Schedule of Investments
Blue Chip Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .58 % Shares Held Value (000's)
Money Market Funds - 0 .58%
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b)
160,673 $ 161
TOTAL INVESTMENT COMPANIES $ 161
COMMON STOCKS - 99 .55 % Shares Held Value (000's)
Aerospace & Defense - 7 .04%
HEICO Corp - Class A 2,085 $ 530
TransDigm Group Inc 1,074 1,415
$ 1,945
Building Materials - 1 .26%
Vulcan Materials Co 1,132 348
Chemicals - 1 .86%
Linde PLC 790 375
Sherwin-Williams Co/The 398 138
$ 513
Commercial Services - 0 .44%
Moody's Corp 256 122
Distribution & Wholesale - 1 .55%
Copart Inc
(c)
9,534 429
Diversified Financial Services - 10 .38%
Brookfield Asset Management Ltd 1,588 90
Charles Schwab Corp/The 3,886 371
Mastercard Inc 2,190 1,246
Visa Inc 3,392 1,158
$ 2,865
Electronics - 0 .94%
Amphenol Corp 2,092 259
Healthcare - Products - 4 .30%
Danaher Corp 4,208 834
IDEXX Laboratories Inc
(c)
422 270
Intuitive Surgical Inc
(c)
186 83
$ 1,187
Insurance - 0 .84%
Arthur J Gallagher & Co 753 233
Internet - 21 .44%
Airbnb Inc
(c)
2,097 255
Alphabet Inc - A Shares 1,675 407
Alphabet Inc - C Shares 1,602 390
Amazon.com Inc
(c)
14,918 3,276
Meta Platforms Inc 895 657
Netflix Inc
(c)
780 935
$ 5,920
Lodging - 2 .58%
Hilton Worldwide Holdings Inc 2,745 712
Pharmaceuticals - 1 .55%
Zoetis Inc 2,926 428
Private Equity - 8 .71%
Brookfield Corp 26,282 1,803
KKR & Co Inc 4,628 601
$ 2,404
Real Estate - 1 .84%
CoStar Group Inc
(c)
6,035 509
Retail - 2 .92%
Costco Wholesale Corp 275 255
O'Reilly Automotive Inc
(c)
5,113 551
$ 806
Semiconductors - 9 .08%
Broadcom Inc 3,044 1,004
NVIDIA Corp 8,053 1,503
$ 2,507
Software - 22 .82%
Cadence Design Systems Inc
(c)
3,107 1,091
Constellation Software Inc/Canada 54 147
Microsoft Corp 8,026 4,157
MSCI Inc 295 167
Roper Technologies Inc 1,032 515
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Veeva Systems Inc
(c)
747 $ 223
$ 6,300
TOTAL COMMON STOCKS $ 27,487
Total Investments $ 27,648
Other Assets and Liabilities -  (0.13)% (35)
TOTAL NET ASSETS - 100.00% $ 27,613
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Blue Chip Account
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 393 $ 3,570 $ 3,802 $ 161
$ 393 $ 3,570 $ 3,802 $ 161
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 5 $ — $ — $ —
$ 5 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .18 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .09%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
(a)
15,000 $ 1,672
Money Market Funds - 1 .09%
BlackRock Liquidity FedFund - Institutional Class
4.02%
(b),(c)
331,948 332
Principal Government Money Market Fund - Class
R-6 4.04%
(b),(c),(d)
20,108,913 20,109
$ 20,441
TOTAL INVESTMENT COMPANIES $ 22,113
BONDS - 28 .41%
Principal
Amount (000's) Value (000's)
Advertising - 0 .02%
Omnicom Group Inc
2.45%, 04/30/2030 $ 160 $ 147
2.60%, 08/01/2031 295 266
$ 413
Aerospace & Defense - 0 .54%
Boeing Co/The
2.95%, 02/01/2030 170 160
3.25%, 02/01/2028 325 317
3.25%, 02/01/2035 170 148
3.63%, 02/01/2031 175 168
3.75%, 02/01/2050 235 174
3.95%, 08/01/2059 315 226
5.04%, 05/01/2027 155 157
5.15%, 05/01/2030 310 318
5.71%, 05/01/2040 155 158
5.81%, 05/01/2050 355 355
5.88%, 02/15/2040 154 159
6.26%, 05/01/2027 125 129
6.30%, 05/01/2029 300 318
6.53%, 05/01/2034 60 66
6.86%, 05/01/2054 230 262
General Dynamics Corp
3.50%, 04/01/2027 160 159
3.75%, 05/15/2028 150 150
4.25%, 04/01/2040 160 146
4.95%, 08/15/2035 40 41
General Electric Co
4.90%, 01/29/2036 210 213
L3Harris Technologies Inc
1.80%, 01/15/2031 90 79
2.90%, 12/15/2029 60 57
5.05%, 06/01/2029 150 154
5.40%, 01/15/2027 150 152
5.40%, 07/31/2033 150 156
5.50%, 08/15/2054 140 139
5.60%, 07/31/2053 55 55
Lockheed Martin Corp
1.85%, 06/15/2030 55 50
3.80%, 03/01/2045 100 82
3.90%, 06/15/2032 100 98
4.07%, 12/15/2042 47 41
4.09%, 09/15/2052 199 161
4.15%, 08/15/2028 100 101
4.15%, 06/15/2053 100 81
4.50%, 02/15/2029 75 76
4.70%, 12/15/2031 130 133
4.70%, 05/15/2046 25 23
4.75%, 02/15/2034 150 151
5.00%, 08/15/2035 100 102
5.10%, 11/15/2027 150 154
5.20%, 02/15/2055 130 125
5.20%, 02/15/2064 155 146
5.25%, 01/15/2033 75 79
5.70%, 11/15/2054 75 77
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp
3.20%, 02/01/2027 $ 250 $ 247
3.85%, 04/15/2045 250 203
4.03%, 10/15/2047 300 244
4.65%, 07/15/2030 105 107
4.70%, 03/15/2033 150 151
4.90%, 06/01/2034 155 157
4.95%, 03/15/2053 115 106
RTX Corp
1.90%, 09/01/2031 170 148
2.25%, 07/01/2030 160 147
2.38%, 03/15/2032 95 84
2.82%, 09/01/2051 175 111
3.03%, 03/15/2052 195 129
3.50%, 03/15/2027 250 248
3.75%, 11/01/2046 30 23
4.05%, 05/04/2047 150 122
4.13%, 11/16/2028 220 220
4.15%, 05/15/2045 40 34
4.35%, 04/15/2047 40 34
4.50%, 06/01/2042 190 172
4.63%, 11/16/2048 210 186
5.15%, 02/27/2033 110 114
5.38%, 02/27/2053 85 83
5.75%, 11/08/2026 150 152
5.75%, 01/15/2029 150 157
6.10%, 03/15/2034 185 203
6.40%, 03/15/2054 185 207
$ 10,085
Agriculture - 0 .38%
Altria Group Inc
2.45%, 02/04/2032 190 167
3.40%, 05/06/2030 325 312
3.70%, 02/04/2051 190 137
3.88%, 09/16/2046 60 46
4.00%, 02/04/2061
(a)
190 140
4.80%, 02/14/2029 63 64
4.88%, 02/04/2028 125 127
5.25%, 08/06/2035 105 106
5.80%, 02/14/2039 380 394
Archer-Daniels-Midland Co
2.70%, 09/15/2051 195 121
2.90%, 03/01/2032 390 356
4.50%, 08/15/2033 125 125
BAT Capital Corp
2.26%, 03/25/2028 170 162
2.73%, 03/25/2031 170 155
3.46%, 09/06/2029 245 237
3.56%, 08/15/2027 211 209
3.98%, 09/25/2050 170 127
4.54%, 08/15/2047 325 273
4.63%, 03/22/2033 45 45
5.63%, 08/15/2035 125 130
5.83%, 02/20/2031 115 122
6.42%, 08/02/2033 155 170
7.08%, 08/02/2043 155 175
7.08%, 08/02/2053 75 86
BAT International Finance PLC
5.93%, 02/02/2029 155 163
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 179
5.15%, 08/04/2035 100 101
Philip Morris International Inc
1.75%, 11/01/2030 175 155
4.13%, 04/28/2028 110 110
4.13%, 03/04/2043 150 128
4.25%, 11/10/2044 30 26
4.38%, 11/15/2041 61 55

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc (continued)
4.50%, 03/20/2042 $ 200 $ 180
4.63%, 11/01/2029 135 137
4.88%, 02/15/2028 150 153
4.88%, 02/13/2029 155 158
4.88%, 11/15/2043 35 33
4.90%, 11/01/2034 135 136
5.13%, 11/17/2027 255 261
5.25%, 02/13/2034 155 160
5.38%, 02/15/2033 150 157
5.50%, 09/07/2030 155 163
5.63%, 11/17/2029 255 268
5.75%, 11/17/2032 130 138
Reynolds American Inc
5.70%, 08/15/2035 25 26
5.85%, 08/15/2045 265 263
$ 7,136
Airlines - 0 .03%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 119 112
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 224 215
Delta Air Lines Inc
4.95%, 07/10/2028 105 106
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 61 55
$ 488
Apparel - 0 .04%
NIKE Inc
2.75%, 03/27/2027 160 157
3.25%, 03/27/2040 160 130
3.38%, 11/01/2046 350 263
3.63%, 05/01/2043 200 161
$ 711
Automobile Manufacturers - 0 .68%
American Honda Finance Corp
2.25%, 01/12/2029 100 94
4.50%, 09/04/2030 105 105
4.55%, 03/03/2028 245 247
4.60%, 04/17/2030 150 151
4.70%, 01/12/2028 150 152
4.90%, 01/10/2034 155 156
5.05%, 07/10/2031 145 149
5.15%, 07/09/2032 105 108
5.65%, 11/15/2028 150 156
5.85%, 10/04/2030 115 122
Ford Motor Co
6.10%, 08/19/2032 225 230
Ford Motor Credit Co LLC
5.13%, 11/05/2026 275 276
5.30%, 09/06/2029 275 274
5.80%, 03/08/2029 300 304
5.85%, 05/17/2027 300 304
5.88%, 11/07/2029 200 203
5.92%, 03/20/2028 200 203
6.05%, 03/05/2031 305 312
6.05%, 11/05/2031 200 204
6.50%, 02/07/2035
(a)
200 205
6.80%, 11/07/2028 300 313
7.12%, 11/07/2033 300 321
7.35%, 11/04/2027 225 235
General Motors Co
5.00%, 10/01/2028 400 407
5.00%, 04/01/2035 200 195
5.35%, 04/15/2028 105 107
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Co (continued)
5.40%, 04/01/2048
(a)
$ 180 $ 164
6.25%, 04/15/2035 105 110
6.75%, 04/01/2046 25 27
General Motors Financial Co Inc
2.35%, 02/26/2027 105 102
2.35%, 01/08/2031 190 168
2.40%, 04/10/2028 190 181
2.40%, 10/15/2028 175 166
2.70%, 06/10/2031 190 170
4.35%, 01/17/2027 305 305
4.90%, 10/06/2029 135 137
5.35%, 07/15/2027 150 153
5.35%, 01/07/2030 130 133
5.40%, 05/08/2027 155 158
5.45%, 07/15/2030 105 108
5.45%, 09/06/2034 135 136
5.55%, 07/15/2029 150 155
5.60%, 06/18/2031 150 155
5.80%, 01/07/2029 305 317
5.90%, 01/07/2035
(a)
130 134
6.00%, 01/09/2028 150 155
6.15%, 07/15/2035 105 110
6.40%, 01/09/2033 150 161
Honda Motor Co Ltd
2.53%, 03/10/2027 115 113
4.44%, 07/08/2028 105 106
5.34%, 07/08/2035 105 107
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 151
PACCAR Financial Corp
4.25%, 06/23/2027 105 106
4.45%, 08/06/2027 140 142
4.60%, 01/31/2029 150 153
5.00%, 05/13/2027 150 153
Toyota Motor Corp
4.19%, 06/30/2027 105 106
5.05%, 06/30/2035
(a)
105 108
5.12%, 07/13/2028 150 155
Toyota Motor Credit Corp
1.15%, 08/13/2027 165 157
1.65%, 01/10/2031 190 166
1.90%, 01/13/2027 200 195
4.05%, 09/05/2028 105 105
4.35%, 10/08/2027 135 136
4.45%, 06/29/2029 155 157
4.50%, 05/14/2027 105 106
4.55%, 09/20/2027 95 96
4.55%, 05/17/2030 145 147
4.60%, 10/10/2031 95 96
4.63%, 01/12/2028 150 152
4.80%, 05/15/2030 105 108
4.80%, 01/05/2034 210 214
4.95%, 01/09/2030 130 134
5.00%, 03/19/2027 95 97
5.10%, 03/21/2031 150 156
5.40%, 11/20/2026 225 229
$ 12,789
Automobile Parts & Equipment - 0 .01%
Aptiv Swiss Holdings Ltd
3.25%, 03/01/2032 175 161
Banks - 5 .52%
Banco Santander SA
2.75%, 12/03/2030 400 363
3.22%, 11/22/2032
(e)
200 182
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 192

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA (continued)
5.29%, 08/18/2027 $ 200 $ 204
5.44%, 07/15/2031 200 210
5.57%, 01/17/2030 200 209
5.59%, 08/08/2028 400 416
6.94%, 11/07/2033 200 229
Bank of America Corp
1.90%, 07/23/2031
(e)
370 330
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
170 151
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
190 180
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
380 337
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(e)
385 334
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
320 296
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
200 196
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
130 117
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
205 187
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
335 247
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
225 145
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
240 219
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(a),(e)
190 126
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(e)
335 323
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 39
3.31%, 04/22/2042
(e)
380 301
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(e)
371 365
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(e)
190 140
Secured Overnight Financing Rate + 1.65%
3.59%, 07/21/2028
(e)
250 248
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(e)
200 199
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.97%, 02/07/2030
(e)
250 248
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 235 235
4.27%, 07/23/2029
(e)
180 181
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(e)
310 264
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
235 236
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
290 290
Secured Overnight Financing Rate + 1.83%
4.62%, 05/09/2029
(e)
105 106
Secured Overnight Financing Rate + 1.11%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
4.98%, 01/24/2029
(e)
$ 180 $ 183
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 25 24
5.02%, 07/22/2033
(e)
340 347
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031
(e)
180 186
Secured Overnight Financing Rate + 1.00%
5.20%, 04/25/2029
(e)
295 302
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
295 305
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(e)
210 214
Secured Overnight Financing Rate + 1.91%
5.46%, 05/09/2036
(e)
215 224
Secured Overnight Financing Rate + 1.64%
5.47%, 01/23/2035
(e)
185 193
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(e)
255 267
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(e)
215 220
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(e)
305 319
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
305 327
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 113 121
6.11%, 01/29/2037 200 216
7.75%, 05/14/2038 250 305
Bank of America NA
6.00%, 10/15/2036 250 271
Bank of Montreal
3.09%, 01/10/2037
(e)
200 178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.35%, 09/22/2031
(e)
100 100
Secured Overnight Financing Rate + 1.08%
4.64%, 09/10/2030
(e)
125 127
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 105 106
5.37%, 06/04/2027 220 225
5.72%, 09/25/2028 305 319
Bank of New York Mellon Corp/The
3.99%, 06/13/2028
(e)
175 175
Secured Overnight Financing Rate + 1.15%
4.44%, 06/09/2028
(e)
270 272
Secured Overnight Financing Rate + 0.68%
4.54%, 02/01/2029
(e)
110 111
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(e)
145 147
Secured Overnight Financing Rate + 0.84%
4.94%, 02/11/2031
(e)
125 128
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(e)
110 112
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(e)
145 150
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(e)
195 201
Secured Overnight Financing Rate + 1.42%
5.32%, 06/06/2036
(e)
50 52
Secured Overnight Financing Rate + 1.35%
5.83%, 10/25/2033
(e)
150 162
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(e)
145 154
Secured Overnight Financing Rate + 1.60%

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The
4.04%, 09/15/2028
(e)
$ 125 $ 125
Secured Overnight Financing Rate + 0.76%
4.74%, 11/10/2032
(e)
135 137
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 120 123
5.35%, 12/07/2026 155 157
5.40%, 06/04/2027 150 153
Barclays PLC
2.28%, 11/24/2027
(e)
220 215
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(e)
320 294
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 161
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.84%, 09/10/2028
(e)
200 202
Secured Overnight Financing Rate + 1.34%
4.97%, 05/16/2029
(e)
210 213
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(e)
200 204
Secured Overnight Financing Rate + 0.96%
5.67%, 03/12/2028
(e)
300 306
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(e)
300 312
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(e)
200 209
Secured Overnight Financing Rate + 1.59%
6.22%, 05/09/2034
(e)
295 317
Secured Overnight Financing Rate + 2.98%
6.69%, 09/13/2034
(e)
305 337
Secured Overnight Financing Rate + 2.62%
Canadian Imperial Bank of Commerce
4.58%, 09/08/2031
(e)
100 100
Secured Overnight Financing Rate + 1.17%
4.63%, 09/11/2030
(a),(e)
135 137
Secured Overnight Financing Rate + 1.34%
4.86%, 01/13/2028
(e)
190 192
Secured Overnight Financing Rate + 0.72%
5.00%, 04/28/2028 145 148
5.26%, 04/08/2029 150 155
5.93%, 10/02/2026 150 153
5.99%, 10/03/2028 150 158
Capital One NA
2.70%, 02/06/2030 250 234
Citibank NA
5.57%, 04/30/2034 300 318
5.80%, 09/29/2028
(a)
250 262
Citigroup Inc
2.57%, 06/03/2031
(e)
320 294
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(e)
315 293
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(e)
195 143
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
155 147
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
185 168
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 225 223
3.67%, 07/24/2028
(e)
325 322
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
3.79%, 03/17/2033
(e)
$ 195 $ 185
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(e)
400 398
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.07%, 04/23/2029
(e)
240 239
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(e)
165 140
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 375 376
4.45%, 09/29/2027 20 20
4.50%, 09/11/2031
(e)
135 135
Secured Overnight Financing Rate + 1.17%
4.54%, 09/19/2030
(e)
270 271
Secured Overnight Financing Rate + 1.34%
4.64%, 05/07/2028
(e)
105 106
Secured Overnight Financing Rate + 1.14%
4.65%, 07/30/2045 222 201
4.66%, 05/24/2028
(e)
365 368
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
230 233
Secured Overnight Financing Rate + 2.09%
4.95%, 05/07/2031
(e)
215 219
Secured Overnight Financing Rate + 1.46%
5.17%, 02/13/2030
(e)
310 318
Secured Overnight Financing Rate + 1.36%
5.17%, 09/11/2036
(e)
210 212
Secured Overnight Financing Rate + 1.49%
5.30%, 05/06/2044 25 24
5.33%, 03/27/2036
(e)
290 296
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(e)
135 135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(e)
125 126
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(e)
155 161
Secured Overnight Financing Rate + 2.06%
5.88%, 01/30/2042 198 210
6.02%, 01/24/2036
(e)
230 241
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(e)
295 314
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
155 169
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 124
6.68%, 09/13/2043 30 34
8.13%, 07/15/2039 132 169
Cooperatieve Rabobank UA
5.25%, 05/24/2041 290 292
5.25%, 08/04/2045 250 239
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 305 312
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(e)
150 151
Secured Overnight Financing Rate + 1.30%
5.00%, 09/11/2030
(e)
275 279
Secured Overnight Financing Rate + 1.70%
5.30%, 05/09/2031
(e)
150 154
Secured Overnight Financing Rate + 1.72%
5.37%, 09/09/2027 325 333
5.37%, 01/10/2029
(e)
190 194
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(e)
300 315
Secured Overnight Financing Rate + 3.18%

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY (continued)
7.08%, 02/10/2034
(e)
$ 305 $ 335
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
150 149
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(e)
150 157
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(e)
225 237
Secured Overnight Financing Rate + 2.34%
Goldman Sachs Group Inc/The
1.95%, 10/21/2027
(e)
200 195
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
245 216
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(e)
285 254
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 210 197
2.62%, 04/22/2032
(e)
190 172
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
150 147
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
195 175
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
185 136
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
195 179
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
190 147
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
190 150
Secured Overnight Financing Rate + 1.63%
3.81%, 04/23/2029
(e)
315 312
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 60 60
4.22%, 05/01/2029
(e)
215 215
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(e)
180 166
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
280 282
Secured Overnight Financing Rate + 1.73%
4.69%, 10/23/2030
(e)
265 268
Secured Overnight Financing Rate + 1.14%
4.80%, 07/08/2044 25 23
4.94%, 04/23/2028
(e)
230 233
Secured Overnight Financing Rate + 1.32%
5.02%, 10/23/2035
(e)
265 267
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(e)
315 323
Secured Overnight Financing Rate + 1.21%
5.15%, 05/22/2045 310 293
5.21%, 01/28/2031
(e)
240 248
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(e)
250 257
Secured Overnight Financing Rate + 1.55%
5.54%, 01/28/2036
(e)
190 198
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(e)
270 274
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
265 277
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(e)
120 124
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(e)
180 192
Secured Overnight Financing Rate + 1.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
6.48%, 10/24/2029
(e)
$ 295 $ 314
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(e)
145 163
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 530 594
HSBC Holdings PLC
2.01%, 09/22/2028
(e)
335 321
Secured Overnight Financing Rate + 1.73%
2.85%, 06/04/2031
(e)
200 186
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(e)
200 180
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(e)
200 197
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(e)
250 249
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.58%, 06/19/2029
(e)
365 368
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
200 202
Secured Overnight Financing Rate + 2.11%
5.29%, 11/19/2030
(e)
270 279
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(e)
335 348
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(e)
310 322
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(e)
310 327
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(e)
300 316
Secured Overnight Financing Rate + 1.52%
5.74%, 09/10/2036
(e)
200 204
Secured Overnight Financing Rate + 1.96%
5.79%, 05/13/2036
(e)
215 227
Secured Overnight Financing Rate + 1.88%
5.87%, 11/18/2035
(e)
270 279
Secured Overnight Financing Rate + 1.90%
6.10%, 01/14/2042 89 97
6.16%, 03/09/2029
(e)
200 209
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
260 283
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
215 236
Secured Overnight Financing Rate + 2.65%
6.55%, 06/20/2034
(e)
295 318
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
305 324
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 102
5.27%, 01/15/2031
(e)
135 139
Secured Overnight Financing Rate + 1.28%
Huntington National Bank/The
5.65%, 01/10/2030 305 319
ING Groep NV
2.73%, 04/01/2032
(e)
200 183
Secured Overnight Financing Rate + 1.32%
4.86%, 03/25/2029
(e)
250 253
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(e)
300 310
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(e)
230 249
Secured Overnight Financing Rate + 2.09%

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.95%, 02/04/2032
(e)
$ 190 $ 168
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(e)
295 280
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(e)
265 257
Secured Overnight Financing Rate + 1.89%
2.52%, 04/22/2031
(e)
190 176
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(e)
180 130
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
195 175
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
190 173
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
260 246
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 300 297
2.96%, 05/13/2031
(e)
175 164
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
190 149
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
105 73
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(e)
190 137
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
200 197
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.63%, 12/01/2027 25 25
3.88%, 07/24/2038
(e)
200 180
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(e)
400 327
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
270 269
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(e)
30 25
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(e)
150 150
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 10
4.32%, 04/26/2028
(e)
290 291
Secured Overnight Financing Rate + 1.56%
4.51%, 10/22/2028
(e)
200 202
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(e)
295 298
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
195 196
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(e)
265 268
Secured Overnight Financing Rate + 1.04%
4.85%, 07/25/2028
(e)
70 71
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 19
4.91%, 07/25/2033
(e)
340 347
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(e)
255 257
Secured Overnight Financing Rate + 1.34%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
4.95%, 06/01/2045 $ 55 $ 52
4.98%, 07/22/2028
(e)
135 137
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(e)
145 149
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(e)
185 190
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(e)
350 354
Secured Overnight Financing Rate + 1.19%
5.10%, 04/22/2031
(e)
240 248
Secured Overnight Financing Rate + 1.44%
5.14%, 01/24/2031
(e)
195 201
Secured Overnight Financing Rate + 1.01%
5.29%, 07/22/2035
(e)
215 222
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(e)
150 155
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(e)
215 223
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(e)
370 386
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(e)
205 214
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(e)
135 139
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2028
(e)
300 307
Secured Overnight Financing Rate + 0.93%
5.57%, 04/22/2036
(e)
115 121
Secured Overnight Financing Rate + 1.68%
5.58%, 04/22/2030
(e)
300 313
Secured Overnight Financing Rate + 1.16%
5.58%, 07/23/2036
(e)
100 104
Secured Overnight Financing Rate + 1.64%
5.60%, 07/15/2041 154 161
5.63%, 08/16/2043 180 186
5.72%, 09/14/2033
(e)
160 169
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(e)
195 208
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(e)
145 148
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(e)
295 311
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(e)
295 325
Secured Overnight Financing Rate + 1.81%
6.40%, 05/15/2038 275 312
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 258
KeyCorp
2.25%, 04/06/2027 200 194
2.55%, 10/01/2029 310 290
Korea Development Bank/The
3.75%, 09/16/2030 200 198
4.38%, 02/15/2028 305 308
4.50%, 02/15/2029 305 310
5.63%, 10/23/2033 200 216
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
380 243
0.00%, 06/29/2037
(a),(f)
200 120
1.00%, 10/01/2026 290 282
2.88%, 04/03/2028 275 270
3.00%, 05/20/2027 295 292
3.50%, 08/27/2027 150 150
3.50%, 08/09/2028 210 209
3.75%, 02/15/2028 225 225
3.75%, 07/15/2030 135 135
3.88%, 05/15/2028 250 251

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau (continued)
3.88%, 06/15/2028 $ 180 $ 181
4.00%, 06/28/2027 220 221
4.00%, 03/15/2029 90 91
4.13%, 07/15/2033 300 301
4.38%, 03/01/2027 310 313
4.38%, 02/28/2034 170 173
4.63%, 03/18/2030 90 93
4.75%, 10/29/2030 150 157
Landwirtschaftliche Rentenbank
0.88%, 09/03/2030 155 135
3.63%, 10/08/2030
(g)
105 104
3.88%, 09/28/2027 100 100
3.88%, 06/14/2028 120 121
4.13%, 05/28/2030 225 229
4.63%, 04/17/2029 150 154
Lloyds Banking Group PLC
3.75%, 01/11/2027 265 264
4.82%, 06/13/2029
(e)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.98%, 08/11/2033
(e)
335 340
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(e)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.30%, 12/01/2045 200 191
5.68%, 01/05/2035
(e)
305 320
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
M&T Bank Corp
5.18%, 07/08/2031
(e)
105 108
Secured Overnight Financing Rate + 1.40%
Mitsubishi UFJ Financial Group Inc
1.64%, 10/13/2027
(e)
200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 226
2.56%, 02/25/2030 200 186
3.20%, 07/18/2029 200 193
4.08%, 04/19/2028
(e)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
4.53%, 09/12/2031
(e)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
5.13%, 07/20/2033
(e)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.16%, 04/24/2031
(e)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.35%, 09/13/2028
(e)
325 332
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(a),(e)
300 314
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.57%, 01/16/2036
(e)
200 210
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
$ 200 $ 181
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(e)
200 177
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(e)
200 192
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
325 333
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(e)
295 309
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(e)
305 322
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
300 319
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
1.79%, 02/13/2032
(e)
355 310
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
105 92
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(e)
190 168
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
120 117
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
265 230
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
180 161
Secured Overnight Financing Rate + 1.20%
2.80%, 01/25/2052
(e)
120 77
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
140 127
Secured Overnight Financing Rate + 1.29%
3.22%, 04/22/2042
(e)
190 149
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 30
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 265 264
3.77%, 01/24/2029
(e)
180 178
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 50 50
3.97%, 07/22/2038 15 13
3 Month USD LIBOR + 1.46%
4.21%, 04/20/2028
(e)
390 390
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 44
4.38%, 01/22/2047 30 26
4.65%, 10/18/2030
(e)
170 172
Secured Overnight Financing Rate + 1.10%
4.89%, 07/20/2033
(e)
225 228
Secured Overnight Financing Rate + 2.08%
5.04%, 07/19/2030
(e)
140 143
Secured Overnight Financing Rate + 1.22%
5.12%, 02/01/2029
(e)
300 306
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
150 154
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(e)
230 236
Secured Overnight Financing Rate + 1.45%

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.19%, 04/17/2031
(e)
$ 230 $ 238
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(e)
205 212
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(e)
295 304
Secured Overnight Financing Rate + 1.87%
5.32%, 07/19/2035
(e)
290 299
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(e)
300 313
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
150 155
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(e)
155 161
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(e)
170 172
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(e)
200 209
Secured Overnight Financing Rate + 1.42%
5.60%, 03/24/2051
(e)
200 204
Secured Overnight Financing Rate + 4.84%
5.65%, 04/13/2028
(e)
130 133
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 313
Secured Overnight Financing Rate + 1.26%
5.66%, 04/17/2036
(e)
185 195
Secured Overnight Financing Rate + 1.76%
5.83%, 04/19/2035
(e)
90 96
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(e)
150 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(e)
145 151
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
150 165
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 195 219
6.41%, 11/01/2029
(e)
200 213
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(e)
185 207
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.45%, 10/15/2027
(e)
265 266
Secured Overnight Financing Rate + 0.68%
4.97%, 07/14/2028
(e)
285 289
Secured Overnight Financing Rate + 0.93%
5.02%, 01/12/2029
(e)
290 295
Secured Overnight Financing Rate + 0.91%
Morgan Stanley Private Bank NA
4.73%, 07/18/2031
(e)
250 254
Secured Overnight Financing Rate + 1.08%
National Australia Bank Ltd/New York
4.53%, 06/13/2030 300 305
5.09%, 06/11/2027 280 285
NatWest Group PLC
4.89%, 05/18/2029
(e)
200 203
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 409
3 Month USD LIBOR + 1.91%
5.12%, 05/23/2031
(e)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
Northern Trust Corp
4.00%, 05/10/2027 130 130
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 125 125
3.75%, 09/05/2029 150 150
3.75%, 09/10/2030 105 105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Oesterreichische Kontrollbank AG (continued)
4.00%, 05/28/2028 $ 110 $ 111
4.25%, 03/01/2028 150 152
4.50%, 01/24/2030 130 134
4.75%, 05/21/2027 150 152
PNC Bank NA
2.70%, 10/22/2029 250 235
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
150 134
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 150
4.63%, 06/06/2033
(e)
105 104
Secured Overnight Financing Rate + 1.85%
4.90%, 05/13/2031
(e)
105 107
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
155 160
Secured Overnight Financing Rate + 1.07%
5.30%, 01/21/2028
(e)
155 157
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(e)
105 108
Secured Overnight Financing Rate + 1.62%
5.37%, 07/21/2036
(e)
80 82
Secured Overnight Financing Rate + 1.42%
5.40%, 07/23/2035
(e)
315 326
Secured Overnight Financing Rate + 1.60%
5.68%, 01/22/2035
(e)
75 79
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(e)
305 327
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(e)
220 225
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
3.63%, 05/04/2027 115 115
3.88%, 05/04/2032 225 218
4.50%, 08/06/2029
(e)
100 101
Secured Overnight Financing Rate + 0.89%
4.51%, 10/18/2027
(e)
200 201
Secured Overnight Financing Rate + 0.72%
4.65%, 10/18/2030
(e)
200 202
Secured Overnight Financing Rate + 1.08%
4.95%, 02/01/2029 130 134
4.97%, 01/24/2029
(e)
190 193
Secured Overnight Financing Rate + 0.83%
4.97%, 05/02/2031
(a),(e)
235 241
Secured Overnight Financing Rate + 1.13%
5.00%, 05/02/2033 145 149
5.15%, 02/04/2031
(e)
190 196
Secured Overnight Financing Rate + 1.03%
6.00%, 11/01/2027 150 156
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
270 263
Secured Overnight Financing Rate + 1.25%
5.35%, 09/06/2030
(e)
135 138
Secured Overnight Financing Rate + 1.94%
5.47%, 03/20/2029
(e)
120 122
Secured Overnight Financing Rate + 1.61%
Santander UK Group Holdings PLC
2.47%, 01/11/2028
(e)
200 195
Secured Overnight Financing Rate + 1.22%
4.32%, 09/22/2029
(e)
205 204
Secured Overnight Financing Rate + 1.07%
State Street Corp
2.20%, 02/07/2028
(e)
145 141
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 70 62
4.42%, 05/13/2033
(e)
185 184
Secured Overnight Financing Rate + 1.61%
4.54%, 02/28/2028 60 61

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp (continued)
4.68%, 10/22/2032
(e)
$ 70 $ 71
Secured Overnight Financing Rate + 1.05%
4.82%, 01/26/2034
(e)
65 66
Secured Overnight Financing Rate + 1.57%
4.83%, 04/24/2030 230 236
5.15%, 02/28/2036
(e)
125 128
Secured Overnight Financing Rate + 1.22%
5.68%, 11/21/2029
(e)
150 157
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
1.90%, 09/17/2028 200 188
2.13%, 07/08/2030 265 240
2.14%, 09/23/2030 170 152
3.04%, 07/16/2029 200 191
3.36%, 07/12/2027 200 198
3.45%, 01/11/2027
(a)
140 139
4.66%, 07/08/2031
(e)
200 202
Secured Overnight Financing Rate + 1.19%
5.32%, 07/09/2029 295 306
5.42%, 07/09/2031 225 236
5.63%, 01/15/2035 200 212
5.77%, 01/13/2033 200 214
5.80%, 07/13/2028 300 314
5.80%, 07/08/2046
(e)
105 108
Secured Overnight Financing Rate + 1.78%
5.81%, 09/14/2033 230 247
6.18%, 07/13/2043 150 164
Toronto-Dominion Bank/The
1.95%, 01/12/2027
(a)
200 195
3.20%, 03/10/2032 195 181
4.11%, 06/08/2027 70 70
4.46%, 06/08/2032 175 175
4.57%, 12/17/2026 80 80
4.57%, 06/02/2028 215 218
4.69%, 09/15/2027 290 294
4.78%, 12/17/2029 80 82
4.99%, 04/05/2029 155 159
5.30%, 01/30/2032 130 136
5.52%, 07/17/2028 150 156
Truist Financial Corp
1.13%, 08/03/2027 215 204
1.89%, 06/07/2029
(e)
175 165
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 261
4.12%, 06/06/2028
(e)
135 135
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
150 152
Secured Overnight Financing Rate + 1.44%
5.07%, 05/20/2031
(e)
105 108
Secured Overnight Financing Rate + 1.31%
5.12%, 01/26/2034
(e)
150 152
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(e)
140 144
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(e)
75 78
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(e)
60 63
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(e)
150 159
Secured Overnight Financing Rate + 2.36%
UBS AG/Stamford CT
5.00%, 07/09/2027 275 280
UBS Group AG
4.88%, 05/15/2045 250 235
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
2.22%, 01/27/2028
(e)
$ 155 $ 151
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(e)
175 151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 650 622
3.15%, 04/27/2027 25 25
4.65%, 02/01/2029
(e)
130 131
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
130 131
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(e)
255 262
Secured Overnight Financing Rate + 1.06%
5.38%, 01/23/2030
(e)
60 62
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(e)
45 47
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(e)
295 314
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
150 160
Secured Overnight Financing Rate + 2.09%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
250 252
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
2.39%, 06/02/2028
(e)
250 243
Secured Overnight Financing Rate + 2.10%
3.00%, 10/23/2026 265 262
3.07%, 04/30/2041
(e)
280 217
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
235 219
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(e)
250 248
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.08%, 09/15/2029
(e)
210 209
Secured Overnight Financing Rate + 0.88%
4.40%, 06/14/2046 195 165
4.48%, 04/04/2031
(e)
245 246
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(e)
390 343
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 165 146
4.81%, 07/25/2028
(e)
170 172
Secured Overnight Financing Rate + 1.98%
4.89%, 09/15/2036
(e)
105 105
Secured Overnight Financing Rate + 1.34%
4.90%, 01/24/2028
(e)
190 192
Secured Overnight Financing Rate + 0.78%
4.90%, 07/25/2033
(e)
170 173
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 260 237
4.97%, 04/23/2029
(e)
110 112
Secured Overnight Financing Rate + 1.37%
5.01%, 04/04/2051
(e)
325 304
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.15%, 04/23/2031
(e)
330 340
Secured Overnight Financing Rate + 1.50%
5.20%, 01/23/2030
(e)
305 314
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(e)
265 271
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(e)
180 186
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 20 20

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co (continued)
5.39%, 04/24/2034
(e)
$ 210 $ 218
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(e)
305 318
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(e)
225 236
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
225 233
Secured Overnight Financing Rate + 1.74%
5.61%, 04/23/2036
(e)
110 115
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 45 45
5.71%, 04/22/2028
(e)
300 307
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(e)
295 312
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(e)
295 328
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 254
5.95%, 08/26/2036 500 533
6.60%, 01/15/2038 250 282
Westpac Banking Corp
2.96%, 11/16/2040 80 61
3.02%, 11/18/2036
(e)
150 134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 151
4.11%, 07/24/2034
(e)
165 162
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.35%, 07/01/2030
(a)
70 71
4.42%, 07/24/2039 165 153
5.05%, 04/16/2029 225 232
5.46%, 11/18/2027 310 320
$ 103,850
Beverages - 0 .45%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 630 622
4.90%, 02/01/2046 824 772
Anheuser-Busch InBev Worldwide Inc
4.75%, 01/23/2029 410 418
5.00%, 06/15/2034 150 155
5.45%, 01/23/2039 250 258
5.80%, 01/23/2059 470 490
8.20%, 01/15/2039 51 66
Coca-Cola Co/The
1.00%, 03/15/2028 170 159
1.50%, 03/05/2028 190 180
1.65%, 06/01/2030 260 234
2.50%, 06/01/2040 260 193
2.88%, 05/05/2041 195 150
5.00%, 05/13/2034 95 99
5.30%, 05/13/2054 95 95
Constellation Brands Inc
2.25%, 08/01/2031 170 150
3.15%, 08/01/2029 630 606
4.35%, 05/09/2027 160 160
4.90%, 05/01/2033
(a)
75 76
Diageo Capital PLC
2.13%, 04/29/2032 200 173
2.38%, 10/24/2029 200 187
5.30%, 10/24/2027 295 302
5.63%, 10/05/2033 200 213
5.88%, 09/30/2036 139 151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Keurig Dr Pepper Inc
2.25%, 03/15/2031 $ 190 $ 168
3.35%, 03/15/2051 190 126
3.95%, 04/15/2029 110 108
4.05%, 04/15/2032 110 105
4.50%, 04/15/2052 110 89
5.10%, 03/15/2027 190 192
5.15%, 05/15/2035 110 109
Molson Coors Beverage Co
5.00%, 05/01/2042 50 47
PepsiCo Inc
1.63%, 05/01/2030 95 85
1.95%, 10/21/2031 165 145
2.63%, 07/29/2029 170 162
2.63%, 10/21/2041 160 116
2.88%, 10/15/2049 160 107
3.60%, 02/18/2028 170 169
4.20%, 07/18/2052 60 50
4.30%, 07/23/2030 100 101
4.45%, 02/07/2028 125 127
4.45%, 05/15/2028 150 152
4.65%, 07/23/2032 100 101
4.80%, 07/17/2034 110 112
5.00%, 02/07/2035 100 102
Pepsico Singapore Financing I Pte Ltd
4.55%, 02/16/2029 155 157
$ 8,539
Biotechnology - 0 .35%
Amgen Inc
1.65%, 08/15/2028 180 168
2.00%, 01/15/2032 180 156
2.20%, 02/21/2027 225 220
2.45%, 02/21/2030 160 148
3.00%, 02/22/2029 200 193
3.00%, 01/15/2052 180 118
3.15%, 02/21/2040 260 205
3.38%, 02/21/2050 160 116
4.20%, 03/01/2033 165 161
4.20%, 02/22/2052 200 160
4.40%, 05/01/2045 40 35
4.66%, 06/15/2051 300 262
4.88%, 03/01/2053 165 147
5.15%, 03/02/2028 270 276
5.25%, 03/02/2030 130 135
5.25%, 03/02/2033 155 161
5.60%, 03/02/2043 310 314
5.65%, 03/02/2053 310 309
5.75%, 03/02/2063 230 229
Baxalta Inc
5.25%, 06/23/2045 130 125
Biogen Inc
2.25%, 05/01/2030 115 105
5.20%, 09/15/2045 340 314
Gilead Sciences Inc
1.65%, 10/01/2030 165 146
2.60%, 10/01/2040 85 62
2.80%, 10/01/2050 165 107
2.95%, 03/01/2027 265 261
4.00%, 09/01/2036 300 279
4.60%, 09/01/2035 500 494
5.10%, 06/15/2035 135 139
5.25%, 10/15/2033 150 157
5.50%, 11/15/2054 135 136
5.55%, 10/15/2053 150 151
Royalty Pharma PLC
1.75%, 09/02/2027 160 153
2.20%, 09/02/2030 160 144
3.30%, 09/02/2040 160 123

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Royalty Pharma PLC (continued)
5.95%, 09/25/2055 $ 105 $ 105
$ 6,514
Building Materials - 0 .23%
Carrier Global Corp
2.49%, 02/15/2027 36 35
2.72%, 02/15/2030 320 300
3.38%, 04/05/2040 150 121
3.58%, 04/05/2050 160 119
5.90%, 03/15/2034 125 134
6.20%, 03/15/2054 30 33
CRH America Finance Inc
5.50%, 01/09/2035 255 266
Johnson Controls International plc
4.50%, 02/15/2047 500 433
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 335
Martin Marietta Materials Inc
2.50%, 03/15/2030 250 232
3.20%, 07/15/2051 190 131
5.15%, 12/01/2034 135 138
Masco Corp
1.50%, 02/15/2028 190 179
4.50%, 05/15/2047 260 217
Owens Corning
5.50%, 06/15/2027 150 153
5.70%, 06/15/2034 150 158
Trane Technologies Financing Ltd
3.80%, 03/21/2029 600 593
5.10%, 06/13/2034 150 154
Vulcan Materials Co
3.50%, 06/01/2030 295 285
5.35%, 12/01/2034 270 279
$ 4,295
Chemicals - 0 .29%
Air Products and Chemicals Inc
2.80%, 05/15/2050 155 101
4.60%, 02/08/2029 155 158
4.80%, 03/03/2033 155 158
4.90%, 10/11/2032 100 103
Albemarle Corp
5.45%, 12/01/2044 150 135
Dow Chemical Co/The
2.10%, 11/15/2030 165 146
3.60%, 11/15/2050 165 112
4.38%, 11/15/2042 230 187
4.80%, 05/15/2049 300 245
5.15%, 02/15/2034
(a)
155 155
5.65%, 03/15/2036 105 106
9.40%, 05/15/2039 30 39
DuPont de Nemours Inc
4.73%, 11/15/2028 225 227
5.32%, 11/15/2038 152 156
5.42%, 11/15/2048 245 242
Eastman Chemical Co
4.80%, 09/01/2042 100 88
Ecolab Inc
1.30%, 01/30/2031 85 73
1.65%, 02/01/2027 175 170
2.75%, 08/18/2055 232 143
4.30%, 06/15/2028 45 45
4.80%, 03/24/2030 160 164
5.00%, 09/01/2035 140 143
LYB International Finance III LLC
2.25%, 10/01/2030 165 147
3.63%, 04/01/2051 165 110
4.20%, 10/15/2049 125 92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
LYB International Finance III LLC (continued)
5.63%, 05/15/2033 $ 150 $ 154
Nutrien Ltd
4.20%, 04/01/2029 300 300
4.50%, 03/12/2027 120 121
5.40%, 06/21/2034 150 154
5.80%, 03/27/2053 155 158
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 140
2.30%, 05/15/2030 160 147
2.95%, 08/15/2029 225 215
3.30%, 05/15/2050 160 111
3.80%, 08/15/2049 175 134
4.30%, 08/15/2028 205 206
Westlake Corp
3.13%, 08/15/2051 190 118
$ 5,403
Commercial Mortgage Backed Securities - 0 .95%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,826
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,294
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 1,000 994
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 890 889
Fannie Mae-Aces
2.50%, 10/25/2026
(h)
655 643
2.96%, 02/25/2027
(h)
768 758
2.98%, 02/25/2027
(h)
514 507
3.09%, 12/25/2027
(h)
623 610
3.47%, 07/25/2028
(h)
1,959 1,932
Freddie Mac Multifamily Structured Pass Through
Certificates
2.67%, 03/25/2026 989 981
3.41%, 12/25/2026 1,500 1,490
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 402 398
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 555 552
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,486
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,462
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 1,000 985
$ 17,807
Commercial Services - 0 .17%
American University/The
3.67%, 04/01/2049 125 96
California Institute of Technology
4.32%, 08/01/2045 80 69
Global Payments Inc
3.20%, 08/15/2029 170 161
4.15%, 08/15/2049 85 65
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 178
4.68%, 07/01/2114 125 107
Moody's Corp
4.25%, 08/08/2032 175 173
5.00%, 08/05/2034 140 143
5.25%, 07/15/2044 250 245
PayPal Holdings Inc
2.30%, 06/01/2030 160 147
2.85%, 10/01/2029 160 153
3.90%, 06/01/2027 185 185
4.40%, 06/01/2032 185 185
5.50%, 06/01/2054 150 150

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
S&P Global Inc
1.25%, 08/15/2030 $ 165 $ 144
2.45%, 03/01/2027 145 142
2.50%, 12/01/2029 120 113
3.25%, 12/01/2049 120 86
3.70%, 03/01/2052 295 227
5.25%, 09/15/2033 150 157
TR Finance LLC
5.85%, 04/15/2040 25 26
University of Southern California
5.25%, 10/01/2111
(a)
30 28
William Marsh Rice University
3.57%, 05/15/2045 300 241
$ 3,221
Computers - 0 .51%
Apple Inc
1.20%, 02/08/2028 170 160
1.40%, 08/05/2028 190 178
1.65%, 05/11/2030 160 145
1.65%, 02/08/2031 175 155
2.20%, 09/11/2029 165 155
2.65%, 05/11/2050 160 103
2.70%, 08/05/2051 175 112
2.80%, 02/08/2061 175 106
2.90%, 09/12/2027 300 295
2.95%, 09/11/2049 165 113
3.20%, 05/11/2027 160 159
3.25%, 08/08/2029 175 171
3.35%, 02/09/2027 170 169
3.45%, 02/09/2045 30 24
3.75%, 09/12/2047 115 92
3.75%, 11/13/2047 150 121
3.85%, 05/04/2043 300 256
3.95%, 08/08/2052 175 142
4.20%, 05/12/2030 105 106
4.30%, 05/10/2033
(a)
150 152
4.50%, 05/12/2032 105 107
4.65%, 02/23/2046 435 407
4.75%, 05/12/2035 105 108
Dell International LLC / EMC Corp
3.38%, 12/15/2041 100 77
3.45%, 12/15/2051 145 102
4.35%, 02/01/2030 135 135
4.50%, 02/15/2031
(g)
130 130
4.75%, 04/01/2028 75 76
5.10%, 02/15/2036
(g)
130 129
5.25%, 02/01/2028 150 153
5.30%, 04/01/2032 115 119
5.40%, 04/15/2034 225 232
8.10%, 07/15/2036 138 168
8.35%, 07/15/2046 83 108
Hewlett Packard Enterprise Co
4.05%, 09/15/2027 105 105
4.55%, 10/15/2029 135 136
4.85%, 10/15/2031 205 207
5.00%, 10/15/2034 270 268
6.20%, 10/15/2035 80 87
6.35%, 10/15/2045 195 205
HP Inc
3.00%, 06/17/2027 240 235
4.75%, 01/15/2028 175 177
6.00%, 09/15/2041 154 159
6.10%, 04/25/2035 115 122
IBM International Capital Pte Ltd
4.75%, 02/05/2031 160 163
4.90%, 02/05/2034 310 314
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
International Business Machines Corp
2.20%, 02/09/2027 $ 100 $ 98
3.50%, 05/15/2029 235 230
4.00%, 06/20/2042 35 30
4.15%, 05/15/2039 230 206
4.25%, 05/15/2049 340 281
4.40%, 07/27/2032
(a)
165 165
4.50%, 02/06/2028 115 116
4.65%, 02/10/2028 255 259
4.70%, 02/19/2046 185 168
5.10%, 02/06/2053 150 140
5.60%, 11/30/2039 92 96
5.70%, 02/10/2055 125 127
5.88%, 11/29/2032 100 108
6.22%, 08/01/2027 216 225
NetApp Inc
2.38%, 06/22/2027 160 155
$ 9,547
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 300 240
Cosmetics & Personal Care - 0 .13%
Colgate-Palmolive Co
4.20%, 05/01/2030 110 111
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 150
2.38%, 12/01/2029 240 223
Haleon US Capital LLC
3.63%, 03/24/2032 370 351
Kenvue Inc
4.85%, 05/22/2032 105 107
4.90%, 03/22/2033 155 158
5.05%, 03/22/2028 155 158
5.05%, 03/22/2053 155 144
5.10%, 03/22/2043 155 149
Procter & Gamble Co/The
3.55%, 03/25/2040 160 139
4.60%, 05/01/2035 110 112
Unilever Capital Corp
1.38%, 09/14/2030 170 150
4.63%, 08/12/2034 105 106
4.88%, 09/08/2028 150 154
5.90%, 11/15/2032 230 252
$ 2,464
Diversified Financial Services - 0 .78%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 225 221
3.00%, 10/29/2028 245 236
3.30%, 01/30/2032 380 350
3.40%, 10/29/2033 275 247
3.88%, 01/23/2028 300 298
4.38%, 11/15/2030
(g)
150 149
4.88%, 04/01/2028 150 152
4.95%, 09/10/2034 150 149
5.10%, 01/19/2029 150 154
5.38%, 12/15/2031 150 155
6.10%, 01/15/2027 305 312
Air Lease Corp
2.10%, 09/01/2028 385 360
2.88%, 01/15/2032 200 179
3.25%, 10/01/2029 95 90
5.10%, 03/01/2029 155 157
5.20%, 07/15/2031 150 153

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ally Financial Inc
2.20%, 11/02/2028 $ 190 $ 178
4.75%, 06/09/2027 160 161
5.55%, 07/31/2033
(e)
100 100
Secured Overnight Financing Rate + 1.78%
8.00%, 11/01/2031 265 302
American Express Co
1.65%, 11/04/2026 370 361
3.30%, 05/03/2027 30 30
4.05%, 12/03/2042 25 22
4.73%, 04/25/2029
(e)
230 234
Secured Overnight Financing Rate + 1.26%
4.92%, 07/20/2033
(e)
210 214
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031
(e)
190 196
Secured Overnight Financing Rate + 1.02%
5.10%, 02/16/2028
(e)
155 157
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
150 155
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(e)
215 222
Secured Overnight Financing Rate + 1.42%
5.53%, 04/25/2030
(e)
150 157
Secured Overnight Financing Rate + 1.09%
5.67%, 04/25/2036
(e)
110 116
Secured Overnight Financing Rate + 1.79%
6.49%, 10/30/2031
(e)
75 82
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
5.35%, 01/08/2055 145 144
Blackrock Inc
2.10%, 02/25/2032 150 131
2.40%, 04/30/2030 125 116
Capital One Financial Corp
1.88%, 11/02/2027
(e)
125 122
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
190 164
Secured Overnight Financing Rate + 1.34%
4.10%, 02/09/2027 250 250
4.49%, 09/11/2031
(e)
105 104
Secured Overnight Financing Rate + 1.25%
4.93%, 05/10/2028
(e)
255 258
Secured Overnight Financing Rate + 2.06%
5.20%, 09/11/2036
(e)
105 104
Secured Overnight Financing Rate + 1.63%
5.46%, 07/26/2030
(e)
70 72
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(e)
155 161
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(e)
150 157
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(e)
70 73
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(e)
75 80
Secured Overnight Financing Rate + 2.26%
6.18%, 01/30/2036
(e)
65 67
Secured Overnight Financing Rate + 2.04%
6.31%, 06/08/2029
(e)
150 157
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
225 254
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
1.65%, 03/11/2031 165 143
2.00%, 03/20/2028 385 368
5.64%, 05/19/2029
(e)
150 156
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(e)
155 169
Secured Overnight Financing Rate + 2.01%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The (continued)
6.20%, 11/17/2029
(e)
$ 150 $ 159
Secured Overnight Financing Rate + 1.88%
Intercontinental Exchange Inc
2.10%, 06/15/2030 160 146
2.65%, 09/15/2040 165 122
3.00%, 09/15/2060 165 102
4.00%, 09/15/2027 185 185
4.25%, 09/21/2048 150 127
4.95%, 06/15/2052 335 313
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 147
4.15%, 01/23/2030 200 197
6.50%, 01/20/2043 200 215
Mastercard Inc
2.00%, 11/18/2031 85 75
2.95%, 11/21/2026 250 247
2.95%, 03/15/2051 95 64
3.35%, 03/26/2030 80 78
3.85%, 03/26/2050 135 108
4.55%, 03/15/2028 125 127
4.55%, 01/15/2035 275 274
Nasdaq Inc
2.50%, 12/21/2040 185 131
5.35%, 06/28/2028 150 155
5.95%, 08/15/2053 35 37
Nomura Holdings Inc
2.33%, 01/22/2027 385 375
2.68%, 07/16/2030 330 303
5.84%, 01/18/2028 300 310
6.09%, 07/12/2033 300 324
Synchrony Financial
5.02%, 07/29/2029
(e)
100 101
Secured Overnight Financing Rate + 1.40%
Visa Inc
1.90%, 04/15/2027 120 117
2.05%, 04/15/2030 80 74
2.70%, 04/15/2040 80 61
3.65%, 09/15/2047 85 67
4.15%, 12/14/2035 215 208
4.30%, 12/14/2045 245 216
Western Union Co/The
6.20%, 11/17/2036
(a)
200 209
$ 14,673
Electric - 2 .26%
AEP Texas Inc
2.10%, 07/01/2030 165 149
3.45%, 01/15/2050 55 38
3.45%, 05/15/2051 45 31
4.70%, 05/15/2032 65 65
5.25%, 05/15/2052 65 60
AEP Transmission Co LLC
2.75%, 08/15/2051 95 60
4.00%, 12/01/2046 200 162
4.50%, 06/15/2052 90 78
5.40%, 03/15/2053 155 154
AES Corp/The
2.45%, 01/15/2031 180 161
Alabama Power Co
1.45%, 09/15/2030 160 140
3.13%, 07/15/2051 190 129
4.30%, 03/15/2031 105 105
Ameren Corp
1.75%, 03/15/2028 190 179
5.00%, 01/15/2029 155 158
5.70%, 12/01/2026 150 152

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Ameren Illinois Co
3.25%, 03/15/2050 $ 80 $ 56
3.85%, 09/01/2032 115 110
5.63%, 03/01/2055 100 102
American Electric Power Co Inc
2.30%, 03/01/2030 160 146
5.63%, 03/01/2033 155 163
6.05%, 03/15/2056
(e)
100 100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
Appalachian Power Co
3.30%, 06/01/2027 200 197
7.00%, 04/01/2038
(a)
120 136
Arizona Public Service Co
2.60%, 08/15/2029 270 253
2.65%, 09/15/2050 170 105
4.50%, 04/01/2042 77 68
5.90%, 08/15/2055 40 41
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 170
4.55%, 06/01/2052 60 52
5.45%, 06/01/2035 105 109
5.65%, 06/01/2054 150 153
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 117
2.85%, 05/15/2051 180 114
3.80%, 07/15/2048 150 116
4.60%, 05/01/2053 195 168
5.15%, 11/15/2043 15 15
6.13%, 04/01/2036 156 170
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 135
4.25%, 02/01/2049 150 126
4.85%, 10/01/2052 80 73
4.95%, 04/01/2033 155 158
4.95%, 08/15/2035 105 105
5.20%, 10/01/2028 150 155
CenterPoint Energy Inc
2.95%, 03/01/2030 125 118
CMS Energy Corp
3.75%, 12/01/2050
(e)
180 166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 106
3.13%, 03/15/2051 190 128
5.30%, 06/01/2034 150 157
5.30%, 02/01/2053 150 145
5.65%, 06/01/2054 150 153
5.95%, 06/01/2055 20 21
Connecticut Light and Power Co/The
2.05%, 07/01/2031 190 168
3.20%, 03/15/2027 165 163
4.00%, 04/01/2048 125 101
4.95%, 01/15/2030 130 134
Consolidated Edison Co of New York Inc
3.00%, 12/01/2060 180 110
3.70%, 11/15/2059 80 57
3.88%, 06/15/2047 325 256
4.20%, 03/15/2042 128 111
4.30%, 12/01/2056 230 186
5.20%, 03/01/2033 150 156
5.85%, 03/15/2036 51 54
6.15%, 11/15/2052 155 167
6.75%, 04/01/2038 125 143
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Consumers Energy Co
4.20%, 09/01/2052 $ 175 $ 144
4.60%, 05/30/2029 155 157
4.90%, 02/15/2029 155 159
5.05%, 05/15/2035 65 66
Dayton Power & Light Co/The
4.55%, 08/15/2030
(i)
30 30
Dominion Energy Inc
3.30%, 04/15/2041 190 145
3.38%, 04/01/2030 155 149
4.60%, 05/15/2028 105 106
4.70%, 12/01/2044 100 88
4.90%, 08/01/2041 77 71
5.38%, 11/15/2032 105 109
5.45%, 03/15/2035 120 123
5.95%, 06/15/2035 400 426
DTE Electric Co
1.90%, 04/01/2028 435 414
2.25%, 03/01/2030 100 92
2.63%, 03/01/2031 155 142
3.95%, 03/01/2049 125 101
5.20%, 03/01/2034 155 160
5.25%, 05/15/2035 105 108
5.40%, 04/01/2053 155 154
DTE Energy Co
4.88%, 06/01/2028 100 102
5.05%, 10/01/2035 105 104
5.20%, 04/01/2030 125 129
Duke Energy Carolinas LLC
4.00%, 09/30/2042 100 85
4.95%, 01/15/2033 150 154
5.25%, 03/15/2035 130 135
5.30%, 02/15/2040 87 88
5.35%, 01/15/2053 150 147
5.40%, 01/15/2054 155 154
Duke Energy Corp
3.15%, 08/15/2027 15 15
3.30%, 06/15/2041 190 146
3.50%, 06/15/2051 190 134
3.75%, 09/01/2046 200 153
4.50%, 08/15/2032 175 174
4.85%, 01/05/2029 155 158
5.00%, 08/15/2052 175 158
5.45%, 06/15/2034 150 156
5.70%, 09/15/2055 105 105
5.80%, 06/15/2054 150 152
6.10%, 09/15/2053 150 158
Duke Energy Florida LLC
1.75%, 06/15/2030 160 143
2.50%, 12/01/2029 160 150
3.40%, 10/01/2046 150 111
5.65%, 04/01/2040 25 26
5.88%, 11/15/2033 150 162
5.95%, 11/15/2052 155 163
6.40%, 06/15/2038 66 74
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 102
5.40%, 04/01/2053 155 152
5.90%, 05/15/2055 75 78
6.12%, 10/15/2035 77 84
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 146
Duke Energy Progress LLC
2.50%, 08/15/2050 165 99
5.55%, 03/15/2055 120 120
Emera US Finance LP
4.75%, 06/15/2046 25 22

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Entergy Arkansas LLC
2.65%, 06/15/2051 $ 170 $ 103
5.15%, 01/15/2033 150 155
Entergy Corp
1.90%, 06/15/2028 115 108
2.40%, 06/15/2031 190 170
Entergy Louisiana LLC
2.90%, 03/15/2051 90 58
3.10%, 06/15/2041 190 145
4.75%, 09/15/2052 105 93
5.15%, 09/15/2034 70 71
5.80%, 03/15/2055 130 133
Entergy Texas Inc
1.75%, 03/15/2031 165 144
4.00%, 03/30/2029 150 149
4.50%, 03/30/2039 300 279
Evergy Kansas Central Inc
5.25%, 03/15/2035 100 102
5.70%, 03/15/2053 155 156
Evergy Metro Inc
5.13%, 08/15/2035 100 101
Eversource Energy
1.65%, 08/15/2030 165 145
5.00%, 01/01/2027 155 157
5.13%, 05/15/2033 150 152
Exelon Corp
3.35%, 03/15/2032 195 182
4.45%, 04/15/2046 20 17
5.13%, 03/15/2031 100 103
5.15%, 03/15/2029 155 159
5.63%, 06/15/2035 300 313
6.50%, 03/15/2055
(e)
55 57
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Transmission LLC
4.75%, 01/15/2033
(i)
100 100
Florida Power & Light Co
3.70%, 12/01/2047 200 156
4.05%, 10/01/2044 175 148
4.40%, 05/15/2028 150 152
4.80%, 05/15/2033 110 112
5.10%, 04/01/2033 155 160
5.30%, 06/15/2034 150 156
5.60%, 06/15/2054 150 153
5.69%, 03/01/2040 48 51
5.70%, 03/15/2055 125 130
Georgia Power Co
4.30%, 03/15/2042 228 201
4.55%, 03/15/2030 130 132
4.65%, 05/16/2028 150 152
4.70%, 05/15/2032 185 187
5.50%, 10/01/2055 100 100
Iberdrola International BV
6.75%, 07/15/2036 128 145
Interstate Power and Light Co
2.30%, 06/01/2030 40 37
4.10%, 09/26/2028 300 299
5.60%, 06/29/2035 55 57
5.60%, 10/01/2055 105 103
Jersey Central Power & Light Co
4.40%, 01/15/2031
(i)
105 105
Kentucky Utilities Co
3.30%, 06/01/2050 155 108
5.85%, 08/15/2055 105 108
MidAmerican Energy Co
3.15%, 04/15/2050 165 113
3.65%, 04/15/2029 300 296
4.25%, 07/15/2049 150 125
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
MidAmerican Energy Co (continued)
5.30%, 02/01/2055 $ 150 $ 146
Mississippi Power Co
4.25%, 03/15/2042 100 87
National Rural Utilities Cooperative Finance Corp
2.40%, 03/15/2030 105 98
4.12%, 09/16/2027 135 135
4.15%, 08/25/2028 105 105
4.15%, 12/15/2032 175 171
4.80%, 03/15/2028 115 117
5.00%, 02/07/2031 150 155
5.15%, 06/15/2029 150 155
Nevada Power Co
2.40%, 05/01/2030 200 185
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 184
2.25%, 06/01/2030 225 205
2.75%, 11/01/2029 115 109
4.69%, 09/01/2027 50 51
4.90%, 02/28/2028 150 153
4.90%, 03/15/2029 155 159
5.00%, 07/15/2032 175 179
5.05%, 03/15/2030 125 129
5.25%, 03/15/2034 155 159
5.25%, 02/28/2053 150 141
5.45%, 03/15/2035 125 129
5.65%, 05/01/2079
(e)
250 251
3 Month USD LIBOR + 3.16%
6.50%, 08/15/2055
(e)
125 132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.90%, 03/01/2050 80 54
3.40%, 08/15/2042 100 78
5.10%, 05/15/2053 150 143
5.35%, 11/01/2039 82 85
5.65%, 05/15/2055 110 113
NorthWestern Corp
4.18%, 11/15/2044 300 251
NSTAR Electric Co
4.55%, 06/01/2052 185 161
4.95%, 09/15/2052 80 73
5.20%, 03/01/2035 125 127
5.40%, 06/01/2034 150 156
Ohio Power Co
1.63%, 01/15/2031 150 130
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 215 145
4.15%, 06/01/2032 185 181
4.30%, 05/15/2028 250 252
4.50%, 03/20/2027
(i)
120 121
4.55%, 09/15/2032 115 115
4.60%, 06/01/2052 185 158
4.65%, 11/01/2029 135 137
5.25%, 09/30/2040 51 51
5.55%, 06/15/2054 130 129
Pacific Gas and Electric Co
2.10%, 08/01/2027 500 481
2.50%, 02/01/2031 320 285
3.30%, 08/01/2040 160 121
3.50%, 08/01/2050 615 420
4.20%, 06/01/2041 190 156
5.05%, 10/15/2032
(g)
80 80
5.70%, 03/01/2035 125 128
5.80%, 05/15/2034 155 161
5.90%, 06/15/2032 150 157
5.90%, 10/01/2054 135 132
6.10%, 01/15/2029 150 157

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pacific Gas and Electric Co (continued)
6.75%, 01/15/2053 $ 150 $ 162
PacifiCorp
2.90%, 06/15/2052 190 116
5.30%, 02/15/2031 155 161
5.35%, 12/01/2053 155 143
5.50%, 05/15/2054 150 142
6.25%, 10/15/2037 92 98
PECO Energy Co
2.80%, 06/15/2050 225 145
2.85%, 09/15/2051 90 58
4.38%, 08/15/2052 115 97
4.60%, 05/15/2052 55 49
4.88%, 09/15/2035 105 106
4.90%, 06/15/2033 150 153
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 54
3.95%, 06/01/2047 150 122
4.85%, 02/15/2034 80 81
5.00%, 05/15/2033 155 160
Progress Energy Inc
7.75%, 03/01/2031 136 157
Public Service Co of Colorado
1.88%, 06/15/2031 155 136
2.70%, 01/15/2051 250 154
4.50%, 06/01/2052 60 50
5.15%, 09/15/2035 105 106
5.25%, 04/01/2053 110 104
5.35%, 05/15/2034 105 108
5.85%, 05/15/2055 100 103
Public Service Co of New Hampshire
4.40%, 07/01/2028 105 106
Public Service Co of Oklahoma
5.20%, 01/15/2035 80 81
5.25%, 01/15/2033 150 154
Public Service Electric and Gas Co
3.00%, 05/15/2027 200 197
3.15%, 01/01/2050 160 111
3.65%, 09/01/2042 200 161
4.65%, 03/15/2033 155 156
4.85%, 08/01/2034 70 71
4.90%, 08/15/2035 90 91
5.30%, 08/01/2054 70 69
5.45%, 08/01/2053 155 155
Public Service Enterprise Group Inc
4.90%, 03/15/2030 60 61
5.88%, 10/15/2028 150 157
6.13%, 10/15/2033 150 162
Puget Sound Energy Inc
2.89%, 09/15/2051 170 108
3.25%, 09/15/2049 60 41
5.60%, 09/15/2055 105 104
5.80%, 03/15/2040 151 157
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 150
3.32%, 04/15/2050 155 109
3.70%, 03/15/2052 195 144
Sempra
4.00%, 02/01/2048 200 154
6.00%, 10/15/2039 112 116
6.55%, 04/01/2055
(e)
370 378
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 160 143
2.85%, 08/01/2029 125 117
3.45%, 02/01/2052 200 133
3.65%, 02/01/2050 315 220
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co (continued)
4.00%, 04/01/2047 $ 225 $ 170
4.70%, 06/01/2027 90 90
4.88%, 02/01/2027 155 156
5.30%, 03/01/2028 155 158
5.45%, 06/01/2031 75 77
5.45%, 03/01/2035 130 132
5.50%, 03/15/2040 102 100
5.65%, 10/01/2028 150 155
5.70%, 03/01/2053 155 146
5.85%, 11/01/2027 155 159
5.90%, 03/01/2055 95 92
5.95%, 02/01/2038 187 191
Southern Co/The
1.75%, 03/15/2028 190 179
5.20%, 06/15/2033 150 154
5.50%, 03/15/2029 150 156
5.70%, 10/15/2032 60 64
Southern Power Co
4.90%, 10/01/2035 85 84
Southwestern Electric Power Co
4.10%, 09/15/2028 200 199
6.20%, 03/15/2040 51 54
Southwestern Public Service Co
6.00%, 06/01/2054 80 83
Tampa Electric Co
3.45%, 03/15/2051 185 132
4.35%, 05/15/2044 200 172
Tucson Electric Power Co
1.50%, 08/01/2030 255 223
3.25%, 05/01/2051 195 132
Union Electric Co
2.15%, 03/15/2032 190 166
2.63%, 03/15/2051 165 102
Virginia Electric and Power Co
2.30%, 11/15/2031 195 172
2.45%, 12/15/2050 90 52
2.95%, 11/15/2051 190 122
3.75%, 05/15/2027 115 114
4.20%, 05/15/2045 150 125
5.05%, 08/15/2034 40 41
5.45%, 04/01/2053 125 122
5.55%, 08/15/2054 40 40
5.60%, 09/15/2055 60 60
6.00%, 05/15/2037 77 83
8.88%, 11/15/2038 10 13
WEC Energy Group Inc
1.38%, 10/15/2027 165 156
2.20%, 12/15/2028 100 94
Wisconsin Electric Power Co
4.15%, 10/15/2030 100 100
4.75%, 09/30/2032 60 61
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 123
4.55%, 12/01/2029 80 81
Xcel Energy Inc
1.75%, 03/15/2027 140 135
2.60%, 12/01/2029 115 107
4.60%, 06/01/2032 110 109
4.75%, 03/21/2028 120 121
$ 42,456
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 275 266
2.20%, 12/21/2031 400 355
$ 621

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0 .12%
Amphenol Corp
5.00%, 01/15/2035 $ 265 $ 270
5.05%, 04/05/2027 265 269
Honeywell International Inc
1.10%, 03/01/2027 190 183
1.75%, 09/01/2031
(a)
190 165
1.95%, 06/01/2030 310 281
2.50%, 11/01/2026 50 49
2.70%, 08/15/2029 85 81
4.25%, 01/15/2029 150 151
4.70%, 02/01/2030 280 285
5.00%, 02/15/2033 155 159
5.00%, 03/01/2035 155 158
5.25%, 03/01/2054 155 149
Tyco Electronics Group SA
7.13%, 10/01/2037 14 17
$ 2,217
Environmental Control - 0 .12%
Republic Services Inc
1.75%, 02/15/2032 90 77
2.30%, 03/01/2030 170 157
5.00%, 11/15/2029 150 155
5.00%, 04/01/2034 305 313
5.15%, 03/15/2035 60 62
Waste Connections Inc
2.20%, 01/15/2032 385 338
4.20%, 01/15/2033 345 339
Waste Management Inc
2.00%, 06/01/2029 50 47
4.15%, 04/15/2032 95 94
4.63%, 02/15/2033 75 76
4.65%, 03/15/2030 70 71
4.88%, 02/15/2029 155 159
4.95%, 07/03/2031 150 155
4.95%, 03/15/2035 135 137
5.35%, 10/15/2054 135 133
$ 2,313
Finance - Mortgage Loan/Banker - 0 .28%
Fannie Mae
0.75%, 10/08/2027 250 236
0.88%, 08/05/2030 230 201
5.63%, 07/15/2037 200 221
6.63%, 11/15/2030 302 341
7.13%, 01/15/2030 199 226
7.25%, 05/15/2030 280 321
Federal Home Loan Banks
3.25%, 11/16/2028 500 496
3.50%, 09/09/2027 160 160
3.88%, 06/04/2027 225 226
4.00%, 10/09/2026 265 266
4.00%, 03/10/2027 120 121
4.00%, 06/30/2028 295 298
4.13%, 01/15/2027 305 307
4.63%, 11/17/2026 300 303
4.75%, 04/09/2027 300 305
5.50%, 07/15/2036 250 274
Freddie Mac
6.25%, 07/15/2032 231 262
6.75%, 03/15/2031 577 660
$ 5,224
Food - 0 .40%
Campbell's Company/The
4.15%, 03/15/2028 160 160
Conagra Brands Inc
1.38%, 11/01/2027 125 118
4.85%, 11/01/2028 205 207
5.30%, 11/01/2038 120 115
5.40%, 11/01/2048 120 110
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
General Mills Inc
2.25%, 10/14/2031 $ 170 $ 150
4.88%, 01/30/2030 135 138
4.95%, 03/29/2033 155 157
5.50%, 10/17/2028 145 151
Hershey Co/The
1.70%, 06/01/2030 160 143
3.38%, 08/15/2046 350 263
J M Smucker Co/The
2.13%, 03/15/2032 59 51
5.90%, 11/15/2028 130 137
6.50%, 11/15/2043 265 289
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
5.50%, 01/15/2036
(i)
105 107
6.25%, 03/01/2056
(i)
105 108
6.38%, 04/15/2066
(i)
105 108
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.75%, 04/01/2033 236 246
6.50%, 12/01/2052 325 342
6.75%, 03/15/2034 140 155
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(i)
130 135
Kellanova
2.10%, 06/01/2030 160 145
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 31
Kroger Co/The
1.70%, 01/15/2031 190 166
3.70%, 08/01/2027 150 149
3.95%, 01/15/2050 175 136
4.45%, 02/01/2047 55 47
5.00%, 09/15/2034 210 212
5.15%, 08/01/2043 150 142
5.40%, 07/15/2040 25 25
5.50%, 09/15/2054 210 205
5.65%, 09/15/2064 140 137
McCormick & Co Inc/MD
1.85%, 02/15/2031 190 166
Mondelez International Inc
1.50%, 02/04/2031 105 91
2.63%, 03/17/2027 195 191
2.63%, 09/04/2050 625 379
4.25%, 05/06/2028 105 105
4.50%, 05/06/2030 105 106
4.75%, 08/28/2034 70 70
Sysco Corp
2.40%, 02/15/2030 135 125
2.45%, 12/14/2031 115 102
4.50%, 04/01/2046 150 130
4.85%, 10/01/2045 250 227
5.38%, 09/21/2035 300 309
5.40%, 03/23/2035 125 129
5.75%, 01/17/2029 150 157
Tyson Foods Inc
4.55%, 06/02/2047 520 445
$ 7,517
Forest Products & Paper - 0 .04%
Georgia-Pacific LLC
7.75%, 11/15/2029 51 58
International Paper Co
4.80%, 06/15/2044 223 199
Suzano Austria GmbH
2.50%, 09/15/2028 90 85
5.00%, 01/15/2030 300 301

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Suzano Netherlands BV
5.50%, 01/15/2036 $ 75 $ 75
$ 718
Gas - 0 .17%
Atmos Energy Corp
1.50%, 01/15/2031 165 143
3.38%, 09/15/2049 165 119
4.13%, 10/15/2044 200 171
5.45%, 01/15/2056
(g)
100 99
5.75%, 10/15/2052 105 107
5.90%, 11/15/2033 150 163
6.20%, 11/15/2053 110 121
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 146
4.40%, 07/01/2032 175 173
5.25%, 03/01/2028 150 154
NiSource Inc
3.49%, 05/15/2027 20 20
3.60%, 05/01/2030 150 145
5.00%, 06/15/2052 355 320
5.25%, 03/30/2028 60 62
5.35%, 07/15/2035 105 107
5.40%, 06/30/2033 150 156
5.85%, 04/01/2055 105 107
Southern California Gas Co
2.55%, 02/01/2030 160 149
5.05%, 09/01/2034 70 71
5.45%, 06/15/2035 105 109
5.75%, 06/01/2053 150 151
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 144
3.15%, 09/30/2051 195 127
5.10%, 09/15/2035 105 105
Washington Gas Light Co
3.65%, 09/15/2049 95 69
$ 3,238
Hand & Machine Tools - 0 .02%
Stanley Black & Decker Inc
2.30%, 03/15/2030 370 337
2.75%, 11/15/2050 175 104
$ 441
Healthcare - Products - 0 .29%
Abbott Laboratories
3.75%, 11/30/2026 166 166
4.75%, 11/30/2036 40 40
4.90%, 11/30/2046 300 288
5.30%, 05/27/2040 200 208
Agilent Technologies Inc
2.10%, 06/04/2030 160 145
2.30%, 03/12/2031 195 175
Baxter International Inc
1.73%, 04/01/2031 175 150
1.92%, 02/01/2027 395 383
2.27%, 12/01/2028 195 183
Boston Scientific Corp
2.65%, 06/01/2030 160 150
4.70%, 03/01/2049 17 16
7.38%, 01/15/2040 51 62
Danaher Corp
2.60%, 10/01/2050 165 103
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 146
3.25%, 11/15/2039 155 127
GE HealthCare Technologies Inc
5.50%, 06/15/2035 105 109
5.65%, 11/15/2027 155 160
5.86%, 03/15/2030 155 164
5.91%, 11/22/2032 155 167
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
GE HealthCare Technologies Inc (continued)
6.38%, 11/22/2052 $ 155 $ 171
Koninklijke Philips NV
5.00%, 03/15/2042 128 120
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 156
Medtronic Inc
4.38%, 03/15/2035 335 329
Revvity Inc
1.90%, 09/15/2028 155 144
Stryker Corp
4.10%, 04/01/2043 200 170
4.63%, 03/15/2046 20 18
4.70%, 02/10/2028 125 127
4.85%, 12/08/2028 155 159
5.20%, 02/10/2035 125 129
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 95 84
2.60%, 10/01/2029 80 76
2.80%, 10/15/2041 125 92
4.20%, 03/01/2031
(g)
80 80
4.79%, 10/07/2035
(g)
80 80
4.80%, 11/21/2027 155 157
5.09%, 08/10/2033 175 181
5.40%, 08/10/2043 150 152
$ 5,367
Healthcare - Services - 0 .81%
Aetna Inc
6.63%, 06/15/2036 105 115
6.75%, 12/15/2037 112 124
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 189
Centene Corp
4.63%, 12/15/2029 500 485
Cigna Group/The
2.40%, 03/15/2030 398 367
3.20%, 03/15/2040 160 125
3.40%, 03/15/2051 185 129
4.38%, 10/15/2028 450 452
4.80%, 08/15/2038 200 191
4.80%, 07/15/2046 25 22
4.88%, 09/15/2032 105 106
4.90%, 12/15/2048 360 323
5.13%, 05/15/2031 310 321
5.25%, 01/15/2036 105 106
5.60%, 02/15/2054 155 152
6.00%, 01/15/2056 105 109
6.13%, 11/15/2041 16 17
CommonSpirit Health
4.35%, 11/01/2042 200 172
Elevance Health Inc
2.88%, 09/15/2029 120 114
3.13%, 05/15/2050 300 199
3.60%, 03/15/2051 190 136
3.65%, 12/01/2027 150 149
4.38%, 12/01/2047 150 125
4.60%, 09/15/2032 90 90
4.63%, 05/15/2042 30 27
4.65%, 01/15/2043 115 103
4.75%, 02/15/2030 135 137
4.75%, 02/15/2033 150 151
5.20%, 02/15/2035 200 204
5.38%, 06/15/2034 150 155
5.65%, 06/15/2054 150 147
5.70%, 02/15/2055 135 134
6.10%, 10/15/2052 150 156

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
2.38%, 07/15/2031 $ 190 $ 169
3.38%, 03/15/2029 390 378
3.50%, 07/15/2051 190 130
4.38%, 03/15/2042 195 167
4.50%, 02/15/2027 250 251
5.00%, 03/01/2028 125 127
5.20%, 06/01/2028 150 154
5.45%, 04/01/2031 145 151
5.45%, 09/15/2034 140 144
5.50%, 03/01/2032 125 130
5.50%, 06/01/2033 150 156
5.60%, 04/01/2034 155 161
5.75%, 03/01/2035 125 131
5.95%, 09/15/2054 140 140
6.00%, 04/01/2054 225 225
Humana Inc
1.35%, 02/03/2027 190 183
2.15%, 02/03/2032 190 162
3.13%, 08/15/2029 85 81
4.95%, 10/01/2044 325 289
5.50%, 03/15/2053 155 143
5.55%, 05/01/2035 110 112
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 163
4.15%, 05/01/2047 470 393
Laboratory Corp of America Holdings
2.95%, 12/01/2029 310 294
4.70%, 02/01/2045 115 103
Mass General Brigham Inc
3.19%, 07/01/2049 155 109
Quest Diagnostics Inc
2.95%, 06/30/2030 155 146
4.60%, 12/15/2027 85 86
5.00%, 12/15/2034 85 86
UnitedHealth Group Inc
2.75%, 05/15/2040 160 119
2.90%, 05/15/2050 160 103
3.05%, 05/15/2041 195 148
3.25%, 05/15/2051 120 82
3.45%, 01/15/2027 110 109
3.50%, 08/15/2039 200 167
3.70%, 05/15/2027 185 184
3.70%, 08/15/2049 175 131
4.25%, 01/15/2029 305 306
4.25%, 06/15/2048 165 136
4.40%, 06/15/2028 75 76
4.45%, 12/15/2048 120 102
4.60%, 04/15/2027 135 136
4.63%, 07/15/2035 30 30
4.70%, 04/15/2029 70 71
4.75%, 07/15/2045 350 318
4.75%, 05/15/2052 185 163
4.80%, 01/15/2030 165 169
4.95%, 01/15/2032 165 169
5.00%, 04/15/2034 135 137
5.15%, 07/15/2034 165 169
5.20%, 04/15/2063 305 279
5.25%, 02/15/2028 295 303
5.30%, 06/15/2035 55 57
5.35%, 02/15/2033 145 152
5.50%, 07/15/2044 165 165
5.50%, 04/15/2064 135 129
5.63%, 07/15/2054 165 164
5.88%, 02/15/2053 295 303
5.95%, 06/15/2055 25 26
6.50%, 06/15/2037 77 86
$ 15,185
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0 .02%
DR Horton Inc
1.30%, 10/15/2026 $ 190 $ 185
1.40%, 10/15/2027 165 156
$ 341
Insurance - 0 .64%
Allstate Corp/The
1.45%, 12/15/2030 160 138
3.28%, 12/15/2026 250 248
5.25%, 03/30/2033 125 130
American International Group Inc
5.13%, 03/27/2033 450 463
5.45%, 05/07/2035 55 57
Aon Corp
2.80%, 05/15/2030 160 150
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 120 108
2.85%, 05/28/2027 95 93
2.90%, 08/23/2051 195 123
5.00%, 09/12/2032 90 93
5.35%, 02/28/2033 75 78
Aon North America Inc
5.13%, 03/01/2027 155 157
5.15%, 03/01/2029 115 118
5.45%, 03/01/2034 155 161
5.75%, 03/01/2054 75 76
Arch Capital Finance LLC
5.03%, 12/15/2046 250 232
Arch Capital Group US Inc
5.14%, 11/01/2043 375 357
Arthur J Gallagher & Co
4.60%, 12/15/2027 130 131
4.85%, 12/15/2029 65 66
5.15%, 02/15/2035 260 263
5.55%, 02/15/2055 130 127
Athene Holding Ltd
4.13%, 01/12/2028 500 499
6.25%, 04/01/2054 150 153
6.63%, 05/19/2055 105 112
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 190 116
2.85%, 10/15/2050 125 82
4.20%, 08/15/2048 140 120
4.25%, 01/15/2049 100 86
Berkshire Hathaway Inc
4.50%, 02/11/2043 25 24
Brown & Brown Inc
4.90%, 06/23/2030 45 46
5.25%, 06/23/2032 105 108
5.55%, 06/23/2035 30 31
6.25%, 06/23/2055 20 21
Chubb Corp/The
6.50%, 05/15/2038 10 11
Chubb INA Holdings LLC
4.35%, 11/03/2045 25 22
4.65%, 08/15/2029 70 71
5.00%, 03/15/2034 70 72
6.70%, 05/15/2036 150 172
Corebridge Financial Inc
3.85%, 04/05/2029 200 197
3.90%, 04/05/2032 200 191
6.05%, 09/15/2033 150 160
Equitable Holdings Inc
4.35%, 04/20/2028 201 202
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 165 107
3.60%, 08/19/2049 170 128
4.30%, 04/15/2043 125 109

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Lincoln National Corp
7.00%, 06/15/2040 $ 47 $ 53
Loews Corp
4.13%, 05/15/2043 200 170
Manulife Financial Corp
5.38%, 03/04/2046 250 250
Markel Group Inc
3.45%, 05/07/2052 250 172
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 50 50
4.55%, 11/08/2027 135 137
4.85%, 11/15/2031 135 138
4.90%, 03/15/2049 100 92
5.00%, 03/15/2035 270 273
5.40%, 09/15/2033 150 157
5.40%, 03/15/2055 135 132
5.70%, 09/15/2053 75 77
6.25%, 11/01/2052 150 165
MetLife Inc
4.05%, 03/01/2045 200 169
4.60%, 05/13/2046 110 101
4.88%, 11/13/2043 20 19
5.25%, 01/15/2054 150 146
5.30%, 12/15/2034 150 156
5.70%, 06/15/2035 164 176
6.40%, 12/15/2066 288 303
Progressive Corp/The
3.20%, 03/26/2030 160 154
3.70%, 03/15/2052 165 127
4.35%, 04/25/2044 200 176
Prudential Financial Inc
3.70%, 10/01/2050
(e)
165 154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 476
3.91%, 12/07/2047 177 142
5.20%, 03/14/2035 125 129
5.70%, 12/14/2036 25 26
5.70%, 09/15/2048
(e)
200 204
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 95 64
4.00%, 05/30/2047 200 165
5.05%, 07/24/2035 100 102
5.45%, 05/25/2053 185 185
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 59
W R Berkley Corp
4.00%, 05/12/2050 85 67
Willis North America Inc
2.95%, 09/15/2029 55 52
3.88%, 09/15/2049 165 125
5.35%, 05/15/2033 150 155
XL Group Ltd
5.25%, 12/15/2043 400 388
$ 12,108
Internet - 0 .40%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 180
4.20%, 12/06/2047 200 171
4.40%, 12/06/2057 305 262
Alphabet Inc
0.80%, 08/15/2027 330 313
4.00%, 05/15/2030 95 95
5.25%, 05/15/2055 165 165
5.30%, 05/15/2065 95 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc
2.10%, 05/12/2031 $ 180 $ 162
2.88%, 05/12/2041 185 142
3.10%, 05/12/2051 365 254
3.15%, 08/22/2027 490 485
3.25%, 05/12/2061 385 258
3.30%, 04/13/2027 380 377
3.60%, 04/13/2032 190 184
3.88%, 08/22/2037 340 313
3.95%, 04/13/2052 190 154
4.05%, 08/22/2047 30 25
4.65%, 12/01/2029 280 287
4.70%, 12/01/2032 280 288
4.80%, 12/05/2034 30 31
4.95%, 12/05/2044 240 237
Baidu Inc
2.38%, 10/09/2030 200 184
eBay Inc
2.60%, 05/10/2031 195 177
4.00%, 07/15/2042 100 84
5.95%, 11/22/2027
(a)
155 161
Expedia Group Inc
2.95%, 03/15/2031 195 181
Meta Platforms Inc
3.85%, 08/15/2032 345 336
4.45%, 08/15/2052 150 129
4.75%, 08/15/2034 270 274
4.95%, 05/15/2033 150 155
5.40%, 08/15/2054 270 267
5.55%, 08/15/2064 135 134
5.60%, 05/15/2053 295 299
Netflix Inc
4.90%, 08/15/2034 180 186
5.88%, 11/15/2028 180 190
Uber Technologies Inc
4.15%, 01/15/2031 105 104
4.80%, 09/15/2035 105 104
$ 7,443
Investment Companies - 0 .02%
Ares Capital Corp
5.10%, 01/15/2031 105 104
5.50%, 09/01/2030 105 106
Blackstone Private Credit Fund
5.05%, 09/10/2030 210 208
$ 418
Iron & Steel - 0 .08%
ArcelorMittal SA
6.00%, 06/17/2034
(a)
300 320
Nucor Corp
3.13%, 04/01/2032 195 180
4.30%, 05/23/2027 185 186
Steel Dynamics Inc
1.65%, 10/15/2027 85 81
5.38%, 08/15/2034 150 155
5.75%, 05/15/2055 80 82
Vale Overseas Ltd
6.13%, 06/12/2033 295 315
6.40%, 06/28/2054 150 154
$ 1,473
Lodging - 0 .06%
Hyatt Hotels Corp
5.25%, 06/30/2029 150 154
Marriott International Inc/MD
2.85%, 04/15/2031 195 180
5.00%, 10/15/2027 300 305
5.25%, 10/15/2035 35 35
5.35%, 03/15/2035 140 143

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Marriott International Inc/MD (continued)
5.55%, 10/15/2028 $ 305 $ 317
$ 1,134
Machinery - Construction & Mining - 0 .06%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 170 161
4.50%, 01/08/2027 155 156
4.70%, 11/15/2029 120 123
5.00%, 05/14/2027 150 153
Caterpillar Inc
2.60%, 04/09/2030 150 141
3.25%, 09/19/2049 160 115
3.80%, 08/15/2042 105 89
5.50%, 05/15/2055 215 219
$ 1,157
Machinery - Diversified - 0 .15%
Deere & Co
3.90%, 06/09/2042 30 26
5.45%, 01/16/2035 130 137
Dover Corp
5.38%, 03/01/2041 77 77
Ingersoll Rand Inc
5.20%, 06/15/2027 150 152
5.31%, 06/15/2031 150 157
John Deere Capital Corp
2.35%, 03/08/2027 95 93
2.80%, 07/18/2029 185 177
4.15%, 09/15/2027 205 206
4.35%, 09/15/2032 120 120
4.50%, 01/08/2027 155 156
4.55%, 06/05/2030 215 218
4.85%, 06/11/2029 135 139
4.90%, 06/11/2027 135 137
4.90%, 03/07/2031 150 155
4.95%, 07/14/2028 150 154
5.10%, 04/11/2034 120 124
Otis Worldwide Corp
2.57%, 02/15/2030 160 149
3.36%, 02/15/2050 160 115
5.13%, 09/04/2035 105 106
Rockwell Automation Inc
1.75%, 08/15/2031 135 118
2.80%, 08/15/2061 190 113
$ 2,829
Media - 0 .54%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 358
2.30%, 02/01/2032 145 124
2.80%, 04/01/2031 205 185
3.50%, 06/01/2041 190 139
3.70%, 04/01/2051 205 135
3.85%, 04/01/2061 145 90
3.90%, 06/01/2052 195 132
4.40%, 12/01/2061 95 66
4.80%, 03/01/2050 295 234
5.75%, 04/01/2048 305 276
6.48%, 10/23/2045 435 430
6.55%, 06/01/2034 150 160
6.70%, 12/01/2055 50 51
Comcast Corp
1.50%, 02/15/2031 165 143
2.35%, 01/15/2027 60 59
2.45%, 08/15/2052 165 91
2.65%, 02/01/2030 125 117
2.65%, 08/15/2062 165 87
2.89%, 11/01/2051 282 174
3.25%, 11/01/2039 245 196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp (continued)
3.40%, 07/15/2046 $ 20 $ 14
3.45%, 02/01/2050 215 150
3.55%, 05/01/2028 125 124
3.75%, 04/01/2040 280 235
3.90%, 03/01/2038 150 132
4.00%, 08/15/2047 30 23
4.00%, 03/01/2048 400 313
4.00%, 11/01/2049 20 15
4.15%, 10/15/2028 250 251
4.25%, 01/15/2033 120 118
4.55%, 01/15/2029 125 127
4.80%, 05/15/2033 290 293
4.95%, 05/15/2032 105 108
5.30%, 06/01/2034 110 114
5.35%, 05/15/2053 575 539
5.50%, 11/15/2032 120 127
5.65%, 06/15/2035
(a)
20 21
5.65%, 06/01/2054 95 93
6.05%, 05/15/2055 105 108
7.05%, 03/15/2033 15 17
Fox Corp
5.48%, 01/25/2039 200 201
5.58%, 01/25/2049 250 243
6.50%, 10/13/2033 105 116
NBCUniversal Media LLC
4.45%, 01/15/2043 10 9
Paramount Global
4.20%, 05/19/2032 200 186
4.38%, 03/15/2043 235 181
4.85%, 07/01/2042 200 163
6.88%, 04/30/2036 181 192
7.88%, 07/30/2030 178 199
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 111
Time Warner Cable LLC
5.50%, 09/01/2041 170 156
5.88%, 11/15/2040 20 19
6.55%, 05/01/2037 176 183
6.75%, 06/15/2039 77 81
7.30%, 07/01/2038 300 328
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 82
7.00%, 03/01/2032 51 58
Walt Disney Co/The
2.65%, 01/13/2031 200 186
2.75%, 09/01/2049 325 209
3.50%, 05/13/2040 160 134
3.60%, 01/13/2051 160 121
3.70%, 03/23/2027 120 120
4.63%, 03/23/2040 120 116
4.75%, 11/15/2046 115 105
4.95%, 10/15/2045 175 166
6.20%, 12/15/2034 154 174
6.40%, 12/15/2035 98 111
$ 10,119
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
4.38%, 06/15/2045 250 219
Mining - 0 .16%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 367
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 96
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 125 110
4.90%, 02/28/2033 155 158
5.00%, 02/21/2030 130 134

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
BHP Billiton Finance USA Ltd (continued)
5.00%, 02/15/2036 $ 105 $ 107
5.00%, 09/30/2043 150 145
5.25%, 09/08/2030 150 156
5.50%, 09/08/2053 150 152
Newmont Corp
2.60%, 07/15/2032
(a)
140 127
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 84
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 110
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 163 152
4.88%, 03/14/2030 225 231
5.00%, 03/09/2033 155 159
5.25%, 03/14/2035 120 124
5.75%, 03/14/2055 100 103
Southern Copper Corp
5.88%, 04/23/2045 350 364
6.75%, 04/16/2040 128 145
$ 3,024
Miscellaneous Manufacturers - 0 .12%
3M Co
2.38%, 08/26/2029 500 468
5.15%, 03/15/2035 80 82
Eaton Corp
3.10%, 09/15/2027 575 567
4.00%, 11/02/2032 100 98
4.15%, 03/15/2033 150 148
4.15%, 11/02/2042 50 44
Parker-Hannifin Corp
4.25%, 09/15/2027 355 357
4.50%, 09/15/2029 355 360
Teledyne Technologies Inc
2.25%, 04/01/2028 190 181
$ 2,305
Oil & Gas - 0 .76%
BP Capital Markets America Inc
1.75%, 08/10/2030 115 102
2.72%, 01/12/2032 100 91
2.77%, 11/10/2050 215 135
2.94%, 06/04/2051 190 123
3.00%, 02/24/2050 160 106
3.00%, 03/17/2052 195 127
3.06%, 06/17/2041 195 148
3.54%, 04/06/2027 135 134
3.59%, 04/14/2027 30 30
4.70%, 04/10/2029 155 158
4.81%, 02/13/2033 150 152
4.89%, 09/11/2033 150 152
4.97%, 10/17/2029 110 113
4.99%, 04/10/2034 155 158
5.02%, 11/17/2027 200 204
5.23%, 11/17/2034 150 155
BP Capital Markets PLC
3.72%, 11/28/2028 40 40
Canadian Natural Resources Ltd
3.85%, 06/01/2027 205 204
4.95%, 06/01/2047 20 18
5.00%, 12/15/2029
(i)
40 41
6.25%, 03/15/2038 250 267
Chevron Corp
2.00%, 05/11/2027 160 155
Chevron USA Inc
1.02%, 08/12/2027 165 157
4.05%, 08/13/2028 100 100
4.30%, 10/15/2030 89 89
4.69%, 04/15/2030 125 128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chevron USA Inc (continued)
4.82%, 04/15/2032 $ 100 $ 103
4.85%, 10/15/2035 100 101
ConocoPhillips Co
3.80%, 03/15/2052 135 101
4.03%, 03/15/2062 169 126
4.30%, 11/15/2044 420 362
4.70%, 01/15/2030 130 132
5.00%, 01/15/2035 130 132
5.05%, 09/15/2033 150 155
5.50%, 01/15/2055 130 127
5.55%, 03/15/2054 155 153
Devon Energy Corp
5.00%, 06/15/2045 10 9
5.20%, 09/15/2034
(a)
105 105
5.60%, 07/15/2041 225 217
5.75%, 09/15/2054 105 97
Diamondback Energy Inc
3.25%, 12/01/2026 155 153
5.15%, 01/30/2030 110 113
5.20%, 04/18/2027 70 71
5.40%, 04/18/2034 240 245
5.75%, 04/18/2054 180 173
EOG Resources Inc
4.40%, 07/15/2028 55 55
5.35%, 01/15/2036 105 108
5.65%, 12/01/2054 135 135
5.95%, 07/15/2055 105 110
Equinor ASA
3.00%, 04/06/2027 175 173
3.25%, 11/18/2049 285 204
3.63%, 04/06/2040 145 123
4.25%, 06/02/2028 225 227
Exxon Mobil Corp
2.44%, 08/16/2029
(a)
75 71
2.61%, 10/15/2030 150 140
3.00%, 08/16/2039 150 120
3.10%, 08/16/2049 110 76
3.45%, 04/15/2051 215 157
4.23%, 03/19/2040 155 142
Hess Corp
5.60%, 02/15/2041 51 53
7.13%, 03/15/2033 221 257
7.30%, 08/15/2031 25 29
Marathon Petroleum Corp
5.00%, 09/15/2054 200 171
5.13%, 12/15/2026 300 303
Occidental Petroleum Corp
5.00%, 08/01/2027 105 106
5.20%, 08/01/2029 105 107
5.38%, 01/01/2032 105 107
6.05%, 10/01/2054 105 102
6.45%, 09/15/2036 295 313
6.63%, 09/01/2030 295 316
Phillips 66
2.15%, 12/15/2030 410 366
5.88%, 05/01/2042 128 131
Phillips 66 Co
4.95%, 12/01/2027 155 158
5.25%, 06/15/2031 135 140
5.50%, 03/15/2055 135 127
Pioneer Natural Resources Co
1.90%, 08/15/2030 165 148
2.15%, 01/15/2031 190 171
Shell Finance US Inc
2.38%, 11/07/2029 155 145
2.75%, 04/06/2030 200 189
3.25%, 04/06/2050 100 71

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Shell Finance US Inc (continued)
4.00%, 05/10/2046 $ 245 $ 202
4.38%, 05/11/2045 245 214
4.55%, 08/12/2043 35 32
Shell International Finance BV
2.88%, 11/26/2041 90 67
3.13%, 11/07/2049 155 107
3.63%, 08/21/2042 100 81
5.50%, 03/25/2040 25 26
6.38%, 12/15/2038 43 49
Suncor Energy Inc
3.75%, 03/04/2051 190 137
4.00%, 11/15/2047 90 68
6.80%, 05/15/2038 7 8
6.85%, 06/01/2039 5 6
TotalEnergies Capital International SA
2.83%, 01/10/2030 40 38
2.99%, 06/29/2041 170 129
3.13%, 05/29/2050 125 86
3.39%, 06/29/2060 170 114
3.46%, 07/12/2049 85 62
TotalEnergies Capital SA
5.15%, 04/05/2034 130 135
5.28%, 09/10/2054 135 130
5.43%, 09/10/2064 135 130
5.49%, 04/05/2054 130 129
Valero Energy Corp
2.80%, 12/01/2031 395 358
4.00%, 06/01/2052 195 145
6.63%, 06/15/2037 234 259
7.50%, 04/15/2032 15 17
Woodside Finance Ltd
5.40%, 05/19/2030 105 108
6.00%, 05/19/2035 105 110
$ 14,260
Oil & Gas Services - 0 .07%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 200 195
3.14%, 11/07/2029 155 149
3.34%, 12/15/2027 165 163
4.08%, 12/15/2047 170 137
Halliburton Co
4.50%, 11/15/2041 51 45
4.85%, 11/15/2035 275 271
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 150
3.95%, 12/01/2042 200 155
$ 1,277
Packaging & Containers - 0 .04%
Packaging Corp of America
3.00%, 12/15/2029 310 296
3.05%, 10/01/2051 165 108
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 265 273
$ 677
Pharmaceuticals - 1 .26%
AbbVie Inc
2.95%, 11/21/2026 310 306
3.20%, 11/21/2029 350 338
4.05%, 11/21/2039 260 233
4.25%, 11/21/2049 300 253
4.30%, 05/14/2036 170 163
4.40%, 11/06/2042 200 180
4.45%, 05/14/2046 280 248
4.50%, 05/14/2035 300 294
4.63%, 10/01/2042 100 93
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc (continued)
4.75%, 03/15/2045 $ 235 $ 217
4.80%, 03/15/2027 155 157
4.80%, 03/15/2029 155 158
4.88%, 11/14/2048 210 195
4.95%, 03/15/2031 230 238
5.05%, 03/15/2034 115 118
5.20%, 03/15/2035 125 129
5.40%, 03/15/2054 90 89
5.60%, 03/15/2055 125 128
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 185
4.80%, 02/26/2027 155 157
4.85%, 02/26/2029 155 159
4.88%, 03/03/2028 130 133
4.88%, 03/03/2033 130 134
AstraZeneca PLC
4.00%, 09/18/2042 125 109
4.38%, 11/16/2045 90 80
4.38%, 08/17/2048 90 79
6.45%, 09/15/2037 164 187
Becton Dickinson & Co
1.96%, 02/11/2031 190 168
2.82%, 05/20/2030 160 150
3.70%, 06/06/2027 300 298
4.67%, 06/06/2047 35 31
4.69%, 12/15/2044 196 176
5.08%, 06/07/2029 270 277
Bristol-Myers Squibb Co
1.13%, 11/13/2027 155 147
2.55%, 11/13/2050 180 108
2.95%, 03/15/2032 255 234
3.25%, 08/01/2042 150 116
3.40%, 07/26/2029 167 163
3.55%, 03/15/2042 125 101
3.70%, 03/15/2052 300 224
4.13%, 06/15/2039 230 208
4.25%, 10/26/2049 215 178
4.35%, 11/15/2047 150 128
4.90%, 02/22/2027 155 157
5.20%, 02/22/2034 155 161
5.50%, 02/22/2044 155 157
5.55%, 02/22/2054 265 264
5.75%, 02/01/2031 150 160
6.40%, 11/15/2063 150 166
Cardinal Health Inc
3.41%, 06/15/2027 200 198
4.50%, 09/15/2030 100 100
4.60%, 03/15/2043 100 87
CVS Health Corp
1.30%, 08/21/2027 165 156
1.75%, 08/21/2030 165 145
1.88%, 02/28/2031 185 161
3.25%, 08/15/2029 170 163
4.30%, 03/25/2028 219 219
4.78%, 03/25/2038 485 455
5.00%, 01/30/2029 150 153
5.00%, 09/15/2032 100 101
5.05%, 03/25/2048 880 783
5.13%, 07/20/2045 370 336
5.25%, 02/21/2033 150 153
5.30%, 06/01/2033 150 154
5.30%, 12/05/2043 25 23
5.55%, 06/01/2031 150 157
5.63%, 02/21/2053 150 143
5.70%, 06/01/2034 150 157
5.88%, 06/01/2053 295 290
6.25%, 09/15/2065 100 102

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co
3.95%, 03/15/2049 $ 200 $ 163
4.00%, 10/15/2028 105 105
4.55%, 02/12/2028 125 127
4.55%, 10/15/2032 105 106
4.60%, 08/14/2034 210 211
4.70%, 02/27/2033 120 122
4.70%, 02/09/2034 155 157
4.75%, 02/12/2030 95 97
4.88%, 02/27/2053 115 107
5.00%, 02/09/2054 155 147
5.05%, 08/14/2054 210 200
5.60%, 02/12/2065 255 261
5.65%, 10/15/2065 90 93
GlaxoSmithKline Capital Inc
4.50%, 04/15/2030 120 121
4.88%, 04/15/2035 60 60
5.38%, 04/15/2034 500 528
Johnson & Johnson
3.63%, 03/03/2037 20 18
3.70%, 03/01/2046 225 185
4.50%, 03/01/2027 190 192
4.55%, 03/01/2028 90 92
4.80%, 06/01/2029 255 263
4.95%, 06/01/2034
(a)
130 137
McKesson Corp
4.65%, 05/30/2030 105 107
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 226
Merck & Co Inc
1.70%, 06/10/2027 170 164
2.15%, 12/10/2031 190 168
2.35%, 06/24/2040 135 97
3.60%, 09/15/2042 100 81
3.70%, 02/10/2045 10 8
3.85%, 09/15/2027 105 105
3.90%, 03/07/2039 115 103
4.00%, 03/07/2049 170 138
4.15%, 09/15/2030 105 105
4.15%, 05/18/2043 200 174
4.50%, 05/17/2033 145 146
4.95%, 09/15/2035 105 106
5.00%, 05/17/2053 295 277
Novartis Capital Corp
3.80%, 09/18/2029 110 109
4.20%, 09/18/2034 110 108
4.40%, 05/06/2044 175 158
4.70%, 09/18/2054 110 100
Pfizer Inc
1.70%, 05/28/2030 195 175
2.55%, 05/28/2040 225 165
2.63%, 04/01/2030 160 150
2.70%, 05/28/2050 190 120
4.00%, 03/15/2049 140 113
4.40%, 05/15/2044 30 27
7.20%, 03/15/2039 176 211
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2028 445 450
4.65%, 05/19/2030 295 301
4.75%, 05/19/2033 445 450
5.11%, 05/19/2043 145 141
5.30%, 05/19/2053 225 217
5.34%, 05/19/2063 295 280
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 200 182
3.18%, 07/09/2050 200 135
5.30%, 07/05/2034 295 304
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Takeda US Financing Inc
5.90%, 07/07/2055 $ 200 $ 206
Utah Acquisition Sub Inc
5.25%, 06/15/2046 170 141
Viatris Inc
2.30%, 06/22/2027 120 116
2.70%, 06/22/2030 160 144
3.85%, 06/22/2040 120 91
4.00%, 06/22/2050 160 109
Wyeth LLC
5.95%, 04/01/2037 91 99
6.50%, 02/01/2034 144 163
Zoetis Inc
2.00%, 05/15/2030 350 318
3.00%, 05/15/2050 175 117
3.95%, 09/12/2047 5 4
4.15%, 08/17/2028 75 75
$ 23,744
Pipelines - 0 .98%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 301
Cheniere Energy Partners LP
5.55%, 10/30/2035
(i)
85 87
5.75%, 08/15/2034 300 312
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 270
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 117
Enbridge Inc
1.60%, 10/04/2026 60 59
2.50%, 08/01/2033 125 106
3.13%, 11/15/2029 155 148
3.40%, 08/01/2051 195 134
4.60%, 06/20/2028 95 96
5.30%, 04/05/2029 150 155
5.50%, 12/01/2046 30 30
5.55%, 06/20/2035 105 108
5.70%, 03/08/2033 155 163
5.90%, 11/15/2026 275 280
5.95%, 04/05/2054 150 154
6.70%, 11/15/2053 150 168
Energy Transfer LP
3.75%, 05/15/2030 160 155
4.95%, 01/15/2043 200 177
5.00%, 05/15/2044 350 310
5.25%, 04/15/2029 200 206
5.30%, 04/15/2047 15 14
5.35%, 05/15/2045 15 14
5.55%, 05/15/2034 155 159
5.70%, 04/01/2035 225 232
5.75%, 02/15/2033 155 162
6.05%, 09/01/2054 195 191
6.10%, 12/01/2028 295 310
6.13%, 12/15/2045 300 302
6.25%, 04/15/2049 250 252
6.40%, 12/01/2030 145 157
6.50%, 02/01/2042 202 214
Enterprise Products Operating LLC
3.30%, 02/15/2053 65 44
3.70%, 01/31/2051 250 186
4.25%, 02/15/2048 155 129
4.60%, 01/15/2031 105 106
4.85%, 01/31/2034 155 156
4.85%, 08/15/2042 150 140
4.85%, 03/15/2044 215 198
4.90%, 05/15/2046 200 184
4.95%, 02/15/2035 110 111
5.20%, 01/15/2036 135 137

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
5.55%, 02/16/2055 $ 110 $ 109
6.13%, 10/15/2039 123 133
6.45%, 09/01/2040 177 197
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 176
5.00%, 03/01/2043 100 92
6.38%, 03/01/2041 128 137
6.50%, 09/01/2039 112 121
6.95%, 01/15/2038 112 126
7.40%, 03/15/2031 177 202
Kinder Morgan Inc
1.75%, 11/15/2026 190 185
2.00%, 02/15/2031 150 133
3.25%, 08/01/2050 155 103
3.60%, 02/15/2051 155 109
5.00%, 02/01/2029 155 159
5.05%, 02/15/2046 15 14
5.20%, 06/01/2033 150 154
5.40%, 02/01/2034 155 160
5.55%, 06/01/2045 50 49
5.85%, 06/01/2035 25 26
5.95%, 08/01/2054
(a)
140 141
MPLX LP
4.13%, 03/01/2027 200 200
4.25%, 12/01/2027 200 200
4.50%, 04/15/2038 220 199
4.70%, 04/15/2048 185 155
4.80%, 02/15/2031 100 101
4.90%, 04/15/2058 60 50
5.00%, 01/15/2033 100 100
5.00%, 03/01/2033 150 150
5.20%, 03/01/2047 165 148
5.20%, 12/01/2047 200 179
5.50%, 06/01/2034 150 153
5.50%, 02/15/2049 170 158
5.95%, 04/01/2055 120 117
6.20%, 09/15/2055 35 35
ONEOK Inc
3.40%, 09/01/2029 100 96
4.25%, 09/24/2027 275 275
4.45%, 09/01/2049 500 402
4.75%, 10/15/2031 260 260
5.40%, 10/15/2035 55 55
5.55%, 11/01/2026 183 185
5.70%, 11/01/2054 115 109
5.85%, 11/01/2064 115 110
6.05%, 09/01/2033 305 323
6.25%, 10/15/2055 70 71
6.63%, 09/01/2053 155 165
Plains All American Pipeline LP
5.95%, 06/15/2035 130 136
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 163
4.50%, 12/15/2026 300 301
5.60%, 01/15/2036 105 106
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 362
Targa Resources Corp
4.90%, 09/15/2030 55 56
5.20%, 07/01/2027 355 361
5.65%, 02/15/2036 55 56
6.13%, 03/15/2033 150 160
6.13%, 05/15/2055 85 85
6.15%, 03/01/2029 150 158
6.50%, 03/30/2034 150 163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Texas Eastern Transmission LP
7.00%, 07/15/2032 $ 100 $ 112
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 300
5.60%, 03/31/2034 300 310
6.10%, 06/01/2040 25 26
7.25%, 08/15/2038 51 59
Western Midstream Operating LP
5.45%, 11/15/2034 140 140
6.15%, 04/01/2033 150 158
Williams Cos Inc/The
2.60%, 03/15/2031 290 263
3.50%, 10/15/2051 195 139
3.75%, 06/15/2027 200 199
4.90%, 03/15/2029 155 158
5.10%, 09/15/2045 180 167
5.30%, 08/15/2028 200 206
5.30%, 08/15/2052 175 164
5.65%, 03/15/2033 155 163
6.00%, 03/15/2055 105 108
6.30%, 04/15/2040 173 187
$ 18,439
Private Equity - 0 .06%
Brookfield Finance Inc
2.72%, 04/15/2031 190 173
3.50%, 03/30/2051 165 117
3.90%, 01/25/2028 400 397
5.33%, 01/15/2036 100 100
5.68%, 01/15/2035 150 156
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 112
$ 1,055
Regional Authority - 0 .23%
Province of Alberta Canada
1.30%, 07/22/2030 150 133
3.30%, 03/15/2028 135 133
4.50%, 06/26/2029 150 153
Province of British Columbia Canada
1.30%, 01/29/2031 185 162
3.90%, 08/27/2030 160 160
4.20%, 07/06/2033 200 199
4.70%, 01/24/2028 260 265
4.75%, 06/12/2034 200 205
4.80%, 11/15/2028 150 154
4.80%, 06/11/2035 100 102
Province of Manitoba Canada
1.50%, 10/25/2028 95 89
4.30%, 07/27/2033 150 149
Province of Ontario Canada
1.13%, 10/07/2030 125 109
2.13%, 01/21/2032 220 196
3.10%, 05/19/2027 310 307
3.70%, 09/17/2029 150 149
3.90%, 09/04/2030 105 105
4.20%, 01/18/2029 150 152
4.70%, 01/15/2030 260 269
4.85%, 06/11/2035 110 113
Province of Quebec Canada
1.35%, 05/28/2030 180 161
3.63%, 04/13/2028 150 150
4.25%, 09/05/2034 140 139
4.50%, 04/03/2029 305 312
4.50%, 09/08/2033 150 152
4.63%, 08/28/2035 105 106
7.50%, 09/15/2029 64 72
$ 4,396

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0 .88%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 $ 125 $ 103
2.75%, 12/15/2029 80 75
2.95%, 03/15/2034 195 168
3.00%, 05/18/2051 95 60
3.38%, 08/15/2031 115 108
4.00%, 02/01/2050 85 65
4.90%, 12/15/2030 80 81
5.15%, 04/15/2053 150 135
American Homes 4 Rent LP
4.95%, 06/15/2030 75 76
American Tower Corp
1.88%, 10/15/2030 165 146
2.90%, 01/15/2030 160 151
2.95%, 01/15/2051 80 52
3.38%, 10/15/2026 250 248
3.65%, 03/15/2027 200 198
3.70%, 10/15/2049 165 124
5.25%, 07/15/2028 150 154
5.35%, 03/15/2035 105 108
5.65%, 03/15/2033 80 84
5.90%, 11/15/2033 150 161
AvalonBay Communities Inc
1.90%, 12/01/2028 200 187
2.30%, 03/01/2030 160 148
5.00%, 02/15/2033 155 158
5.00%, 08/01/2035 105 106
5.35%, 06/01/2034 150 156
Boston Properties LP
2.55%, 04/01/2032 155 134
2.75%, 10/01/2026 275 271
2.90%, 03/15/2030 215 200
COPT Defense Properties LP
2.75%, 04/15/2031 195 177
Crown Castle Inc
2.50%, 07/15/2031 95 85
2.90%, 04/01/2041 190 139
3.10%, 11/15/2029 150 143
3.25%, 01/15/2051 185 125
3.30%, 07/01/2030 155 147
4.00%, 11/15/2049 110 84
4.90%, 09/01/2029 95 96
5.00%, 01/11/2028 150 152
5.10%, 05/01/2033 145 147
CubeSmart LP
2.00%, 02/15/2031 125 109
2.25%, 12/15/2028 200 188
5.13%, 11/01/2035 95 95
Digital Realty Trust LP
4.45%, 07/15/2028 250 252
5.55%, 01/15/2028 120 123
Equinix Inc
1.80%, 07/15/2027 160 154
2.50%, 05/15/2031 195 176
3.20%, 11/18/2029 260 249
3.40%, 02/15/2052 195 136
ERP Operating LP
2.50%, 02/15/2030 125 117
4.65%, 09/15/2034 105 104
Essex Portfolio LP
1.70%, 03/01/2028 190 179
3.00%, 01/15/2030 170 161
4.00%, 03/01/2029 150 149
5.50%, 04/01/2034 140 145
Extra Space Storage LP
2.20%, 10/15/2030 85 76
2.40%, 10/15/2031 100 88
4.95%, 01/15/2033 100 101
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Extra Space Storage LP (continued)
5.40%, 02/01/2034 $ 155 $ 159
5.40%, 06/15/2035 100 102
5.50%, 07/01/2030 150 156
Federal Realty OP LP
4.50%, 12/01/2044 250 220
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 165
5.25%, 02/15/2033 100 100
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 148
Healthpeak OP LLC
2.13%, 12/01/2028 165 154
3.00%, 01/15/2030 150 142
5.25%, 12/15/2032 75 77
6.75%, 02/01/2041 75 83
Kilroy Realty LP
2.50%, 11/15/2032 165 137
Kimco Realty OP LLC
2.25%, 12/01/2031 195 172
2.70%, 10/01/2030 165 153
3.70%, 10/01/2049 80 60
4.60%, 02/01/2033 90 90
5.30%, 02/01/2036 105 107
6.40%, 03/01/2034 115 127
Mid-America Apartments LP
1.70%, 02/15/2031 125 109
5.30%, 02/15/2032 150 156
NNN REIT Inc
4.60%, 02/15/2031 105 105
4.80%, 10/15/2048 200 178
Prologis LP
1.75%, 07/01/2030 160 143
2.13%, 04/15/2027 145 141
2.88%, 11/15/2029 75 71
3.00%, 04/15/2050 110 74
4.00%, 09/15/2028 200 200
4.88%, 06/15/2028 150 153
5.25%, 05/15/2035 105 108
5.25%, 03/15/2054 145 140
Public Storage Operating Co
1.85%, 05/01/2028 180 171
5.00%, 07/01/2035 105 106
5.10%, 08/01/2033 150 156
5.13%, 01/15/2029 150 155
Realty Income Corp
2.10%, 03/15/2028 95 91
2.20%, 06/15/2028 180 172
3.10%, 12/15/2029
(a)
195 187
3.25%, 01/15/2031 165 156
4.50%, 02/01/2033
(g)
100 99
4.75%, 02/15/2029 155 158
4.85%, 03/15/2030 150 154
4.90%, 07/15/2033
(a)
150 152
5.38%, 09/01/2054 140 137
Simon Property Group LP
1.75%, 02/01/2028 190 180
2.45%, 09/13/2029 140 131
2.65%, 02/01/2032 100 90
3.25%, 11/30/2026 250 248
3.25%, 09/13/2049 140 98
4.25%, 11/30/2046 130 110
4.38%, 10/01/2030 100 100
4.75%, 09/26/2034 135 134
6.75%, 02/01/2040 25 29
UDR Inc
2.10%, 08/01/2032 285 243
3.20%, 01/15/2030 165 158

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ventas Realty LP
3.00%, 01/15/2030 $ 200 $ 189
5.10%, 07/15/2032 105 107
5.63%, 07/01/2034 150 156
VICI Properties LP
4.75%, 04/01/2028 55 56
5.13%, 11/15/2031 265 269
Welltower OP LLC
2.75%, 01/15/2032 195 176
4.13%, 03/15/2029 300 300
4.50%, 07/01/2030 105 106
5.13%, 07/01/2035 100 102
Weyerhaeuser Co
7.38%, 03/15/2032 85 97
WP Carey Inc
4.65%, 07/15/2030 100 101
$ 16,558
Retail - 0 .62%
AutoZone Inc
1.65%, 01/15/2031 165 144
3.75%, 06/01/2027 250 249
5.10%, 07/15/2029 300 309
Costco Wholesale Corp
1.38%, 06/20/2027 155 149
Dollar Tree Inc
4.20%, 05/15/2028 185 185
Home Depot Inc/The
1.88%, 09/15/2031 195 170
2.38%, 03/15/2051 190 111
2.75%, 09/15/2051 195 123
2.88%, 04/15/2027 195 192
2.95%, 06/15/2029 220 212
3.50%, 09/15/2056 305 217
3.90%, 06/15/2047 30 24
3.95%, 09/15/2030 105 104
4.20%, 04/01/2043 260 227
4.25%, 04/01/2046 340 292
4.40%, 03/15/2045 160 141
4.85%, 06/25/2031 170 175
4.88%, 06/25/2027 150 152
4.95%, 06/25/2034 300 307
4.95%, 09/15/2052 160 149
5.30%, 06/25/2054 300 294
Lowe's Cos Inc
1.30%, 04/15/2028 165 154
1.70%, 10/15/2030 165 145
3.00%, 10/15/2050 50 32
3.10%, 05/03/2027 250 246
3.65%, 04/05/2029 125 123
3.70%, 04/15/2046 40 31
3.75%, 04/01/2032 195 187
4.00%, 10/15/2028 155 155
4.05%, 05/03/2047 30 24
4.25%, 04/01/2052 195 157
4.38%, 09/15/2045 300 255
4.85%, 10/15/2035 155 154
5.00%, 04/15/2033 160 164
5.00%, 04/15/2040 160 156
5.63%, 04/15/2053 160 159
5.75%, 07/01/2053 155 156
McDonald's Corp
2.13%, 03/01/2030 160 147
2.63%, 09/01/2029 210 199
3.50%, 07/01/2027 160 159
3.63%, 09/01/2049 115 86
3.70%, 02/15/2042 128 105
4.60%, 05/15/2030 100 102
4.70%, 12/09/2035 25 25
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald’s Corp (continued)
4.88%, 07/15/2040 $ 9 $ 9
4.88%, 12/09/2045 250 231
4.95%, 08/14/2033 305 314
5.00%, 02/13/2036 105 106
5.15%, 09/09/2052 325 307
6.30%, 10/15/2037 262 292
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 74
4.35%, 06/01/2028 300 302
Starbucks Corp
2.00%, 03/12/2027 160 155
3.00%, 02/14/2032
(a)
135 124
4.45%, 08/15/2049 300 253
4.80%, 05/15/2030 120 122
4.80%, 02/15/2033 165 167
Target Corp
1.95%, 01/15/2027 150 146
2.35%, 02/15/2030 160 149
2.95%, 01/15/2052 175 115
4.50%, 09/15/2032
(a)
120 121
4.50%, 09/15/2034 135 133
4.80%, 01/15/2053 150 136
Walmart Inc
1.50%, 09/22/2028 95 89
2.50%, 09/22/2041 195 141
2.95%, 09/24/2049 145 101
3.90%, 04/15/2028 225 226
3.95%, 06/28/2038 185 172
4.10%, 04/28/2027 110 111
4.10%, 04/15/2033 95 94
4.50%, 09/09/2052 235 211
4.90%, 04/28/2035 110 113
$ 11,561
Semiconductors - 0 .74%
Analog Devices Inc
2.10%, 10/01/2031 135 119
2.80%, 10/01/2041 195 144
4.25%, 06/15/2028 55 55
4.50%, 06/15/2030 55 56
5.30%, 04/01/2054 150 147
Applied Materials Inc
1.75%, 06/01/2030 160 144
3.30%, 04/01/2027 35 35
4.35%, 04/01/2047 40 35
4.60%, 01/15/2036 100 99
4.80%, 06/15/2029 120 123
5.10%, 10/01/2035
(a)
250 259
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 225 225
Broadcom Inc
1.95%, 02/15/2028
(i)
150 143
2.60%, 02/15/2033
(i)
200 176
3.14%, 11/15/2035
(i)
640 554
3.19%, 11/15/2036
(i)
14 12
3.42%, 04/15/2033
(i)
460 426
3.47%, 04/15/2034
(i)
350 319
3.50%, 02/15/2041
(i)
200 165
3.75%, 02/15/2051
(i)
50 39
4.15%, 02/15/2028 135 135
4.15%, 11/15/2030 271 270
4.20%, 10/15/2030 130 130
4.30%, 11/15/2032 185 183
4.35%, 02/15/2030 210 211
4.55%, 02/15/2032 75 75
4.60%, 07/15/2030 155 157
4.75%, 04/15/2029 370 377
4.80%, 02/15/2036 130 130

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc (continued)
5.15%, 11/15/2031 $ 75 $ 78
5.20%, 04/15/2032 255 265
5.20%, 07/15/2035 100 103
Intel Corp
2.00%, 08/12/2031 190 166
2.45%, 11/15/2029 310 288
3.05%, 08/12/2051 190 120
3.15%, 05/11/2027 120 118
3.20%, 08/12/2061 190 114
3.25%, 11/15/2049 155 103
3.73%, 12/08/2047 240 177
3.75%, 03/25/2027 160 159
3.75%, 08/05/2027 175 174
4.00%, 08/05/2029 205 203
4.00%, 12/15/2032 200 191
4.15%, 08/05/2032 175 169
4.25%, 12/15/2042 200 166
4.60%, 03/25/2040 160 145
4.80%, 10/01/2041 77 69
5.20%, 02/10/2033
(a)
130 133
5.60%, 02/21/2054 225 216
5.63%, 02/10/2043 130 127
5.70%, 02/10/2053 255 247
KLA Corp
4.70%, 02/01/2034 155 157
4.95%, 07/15/2052 355 332
Lam Research Corp
1.90%, 06/15/2030 155 140
2.88%, 06/15/2050 235 156
Marvell Technology Inc
2.45%, 04/15/2028 380 364
4.75%, 07/15/2030 45 46
4.88%, 06/22/2028 300 305
5.45%, 07/15/2035 35 36
Micron Technology Inc
2.70%, 04/15/2032 290 258
4.66%, 02/15/2030 115 116
5.30%, 01/15/2031 90 93
5.80%, 01/15/2035 125 131
6.05%, 11/01/2035 110 117
NVIDIA Corp
1.55%, 06/15/2028 190 179
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 346
3.13%, 02/15/2042 195 144
3.15%, 05/01/2027 80 79
3.25%, 05/11/2041 195 148
4.30%, 08/19/2028 100 100
4.40%, 06/01/2027 220 221
QUALCOMM Inc
1.30%, 05/20/2028
(a)
101 95
1.65%, 05/20/2032 170 144
3.25%, 05/20/2027 320 317
4.50%, 05/20/2030 105 107
4.65%, 05/20/2035 115 116
4.80%, 05/20/2045 215 202
6.00%, 05/20/2053 155 167
Texas Instruments Inc
1.75%, 05/04/2030
(a)
125 113
4.15%, 05/15/2048 105 88
4.50%, 05/23/2030 105 107
4.60%, 02/15/2028 150 153
4.90%, 03/14/2033 150 154
5.00%, 03/14/2053 155 146
5.15%, 02/08/2054 155 149
$ 14,000
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 0 .60%
Fidelity National Information Services Inc
1.65%, 03/01/2028
(a)
$ 180 $ 170
3.10%, 03/01/2041 90 68
5.10%, 07/15/2032 130 133
Fiserv Inc
3.50%, 07/01/2029 310 301
4.75%, 03/15/2030 95 96
5.15%, 08/12/2034 45 46
5.25%, 08/11/2035 105 106
5.35%, 03/15/2031 155 161
5.45%, 03/02/2028 365 375
5.63%, 08/21/2033 155 163
Intuit Inc
5.13%, 09/15/2028 150 155
5.50%, 09/15/2053 110 111
Microsoft Corp
2.53%, 06/01/2050 392 248
2.68%, 06/01/2060 459 274
3.30%, 02/06/2027 80 79
3.45%, 08/08/2036 358 327
Oracle Corp
2.30%, 03/25/2028 385 368
2.80%, 04/01/2027 250 245
2.88%, 03/25/2031 195 179
2.95%, 04/01/2030 150 141
3.60%, 04/01/2040 150 120
3.60%, 04/01/2050 150 106
3.65%, 03/25/2041 195 156
3.80%, 11/15/2037 250 216
3.90%, 05/15/2035 600 547
3.95%, 03/25/2051 195 145
4.00%, 07/15/2046 430 335
4.10%, 03/25/2061 190 137
4.20%, 09/27/2029 135 135
4.30%, 07/08/2034 315 301
4.38%, 05/15/2055 410 322
4.45%, 09/26/2030 70 70
4.50%, 05/06/2028 130 131
4.65%, 05/06/2030 265 269
4.70%, 09/27/2034 135 132
4.80%, 09/26/2032 70 70
5.20%, 09/26/2035 140 141
5.25%, 02/03/2032 255 263
5.38%, 09/27/2054 135 124
5.50%, 09/27/2064 135 124
5.55%, 02/06/2053 125 118
5.88%, 09/26/2045 140 140
5.95%, 09/26/2055 175 174
6.00%, 08/03/2055 255 256
6.13%, 08/03/2065 255 256
6.15%, 11/09/2029 55 59
6.25%, 11/09/2032 115 125
6.90%, 11/09/2052 115 128
Roper Technologies Inc
1.40%, 09/15/2027 165 157
2.95%, 09/15/2029 95 91
4.25%, 09/15/2028 100 100
4.75%, 02/15/2032 85 86
4.90%, 10/15/2034 85 85
5.10%, 09/15/2035 100 101
Salesforce Inc
2.70%, 07/15/2041 190 140
2.90%, 07/15/2051 195 128
Synopsys Inc
4.65%, 04/01/2028 245 248
4.85%, 04/01/2030 120 122
5.15%, 04/01/2035 245 249
5.70%, 04/01/2055 85 86

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Take-Two Interactive Software Inc
4.95%, 03/28/2028 $ 150 $ 153
VMware LLC
1.80%, 08/15/2028 285 267
2.20%, 08/15/2031 385 340
$ 11,199
Sovereign - 1 .33%
Canada Government International Bond
3.75%, 04/26/2028 265 266
4.00%, 03/18/2030 375 379
4.63%, 04/30/2029 305 315
Chile Government International Bond
2.45%, 01/31/2031 270 244
2.55%, 01/27/2032 275 245
2.75%, 01/31/2027 200 196
3.10%, 05/07/2041 250 190
3.24%, 02/06/2028 200 196
3.86%, 06/21/2047 300 238
4.00%, 01/31/2052 200 158
4.95%, 01/05/2036 276 277
Export Development Canada
3.75%, 09/07/2027 135 135
3.88%, 02/14/2028 205 206
4.00%, 06/20/2030 225 227
4.13%, 02/13/2029 205 208
4.75%, 06/05/2034 150 157
Export-Import Bank of Korea
1.38%, 02/09/2031 200 175
3.75%, 09/22/2030 200 198
4.00%, 09/11/2029 275 275
4.25%, 09/15/2027 200 201
4.50%, 09/15/2032 200 203
5.13%, 09/18/2028 200 207
Indonesia Government International Bond
2.15%, 07/28/2031 200 176
2.85%, 02/14/2030 200 189
3.05%, 03/12/2051 200 134
3.50%, 01/11/2028 200 198
4.15%, 09/20/2027 200 200
4.20%, 10/15/2050 250 206
4.55%, 01/11/2028 200 202
4.75%, 02/11/2029 200 203
4.75%, 09/10/2034 200 200
5.10%, 02/10/2054
(a)
200 191
5.15%, 09/10/2054
(a)
200 192
Israel Government AID Bond
5.50%, 09/18/2033 12 13
Israel Government International Bond
3.88%, 07/03/2050 200 144
4.50%, 01/30/2043 200 174
5.38%, 02/19/2030 200 206
5.50%, 03/12/2034 230 236
5.75%, 03/12/2054 230 218
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 174
1.88%, 04/15/2031 200 179
2.13%, 02/16/2029 200 189
2.25%, 11/04/2026 200 196
4.63%, 07/22/2027 260 264
4.63%, 07/19/2028 200 204
4.88%, 10/18/2028 200 206
Japan International Cooperation Agency
4.75%, 05/21/2029 200 206
Korea International Bond
1.00%, 09/16/2030 200 174
3.88%, 09/20/2048 250 209
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
2.66%, 05/24/2031 $ 200 $ 178
3.25%, 04/16/2030 200 188
3.50%, 02/12/2034 200 174
3.75%, 01/11/2028 250 247
3.75%, 04/19/2071 200 121
3.77%, 05/24/2061 200 126
4.50%, 04/22/2029 300 300
4.50%, 01/31/2050 200 154
4.60%, 02/10/2048 450 354
4.75%, 03/08/2044 276 229
5.38%, 03/22/2033 200 199
5.55%, 01/21/2045 300 279
5.63%, 09/22/2035 200 199
5.85%, 07/02/2032 200 206
6.00%, 05/07/2036 280 286
6.05%, 01/11/2040 264 265
6.34%, 05/04/2053 200 194
6.35%, 02/09/2035 200 211
6.40%, 05/07/2054 300 293
6.88%, 05/13/2037 260 280
7.38%, 05/13/2055 260 285
Panama Government International Bond
2.25%, 09/29/2032 200 162
3.30%, 01/19/2033 200 171
3.87%, 07/23/2060 340 219
4.30%, 04/29/2053 200 146
4.50%, 05/15/2047 200 154
4.50%, 04/16/2050 200 150
6.70%, 01/26/2036 224 236
6.85%, 03/28/2054 200 203
Peruvian Government International Bond
1.86%, 12/01/2032 200 165
2.78%, 01/23/2031 145 134
2.78%, 12/01/2060 180 100
3.30%, 03/11/2041 170 132
3.55%, 03/10/2051 100 71
5.50%, 03/30/2036 220 224
5.63%, 11/18/2050 203 199
5.88%, 08/08/2054 145 145
6.55%, 03/14/2037 126 140
8.75%, 11/21/2033 192 241
Philippine Government International Bond
2.46%, 05/05/2030 500 465
2.65%, 12/10/2045 200 135
3.70%, 02/02/2042 230 192
4.75%, 03/05/2035 275 277
5.00%, 07/17/2033 200 207
5.50%, 02/04/2035 200 213
5.50%, 01/17/2048 200 204
5.60%, 05/14/2049 200 205
9.50%, 02/02/2030 400 482
Republic of Italy Government International Bond
2.88%, 10/17/2029 200 191
3.88%, 05/06/2051 200 145
5.38%, 06/15/2033 130 137
Republic of Poland Government International Bond
4.88%, 02/12/2030 320 329
4.88%, 10/04/2033 300 304
5.13%, 09/18/2034 200 204
5.50%, 03/18/2054 210 203
State of Israel
2.50%, 01/15/2030 200 184
3.38%, 01/15/2050 200 133
Svensk Exportkredit AB
3.75%, 09/13/2027 275 275
3.75%, 07/29/2030 200 199
4.13%, 06/14/2028 295 298

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Tennessee Valley Authority
3.50%, 12/15/2042 $ 200 $ 168
3.88%, 03/15/2028 230 231
4.25%, 09/15/2065 100 83
4.63%, 09/15/2060 140 126
4.88%, 05/15/2035 110 114
5.25%, 09/15/2039 126 133
5.38%, 04/01/2056 154 157
5.88%, 04/01/2036 125 140
Uruguay Government International Bond
4.13%, 11/20/2045 100 88
4.38%, 10/27/2027 390 391
4.98%, 04/20/2055 100 91
5.10%, 06/18/2050 265 251
5.44%, 02/14/2037 130 136
5.75%, 10/28/2034 150 161
$ 24,991
Supranational Bank - 1 .32%
African Development Bank
3.50%, 09/18/2029 150 149
3.88%, 06/12/2028 110 111
4.00%, 03/18/2030 250 252
4.13%, 02/25/2027 150 151
4.38%, 03/14/2028 180 183
4.63%, 01/04/2027 210 212
Asian Development Bank
1.25%, 06/09/2028 100 94
1.50%, 01/20/2027 400 388
1.50%, 03/04/2031 195 173
1.75%, 09/19/2029 325 301
1.88%, 03/15/2029 190 179
2.75%, 01/19/2028 250 245
3.13%, 08/20/2027 355 351
3.13%, 04/27/2032 165 157
3.63%, 08/28/2029 220 219
3.75%, 04/25/2028 150 150
3.75%, 08/28/2030 125 125
3.88%, 09/28/2032 100 99
3.88%, 06/14/2033 145 143
4.00%, 01/12/2033 150 150
4.13%, 01/12/2027 300 301
4.13%, 05/30/2030 225 228
4.38%, 01/14/2028 130 132
4.38%, 03/06/2029 310 317
4.38%, 03/22/2035 180 183
4.50%, 08/25/2028 365 373
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 54
Asian Infrastructure Investment Bank/The
3.63%, 09/15/2028 210 210
3.75%, 09/14/2027 160 160
4.13%, 01/18/2029 175 177
4.50%, 01/16/2030 260 268
4.50%, 05/21/2035 65 67
Council Of Europe Development Bank
3.63%, 01/26/2028 150 150
4.50%, 01/15/2030 195 201
4.63%, 06/11/2027 150 152
European Bank for Reconstruction & Development
4.13%, 01/25/2029 150 152
4.38%, 03/09/2028 245 249
European Investment Bank
0.63%, 10/21/2027 135 127
0.75%, 10/26/2026 190 184
1.25%, 02/14/2031 355 311
1.38%, 03/15/2027 400 387
1.63%, 05/13/2031 120 107
1.75%, 03/15/2029 200 187
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank (continued)
2.38%, 05/24/2027 $ 150 $ 147
3.25%, 11/15/2027 325 322
3.63%, 07/15/2030 300 298
3.75%, 11/15/2029 240 240
3.75%, 02/14/2033 305 300
3.88%, 03/15/2028 280 281
3.88%, 06/15/2028 340 342
3.88%, 10/15/2030 210 211
4.00%, 02/15/2029 335 338
4.13%, 02/13/2034 305 306
4.25%, 08/16/2032 335 340
4.38%, 03/19/2027 235 237
4.38%, 10/10/2031 300 308
4.50%, 10/16/2028 305 312
4.50%, 03/14/2030 215 222
4.63%, 02/12/2035 155 161
4.75%, 06/15/2029 305 316
Inter-American Development Bank
0.63%, 09/16/2027 165 156
1.13%, 07/20/2028 195 182
1.13%, 01/13/2031 385 336
1.50%, 01/13/2027 200 194
2.38%, 07/07/2027 300 293
3.13%, 09/18/2028 250 246
3.50%, 09/14/2029 320 317
3.50%, 04/12/2033 150 144
3.75%, 06/14/2030 225 225
4.00%, 01/12/2028 150 151
4.13%, 02/15/2029 305 309
4.38%, 02/01/2027 300 302
4.38%, 07/17/2034 145 148
4.38%, 07/16/2035 105 106
4.38%, 01/24/2044 50 47
4.50%, 02/15/2030 260 268
4.50%, 09/13/2033 100 103
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 365 343
0.75%, 08/26/2030 385 333
1.25%, 02/10/2031 385 337
1.38%, 04/20/2028 480 453
1.63%, 11/03/2031 385 337
1.75%, 10/23/2029 550 509
2.50%, 03/29/2032 255 234
3.13%, 06/15/2027 345 342
3.50%, 07/12/2028 450 448
3.63%, 05/05/2028 110 110
3.63%, 09/21/2029 315 314
3.88%, 10/16/2029 265 266
3.88%, 02/14/2030 305 306
3.88%, 08/28/2034 140 137
4.00%, 07/25/2030 225 227
4.00%, 01/10/2031 300 302
4.00%, 05/06/2032 170 170
4.13%, 03/20/2030 365 370
4.38%, 08/27/2035 210 213
4.50%, 04/10/2031 235 242
4.63%, 08/01/2028 300 308
4.63%, 01/15/2032 260 270
4.75%, 11/14/2033 200 209
International Finance Corp
3.88%, 07/02/2030 200 201
4.25%, 07/02/2029 200 204
4.38%, 01/15/2027 105 106
4.50%, 01/21/2028 140 143
4.50%, 07/13/2028 120 123

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Nordic Investment Bank
3.38%, 09/08/2027 $ 325 $ 323
4.25%, 02/28/2029 200 203
$ 24,816
Telecommunications - 1 .07%
America Movil SAB de CV
4.38%, 04/22/2049 250 212
5.00%, 01/20/2033 200 203
6.13%, 03/30/2040 102 109
6.38%, 03/01/2035 200 220
AT&T Inc
1.65%, 02/01/2028 330 312
2.25%, 02/01/2032 240 210
2.30%, 06/01/2027 235 228
2.75%, 06/01/2031 310 284
3.10%, 02/01/2043 240 178
3.50%, 06/01/2041 310 248
3.50%, 09/15/2053 629 435
3.55%, 09/15/2055 533 367
3.65%, 06/01/2051 395 286
3.65%, 09/15/2059 757 518
3.80%, 02/15/2027 40 40
4.10%, 02/15/2028 81 81
4.25%, 03/01/2027 230 230
4.30%, 12/15/2042 221 191
4.35%, 03/01/2029 500 502
4.35%, 06/15/2045 260 220
4.50%, 03/09/2048 290 246
4.90%, 11/01/2035 100 99
5.38%, 08/15/2035 105 108
5.40%, 02/15/2034 295 307
5.55%, 11/01/2045 205 203
6.05%, 08/15/2056 105 109
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 155 157
British Telecommunications PLC
9.62%, 12/15/2030 327 403
Cisco Systems Inc
4.80%, 02/26/2027 305 309
4.95%, 02/24/2032 225 233
5.05%, 02/26/2034 305 315
5.30%, 02/26/2054 305 301
5.50%, 01/15/2040 170 177
Corning Inc
4.38%, 11/15/2057 300 248
4.75%, 03/15/2042 102 94
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 391 461
Juniper Networks Inc
2.00%, 12/10/2030 185 162
Motorola Solutions Inc
4.85%, 08/15/2030 105 107
5.20%, 08/15/2032 105 108
Orange SA
5.38%, 01/13/2042 102 102
Rogers Communications Inc
3.20%, 03/15/2027 395 389
3.80%, 03/15/2032 195 184
5.00%, 02/15/2029 155 158
Sprint Capital Corp
6.88%, 11/15/2028 295 317
Telefonica Emisiones SA
5.21%, 03/08/2047 360 324
7.05%, 06/20/2036 545 615
T-Mobile USA Inc
2.05%, 02/15/2028 160 153
2.25%, 11/15/2031 175 154
2.40%, 03/15/2029 155 146
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc (continued)
2.55%, 02/15/2031 $ 245 $ 223
3.00%, 02/15/2041 170 128
3.30%, 02/15/2051 155 106
3.40%, 10/15/2052 200 137
3.75%, 04/15/2027 295 293
3.88%, 04/15/2030 295 289
4.20%, 10/01/2029 135 135
4.38%, 04/15/2040 150 135
4.50%, 04/15/2050 145 122
4.80%, 07/15/2028 150 153
4.95%, 03/15/2028 90 92
5.05%, 07/15/2033 150 153
5.13%, 05/15/2032 235 242
5.15%, 04/15/2034 155 159
5.20%, 01/15/2033 125 129
5.25%, 06/15/2055 135 126
5.50%, 01/15/2055 155 150
5.65%, 01/15/2053 135 133
5.75%, 01/15/2034 150 159
5.75%, 01/15/2054 150 150
6.00%, 06/15/2054 150 155
Verizon Communications Inc
1.50%, 09/18/2030 225 197
1.68%, 10/30/2030 223 196
1.75%, 01/20/2031 360 315
2.10%, 03/22/2028 290 277
2.36%, 03/15/2032 180 158
2.55%, 03/21/2031 385 350
2.65%, 11/20/2040 135 98
2.88%, 11/20/2050 360 230
2.99%, 10/30/2056 382 236
3.00%, 11/20/2060 80 48
3.40%, 03/22/2041 195 154
3.55%, 03/22/2051 385 282
3.70%, 03/22/2061 190 134
3.85%, 11/01/2042 125 101
4.13%, 03/16/2027 300 300
4.33%, 09/21/2028 500 504
4.40%, 11/01/2034 300 289
4.50%, 08/10/2033 360 355
4.81%, 03/15/2039 185 176
5.25%, 04/02/2035 120 122
Vodafone Group PLC
5.63%, 02/10/2053 150 146
5.75%, 06/28/2054 150 148
5.88%, 06/28/2064 150 149
6.15%, 02/27/2037 72 78
$ 20,175
Transportation - 0 .48%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 200 135
3.30%, 09/15/2051 200 141
3.55%, 02/15/2050 115 86
4.45%, 03/15/2043 20 18
4.45%, 01/15/2053 100 86
4.55%, 09/01/2044 15 14
5.15%, 09/01/2043 175 172
5.20%, 04/15/2054 150 144
5.50%, 03/15/2055 150 150
5.80%, 03/15/2056 105 110
Canadian National Railway Co
2.45%, 05/01/2050 65 39
3.65%, 02/03/2048 75 58
3.85%, 08/05/2032 175 168
4.38%, 09/18/2034 110 108

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Canadian Pacific Railway Co
1.75%, 12/02/2026 $ 390 $ 380
3.00%, 12/02/2041 190 142
3.10%, 12/02/2051 190 128
4.80%, 03/30/2030 85 87
4.80%, 09/15/2035 285 282
CSX Corp
2.40%, 02/15/2030 65 61
3.25%, 06/01/2027 40 39
3.35%, 09/15/2049 70 50
3.80%, 03/01/2028 100 100
3.80%, 11/01/2046 30 24
4.25%, 11/01/2066 200 157
4.30%, 03/01/2048 105 89
4.50%, 11/15/2052 155 134
4.75%, 05/30/2042 137 128
4.90%, 03/15/2055
(a)
135 124
5.20%, 11/15/2033 150 157
FedEx Corp
3.10%, 08/05/2029
(i)
315 302
3.88%, 08/01/2042
(h),(i)
100 78
4.40%, 01/15/2047
(i)
205 166
4.55%, 04/01/2046
(i)
400 335
4.75%, 11/15/2045
(i)
130 112
Norfolk Southern Corp
2.30%, 05/15/2031 195 176
2.55%, 11/01/2029 155 146
2.90%, 08/25/2051 190 123
3.94%, 11/01/2047 198 160
4.15%, 02/28/2048 100 83
4.45%, 03/01/2033 150 149
4.55%, 06/01/2053 70 61
4.84%, 10/01/2041 100 95
5.35%, 08/01/2054
(a)
120 118
Ryder System Inc
2.90%, 12/01/2026 150 148
4.30%, 06/15/2027 55 55
4.95%, 09/01/2029 140 143
Union Pacific Corp
2.15%, 02/05/2027 230 225
2.38%, 05/20/2031 195 178
2.80%, 02/14/2032 185 169
2.89%, 04/06/2036 210 177
3.20%, 05/20/2041 195 153
3.38%, 02/14/2042 190 151
3.80%, 10/01/2051 182 140
3.80%, 04/06/2071 175 123
3.84%, 03/20/2060 225 167
4.50%, 01/20/2033 160 161
4.95%, 09/09/2052 160 149
5.60%, 12/01/2054 125 127
United Parcel Service Inc
2.50%, 09/01/2029 125 118
3.40%, 09/01/2049 220 158
4.65%, 10/15/2030 105 107
4.88%, 03/03/2033 110 113
4.88%, 11/15/2040 25 24
5.05%, 03/03/2053 110 102
5.15%, 05/22/2034 150 156
5.20%, 04/01/2040 125 125
5.50%, 05/22/2054 150 149
5.95%, 05/14/2055 105 110
6.20%, 01/15/2038 23 25
$ 9,068
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0 .02%
GATX Corp
1.90%, 06/01/2031 $ 380 $ 332
5.50%, 06/15/2035 100 103
$ 435
Water - 0 .06%
American Water Capital Corp
2.30%, 06/01/2031 195 175
3.25%, 06/01/2051 195 135
3.75%, 09/01/2047 180 140
4.45%, 06/01/2032 110 110
5.70%, 09/01/2055 45 46
6.59%, 10/15/2037 5 5
Essential Utilities Inc
2.40%, 05/01/2031 190 170
5.25%, 08/15/2035 105 105
5.30%, 05/01/2052 185 172
5.38%, 01/15/2034 155 159
$ 1,217
TOTAL BONDS $ 534,071
MUNICIPAL BONDS - 0 .57%
Principal
Amount (000's) Value (000's)
California - 0 .16%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 317
6.92%, 04/01/2040 60 68
California State University
2.98%, 11/01/2051 160 111
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 64
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 160
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 270
San Diego County Water Authority
6.14%, 05/01/2049 260 271
State of California
3.50%, 04/01/2028 165 164
7.30%, 10/01/2039 375 439
7.35%, 11/01/2039 500 588
7.60%, 11/01/2040 180 221
7.63%, 03/01/2040 280 340
$ 3,013
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 394
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 142 156
7.06%, 04/01/2057 186 209
$ 365
Illinois - 0 .07%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 183 204
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 70 74
County of Cook IL
6.23%, 11/15/2034 102 109
State of Illinois
5.10%, 06/01/2033 873 888
7.35%, 07/01/2035 50 54
$ 1,329
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 28

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey - 0 .07%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
$ 700 $ 736
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 210 233
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 170
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 136
$ 1,275
New York - 0 .09%
City of New York NY
5.52%, 10/01/2037 25 26
Metropolitan Transportation Authority
6.81%, 11/15/2040 85 94
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 275
5.95%, 06/15/2042 125 130
New York State Dormitory Authority
5.60%, 03/15/2040 435 448
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 342
4.96%, 08/01/2046 300 288
6.04%, 12/01/2029 50 54
$ 1,657
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 67
Ohio State University/The
4.91%, 06/01/2040 125 124
$ 191
Pennsylvania - 0 .03%
State Public School Building Authority
5.00%, 09/15/2027 482 491
Texas - 0 .10%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 140
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 48
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 79
Dallas County Hospital District
5.62%, 08/15/2044 83 83
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(j)
50 51
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 302
State of Texas
4.68%, 04/01/2040 100 96
5.52%, 04/01/2039 405 421
Texas Department of Transportation State Highway
Fund
5.18%, 04/01/2030 625 638
$ 1,858
Wisconsin - 0 .00%
State of Wisconsin (credit support from Assured
Guaranty )
5.70%, 05/01/2026
(j)
90 91
TOTAL MUNICIPAL BONDS $ 10,692
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .11%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .08%
2.00%, 08/01/2029 $ 79 $ 76
2.00%, 03/01/2032 51 49
2.50%, 10/01/2027 11 11
2.50%, 03/01/2028 39 38
2.50%, 06/01/2028 60 59
2.50%, 06/01/2028 24 24
2.50%, 07/01/2028 43 42
2.50%, 10/01/2028 21 20
2.50%, 10/01/2028 41 40
2.50%, 10/01/2029 63 61
2.50%, 12/01/2029 79 77
2.50%, 09/01/2030 154 149
2.50%, 01/01/2031 173 168
2.50%, 01/01/2031 14 14
2.50%, 02/01/2031 19 19
2.50%, 03/01/2031 53 51
2.50%, 12/01/2031 72 70
2.50%, 12/01/2031 64 61
2.50%, 02/01/2032 84 81
2.50%, 03/01/2032 111 107
2.50%, 11/01/2032 214 205
2.50%, 02/01/2033 53 51
2.50%, 03/01/2033 44 42
2.50%, 03/01/2033 150 144
2.50%, 04/01/2033 70 67
2.50%, 05/01/2033 29 28
2.50%, 06/01/2033 49 47
2.50%, 11/01/2036 49 45
2.50%, 02/01/2043 70 63
2.50%, 03/01/2043 54 49
3.00%, 01/01/2027 9 8
3.00%, 03/01/2027 7 6
3.00%, 05/01/2027 9 9
3.00%, 10/01/2028 45 45
3.00%, 07/01/2029 64 63
3.00%, 08/01/2029 29 28
3.00%, 10/01/2029 18 17
3.00%, 11/01/2029 30 30
3.00%, 07/01/2030 75 73
3.00%, 09/01/2030 103 101
3.00%, 11/01/2030 28 27
3.00%, 11/01/2030 17 17
3.00%, 01/01/2031 37 37
3.00%, 04/01/2031 87 85
3.00%, 02/01/2032 18 18
3.00%, 05/01/2032 31 30
3.00%, 12/01/2032 138 134
3.00%, 12/01/2032 127 124
3.00%, 01/01/2033 187 182
3.00%, 02/01/2033 107 104
3.00%, 03/01/2033 57 56
3.00%, 04/01/2033 64 62
3.00%, 04/01/2033 51 50
3.00%, 06/01/2033 40 38
3.00%, 09/01/2033 63 61
3.00%, 09/01/2033 56 54
3.00%, 12/01/2034 15 14
3.00%, 01/01/2035 10 10
3.00%, 02/01/2035 15 15
3.00%, 05/01/2035 128 122
3.00%, 02/01/2036 30 29
3.00%, 09/01/2036 32 31
3.00%, 02/01/2037 42 40
3.00%, 05/01/2037 43 40
3.00%, 06/01/2037 44 42
3.00%, 07/01/2037 68 65
3.00%, 09/01/2037 15 14
3.00%, 01/01/2043 99 91

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 01/01/2043 $ 106 $ 97
3.00%, 02/01/2043 470 433
3.00%, 03/01/2043 278 256
3.00%, 05/01/2043 96 88
3.00%, 07/01/2043 268 247
3.00%, 07/01/2043 308 283
3.00%, 08/01/2043 37 34
3.00%, 08/01/2043 53 49
3.00%, 09/01/2043 195 180
3.00%, 10/01/2043 189 173
3.00%, 03/01/2045 165 151
3.00%, 04/01/2045 59 54
3.00%, 06/01/2045 215 194
3.00%, 07/01/2045 126 115
3.00%, 08/01/2045 246 223
3.00%, 12/01/2045 343 311
3.00%, 03/01/2046 17 15
3.00%, 03/01/2046 147 133
3.00%, 04/01/2046 202 183
3.00%, 05/01/2046 52 47
3.00%, 09/01/2046 242 219
3.00%, 10/01/2046 233 211
3.00%, 11/01/2046 276 250
3.00%, 11/01/2046 423 383
3.00%, 11/01/2046 263 238
3.00%, 12/01/2046 350 316
3.00%, 12/01/2046 314 284
3.00%, 01/01/2047 476 431
3.00%, 03/01/2047 477 432
3.00%, 03/01/2048 172 155
3.50%, 12/01/2026 3 3
3.50%, 01/01/2029 24 24
3.50%, 01/01/2032 25 25
3.50%, 03/01/2032 18 18
3.50%, 04/01/2032 19 19
3.50%, 08/01/2032 15 15
3.50%, 09/01/2033 52 52
3.50%, 01/01/2034 18 18
3.50%, 01/01/2035 42 41
3.50%, 02/01/2035 34 33
3.50%, 07/01/2035 64 63
3.50%, 09/01/2035 81 79
3.50%, 04/01/2037 24 23
3.50%, 06/01/2037 46 45
3.50%, 05/01/2041 6 6
3.50%, 02/01/2042 90 85
3.50%, 04/01/2042 33 31
3.50%, 06/01/2042 76 72
3.50%, 07/01/2042 84 80
3.50%, 07/01/2042 111 105
3.50%, 08/01/2042 102 97
3.50%, 08/01/2042 49 46
3.50%, 06/01/2044 142 134
3.50%, 09/01/2044 82 77
3.50%, 03/01/2045 134 126
3.50%, 06/01/2045 152 143
3.50%, 07/01/2045 248 234
3.50%, 09/01/2045 129 121
3.50%, 10/01/2045 148 139
3.50%, 12/01/2045 198 186
3.50%, 01/01/2046 68 64
3.50%, 03/01/2046 122 115
3.50%, 03/01/2046 621 583
3.50%, 04/01/2046 148 139
3.50%, 05/01/2046 160 150
3.50%, 06/01/2046 191 179
3.50%, 08/01/2046 132 125
3.50%, 04/01/2047 197 184
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 11/01/2047 $ 143 $ 133
3.50%, 11/01/2047 226 210
3.50%, 05/01/2048 26 24
4.00%, 12/01/2030 7 7
4.00%, 08/01/2031 7 7
4.00%, 10/01/2031 12 12
4.00%, 11/01/2031 4 4
4.00%, 12/01/2031 6 6
4.00%, 11/01/2033 18 18
4.00%, 01/01/2034 35 34
4.00%, 07/01/2035 13 13
4.00%, 03/01/2037 59 58
4.00%, 05/01/2038 21 21
4.00%, 02/01/2041 50 49
4.00%, 06/01/2042 35 34
4.00%, 06/01/2042 39 38
4.00%, 08/01/2043 301 293
4.00%, 01/01/2044 52 50
4.00%, 02/01/2044 98 95
4.00%, 03/01/2044 40 39
4.00%, 04/01/2044 105 102
4.00%, 05/01/2044 28 27
4.00%, 07/01/2044 66 64
4.00%, 10/01/2044 76 73
4.00%, 11/01/2044 165 159
4.00%, 12/01/2044 167 161
4.00%, 01/01/2045 46 44
4.00%, 02/01/2045 47 45
4.00%, 04/01/2045 50 49
4.00%, 06/01/2045 65 62
4.00%, 08/01/2045 227 218
4.00%, 09/01/2045 242 234
4.00%, 10/01/2045 255 245
4.00%, 11/01/2045 162 156
4.00%, 12/01/2045 77 74
4.00%, 03/01/2047 193 187
4.00%, 08/01/2047 210 202
4.00%, 10/01/2047 147 141
4.00%, 12/01/2047 239 229
4.00%, 07/01/2048 129 124
4.00%, 08/01/2048 77 75
4.50%, 02/01/2030 2 2
4.50%, 08/01/2030 2 2
4.50%, 05/01/2031 2 2
4.50%, 06/01/2031 17 17
4.50%, 06/01/2039 36 36
4.50%, 10/01/2039 26 26
4.50%, 10/01/2040 33 33
4.50%, 03/01/2041 90 90
4.50%, 03/01/2041 107 107
4.50%, 11/01/2041 88 88
4.50%, 09/01/2043 43 43
4.50%, 11/01/2043 24 24
4.50%, 11/01/2043 47 47
4.50%, 01/01/2044 43 43
4.50%, 01/01/2044 42 41
4.50%, 05/01/2044 59 59
4.50%, 07/01/2044 29 29
4.50%, 10/01/2045 81 80
4.50%, 03/01/2047 30 29
4.50%, 04/01/2047 24 24
4.50%, 06/01/2047 58 57
4.50%, 09/01/2047 59 59
4.50%, 05/01/2048 46 45
4.50%, 07/01/2048 92 90
4.50%, 11/01/2048 45 45
4.50%, 01/01/2049 186 184
4.50%, 05/01/2049 442 437

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 12/01/2027 $ 5 $ 5
5.00%, 02/01/2030 1 1
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 32 33
5.00%, 06/01/2035 36 37
5.00%, 01/01/2038 58 60
5.00%, 11/01/2038 54 56
5.00%, 12/01/2038 59 61
5.00%, 09/01/2039 95 97
5.00%, 01/01/2040 59 61
5.00%, 05/01/2040 24 25
5.00%, 04/01/2041 38 39
5.00%, 06/01/2041 35 36
5.00%, 11/01/2041 31 31
5.00%, 11/01/2041 49 49
5.50%, 01/01/2028 7 7
5.50%, 04/01/2036 30 31
5.50%, 12/01/2036 34 36
5.50%, 12/01/2036 35 37
5.50%, 03/01/2039 55 57
5.50%, 04/01/2039 34 35
5.50%, 02/01/2040 49 50
5.50%, 06/01/2041 75 78
6.00%, 02/01/2027 1 1
$ 20,273
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .75%
1.50%, 03/01/2036 1,174 1,053
1.50%, 05/01/2036 5,314 4,768
1.50%, 11/01/2036 2,465 2,218
1.50%, 11/01/2050 1,790 1,385
1.50%, 01/01/2051 3,056 2,349
1.50%, 06/01/2051 6,330 4,881
2.00%, 09/01/2028 21 20
2.00%, 05/01/2030 46 44
2.00%, 04/01/2032 49 46
2.00%, 02/01/2036 1,411 1,300
2.00%, 02/01/2036 2,785 2,575
2.00%, 04/01/2036 3,314 3,066
2.00%, 05/01/2036 2,559 2,366
2.00%, 06/01/2036 2,411 2,222
2.00%, 11/01/2041 5,193 4,498
2.00%, 05/01/2042 1,417 1,224
2.00%, 04/01/2051 6,788 5,575
2.00%, 04/01/2051 13,492 11,057
2.00%, 04/01/2051 11,226 9,172
2.00%, 05/01/2051 8,352 6,784
2.00%, 05/01/2051 14,276 11,664
2.00%, 11/01/2051 6,041 4,947
2.00%, 12/01/2051 9,854 8,046
2.00%, 12/01/2051 7,761 6,338
2.00%, 01/01/2052 7,272 5,924
2.50%, 01/01/2028 18 18
2.50%, 07/01/2028 25 24
2.50%, 08/01/2028 10 9
2.50%, 08/01/2028 24 24
2.50%, 09/01/2028 28 28
2.50%, 07/01/2029 68 66
2.50%, 07/01/2029 24 23
2.50%, 07/01/2029 11 10
2.50%, 09/01/2029 38 37
2.50%, 12/01/2029 38 37
2.50%, 01/01/2030 34 33
2.50%, 04/01/2030 51 50
2.50%, 05/01/2030 93 91
2.50%, 06/01/2030 65 63
2.50%, 08/01/2030 127 123
2.50%, 08/01/2030 15 15
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2031 $ 59 $ 57
2.50%, 01/01/2031 33 33
2.50%, 02/01/2031 76 73
2.50%, 02/01/2031 49 47
2.50%, 05/01/2031 27 26
2.50%, 06/01/2031 56 54
2.50%, 11/01/2031 586 565
2.50%, 12/01/2031 95 91
2.50%, 01/01/2032 212 204
2.50%, 01/01/2032 115 111
2.50%, 02/01/2032 169 162
2.50%, 03/01/2032 30 29
2.50%, 03/01/2032 60 57
2.50%, 11/01/2032 11 11
2.50%, 12/01/2032 30 28
2.50%, 01/01/2033 37 35
2.50%, 02/01/2033 143 138
2.50%, 04/01/2033 290 277
2.50%, 07/01/2033 27 26
2.50%, 10/01/2034 317 301
2.50%, 10/01/2036 13 12
2.50%, 10/01/2036 26 24
2.50%, 12/01/2036 62 57
2.50%, 07/01/2040 1,267 1,151
2.50%, 01/01/2043 202 181
2.50%, 08/01/2043 57 51
2.50%, 10/01/2043 128 115
2.50%, 12/01/2046 49 42
2.50%, 08/01/2050 1,795 1,540
2.50%, 02/01/2051 5,342 4,600
2.50%, 02/01/2051 1,616 1,383
2.50%, 07/01/2051 1,683 1,429
2.50%, 09/01/2051 7,096 6,038
2.50%, 09/01/2051 2,617 2,217
2.50%, 11/01/2051 4,902 4,219
2.50%, 11/01/2051 5,825 5,006
2.50%, 01/01/2052 3,590 3,080
2.50%, 02/01/2052 2,628 2,228
2.50%, 02/01/2052 2,815 2,380
2.50%, 02/01/2052 5,307 4,546
2.50%, 02/01/2052 4,054 3,462
2.50%, 03/01/2052 4,955 4,226
2.50%, 04/01/2052 5,486 4,695
2.50%, 04/01/2052 754 643
2.50%, 05/01/2052 2,834 2,424
3.00%, 11/01/2026 7 7
3.00%, 02/01/2027 13 13
3.00%, 04/01/2027 42 42
3.00%, 08/01/2027 12 12
3.00%, 10/01/2028 74 73
3.00%, 11/01/2028 23 23
3.00%, 02/01/2029 20 19
3.00%, 03/01/2029 26 26
3.00%, 03/01/2029 33 32
3.00%, 04/01/2029 31 31
3.00%, 05/01/2029 27 26
3.00%, 06/01/2029 25 24
3.00%, 08/01/2029 12 12
3.00%, 10/01/2029 16 16
3.00%, 10/01/2029 16 16
3.00%, 10/01/2029 28 28
3.00%, 11/01/2029 29 28
3.00%, 01/01/2030 34 33
3.00%, 01/01/2030 89 88
3.00%, 01/01/2030 98 96
3.00%, 03/01/2030 60 58
3.00%, 06/01/2030 44 43

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 06/01/2030 $ 53 $ 52
3.00%, 09/01/2030 74 72
3.00%, 09/01/2030 21 21
3.00%, 10/01/2030 58 57
3.00%, 02/01/2031 26 25
3.00%, 04/01/2032 290 282
3.00%, 05/01/2032 41 40
3.00%, 08/01/2032 62 60
3.00%, 01/01/2033 10 10
3.00%, 02/01/2033 155 150
3.00%, 02/01/2033 627 608
3.00%, 08/01/2033 201 194
3.00%, 05/01/2034 31 30
3.00%, 05/01/2034 45 44
3.00%, 08/01/2034 133 129
3.00%, 10/01/2034 16 15
3.00%, 11/01/2034 43 41
3.00%, 02/01/2035 46 44
3.00%, 02/01/2035 44 42
3.00%, 03/01/2035 20 19
3.00%, 04/01/2035 21 20
3.00%, 06/01/2035 55 53
3.00%, 07/01/2035 20 19
3.00%, 11/01/2035 29 28
3.00%, 07/01/2036 44 42
3.00%, 12/01/2036 104 98
3.00%, 12/01/2036 71 67
3.00%, 12/01/2036 157 149
3.00%, 02/01/2037 10 9
3.00%, 02/01/2037 64 60
3.00%, 04/01/2037 29 28
3.00%, 04/01/2037 49 46
3.00%, 07/01/2037 18 17
3.00%, 08/01/2037 28 27
3.00%, 09/01/2037 79 75
3.00%, 06/01/2040 1,004 937
3.00%, 04/01/2042 57 52
3.00%, 09/01/2042 27 25
3.00%, 02/01/2043 156 143
3.00%, 02/01/2043 304 279
3.00%, 02/01/2043 195 179
3.00%, 04/01/2043 115 106
3.00%, 04/01/2043 323 297
3.00%, 04/01/2043 90 82
3.00%, 04/01/2043 150 138
3.00%, 04/01/2043 118 108
3.00%, 05/01/2043 15 14
3.00%, 05/01/2043 80 74
3.00%, 05/01/2043 125 115
3.00%, 05/01/2043 146 133
3.00%, 06/01/2043 158 145
3.00%, 07/01/2043 87 80
3.00%, 07/01/2043 203 187
3.00%, 08/01/2043 11 11
3.00%, 08/01/2043 171 157
3.00%, 11/01/2043 98 90
3.00%, 01/01/2045 142 130
3.00%, 05/01/2045 196 178
3.00%, 09/01/2045 21 19
3.00%, 10/01/2045 119 109
3.00%, 11/01/2045 63 57
3.00%, 12/01/2045 172 156
3.00%, 02/01/2046 170 157
3.00%, 09/01/2046 83 75
3.00%, 10/01/2046 426 384
3.00%, 11/01/2046 211 191
3.00%, 11/01/2046 189 170
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2046 $ 275 $ 248
3.00%, 11/01/2046 306 277
3.00%, 12/01/2046 331 299
3.00%, 12/01/2046 587 530
3.00%, 01/01/2047 325 294
3.00%, 02/01/2047 247 221
3.00%, 02/01/2047 65 59
3.00%, 05/01/2047 140 126
3.00%, 10/01/2048 17 15
3.00%, 10/01/2049 3,813 3,393
3.00%, 11/01/2049 901 800
3.00%, 11/01/2049 1,220 1,092
3.00%, 03/01/2050 2,810 2,497
3.00%, 03/01/2050 2,651 2,368
3.00%, 03/01/2052 2,802 2,486
3.00%, 03/01/2052 2,414 2,158
3.00%, 04/01/2052 1,633 1,462
3.00%, 05/01/2052 3,137 2,761
3.50%, 11/01/2025 1 1
3.50%, 01/01/2026 2 2
3.50%, 03/01/2026 4 4
3.50%, 12/01/2026 10 10
3.50%, 02/01/2027 7 7
3.50%, 11/01/2028 27 26
3.50%, 12/01/2028 15 15
3.50%, 03/01/2029 30 30
3.50%, 01/01/2031 2 2
3.50%, 04/01/2031 3 3
3.50%, 02/01/2032 15 15
3.50%, 04/01/2032 16 15
3.50%, 05/01/2032 34 34
3.50%, 06/01/2032 70 68
3.50%, 07/01/2032 24 23
3.50%, 09/01/2032 35 34
3.50%, 12/01/2032 726 717
3.50%, 09/01/2033 25 24
3.50%, 09/01/2033 20 19
3.50%, 10/01/2033 93 92
3.50%, 10/01/2033 42 41
3.50%, 11/01/2033 45 44
3.50%, 01/01/2034 28 28
3.50%, 06/01/2034 49 48
3.50%, 08/01/2034 12 12
3.50%, 11/01/2034 31 30
3.50%, 02/01/2035 456 448
3.50%, 12/01/2035 63 61
3.50%, 07/01/2036 70 68
3.50%, 02/01/2037 49 47
3.50%, 03/01/2037 60 58
3.50%, 05/01/2037 11 10
3.50%, 07/01/2037 23 22
3.50%, 10/01/2037 26 25
3.50%, 01/01/2038 71 68
3.50%, 01/01/2041 258 246
3.50%, 03/01/2041 357 341
3.50%, 10/01/2041 31 29
3.50%, 12/01/2041 116 111
3.50%, 12/01/2041 117 111
3.50%, 01/01/2042 39 37
3.50%, 03/01/2042 106 101
3.50%, 03/01/2042 25 24
3.50%, 03/01/2042 38 36
3.50%, 05/01/2042 188 178
3.50%, 05/01/2042 35 33
3.50%, 07/01/2042 27 25
3.50%, 07/01/2042 44 42
3.50%, 10/01/2042 215 203

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 04/01/2043 $ 81 $ 76
3.50%, 05/01/2043 220 208
3.50%, 05/01/2043 66 63
3.50%, 05/01/2043 186 175
3.50%, 06/01/2043 188 178
3.50%, 07/01/2043 215 203
3.50%, 07/01/2043 78 73
3.50%, 08/01/2043 45 43
3.50%, 08/01/2043 145 137
3.50%, 09/01/2043 53 50
3.50%, 12/01/2043 37 35
3.50%, 01/01/2044 615 580
3.50%, 02/01/2044 49 46
3.50%, 07/01/2044 301 284
3.50%, 10/01/2044 41 39
3.50%, 10/01/2044 120 112
3.50%, 11/01/2044 122 114
3.50%, 12/01/2044 133 125
3.50%, 12/01/2044 93 88
3.50%, 04/01/2045 130 122
3.50%, 07/01/2045 142 133
3.50%, 08/01/2045 142 133
3.50%, 09/01/2045 62 58
3.50%, 09/01/2045 131 123
3.50%, 11/01/2045 109 102
3.50%, 11/01/2045 61 58
3.50%, 12/01/2045 206 194
3.50%, 01/01/2046 177 167
3.50%, 02/01/2046 89 84
3.50%, 03/01/2046 145 136
3.50%, 09/01/2046 124 117
3.50%, 11/01/2046 268 252
3.50%, 12/01/2046 149 140
3.50%, 02/01/2047 251 235
3.50%, 09/01/2047 69 65
3.50%, 11/01/2047 287 267
3.50%, 01/01/2048 280 261
3.50%, 02/01/2048 224 208
3.50%, 03/01/2048 176 164
3.50%, 04/01/2048 113 105
3.50%, 10/01/2048 23 21
3.50%, 04/01/2049 135 126
3.50%, 06/01/2049 364 336
3.50%, 08/01/2049 481 445
3.50%, 11/01/2049 870 805
3.50%, 11/01/2049 2,754 2,570
3.50%, 12/01/2049 1,116 1,050
3.50%, 04/01/2052 2,172 2,001
3.50%, 05/01/2052 3,777 3,495
3.50%, 06/01/2052 1,555 1,433
4.00%, 04/01/2029 1 1
4.00%, 10/01/2030 2 2
4.00%, 12/01/2030 21 21
4.00%, 02/01/2031 7 7
4.00%, 03/01/2031 22 22
4.00%, 07/01/2031 5 5
4.00%, 10/01/2031 22 21
4.00%, 11/01/2031 5 5
4.00%, 12/01/2031 4 4
4.00%, 01/01/2032 6 6
4.00%, 09/01/2033 54 53
4.00%, 01/01/2036 54 53
4.00%, 02/01/2036 39 38
4.00%, 06/01/2036 34 34
4.00%, 01/01/2037 44 43
4.00%, 02/01/2037 95 94
4.00%, 07/01/2038 65 64
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2039 $ 18 $ 18
4.00%, 01/01/2041 107 105
4.00%, 02/01/2041 73 72
4.00%, 02/01/2041 28 27
4.00%, 09/01/2041 40 38
4.00%, 02/01/2043 41 40
4.00%, 12/01/2043 39 38
4.00%, 01/01/2044 124 121
4.00%, 06/01/2044 103 99
4.00%, 07/01/2044 64 62
4.00%, 07/01/2044 73 70
4.00%, 09/01/2044 41 39
4.00%, 10/01/2044 66 63
4.00%, 02/01/2045 95 92
4.00%, 07/01/2045 79 76
4.00%, 10/01/2045 81 78
4.00%, 11/01/2045 130 125
4.00%, 12/01/2045 36 35
4.00%, 02/01/2046 28 27
4.00%, 03/01/2046 41 40
4.00%, 04/01/2047 185 178
4.00%, 08/01/2047 29 28
4.00%, 08/01/2047 107 103
4.00%, 08/01/2047 161 155
4.00%, 09/01/2047 187 180
4.00%, 11/01/2047 361 347
4.00%, 02/01/2048 133 128
4.00%, 03/01/2048 64 62
4.00%, 06/01/2048 107 103
4.00%, 06/01/2048 275 264
4.00%, 07/01/2048 78 75
4.00%, 08/01/2048 30 29
4.00%, 09/01/2048 153 147
4.00%, 01/01/2049 1,493 1,435
4.00%, 03/01/2049 117 112
4.00%, 04/01/2049 151 145
4.00%, 04/01/2049 209 200
4.00%, 08/01/2049 429 411
4.00%, 10/01/2049 259 248
4.00%, 11/01/2049 332 318
4.00%, 04/01/2050 1,420 1,359
4.00%, 06/01/2052 1,826 1,751
4.00%, 08/01/2052 3,212 3,043
4.00%, 09/01/2052 4,102 3,906
4.00%, 10/01/2052 876 833
4.50%, 02/01/2030 2 2
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 14 14
4.50%, 09/01/2030 11 11
4.50%, 01/01/2031 3 3
4.50%, 04/01/2031 1 1
4.50%, 05/01/2031 2 2
4.50%, 07/01/2031 11 11
4.50%, 08/01/2031 6 6
4.50%, 02/01/2035 27 27
4.50%, 08/01/2040 96 96
4.50%, 08/01/2040 25 25
4.50%, 06/01/2041 43 43
4.50%, 09/01/2041 67 67
4.50%, 09/01/2043 33 33
4.50%, 10/01/2043 62 62
4.50%, 01/01/2044 171 168
4.50%, 01/01/2044 118 118
4.50%, 02/01/2044 96 95
4.50%, 03/01/2044 49 49
4.50%, 03/01/2044 49 48
4.50%, 05/01/2044 127 127

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 05/01/2044 $ 36 $ 35
4.50%, 05/01/2044 44 44
4.50%, 06/01/2044 81 81
4.50%, 08/01/2044 63 62
4.50%, 12/01/2044 148 147
4.50%, 04/01/2046 60 58
4.50%, 08/01/2046 43 43
4.50%, 02/01/2047 20 20
4.50%, 02/01/2047 71 71
4.50%, 03/01/2047 60 60
4.50%, 10/01/2047 46 46
4.50%, 11/01/2047 101 99
4.50%, 02/01/2048 73 72
4.50%, 04/01/2048 210 207
4.50%, 05/01/2048 121 119
4.50%, 07/01/2048 1,381 1,359
4.50%, 08/01/2048 41 41
4.50%, 08/01/2048 33 32
4.50%, 10/01/2048 155 153
4.50%, 10/01/2048 232 229
4.50%, 12/01/2048 844 840
4.50%, 03/01/2049 1,581 1,560
4.50%, 04/01/2049 136 134
4.50%, 05/01/2049 1,024 1,008
4.50%, 07/01/2049 200 197
4.50%, 07/01/2049 368 362
4.50%, 09/01/2049 1,611 1,587
4.50%, 09/01/2049 229 225
4.50%, 06/01/2052 382 374
4.50%, 09/01/2052 1,899 1,873
4.50%, 10/01/2052 1,608 1,578
4.50%, 10/01/2052 1,940 1,902
4.50%, 05/01/2053 2,129 2,083
5.00%, 04/01/2029 1 1
5.00%, 09/01/2029 19 19
5.00%, 03/01/2030 3 3
5.00%, 08/01/2030 4 4
5.00%, 07/01/2035 42 43
5.00%, 04/01/2037 78 80
5.00%, 07/01/2039 42 43
5.00%, 07/01/2039 38 39
5.00%, 03/01/2044 43 44
5.00%, 03/01/2044 62 63
5.00%, 05/01/2044 35 36
5.00%, 11/01/2044 70 71
5.00%, 04/01/2048 63 63
5.00%, 09/01/2048 380 382
5.00%, 05/01/2049 29 29
5.00%, 06/01/2049 273 276
5.00%, 07/01/2049 160 162
5.00%, 08/01/2049 153 154
5.00%, 07/01/2052 2,729 2,738
5.00%, 08/01/2052 1,792 1,799
5.00%, 11/01/2052 3,770 3,779
5.00%, 05/01/2053 4,672 4,688
5.00%, 06/01/2053 2,472 2,478
5.00%, 10/01/2053 2,181 2,194
5.50%, 03/01/2027 3 3
5.50%, 06/01/2028 1 1
5.50%, 01/01/2029 1 1
5.50%, 12/01/2029 2 2
5.50%, 11/01/2035 75 78
5.50%, 12/01/2036 32 33
5.50%, 03/01/2037 40 41
5.50%, 08/01/2037 45 47
5.50%, 08/01/2037 32 33
5.50%, 08/01/2037 33 34
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 05/01/2038 $ 60 $ 62
5.50%, 06/01/2038 28 29
5.50%, 03/01/2053 2,869 2,928
5.50%, 07/01/2053 2,089 2,153
5.50%, 08/01/2053 5,147 5,228
5.50%, 11/01/2053 4,747 4,845
5.50%, 03/01/2054 2,518 2,553
5.50%, 04/01/2054 3,482 3,549
5.50%, 08/01/2054 2,431 2,465
5.50%, 10/01/2054 1,862 1,897
5.50%, 02/01/2055 1,450 1,474
5.50%, 04/01/2055 1,959 1,990
6.00%, 05/01/2041 60 64
6.00%, 01/01/2053 1,551 1,615
6.00%, 05/01/2053 1,194 1,234
6.00%, 11/01/2053 3,479 3,586
6.00%, 06/01/2054 2,434 2,511
6.00%, 07/01/2054 2,680 2,770
6.00%, 08/01/2054 1,879 1,944
6.00%, 09/01/2054 2,737 2,829
6.00%, 11/01/2054 2,004 2,068
6.00%, 11/01/2054 2,411 2,487
6.00%, 09/01/2055 2,338 2,411
6.50%, 01/01/2038 27 29
6.50%, 01/01/2054 2,608 2,741
6.50%, 01/01/2054 2,343 2,447
6.50%, 02/01/2054 3,015 3,158
6.50%, 05/01/2054 1,009 1,054
6.50%, 09/01/2054 1,327 1,373
6.50%, 04/01/2055 2,111 2,213
$ 333,609
Government National Mortgage Association (GNMA) - 6 .11%
2.00%, 08/20/2050 3,968 3,286
2.00%, 01/20/2051 6,016 4,976
2.00%, 02/20/2051 5,511 4,563
2.00%, 05/20/2051 4,151 3,432
2.50%, 03/20/2028 10 10
2.50%, 07/20/2028 12 12
2.50%, 03/20/2031 22 21
2.50%, 05/20/2032 30 29
2.50%, 07/20/2043 68 60
2.50%, 06/20/2045 37 33
2.50%, 12/20/2046 79 70
2.50%, 01/20/2047 120 106
2.50%, 06/20/2050 6,359 5,482
2.50%, 05/20/2051 6,874 5,921
2.50%, 09/20/2051 6,973 6,006
3.00%, 07/20/2030 33 33
3.00%, 01/20/2031 23 23
3.00%, 07/20/2032 29 28
3.00%, 01/20/2033 14 13
3.00%, 10/15/2042 28 26
3.00%, 03/20/2043 81 74
3.00%, 04/20/2043 282 259
3.00%, 06/15/2043 104 95
3.00%, 07/15/2043 21 19
3.00%, 08/15/2043 47 43
3.00%, 08/15/2043 51 46
3.00%, 11/15/2044 123 111
3.00%, 02/15/2045 119 107
3.00%, 05/20/2045 93 85
3.00%, 07/15/2045 43 38
3.00%, 08/15/2045 119 107
3.00%, 08/20/2045 236 213
3.00%, 10/20/2045 205 186
3.00%, 11/20/2045 121 110
3.00%, 12/20/2045 169 154

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 01/20/2046 $ 41 $ 38
3.00%, 02/20/2046 56 51
3.00%, 03/20/2046 260 236
3.00%, 05/20/2046 156 141
3.00%, 06/20/2046 235 213
3.00%, 07/20/2046 703 637
3.00%, 08/20/2046 486 440
3.00%, 09/20/2046 281 255
3.00%, 10/20/2046 187 169
3.00%, 12/20/2046 352 319
3.00%, 01/20/2047 233 211
3.00%, 07/20/2047 11 10
3.00%, 10/20/2047 239 216
3.00%, 11/20/2047 113 102
3.00%, 12/20/2047 372 336
3.00%, 01/20/2048 162 147
3.00%, 02/20/2048 170 153
3.00%, 03/20/2048 153 138
3.00%, 11/20/2049 3,703 3,319
3.00%, 09/20/2051 4,351 3,888
3.00%, 12/20/2051 750 671
3.50%, 09/20/2028 16 16
3.50%, 01/15/2043 63 59
3.50%, 03/20/2043 139 127
3.50%, 04/15/2043 40 37
3.50%, 04/20/2043 202 192
3.50%, 08/15/2043 28 26
3.50%, 08/20/2043 263 248
3.50%, 09/20/2043 175 165
3.50%, 07/20/2044 184 173
3.50%, 08/20/2044 195 183
3.50%, 09/20/2044 74 69
3.50%, 10/20/2044 79 74
3.50%, 11/20/2044 84 79
3.50%, 12/20/2044 93 87
3.50%, 02/20/2045 92 86
3.50%, 05/20/2045 119 111
3.50%, 06/20/2045 25 23
3.50%, 07/20/2045 178 166
3.50%, 08/20/2045 84 78
3.50%, 09/20/2045 44 41
3.50%, 10/20/2045 330 307
3.50%, 11/20/2045 275 256
3.50%, 12/20/2045 172 160
3.50%, 01/20/2046 431 401
3.50%, 02/20/2046 23 22
3.50%, 03/20/2046 1,042 968
3.50%, 04/20/2046 170 158
3.50%, 05/20/2046 227 212
3.50%, 06/20/2046 994 925
3.50%, 07/15/2046 26 24
3.50%, 07/20/2046 118 109
3.50%, 08/20/2046 534 497
3.50%, 09/20/2046 219 204
3.50%, 10/20/2046 267 248
3.50%, 11/20/2046 201 187
3.50%, 12/20/2046 225 209
3.50%, 01/20/2047 225 209
3.50%, 02/20/2047 131 122
3.50%, 03/20/2047 176 163
3.50%, 04/20/2047 420 387
3.50%, 05/20/2047 125 117
3.50%, 06/20/2047 191 176
3.50%, 08/20/2047 554 514
3.50%, 09/20/2047 40 37
3.50%, 10/20/2047 135 125
3.50%, 11/20/2047 177 164
3.50%, 12/20/2047 201 187
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 01/20/2048 $ 281 $ 261
3.50%, 02/20/2048 44 41
3.50%, 07/20/2048 86 79
3.50%, 04/20/2052 1,643 1,507
4.00%, 08/15/2040 22 21
4.00%, 12/20/2040 14 14
4.00%, 08/15/2041 22 21
4.00%, 11/15/2041 34 33
4.00%, 03/15/2042 24 23
4.00%, 03/20/2042 56 54
4.00%, 04/20/2042 50 48
4.00%, 05/15/2042 82 78
4.00%, 10/20/2043 26 25
4.00%, 11/20/2043 61 59
4.00%, 02/20/2044 147 142
4.00%, 03/15/2044 46 44
4.00%, 05/20/2044 94 91
4.00%, 06/20/2044 71 68
4.00%, 07/20/2044 289 279
4.00%, 08/20/2044 205 197
4.00%, 09/20/2044 188 180
4.00%, 10/20/2044 243 234
4.00%, 11/20/2044 108 104
4.00%, 12/20/2044 201 193
4.00%, 01/20/2045 168 161
4.00%, 04/20/2045 104 100
4.00%, 05/15/2045 49 46
4.00%, 07/20/2045 39 37
4.00%, 08/20/2045 100 96
4.00%, 09/20/2045 142 137
4.00%, 10/20/2045 76 74
4.00%, 11/20/2045 28 27
4.00%, 12/15/2045 26 25
4.00%, 12/20/2045 71 68
4.00%, 01/20/2046 44 42
4.00%, 02/20/2046 65 62
4.00%, 04/20/2046 104 100
4.00%, 05/20/2046 52 50
4.00%, 07/20/2046 109 105
4.00%, 01/20/2047 210 201
4.00%, 02/20/2047 162 155
4.00%, 03/20/2047 148 142
4.00%, 05/20/2047 198 189
4.00%, 06/20/2047 198 189
4.00%, 07/20/2047 474 454
4.00%, 08/20/2047 24 23
4.00%, 10/20/2047 111 106
4.00%, 11/20/2047 899 861
4.00%, 04/20/2052 2,477 2,349
4.50%, 02/15/2039 57 57
4.50%, 05/15/2039 41 41
4.50%, 11/15/2039 145 147
4.50%, 04/15/2040 99 99
4.50%, 01/20/2041 14 14
4.50%, 02/20/2041 15 14
4.50%, 03/20/2041 11 11
4.50%, 07/15/2041 33 33
4.50%, 05/20/2043 45 45
4.50%, 06/20/2043 52 52
4.50%, 10/20/2043 42 41
4.50%, 11/20/2043 138 137
4.50%, 03/20/2044 198 196
4.50%, 04/20/2044 9 9
4.50%, 05/20/2044 143 142
4.50%, 07/20/2044 74 73
4.50%, 12/20/2044 30 30
4.50%, 02/20/2045 79 78
4.50%, 03/20/2045 34 34

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 04/20/2045 $ 41 $ 41
4.50%, 06/20/2046 40 39
4.50%, 12/20/2046 122 121
4.50%, 02/20/2047 72 72
4.50%, 04/20/2047 45 45
4.50%, 06/15/2047 39 38
4.50%, 08/20/2047 98 97
4.50%, 10/20/2047 46 45
4.50%, 02/20/2048 726 721
4.50%, 05/20/2048 528 522
4.50%, 08/20/2048 133 131
4.50%, 10/20/2048 80 79
4.50%, 11/20/2048 123 121
4.50%, 12/20/2048 35 35
4.50%, 02/20/2049 2,274 2,252
4.50%, 05/20/2052 1,439 1,406
4.50%, 09/20/2052 2,693 2,631
4.50%, 06/20/2053 1,168 1,137
5.00%, 08/20/2041 31 31
5.00%, 04/20/2042 25 26
5.00%, 12/20/2042 69 71
5.00%, 07/20/2043 42 43
5.00%, 02/20/2044 44 45
5.00%, 03/20/2044 27 28
5.00%, 12/20/2045 40 41
5.00%, 03/20/2048 30 31
5.00%, 06/20/2048 566 572
5.00%, 10/20/2048 40 40
5.00%, 01/20/2053 5,331 5,331
5.00%, 04/20/2053 3,442 3,439
5.00%, 09/20/2053 648 646
5.00%, 10/20/2055
(k)
2,800 2,785
5.50%, 01/15/2040 34 35
5.50%, 06/20/2040 16 17
5.50%, 01/20/2041 77 79
5.50%, 10/20/2042 24 25
5.50%, 09/20/2043 30 31
5.50%, 03/20/2053 2,609 2,643
5.50%, 08/20/2053 3,552 3,597
5.50%, 12/20/2053 2,502 2,531
5.50%, 04/20/2054 2,241 2,263
5.50%, 07/20/2054 1,865 1,881
5.50%, 10/20/2055
(k)
1,740 1,753
6.00%, 04/15/2035 4 4
6.00%, 07/20/2053 2,827 2,892
6.00%, 10/20/2053 2,311 2,363
6.00%, 03/20/2054 1,003 1,025
6.50%, 12/20/2052 3,564 3,678
$ 114,922
U.S. Treasury - 45 .17%
0.38%, 09/30/2027 4,520 4,240
0.50%, 04/30/2027 2,100 1,999
0.50%, 05/31/2027 3,290 3,124
0.50%, 06/30/2027 4,645 4,400
0.50%, 08/31/2027 5,260 4,958
0.50%, 10/31/2027 10,120 9,493
0.63%, 03/31/2027 5,975 5,713
0.63%, 11/30/2027 4,645 4,359
0.63%, 12/31/2027 8,210 7,685
0.63%, 05/15/2030 12,025 10,453
0.63%, 08/15/2030 20,910 18,028
0.75%, 01/31/2028 7,610 7,126
0.88%, 11/15/2030 15,755 13,660
1.00%, 07/31/2028 5,825 5,416
1.13%, 10/31/2026 3,635 3,536
1.13%, 02/28/2027 2,670 2,577
1.13%, 02/29/2028 5,895 5,559
1.13%, 08/31/2028 4,875 4,540
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.13%, 02/15/2031 $ 11,515 $ 10,062
1.13%, 05/15/2040 2,620 1,669
1.13%, 08/15/2040 1,655 1,044
1.25%, 11/30/2026 3,775 3,670
1.25%, 12/31/2026 3,175 3,081
1.25%, 03/31/2028 7,125 6,725
1.25%, 04/30/2028 6,000 5,652
1.25%, 05/31/2028 6,120 5,753
1.25%, 06/30/2028 4,550 4,269
1.25%, 09/30/2028 7,740 7,219
1.25%, 08/15/2031 8,315 7,191
1.25%, 05/15/2050 2,600 1,275
1.38%, 10/31/2028 5,855 5,471
1.38%, 12/31/2028 4,880 4,544
1.38%, 11/15/2031 10,870 9,408
1.38%, 11/15/2040 1,610 1,050
1.38%, 08/15/2050 4,335 2,180
1.50%, 01/31/2027 5,200 5,053
1.50%, 11/30/2028 6,695 6,269
1.50%, 02/15/2030 12,800 11,672
1.63%, 10/31/2026 2,045 2,000
1.63%, 11/30/2026 7,960 7,773
1.63%, 08/15/2029 7,300 6,773
1.63%, 05/15/2031 10,330 9,198
1.63%, 11/15/2050 2,730 1,465
1.75%, 12/31/2026 8,315 8,119
1.75%, 01/31/2029 5,065 4,765
1.75%, 11/15/2029 4,890 4,536
1.75%, 08/15/2041 4,110 2,789
1.88%, 02/28/2027 9,400 9,168
1.88%, 02/28/2029 3,895 3,674
1.88%, 02/15/2032 8,670 7,692
1.88%, 02/15/2041 1,245 875
1.88%, 02/15/2051 4,720 2,696
1.88%, 11/15/2051 4,600 2,602
2.00%, 11/15/2026 6,705 6,579
2.00%, 11/15/2041 4,010 2,816
2.00%, 02/15/2050 2,785 1,665
2.00%, 08/15/2051 5,315 3,114
2.25%, 02/15/2027 8,160 8,004
2.25%, 11/15/2027 8,485 8,249
2.25%, 05/15/2041 3,110 2,304
2.25%, 08/15/2046 3,195 2,132
2.25%, 08/15/2049 3,095 1,975
2.25%, 02/15/2052 4,015 2,490
2.38%, 05/15/2027 6,155 6,031
2.38%, 03/31/2029 3,685 3,531
2.38%, 05/15/2029 4,695 4,490
2.38%, 02/15/2042 1,865 1,382
2.38%, 11/15/2049 3,205 2,097
2.38%, 05/15/2051 4,540 2,921
2.50%, 03/31/2027 4,305 4,232
2.50%, 02/15/2045 1,550 1,110
2.50%, 02/15/2046 2,925 2,065
2.50%, 05/15/2046 2,520 1,772
2.63%, 05/31/2027 3,330 3,275
2.63%, 02/15/2029 8,305 8,036
2.63%, 07/31/2029 2,325 2,238
2.75%, 04/30/2027 3,660 3,610
2.75%, 07/31/2027 6,175 6,079
2.75%, 02/15/2028 5,775 5,661
2.75%, 05/31/2029 7,280 7,051
2.75%, 08/15/2032 10,275 9,552
2.75%, 08/15/2042 1,591 1,238
2.75%, 11/15/2042 2,165 1,677
2.75%, 08/15/2047 3,060 2,218
2.75%, 11/15/2047 2,335 1,688
2.88%, 05/15/2028 4,500 4,416

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.88%, 08/15/2028 $ 6,030 $ 5,907
2.88%, 04/30/2029 7,835 7,627
2.88%, 05/15/2032 10,930 10,276
2.88%, 05/15/2043 2,333 1,828
2.88%, 08/15/2045 2,145 1,630
2.88%, 11/15/2046 1,465 1,097
2.88%, 05/15/2049 3,415 2,491
2.88%, 05/15/2052 4,000 2,854
3.00%, 05/15/2042 1,200 974
3.00%, 11/15/2044 1,475 1,154
3.00%, 05/15/2045 1,845 1,436
3.00%, 11/15/2045 1,320 1,022
3.00%, 02/15/2047 3,115 2,379
3.00%, 05/15/2047 2,050 1,561
3.00%, 02/15/2048 2,445 1,846
3.00%, 08/15/2048 3,250 2,444
3.00%, 02/15/2049 3,200 2,396
3.00%, 08/15/2052 3,500 2,560
3.13%, 08/31/2027 6,040 5,984
3.13%, 11/15/2028 6,045 5,953
3.13%, 08/31/2029 3,885 3,805
3.13%, 11/15/2041 1,700 1,416
3.13%, 02/15/2042 805 668
3.13%, 02/15/2043 1,865 1,522
3.13%, 08/15/2044 3,045 2,438
3.13%, 05/15/2048 100 77
3.25%, 06/30/2029 2,055 2,024
3.25%, 05/15/2042 3,650 3,066
3.38%, 05/15/2033 7,870 7,560
3.38%, 08/15/2042 2,565 2,185
3.38%, 05/15/2044 2,350 1,961
3.38%, 11/15/2048 3,275 2,631
3.50%, 01/31/2028 100 100
3.50%, 04/30/2028 4,915 4,901
3.50%, 09/30/2029 9,405 9,338
3.50%, 01/31/2030 2,375 2,355
3.50%, 02/15/2033 6,095 5,917
3.50%, 02/15/2039 1,030 942
3.63%, 05/31/2028 4,475 4,476
3.63%, 03/31/2030 6,035 6,010
3.63%, 08/15/2043 1,880 1,640
3.63%, 02/15/2044 1,755 1,523
3.63%, 02/15/2053 4,170 3,448
3.63%, 05/15/2053 3,440 2,841
3.75%, 06/30/2027 7,935 7,949
3.75%, 04/15/2028 8,510 8,536
3.75%, 06/30/2030 3,040 3,041
3.75%, 12/31/2030 3,960 3,956
3.75%, 08/15/2041 940 854
3.75%, 11/15/2043 1,935 1,713
3.88%, 03/31/2027 4,285 4,298
3.88%, 09/30/2029 470 473
3.88%, 11/30/2029 4,885 4,916
3.88%, 08/15/2033 8,305 8,236
3.88%, 08/15/2034 5,660 5,573
3.88%, 08/15/2040 1,569 1,463
3.88%, 02/15/2043 3,170 2,877
3.88%, 05/15/2043 3,270 2,962
4.00%, 01/15/2027 2,715 2,725
4.00%, 06/30/2028 7,340 7,412
4.00%, 10/31/2029 7,165 7,246
4.00%, 02/28/2030 8,115 8,209
4.00%, 05/31/2030 5,365 5,428
4.00%, 06/30/2032 5,885 5,915
4.00%, 02/15/2034 8,510 8,488
4.00%, 11/15/2042 2,365 2,187
4.00%, 11/15/2052 4,585 4,058
4.13%, 01/31/2027 12,180 12,246
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.13%, 09/30/2027 $ 460 $ 464
4.13%, 10/31/2027 4,930 4,980
4.13%, 11/15/2027 4,570 4,617
4.13%, 02/29/2032 6,160 6,243
4.13%, 11/15/2032 8,220 8,316
4.13%, 08/15/2053 3,395 3,069
4.25%, 11/30/2026 2,950 2,967
4.25%, 12/31/2026 6,405 6,446
4.25%, 03/15/2027 5,405 5,449
4.25%, 06/30/2029 7,725 7,879
4.25%, 01/31/2030 5,095 5,203
4.25%, 02/28/2031 4,605 4,709
4.25%, 11/15/2034 7,140 7,221
4.25%, 05/15/2035 6,200 6,257
4.25%, 08/15/2035 2,995 3,019
4.25%, 05/15/2039 715 704
4.25%, 11/15/2040 1,245 1,210
4.25%, 02/15/2054 2,605 2,405
4.25%, 08/15/2054 3,490 3,222
4.38%, 05/15/2034 7,800 7,980
4.38%, 02/15/2038 890 898
4.38%, 11/15/2039 2,845 2,822
4.38%, 05/15/2040 1,489 1,473
4.38%, 05/15/2041 1,655 1,626
4.38%, 08/15/2043 3,250 3,137
4.50%, 04/15/2027 3,465 3,508
4.50%, 11/15/2033 8,965 9,269
4.50%, 02/15/2036 700 723
4.50%, 05/15/2038 710 725
4.50%, 08/15/2039 1,465 1,476
4.50%, 02/15/2044 1,310 1,281
4.50%, 11/15/2054 4,415 4,251
4.63%, 02/15/2035 7,505 7,799
4.63%, 02/15/2040 1,120 1,140
4.63%, 05/15/2054 9,955 9,781
4.63%, 02/15/2055 4,290 4,217
4.75%, 02/15/2037 1,635 1,717
4.75%, 02/15/2041 1,375 1,410
4.75%, 02/15/2045 1,540 1,550
4.75%, 11/15/2053 4,065 4,072
4.75%, 05/15/2055 1,845 1,851
5.00%, 05/15/2037 1,130 1,211
5.25%, 02/15/2029 3,000 3,157
5.38%, 02/15/2031 3,616 3,893
6.13%, 11/15/2027 2,225 2,338
6.13%, 08/15/2029 900 979
6.25%, 05/15/2030 1,500 1,659
6.38%, 08/15/2027 1,830 1,922
$ 849,215
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,318,019
Total Investments $ 1,884,895
Other Assets and Liabilities -  (0.27)% (5,061)
TOTAL NET ASSETS - 100.00% $ 1,879,834
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,634 or 0.25% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,812 or
0.26% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Bond Market Index Account
September 30, 2025 (unaudited)

(f) Non-income producing security
(g) Security purchased on a when-issued basis.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,769 or 0.20% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 46,078 $ 467,360 $ 493,329 $ 20,109
$ 46,078 $ 467,360 $ 493,329 $ 20,109
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 956 $ — $ — $ —
$ 956 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 8.81% Shares Held Value (000's)
Exchange-Traded Funds - 5.32%
iShares Broad USD High Yield Corporate Bond
ETF
221,000 $ 8,349
Vanguard Short-Term Corporate Bond ETF 37,000 2,958
$ 11,307
Money Market Funds - 3.49%
BlackRock Liquidity FedFund - Institutional Class
4.02%
(a),(b)
205,684 206
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b),(c)
7,217,156 7,217
$ 7,423
TOTAL INVESTMENT COMPANIES $ 18,730
BONDS - 55.41%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.98%
Boeing Co/The
5.15%, 05/01/2030 $ 50 $ 51
5.81%, 05/01/2050 675 674
7.01%, 05/01/2064 135 156
Bombardier Inc
7.50%, 02/01/2029
(d)
50 52
Northrop Grumman Corp
4.95%, 03/15/2053 150 138
5.25%, 07/15/2035
(e)
165 171
RTX Corp
3.03%, 03/15/2052 215 142
6.10%, 03/15/2034 235 257
6.40%, 03/15/2054 105 118
TransDigm Inc
6.38%, 03/01/2029
(d)
100 102
6.75%, 01/31/2034
(d)
223 231
$ 2,092
Agriculture - 0.91%
BAT Capital Corp
4.54%, 08/15/2047 120 101
4.63%, 03/22/2033 110 109
4.76%, 09/06/2049 45 38
5.35%, 08/15/2032 200 207
5.83%, 02/20/2031 110 116
7.08%, 08/02/2053 240 275
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(d)
200 210
Philip Morris International Inc
4.38%, 04/30/2030 200 201
4.63%, 11/01/2029 192 195
4.88%, 04/30/2035
(e)
225 225
Reynolds American Inc
5.70%, 08/15/2035 240 250
$ 1,927
Airlines - 1.19%
American Airlines Inc
8.50%, 05/15/2029
(d),(e)
93 97
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(d)
110 111
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
445 445
5.31%, 10/20/2031
(d)
145 144
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
21 21
4.75%, 10/20/2028
(d)
1,000 1,006
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(d),(e)
200 200
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 497 507
$ 2,531
Apparel - 0.07%
Gildan Activewear Inc
4.70%, 10/07/2030
(d),(f)
160 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 5.31%
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 $ 324 $ 327
AmeriCredit Automobile Receivables Trust 2024-1
4.99%, 02/18/2028 137 137
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 45 45
AutoNation Finance Trust 2025-1
5.63%, 09/10/2032
(d)
200 204
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 114 114
BofA Auto Trust 2025-1
4.94%, 11/22/2027
(d)
180 180
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 194 195
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(d)
32 32
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(d)
138 139
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(d)
555 557
Drive Auto Receivables Trust 2024-2
4.94%, 12/15/2027 180 180
Drive Auto Receivables Trust 2025-2
4.29%, 10/16/2028 750 750
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(d)
200 201
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027 375 376
4.86%, 01/20/2027 365 365
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Automobile Leasing Trust 2025-2
4.89%, 07/20/2027 675 676
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.50%
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 195 196
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 143 144
Mercedes-Benz Auto Lease Trust 2025-A
4.61%, 04/16/2029 600 608
4.89%, 04/17/2028 575 576
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Nissan Auto Receivables 2025-A Owner Trust
4.82%, 02/15/2028 675 676
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
Porsche Innovative Lease Owner Trust 2024-1
4.84%, 01/20/2027
(d)
299 299
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 423 424
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 177 178
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 35 35
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 152 152
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 383 384
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 1,130 1,133
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(d)
49 49

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(d)
$ 625 $ 627
USB Auto Owner Trust 2025-1
5.40%, 12/15/2032
(d)
200 203
Volkswagen Auto Lease Trust 2025-B
3.97%, 04/20/2028 515 515
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(d)
615 617
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 11,294
Automobile Manufacturers - 0.81%
Ford Motor Credit Co LLC
5.80%, 03/08/2029 875 888
6.13%, 03/08/2034 200 201
Hyundai Capital America
4.50%, 09/18/2030
(d)
240 239
5.25%, 01/08/2027
(d)
170 172
5.30%, 06/24/2029
(d)
125 128
6.50%, 01/16/2029
(d)
80 85
$ 1,713
Automobile Parts & Equipment - 0.07%
Dana Inc
5.38%, 11/15/2027 110 110
Phinia Inc
6.75%, 04/15/2029
(d)
35 36
$ 146
Banks - 7.68%
AIB Group PLC
5.32%, 05/15/2031
(d),(g)
200 206
Secured Overnight Financing Rate + 1.65%
5.87%, 03/28/2035
(d),(g)
400 421
Secured Overnight Financing Rate + 1.91%
Bank of America Corp
2.68%, 06/19/2041
(g)
680 501
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(g)
105 96
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(g)
50 47
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Barclays PLC
5.34%, 09/10/2035
(g)
215 218
Secured Overnight Financing Rate + 1.91%
CaixaBank SA
5.58%, 07/03/2036
(d),(g)
200 205
Secured Overnight Financing Rate + 1.79%
Citigroup Inc
3.79%, 03/17/2033
(g)
485 461
Secured Overnight Financing Rate + 1.94%
5.17%, 09/11/2036
(g)
120 121
Secured Overnight Financing Rate + 1.49%
Cooperatieve Rabobank UA
4.99%, 05/27/2031
(d),(g)
250 255
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Danske Bank A/S
4.61%, 10/02/2030
(d),(g)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.02%, 03/04/2031
(d),(g)
210 214
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
Deutsche Bank AG/New York NY
5.71%, 02/08/2028
(g)
165 168
Secured Overnight Financing Rate + 1.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
5.02%, 10/23/2035
(g)
$ 395 $ 398
Secured Overnight Financing Rate + 1.42%
5.22%, 04/23/2031
(g)
560 579
Secured Overnight Financing Rate + 1.58%
5.54%, 01/28/2036
(e),(g)
150 157
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(g)
155 157
Secured Overnight Financing Rate + 1.58%
5.73%, 01/28/2056
(g)
170 176
Secured Overnight Financing Rate + 1.70%
HSBC Holdings PLC
5.24%, 05/13/2031
(g)
310 319
Secured Overnight Financing Rate + 1.57%
5.74%, 09/10/2036
(g)
200 204
Secured Overnight Financing Rate + 1.96%
5.79%, 05/13/2036
(g)
400 422
Secured Overnight Financing Rate + 1.88%
Huntington Bancshares Inc/OH
5.71%, 02/02/2035
(g)
675 703
Secured Overnight Financing Rate + 1.87%
JPMorgan Chase & Co
4.91%, 07/25/2033
(g)
705 719
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(g)
180 181
Secured Overnight Financing Rate + 1.34%
5.34%, 01/23/2035
(g)
95 99
Secured Overnight Financing Rate + 1.62%
5.58%, 07/23/2036
(g)
190 197
Secured Overnight Financing Rate + 1.64%
6.50%, 04/01/2030
(g),(h)
145 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
KeyBank NA/Cleveland OH
5.00%, 01/26/2033 250 252
KeyCorp
5.12%, 04/04/2031
(e),(g)
390 400
Secured Overnight Financing Rate + 1.23%
Morgan Stanley
0.99%, 12/10/2026
(g)
1,046 1,039
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(g)
225 195
Secured Overnight Financing Rate + 1.36%
5.19%, 04/17/2031
(g)
480 496
Secured Overnight Financing Rate + 1.51%
5.32%, 07/19/2035
(g)
1,125 1,161
Secured Overnight Financing Rate + 1.56%
5.52%, 11/19/2055
(g)
120 121
Secured Overnight Financing Rate + 1.71%
5.66%, 04/17/2036
(g)
115 121
Secured Overnight Financing Rate + 1.76%
Morgan Stanley Private Bank NA
4.73%, 07/18/2031
(g)
250 254
Secured Overnight Financing Rate + 1.08%
NatWest Group PLC
5.12%, 05/23/2031
(g)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(g)
160 163
Secured Overnight Financing Rate + 1.33%
5.37%, 07/21/2036
(g)
135 139
Secured Overnight Financing Rate + 1.42%
5.40%, 07/23/2035
(g)
130 135
Secured Overnight Financing Rate + 1.60%
5.58%, 01/29/2036
(g)
230 240
Secured Overnight Financing Rate + 1.39%

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
5.68%, 01/22/2035
(g)
$ 635 $ 670
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(g)
205 232
Secured Overnight Financing Rate + 2.28%
Royal Bank of Canada
6.50%, 11/24/2085
(g)
415 411
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
Scotiabank Peru SAA
6.10%, 10/01/2035
(d),(g)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.31%
Truist Financial Corp
5.44%, 01/24/2030
(g)
80 83
Secured Overnight Financing Rate + 1.62%
7.16%, 10/30/2029
(g)
100 108
Secured Overnight Financing Rate + 2.45%
UBS Group AG
5.43%, 02/08/2030
(d),(g)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
7.00%, 02/10/2030
(d),(g),(h),(i)
227 233
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
US Bancorp
5.08%, 05/15/2031
(g)
280 288
Secured Overnight Financing Rate + 1.30%
5.10%, 07/23/2030
(g)
145 149
Secured Overnight Financing Rate + 1.25%
5.42%, 02/12/2036
(g)
155 160
Secured Overnight Financing Rate + 1.41%
5.68%, 01/23/2035
(g)
550 579
Secured Overnight Financing Rate + 1.86%
Westpac Banking Corp
4.11%, 07/24/2034
(g)
525 514
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 16,338
Biotechnology - 0.24%
Amgen Inc
5.60%, 03/02/2043 300 304
CSL Finance PLC
4.75%, 04/27/2052
(d)
240 212
$ 516
Building Materials - 0.41%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(d)
248 258
Cemex SAB de CV
7.20%, 06/10/2030
(d),(g),(h)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
409 409
$ 876
Chemicals - 0.67%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
260 217
6.50%, 05/15/2026
(d)
150 146
Ecolab Inc
2.70%, 12/15/2051
(e)
400 252
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(d)
210 200
3.47%, 12/01/2050
(d)
50 35
OCP SA
6.75%, 05/02/2034
(d)
200 217
Olympus Water US Holding Corp
4.25%, 10/01/2028
(d)
275 264
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Vibrantz Technologies Inc
9.00%, 02/15/2030
(d)
$ 158 $ 89
$ 1,420
Commercial Mortgage Backed Securities - 5.40%
ALA Trust 2025-OANA
5.89%, 06/15/2040
(d)
300 302
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
BBCMS Mortgage Trust 2024-5C29
5.21%, 09/15/2057 2,000 2,053
BBCMS Mortgage Trust 2025-5C33
6.17%, 03/15/2058
(j)
500 524
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 217
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 134
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(d),(j)
250 249
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(d),(j)
1,000 1,018
BSTN Commercial Mortgage Trust 2025-1C
5.55%, 06/15/2044
(d),(j)
1,000 1,026
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(d)
500 516
BX Trust 2025-VLT6
5.59%, 03/15/2042
(d)
1,000 1,000
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
COMM 2025-167G Mortgage Trust
5.50%, 08/10/2040
(d)
350 351
DROP Mortgage Trust 2021-FILE
5.41%, 10/15/2043
(d)
500 486
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
ELM Trust 2024-ELM
5.99%, 06/10/2039
(d),(j)
850 859
GS Mortgage Securities Trust 2011-GC5
0.11%, 08/10/2044
(d),(j),(k)
516 —
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 151 149
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 309
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.71%, 11/15/2047
(j)
500 441
LBA Trust 2024-7IND
5.59%, 10/15/2041
(d)
232 232
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
ORL Trust 2024-GLKS
5.64%, 12/15/2039
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
SMRT 2022-MINI
5.15%, 01/15/2039
(d)
350 350
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
5.00%, 11/15/2038
(d)
419 419
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
Wells Fargo Commercial Mortgage Trust
2016-NXS5
3.37%, 01/15/2059 355 354
$ 11,489
Commercial Services - 0.62%
ADT Security Corp/The
5.88%, 10/15/2033
(d),(f)
20 20

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Block Inc
6.00%, 08/15/2033
(d)
$ 151 $ 155
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 114
EquipmentShare.com Inc
8.00%, 03/15/2033
(d)
140 150
8.63%, 05/15/2032
(d)
40 43
9.00%, 05/15/2028
(d)
137 145
Garda World Security Corp
6.00%, 06/01/2029
(d)
145 144
8.38%, 11/15/2032
(d)
145 150
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(d)
32 32
Veritiv Operating Co
10.50%, 11/30/2030
(d)
120 129
Williams Scotsman Inc
4.63%, 08/15/2028
(d)
65 64
ZipRecruiter Inc
5.00%, 01/15/2030
(d)
215 173
$ 1,319
Computers - 0.81%
Hewlett Packard Enterprise Co
4.40%, 10/15/2030 300 298
4.55%, 10/15/2029 295 296
5.00%, 10/15/2034 490 486
5.60%, 10/15/2054 215 206
International Business Machines Corp
5.70%, 02/10/2055 140 142
McAfee Corp
7.38%, 02/15/2030
(d)
155 144
NCR Atleos Corp
9.50%, 04/01/2029
(d)
135 146
$ 1,718
Consumer Products - 0.02%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(d)
45 35
Credit Card Asset Backed Securities - 2.58%
American Express Credit Account Master Trust
4.87%, 05/15/2028 100 101
5.23%, 09/15/2028 1,000 1,013
5.24%, 04/15/2031 955 997
BA Credit Card Trust
5.00%, 04/15/2028 550 550
Citibank Credit Card Issuance Trust
3.96%, 10/13/2030 500 500
5.23%, 12/08/2027 375 376
Discover Card Execution Note Trust
4.31%, 03/15/2028 1,025 1,026
5.03%, 10/15/2027 630 630
WF Card Issuance Trust
4.34%, 05/15/2030 300 303
$ 5,496
Diversified Financial Services - 2.63%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 470 453
6.95%, 03/10/2055
(g)
345 361
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Air Lease Corp
1.88%, 08/15/2026 350 343
Aircastle Ltd
5.95%, 02/15/2029
(d)
60 63
Aircastle Ltd / Aircastle Ireland DAC
5.00%, 09/15/2030
(d)
380 383
5.75%, 10/01/2031
(d)
355 370
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
5.85%, 05/19/2034
(g)
$ 210 $ 225
Secured Overnight Financing Rate + 2.50%
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(d)
500 513
6.20%, 06/18/2035
(d)
250 263
Credit Acceptance Corp
6.63%, 03/15/2030
(d)
195 195
9.25%, 12/15/2028
(d)
70 73
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(d)
25 26
9.13%, 05/15/2031
(d)
155 165
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(d)
294 304
ILFC E-Capital Trust II
6.06%, 12/21/2065
(d),(e)
100 85
CME Term Secured Overnight Financing
Rate 3 Month + 0.00%
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(d)
444 450
6.75%, 05/01/2033
(d)
491 510
OneMain Finance Corp
3.50%, 01/15/2027 135 132
4.00%, 09/15/2030 25 23
6.63%, 01/15/2028 7 7
7.13%, 11/15/2031 144 149
7.50%, 05/15/2031 35 37
Rfna LP
7.88%, 02/15/2030
(d)
60 61
Rocket Cos Inc
6.13%, 08/01/2030
(d)
95 97
SLM Corp
3.13%, 11/02/2026 190 186
TrueNoord Capital DAC
8.75%, 03/01/2030
(d)
105 112
$ 5,586
Electric - 3.50%
AEP Transmission Co LLC
5.38%, 06/15/2035 80 83
Alliant Energy Finance LLC
5.40%, 06/06/2027
(d)
535 542
5.95%, 03/30/2029
(d)
95 99
Atlantica Sustainable Infrastructure Ltd
4.13%, 06/15/2028
(d)
255 249
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 220 189
Black Hills Corp
4.55%, 01/31/2031
(f)
145 145
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(d)
235 241
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
30 27
3.75%, 01/15/2032
(d)
219 197
4.75%, 03/15/2028
(d)
115 114
CMS Energy Corp
6.50%, 06/01/2055
(g)
425 440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%
Commonwealth Edison Co
4.00%, 03/01/2049 180 144
Consolidated Edison Co of New York Inc
5.90%, 11/15/2053 75 78
Consumers Energy Co
5.05%, 05/15/2035 145 147
DTE Energy Co
5.20%, 04/01/2030 135 139

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Carolinas LLC
3.75%, 06/01/2045 $ 150 $ 119
Duke Energy Florida LLC
6.20%, 11/15/2053 85 93
Exelon Corp
5.60%, 03/15/2053 100 98
Indianapolis Power & Light Co
5.70%, 04/01/2054
(d)
145 146
Interstate Power and Light Co
5.60%, 06/29/2035 490 509
Lightning Power LLC
7.25%, 08/15/2032
(d)
217 230
Louisville Gas and Electric Co
5.85%, 08/15/2055 75 77
MidAmerican Energy Co
3.15%, 04/15/2050 250 172
NextEra Energy Capital Holdings Inc
5.45%, 03/15/2035 175 181
6.38%, 08/15/2055
(g)
250 260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.70%, 09/01/2054
(g)
335 347
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
5.41%, 10/15/2035
(d),(f)
100 100
5.75%, 01/15/2034
(d),(f)
105 105
6.00%, 01/15/2036
(d),(f)
105 105
Pacific Gas and Electric Co
3.25%, 06/01/2031 115 106
5.55%, 05/15/2029 135 139
Public Service Co of Colorado
5.25%, 04/01/2053 90 85
Puget Sound Energy Inc
5.60%, 09/15/2055 95 94
Saavi Energia Sarl
8.88%, 02/10/2035
(d)
200 215
Southern Co/The
5.70%, 03/15/2034 265 280
Southern Power Co
4.90%, 10/01/2035 205 202
Trans-Allegheny Interstate Line Co
5.00%, 01/15/2031
(d)
365 374
Vistra Corp
7.00%, 12/15/2026
(d),(g),(h)
161 163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(d)
65 64
Xcel Energy Inc
5.45%, 08/15/2033 325 336
$ 7,434
Electrical Components & Equipment - 0.02%
WESCO Distribution Inc
7.25%, 06/15/2028
(d)
43 44
Engineering & Construction - 0.10%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(d)
200 206
Entertainment - 0.41%
Caesars Entertainment Inc
4.63%, 10/15/2029
(d),(e)
215 205
6.50%, 02/15/2032
(d)
185 189
Cinemark USA Inc
5.25%, 07/15/2028
(d),(e)
130 129
7.00%, 08/01/2032
(d)
95 99
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Warnermedia Holdings Inc
3.76%, 03/15/2027 $ 146 $ 144
5.05%, 03/15/2042 80 64
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(d)
30 32
$ 862
Environmental Control - 0.09%
Madison IAQ LLC
4.13%, 06/30/2028
(d)
90 88
Waste Connections Inc
5.25%, 09/01/2035 95 98
$ 186
Food - 1.22%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
4.63%, 01/15/2027
(d)
85 84
B&G Foods Inc
5.25%, 09/15/2027
(e)
20 19
8.00%, 09/15/2028
(d)
217 210
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(d),(j),(l)
157 166
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(d)
145 151
Fiesta Purchaser Inc
7.88%, 03/01/2031
(d)
140 148
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
6.25%, 03/01/2056
(d)
85 87
6.38%, 04/15/2066
(d)
160 165
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 526 414
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(d)
125 130
Mars Inc
5.20%, 03/01/2035
(d)
540 552
5.70%, 05/01/2055
(d)
398 403
Post Holdings Inc
5.50%, 12/15/2029
(d)
70 70
$ 2,599
Forest Products & Paper - 0.03%
Mercer International Inc
5.13%, 02/01/2029 40 29
12.88%, 10/01/2028
(d)
45 41
$ 70
Gas - 0.39%
Boston Gas Co
5.84%, 01/10/2035
(d)
100 106
NiSource Inc
6.95%, 11/30/2054
(g)
310 323
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
5.05%, 09/01/2034 125 127
6.00%, 06/15/2055 265 277
$ 833
Healthcare - Services - 0.57%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(d)
145 142
7.38%, 03/15/2033
(d),(e)
80 83
Centene Corp
2.63%, 08/01/2031 125 108
4.25%, 12/15/2027 45 44
Global Medical Response Inc
7.38%, 10/01/2032
(d)
75 77

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
5.45%, 04/01/2031 $ 90 $ 94
LifePoint Health Inc
8.38%, 02/15/2032
(d)
217 231
Tenet Healthcare Corp
6.13%, 06/15/2030 103 104
UnitedHealth Group Inc
4.75%, 05/15/2052
(e)
235 207
5.75%, 07/15/2064 115 115
$ 1,205
Home Builders - 0.08%
Adams Homes Inc
9.25%, 10/15/2028
(d)
105 109
K Hovnanian Enterprises Inc
8.38%, 10/01/2033
(d)
65 67
$ 176
Home Equity Asset Backed Securities - 0.02%
Saxon Asset Securities Trust 2004-1
4.58%, 03/25/2035 93 52
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
Insurance - 0.80%
American International Group Inc
5.45%, 05/07/2035 185 193
Aon North America Inc
5.75%, 03/01/2054 270 272
Arch Capital Finance LLC
4.01%, 12/15/2026 125 125
Arthur J Gallagher & Co
2.40%, 11/09/2031 225 200
5.15%, 02/15/2035 45 45
5.55%, 02/15/2055 45 44
Brown & Brown Inc
4.70%, 06/23/2028 95 96
5.55%, 06/23/2035 95 98
Corebridge Financial Inc
5.75%, 01/15/2034 90 95
Equitable America Global Funding
4.95%, 06/09/2030
(d)
90 92
Markel Group Inc
6.00%, 05/16/2054 75 76
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 60 66
MetLife Inc
5.00%, 07/15/2052 50 47
5.30%, 12/15/2034 55 57
Northwestern Mutual Life Insurance Co/The
6.17%, 05/29/2055
(d)
120 129
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(d)
85 70
$ 1,705
Internet - 0.38%
Cogent Communications Group LLC / Cogent
Finance Inc
7.00%, 06/15/2027
(d)
15 15
Meituan
4.63%, 10/02/2029
(d),(e)
300 301
Meta Platforms Inc
4.45%, 08/15/2052 375 322
5.40%, 08/15/2054 165 163
$ 801
Investment Companies - 0.15%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(d)
7 7
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 150 $ 129
5.25%, 05/15/2027 85 84
10.00%, 11/15/2029
(d)
102 102
$ 322
Leisure Products & Services - 0.04%
NCL Finance Ltd
6.13%, 03/15/2028
(d)
80 82
Lodging - 0.09%
Wynn Macau Ltd
5.63%, 08/26/2028
(d)
200 200
Machinery - Diversified - 0.07%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
140 148
Media - 1.24%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
163 154
5.38%, 06/01/2029
(d)
70 69
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 525 355
5.85%, 12/01/2035 285 288
6.10%, 06/01/2029 275 289
6.55%, 06/01/2034 295 314
6.70%, 12/01/2055 155 157
Comcast Corp
2.94%, 11/01/2056 400 237
Directv Financing LLC
8.88%, 02/01/2030
(d)
110 109
8.88%, 02/01/2030
(d)
84 83
Directv Financing LLC / Directv Financing Co-
Obligor Inc
10.00%, 02/15/2031
(d)
5 5
Discovery Communications LLC
4.13%, 05/15/2029 64 62
DISH DBS Corp
5.25%, 12/01/2026
(d)
16 16
DISH Network Corp
11.75%, 11/15/2027
(d)
126 133
iHeartCommunications Inc
4.75%, 01/15/2028
(d)
39 34
Paramount Global
4.20%, 05/19/2032 115 107
Sinclair Television Group Inc
8.13%, 02/15/2033
(d)
225 231
$ 2,643
Metal Fabrication & Hardware - 0.05%
TMS International Corp/DE
6.25%, 04/15/2029
(d)
115 112
Mining - 0.41%
First Quantum Minerals Ltd
8.00%, 03/01/2033
(d)
200 211
Glencore Funding LLC
5.19%, 04/01/2030
(d)
210 216
5.37%, 04/04/2029
(d)
175 180
New Gold Inc
6.88%, 04/01/2032
(d)
40 42
Taseko Mines Ltd
8.25%, 05/01/2030
(d)
210 223
$ 872

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 2.87%
Fannie Mae REMICS
1.53%, 12/25/2049
(k)
$ 1,980 $ 237
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.58%, 08/25/2049
(k)
1,877 215
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.63%, 02/25/2043
(k)
99 11
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.63%, 08/25/2043
(k)
555 60
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.68%, 12/25/2042
(k)
1,257 137
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.68%, 01/25/2048
(k)
483 61
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.73%, 03/25/2048
(k)
631 81
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.73%, 06/25/2048
(k)
674 82
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(k)
12 —
3.00%, 09/25/2050
(k)
751 120
3.50%, 11/25/2027
(k)
9 —
Freddie Mac REMICS
1.56%, 10/15/2046
(k)
843 106
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.68%, 06/25/2050
(k)
689 87
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(k)
8 —
3.00%, 10/15/2027
(k)
8 —
4.94%, 05/15/2049 695 678
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
1.79%, 12/16/2043
(k)
718 75
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.85%, 06/20/2046
(k)
247 32
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.85%, 11/20/2046
(k)
639 83
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.86%, 09/20/2050
(k)
625 97
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.89%, 12/20/2043
(k)
122 14
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
1.95%, 10/20/2045
(k)
287 36
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.95%, 08/20/2047
(k)
694 102
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.95%, 11/20/2047
(k)
207 29
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.00%, 06/20/2045
(k)
564 75
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
2.05%, 08/20/2050
(k)
$ 763 $ 112
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.05%, 11/20/2050
(k)
539 82
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.05%, 08/20/2051
(k)
524 76
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.42%, 04/20/2041
(k)
437 61
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.50%, 12/20/2050
(k)
925 148
3.00%, 07/20/2050
(k)
199 32
3.00%, 11/20/2050
(k)
460 78
3.00%, 11/20/2050
(k)
701 119
3.00%, 11/20/2050
(k)
892 174
3.50%, 10/20/2049
(k)
317 65
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(d),(j)
387 388
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(d),(j)
235 235
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(d),(j)
476 481
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(d),(j)
425 427
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(j)
590 592
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(d),(j)
604 606
$ 6,094
Oil & Gas - 1.06%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(d)
280 292
Chord Energy Corp
6.00%, 10/01/2030
(d)
130 129
ConocoPhillips Co
5.50%, 01/15/2055 180 176
Diamondback Energy Inc
5.75%, 04/18/2054 265 255
Ecopetrol SA
8.88%, 01/13/2033 170 184
EQT Corp
7.50%, 06/01/2027 100 102
Matador Resources Co
6.25%, 04/15/2033
(d)
299 301
Occidental Petroleum Corp
5.20%, 08/01/2029 120 122
Permian Resources Operating LLC
8.00%, 04/15/2027
(d)
75 76
Petroleos Mexicanos
7.69%, 01/23/2050 240 218
Saudi Arabian Oil Co
4.75%, 06/02/2030
(d)
200 203
Sunoco LP
5.88%, 03/15/2034
(d)
199 197
$ 2,255
Oil & Gas Services - 0.09%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(d)
110 110
Enerflex Ltd
9.00%, 10/15/2027
(d)
80 82
$ 192
Other Asset Backed Securities - 0.98%
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(d)
240 243

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Hotwire Funding LLC
2.31%, 11/20/2051
(d)
$ 600 $ 585
Verizon Master Trust
4.35%, 08/20/2032
(d)
525 530
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(d)
215 221
Zayo Issuer LLC
5.57%, 10/20/2055
(d),(f)
500 505
$ 2,084
Packaging & Containers - 0.82%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(d)
200 199
Clydesdale Acquisition Holdings Inc
6.75%, 04/15/2032
(d)
100 102
8.75%, 04/15/2030
(d)
60 62
LABL Inc
5.88%, 11/01/2028
(d)
95 74
9.50%, 11/01/2028
(d)
280 238
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(d)
176 178
9.25%, 04/15/2027
(d)
149 149
Packaging Corp of America
5.20%, 08/15/2035 300 306
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 425 437
$ 1,745
Pharmaceuticals - 1.00%
1261229 BC Ltd
10.00%, 04/15/2032
(d)
200 205
AbbVie Inc
4.25%, 11/21/2049 225 190
5.50%, 03/15/2064 120 120
AdaptHealth LLC
6.13%, 08/01/2028
(d)
105 105
Bayer US Finance LLC
6.25%, 01/21/2029
(d)
200 210
CVS Health Corp
5.45%, 09/15/2035 190 193
Eli Lilly & Co
5.50%, 02/12/2055 125 128
5.65%, 10/15/2065 165 170
Endo Finance Holdings Inc
8.50%, 04/15/2031
(d)
210 225
Jazz Securities DAC
4.38%, 01/15/2029
(d)
295 288
Zoetis Inc
5.00%, 08/17/2035 290 293
$ 2,127
Pipelines - 1.73%
Cheniere Energy Inc
5.65%, 04/15/2034 75 77
Cheniere Energy Partners LP
5.55%, 10/30/2035
(d)
150 153
DT Midstream Inc
4.13%, 06/15/2029
(d)
665 649
Energy Transfer LP
3.75%, 05/15/2030 505 490
5.15%, 03/15/2045 275 247
5.25%, 07/01/2029 180 185
6.50%, 02/15/2056
(g)
310 309
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Kinder Morgan Inc
5.15%, 06/01/2030 135 139
5.40%, 02/01/2034 240 248
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(d)
65 67
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
ONEOK Inc
4.40%, 10/15/2029 $ 80 $ 80
4.75%, 10/15/2031 225 225
5.70%, 11/01/2054 455 430
Venture Global LNG Inc
7.00%, 01/15/2030
(d),(e)
10 10
8.38%, 06/01/2031
(d)
20 21
9.00%, 09/30/2029
(d),(g),(h)
139 138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%
9.50%, 02/01/2029
(d)
190 209
$ 3,677
REITs - 1.02%
American Homes 4 Rent LP
3.38%, 07/15/2051 130 87
4.25%, 02/15/2028 215 215
4.95%, 06/15/2030 70 71
5.50%, 07/15/2034 155 160
Arbor Realty SR Inc
7.88%, 07/15/2030
(d)
120 126
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(d)
160 169
Broadstone Net Lease LLC
5.00%, 11/01/2032 70 70
CFE Fibra E
5.88%, 09/23/2040
(d)
200 202
EF Holdco / EF Cayman Hold / Ellington Fin REIT
Cayman/TRS / EF Cayman Non-MTM
7.38%, 09/30/2030
(d),(f)
150 150
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(d)
163 160
7.00%, 07/15/2031
(d)
80 84
Mid-America Apartments LP
2.88%, 09/15/2051 229 147
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(d)
85 83
7.00%, 02/01/2030
(d)
65 67
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(d)
186 168
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(d)
35 33
10.50%, 02/15/2028
(d)
52 55
XHR LP
4.88%, 06/01/2029
(d)
110 108
6.63%, 05/15/2030
(d)
5 5
$ 2,160
Retail - 0.60%
Bath & Body Works Inc
5.25%, 02/01/2028 180 181
6.63%, 10/01/2030
(d)
34 35
6.75%, 07/01/2036 75 77
6.95%, 03/01/2033 40 42
Carvana Co
9.00%, PIK 0.00%; 06/01/2030
(d),(j),(l)
155 162
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(d)
190 181
Lowe's Cos Inc
4.25%, 03/15/2031 190 189
Park River Holdings Inc
8.00%, 03/15/2031
(d),(f)
169 171
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(d)
67 68

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(d)
$ 160 $ 167
$ 1,273
Semiconductors - 1.75%
Broadcom Inc
3.14%, 11/15/2035
(d)
34 29
3.42%, 04/15/2033
(d)
1,047 969
4.35%, 02/15/2030 165 166
4.55%, 02/15/2032 85 86
5.05%, 07/12/2029 110 113
5.15%, 11/15/2031 125 130
5.20%, 07/15/2035 270 278
Intel Corp
4.75%, 03/25/2050
(e)
210 178
Kioxia Holdings Corp
6.63%, 07/24/2033
(d)
200 206
Marvell Technology Inc
2.95%, 04/15/2031 170 157
4.75%, 07/15/2030 100 101
5.45%, 07/15/2035 145 150
5.95%, 09/15/2033 190 204
Micron Technology Inc
5.30%, 01/15/2031 355 367
5.80%, 01/15/2035 349 367
6.75%, 11/01/2029 195 212
$ 3,713
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc
5.75%, 01/15/2035 90 94
Software - 0.62%
Cloud Software Group Inc
9.00%, 09/30/2029
(d)
60 62
Open Text Corp
3.88%, 12/01/2029
(d)
35 33
Oracle Corp
3.95%, 03/25/2051 205 153
4.00%, 07/15/2046 95 74
4.80%, 09/26/2032 70 70
5.20%, 09/26/2035 170 171
5.95%, 09/26/2055 220 219
Synopsys Inc
5.70%, 04/01/2055 120 121
VMware LLC
1.80%, 08/15/2028 440 413
$ 1,316
Sovereign - 0.42%
Colombia Government International Bond
8.50%, 04/25/2035 200 221
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(d)
200 219
Mexico Government International Bond
5.38%, 03/22/2033 200 199
Romanian Government International Bond
6.63%, 05/16/2036
(d)
250 254
$ 893
Telecommunications - 1.95%
AT&T Inc
2.55%, 12/01/2033 190 162
3.50%, 09/15/2053 969 670
3.55%, 09/15/2055 360 248
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(d)
400 411
EchoStar Corp
10.75%, 11/30/2029 298 328
T-Mobile USA Inc
2.40%, 03/15/2029 340 320
2.55%, 02/15/2031 365 332
2.88%, 02/15/2031
(e)
495 456
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc (continued)
5.13%, 05/15/2032
(e)
$ 200 $ 206
5.88%, 11/15/2055 300 306
Verizon Communications Inc
2.55%, 03/21/2031 276 251
2.88%, 11/20/2050 190 121
Viasat Inc
7.50%, 05/30/2031
(d)
242 227
Viavi Solutions Inc
3.75%, 10/01/2029
(d)
60 57
Windstream Services LLC
7.50%, 10/15/2033
(d),(f)
25 25
Zayo Group Holdings Inc
9.25%, PIK 0.00%; 03/09/2030
(d),(e),(j),(l)
26 25
$ 4,145
Transportation - 0.30%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 52
Eletson Holdings Inc - Escrow
0.00%, 01/15/2022
(m),(n)
121 —
Norfolk Southern Corp
5.10%, 05/01/2035 90 92
5.35%, 08/01/2054
(e)
295 290
RXO Inc
7.50%, 11/15/2027
(d)
60 61
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(d)
148 153
$ 648
Water - 0.10%
Aegea Finance Sarl
9.00%, 01/20/2031
(d)
200 212
TOTAL BONDS $ 117,836
SENIOR FLOATING RATE INTERESTS
- 2.45%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.09%
TransDigm Inc Term Loan J
3.50%, 02/28/2031
(o)
$ 190 $ 190
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0.13%
AAdvantage Loyalty IP Ltd Term Loan B
6.58%, 04/20/2028
(o)
38 38
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
United Airlines Inc Term Loan B
6.22%, 02/22/2031
(o)
187 188
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP Term Loan B
7.25%, 02/14/2031
(o)
48 48
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 274
Building Materials - 0.06%
MI Windows And Doors LLC Term Loan B3
7.51%, 03/28/2031
(o)
133 134
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Chemicals - 0.11%
Advancion Holdings LLC Term Loan
12.01%, 11/24/2028
(o)
143 129
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Element Solutions Inc Term Loan B3
5.91%, 12/18/2030
(o)
$ 110 $ 111
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 240
Commercial Services - 0.25%
Aggreko Holdings Inc Term Loan B
7.22%, 05/21/2031
(o)
89 90
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Garda World Security Corp Term Loan B
7.17%, 02/01/2029
(o)
236 236
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Veritiv Operating Co Term Loan B
8.00%, 11/30/2030
(o)
199 196
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 522
Computers - 0.08%
McAfee Corp Term Loan B1
0.00%, 03/01/2029
(o),(p)
175 167
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0.09%
Kronos Acquisition Holdings Inc Term Loan B
8.00%, 06/27/2031
(o)
262 192
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0.19%
Jane Street Group LLC Term Loan B
6.21%, 12/15/2031
(o)
214 212
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
9.31%, PIK 1.50%, 05/30/2027
(l),(o)
206 197
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 409
Food - 0.11%
Fiesta Purchaser Inc Term Loan B
7.51%, 02/12/2031
(o)
232 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Insurance - 0.08%
Asurion LLC Term Loan B4
10.12%, 01/20/2029
(o)
185 177
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Investment Companies - 0.06%
Deep Blue Operating I LLC Term Loan B
0.00%, 09/17/2032
(o),(p)
130 130
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lodging - 0.12%
Fertitta Entertainment LLC/NV Term Loan B
7.41%, 01/27/2029
(o)
264 264
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0.01%
TK Elevator US Newco Inc Term Loan B
7.20%, 04/30/2030
(o)
10 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.22%
Directv Financing LLC Term Loan Extended
9.82%, 08/02/2029
(o)
$ 68 $ 68
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC Term Loan B
9.81%, 02/15/2031
(o)
177 173
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
iHeartCommunications Inc Term Loan
10.05%, 05/01/2029
(o)
264 230
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 471
Mining - 0.14%
Arsenal AIC Parent LLC Term Loan B
6.97%, 08/18/2030
(o)
299 299
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0.23%
Clydesdale Acquisition Holdings Inc Term Loan B
7.41%, 03/26/2032
(o)
172 172
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
LABL Inc Term Loan B
9.86%, 10/22/2028
(o)
218 178
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mauser Packaging Solutions Holding Co Term Loan
B1
7.28%, 04/15/2027
(o)
128 128
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 478
Pharmaceuticals - 0.22%
1261229 BC Ltd Term Loan B
11.01%, 09/25/2030
(o)
180 177
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings Inc Term Loan B
8.16%, 04/23/2031
(o)
227 227
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
7.02%, 05/05/2028
(o)
73 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 477
Pipelines - 0.06%
NGL Energy Operating LLC Term Loan B
0.00%, 02/03/2031
(o),(p)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Retail - 0.03%
IRB Holding Corp Term Loan B
6.66%, 12/15/2027
(o)
72 72
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Telecommunications - 0.17%
CommScope LLC Term Loan
7.50%, 12/17/2029
(o)
170 172
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Zayo Group Holdings Inc Term Loan
7.77%, 03/11/2030
(o)
$ 190 $ 184
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 356
TOTAL SENIOR FLOATING RATE INTERESTS $ 5,213
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 40.18%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.73%
3.00%, 11/01/2042 $ 112 $ 103
3.00%, 11/01/2042 20 18
3.00%, 12/01/2046 42 38
3.50%, 10/01/2041 10 10
3.50%, 04/01/2042 15 14
3.50%, 10/01/2045 287 270
3.50%, 03/01/2048 43 40
4.00%, 02/01/2045 5 4
4.00%, 02/01/2046 79 76
4.00%, 02/01/2046 25 24
4.00%, 06/01/2046 19 18
4.00%, 04/01/2047 85 82
4.00%, 11/01/2047 135 129
4.50%, 10/01/2041 11 11
4.50%, 12/01/2043 255 254
5.00%, 06/01/2031 19 20
5.00%, 10/01/2035 8 8
5.00%, 06/01/2041 356 366
6.00%, 06/01/2032 6 7
6.00%, 10/01/2032 3 3
6.00%, 01/01/2038 19 20
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 1 1
7.00%, 12/01/2029 4 4
7.00%, 06/01/2030 1 1
7.00%, 12/01/2031 8 9
7.50%, 03/01/2031 3 3
8.00%, 09/01/2030 18 18
$ 1,554
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20.22%
2.00%, 01/01/2051 864 718
2.00%, 02/01/2051 3,065 2,523
2.00%, 05/01/2051 1,493 1,213
2.00%, 11/01/2051 972 796
2.00%, 12/01/2051 430 354
2.00%, 12/01/2051 1,516 1,238
2.00%, 05/01/2052 457 376
2.50%, 11/01/2050 291 250
2.50%, 02/01/2051 1,168 1,005
2.50%, 07/01/2051 874 749
2.50%, 11/01/2051 524 451
2.50%, 12/01/2051 1,034 888
2.50%, 01/01/2052 716 606
2.50%, 04/01/2052 1,262 1,076
3.00%, 03/01/2034 73 70
3.00%, 11/01/2050 324 292
3.00%, 03/01/2052 854 764
3.00%, 04/01/2052 1,071 957
3.00%, 06/01/2052 324 287
3.50%, 04/01/2030 59 59
3.50%, 08/01/2034 81 79
3.50%, 12/01/2040 21 20
3.50%, 12/01/2041 5 5
3.50%, 03/01/2042 11 10
3.50%, 04/01/2042 22 21
3.50%, 11/01/2042 272 261
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 01/01/2044 $ 97 $ 92
3.50%, 05/01/2046 9 8
3.50%, 10/01/2047 572 536
3.50%, 06/01/2051 177 164
4.00%, 05/01/2041 57 55
4.00%, 10/01/2041 7 7
4.00%, 10/01/2041 19 19
4.00%, 11/01/2041 12 12
4.00%, 04/01/2042 9 9
4.00%, 02/01/2044 40 39
4.00%, 09/01/2044 7 6
4.00%, 09/01/2045 33 32
4.00%, 12/01/2045 159 153
4.00%, 01/01/2047 14 13
4.00%, 10/01/2048 106 102
4.00%, 10/01/2052 79 75
4.00%, 03/01/2053 1,121 1,062
4.00%, 08/01/2053 1,592 1,505
4.00%, 11/01/2053 228 215
4.50%, 08/01/2040 14 14
4.50%, 11/01/2040 219 219
4.50%, 08/01/2041 9 9
4.50%, 09/01/2041 106 106
4.50%, 06/01/2046 9 9
4.50%, 05/01/2047 14 14
4.50%, 05/01/2047 7 7
4.50%, 05/01/2049 56 56
4.50%, 07/01/2052 595 582
4.50%, 09/01/2052 1,517 1,483
4.50%, 10/01/2052 475 464
4.50%, 05/01/2053 494 483
4.50%, 05/01/2053 851 829
4.50%, 08/01/2053 373 364
4.50%, 01/01/2054 378 370
5.00%, 10/01/2041 54 55
5.00%, 06/01/2048 107 108
5.00%, 07/01/2052 402 404
5.00%, 09/01/2052 427 428
5.00%, 04/01/2053 822 819
5.00%, 04/01/2053 571 569
5.00%, 06/01/2053 843 840
5.00%, 06/01/2053 736 736
5.00%, 11/01/2054 626 626
5.00%, 11/01/2054 452 449
5.00%, 02/01/2055 372 371
5.00%, 10/01/2055
(q)
610 605
5.50%, 07/01/2033 33 34
5.50%, 08/01/2036 170 176
5.50%, 05/01/2040 7 7
5.50%, 07/01/2053 495 504
5.50%, 11/01/2053 605 615
5.50%, 11/01/2053 604 617
5.50%, 03/01/2054 360 365
5.50%, 05/01/2054 475 483
5.50%, 02/01/2055 836 850
5.50%, 04/01/2055 367 373
5.50%, 06/01/2055 667 678
5.50%, 06/01/2055 231 235
5.50%, 08/01/2055 420 425
5.50%, 10/01/2055
(q)
2,280 2,299
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 48 50
6.00%, 02/01/2037 14 15
6.00%, 02/01/2038 16 16
6.00%, 01/01/2053 361 376
6.00%, 04/01/2054 469 486
6.00%, 05/01/2054 398 412

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 06/01/2054 $ 313 $ 324
6.00%, 09/01/2054 324 335
6.00%, 09/01/2054 507 522
6.00%, 11/01/2054 729 752
6.00%, 10/01/2055
(q)
785 802
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 12 12
6.50%, 02/01/2038 14 15
6.50%, 09/01/2038 40 43
6.50%, 10/01/2053 392 409
6.50%, 05/01/2054 303 316
6.50%, 04/01/2055 251 263
$ 43,002
Government National Mortgage Association (GNMA) - 9.22%
2.00%, 07/20/2051 975 806
2.50%, 06/20/2050 299 258
2.50%, 04/20/2051 443 381
2.50%, 09/20/2051 290 250
3.00%, 07/20/2044 137 125
3.00%, 01/20/2046 88 80
3.00%, 12/20/2046 383 347
3.00%, 09/20/2051 319 285
3.50%, 04/20/2046 83 77
3.50%, 10/20/2055
(q)
1,100 1,003
4.00%, 06/20/2046 14 13
4.00%, 04/20/2052 379 359
4.50%, 09/15/2039 218 217
4.50%, 11/15/2040 36 36
4.50%, 09/20/2052 523 511
4.50%, 06/20/2053 657 640
4.50%, 08/20/2053 1,535 1,493
4.50%, 10/20/2055
(q)
675 655
5.00%, 02/20/2053 1,209 1,209
5.00%, 05/20/2053 511 510
5.00%, 09/20/2053 432 431
5.00%, 10/20/2053 943 942
5.00%, 02/20/2054 190 189
5.00%, 04/20/2054 1,188 1,183
5.00%, 10/20/2055
(q)
810 806
5.50%, 12/20/2033 31 32
5.50%, 05/20/2035 3 4
5.50%, 12/20/2048 74 76
5.50%, 10/20/2055
(q)
5,695 5,737
6.00%, 01/20/2029 3 3
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 5 5
6.00%, 12/20/2036 21 22
6.00%, 04/20/2054 694 708
6.00%, 10/20/2055
(q)
75 76
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 129 133
8.00%, 12/15/2030 1 2
$ 19,606
U.S. Treasury - 7.81%
3.00%, 05/15/2045 1,140 887
3.00%, 11/15/2045
(r)
2,750 2,129
3.63%, 08/31/2027 5,170 5,170
3.75%, 06/30/2027 450 451
3.75%, 05/15/2028 1,640 1,645
4.00%, 05/31/2030 300 304
4.25%, 12/31/2026 2,000 2,013
4.25%, 08/15/2035 425 428
4.50%, 11/15/2033 2,000 2,068
4.75%, 02/15/2037 1,435 1,507
$ 16,602
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 2.20%
4.22%, 10/16/2025
(s)
$ 4,675 $ 4,667
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 85,431
Total Investments $ 227,210
Other Assets and Liabilities -  (6.85)% (14,574)
TOTAL NET ASSETS - 100.00% $ 212,636
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,166 or
1.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $48,032 or 22.59% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,073 or 0.97% of net assets.
(f) Security purchased on a when-issued basis.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $233 or 0.11% of net assets.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Non-income producing security
(n) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after September 30, 2025, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,459 or 0.69% of net assets.
(s) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Core Plus Bond Account
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 12,737 $ 145,066 $ 150,586 $ 7,217
$ 12,737 $ 145,066 $ 150,586 $ 7,217
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 243 $ — $ — $ —
$ 243 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; December 2025 Long 53 $ 5,962 $ (5)
US 10 Year Treasury Ultra Note; December 2025 Short 52 5,984 (44)
US 2 Year Treasury Note; December 2025 Long 86 17,922 (11)
US 5 Year Treasury  Note; December 2025 Long 108 11,793 (25)
US Long Bond; December 2025 Long 82 9,561 199
US Ultra Bond; December 2025 Long 24 2,882 73
Total $ 187
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .99%
International Equity Index Fund
(a)
2,731,257 $ 37,746
MidCap S&P 400 Index Fund
(a)
922,534 21,366
SmallCap S&P 600 Index Fund
(a)
798,281 21,362
$ 80,474
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .04%
Bond Market Index Account
(a)
28,594,514 267,931
LargeCap S&P 500 Index Account
(a)
7,968,817 188,701
$ 456,632
TOTAL INVESTMENT COMPANIES $ 537,106
Total Investments $ 537,106
Other Assets and Liabilities -  (0.03)% (135)
TOTAL NET ASSETS - 100.00% $ 536,971
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 315,233 $ 36,486 $ 89,620 $ 267,931
International Equity Index Fund 43,356 1,492 16,446 37,746
LargeCap S&P 500 Index Account 215,573 50,793 70,264 188,701
MidCap S&P 400 Index Fund 24,252 2,916 6,986 21,366
SmallCap S&P 600 Index Fund 23,979 4,201 7,652 21,362
$ 622,393 $ 95,888 $ 190,968 $ 537,106
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 11,351 $ (3,617) $ — $ 9,449
International Equity Index Fund — 3,823 — 5,521
LargeCap S&P 500 Index Account 2,879 31,543 31,060 (38,944)
MidCap S&P 400 Index Fund — 425 — 759
SmallCap S&P 600 Index Fund — 574 — 260
$ 14,230 $ 32,748 $ 31,060 $ (22,955)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Adaptive Allocation Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .10 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .19%
iShares Core S&P 500 ETF 67,036 $ 44,867
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b)
100 —
Principal Funds, Inc. Class R-6 - 14 .94%
International Equity Index Fund
(a)
1,130,822 15,628
MidCap S&P 400 Index Fund
(a)
379,876 8,798
SmallCap S&P 600 Index Fund
(a)
328,194 8,783
$ 33,209
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .97%
Bond Market Index Account
(a)
11,838,664 110,928
LargeCap S&P 500 Index Account
(a)
1,413,981 33,483
$ 144,411
TOTAL INVESTMENT COMPANIES $ 222,487
Total Investments $ 222,487
Other Assets and Liabilities -  (0.10)% (229)
TOTAL NET ASSETS - 100.00% $ 222,258
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 119,015 $ 11,892 $ 22,106 $ 110,928
International Equity Index Fund 16,471 597 5,118 15,628
LargeCap S&P 500 Index Account 34,886 8,305 8,297 33,483
MidCap S&P 400 Index Fund 9,156 913 1,752 8,798
Principal Government Money Market Fund - Class R-6 4.04% 2 66,722 66,724 —
SmallCap S&P 600 Index Fund 8,971 1,542 2,073 8,783
$ 188,501 $ 89,971 $ 106,070 $ 177,620
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 4,641 $ 55 $ — $ 2,072
International Equity Index Fund — 362 — 3,316
LargeCap S&P 500 Index Account 504 1,379 5,439 (2,790)
MidCap S&P 400 Index Fund — 8 — 473
Principal Government Money Market Fund - Class R-6 4.04% 332 — — —
SmallCap S&P 600 Index Fund — 6 — 337
$ 5,477 $ 1,810 $ 5,439 $ 3,408
Amounts in thousands.

Schedule of Investments
Diversified Balanced Strategic Allocation Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .99%
International Equity Index Fund
(a)
476,593 $ 6,586
MidCap S&P 400 Index Fund
(a)
160,976 3,728
SmallCap S&P 600 Index Fund
(a)
139,295 3,728
$ 14,042
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .04%
Bond Market Index Account
(a)
4,989,450 46,751
LargeCap S&P 500 Managed Volatility Index
Account
(a)
2,160,951 32,890
$ 79,641
TOTAL INVESTMENT COMPANIES $ 93,683
Total Investments $ 93,683
Other Assets and Liabilities -  (0.03)% (29)
TOTAL NET ASSETS - 100.00% $ 93,654
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 56,979 $ 6,544 $ 17,841 $ 46,751
International Equity Index Fund 7,838 313 3,226 6,586
LargeCap S&P 500 Managed Volatility Index Account 39,029 10,490 13,645 32,890
MidCap S&P 400 Index Fund 4,385 589 1,447 3,728
SmallCap S&P 600 Index Fund 4,336 819 1,558 3,728
$ 112,567 $ 18,755 $ 37,717 $ 93,683
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 1,954 $ (1,127) $ — $ 2,196
International Equity Index Fund — 641 — 1,020
LargeCap S&P 500 Managed Volatility Index Account 515 3,894 7,082 (6,878)
MidCap S&P 400 Index Fund — 47 — 154
SmallCap S&P 600 Index Fund — 11 — 120
$ 2,469 $ 3,466 $ 7,082 $ (3,388)
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .98%
International Equity Index Fund
(a)
14,381,106 $ 198,747
MidCap S&P 400 Index Fund
(a)
4,250,153 98,434
SmallCap S&P 600 Index Fund
(a)
3,677,695 98,415
$ 395,596
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .05%
Bond Market Index Account
(a)
73,773,230 691,255
LargeCap S&P 500 Index Account
(a)
37,762,887 894,225
$ 1,585,480
TOTAL INVESTMENT COMPANIES $ 1,981,076
Total Investments $ 1,981,076
Other Assets and Liabilities -  (0.03)% (509)
TOTAL NET ASSETS - 100.00% $ 1,980,567
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 848,673 $ 110,196 $ 283,391 $ 691,255
International Equity Index Fund 238,204 7,664 97,066 198,747
LargeCap S&P 500 Index Account 1,065,904 222,829 358,910 894,225
MidCap S&P 400 Index Fund 116,588 11,596 35,057 98,434
SmallCap S&P 600 Index Fund 115,272 17,948 38,379 98,415
$ 2,384,641 $ 370,233 $ 812,803 $ 1,981,076
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 29,256 $ (11,884) $ — $ 27,661
International Equity Index Fund — 19,387 — 30,558
LargeCap S&P 500 Index Account 13,630 167,989 147,039 (203,587)
MidCap S&P 400 Index Fund — 2,885 — 2,422
SmallCap S&P 600 Index Fund — 3,487 — 87
$ 42,886 $ 181,864 $ 147,039 $ (142,859)
Amounts in thousands.

Schedule of Investments
Diversified Growth Adaptive Allocation Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .11 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .22%
iShares Core S&P 500 ETF 449,093 $ 300,578
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b)
2,527 3
Principal Funds, Inc. Class R-6 - 19 .89%
International Equity Index Fund
(a)
10,797,733 149,225
MidCap S&P 400 Index Fund
(a)
3,165,505 73,313
SmallCap S&P 600 Index Fund
(a)
2,738,349 73,278
$ 295,816
Principal Variable Contracts Funds, Inc.  Class 1 - 60 .00%
Bond Market Index Account
(a)
55,390,356 519,007
LargeCap S&P 500 Index Account
(a)
15,751,683 373,000
$ 892,007
TOTAL INVESTMENT COMPANIES $ 1,488,404
Total Investments $ 1,488,404
Other Assets and Liabilities -  (0.11)% (1,705)
TOTAL NET ASSETS - 100.00% $ 1,486,699
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 551,294 $ 62,236 $ 104,378 $ 519,007
International Equity Index Fund 155,417 5,361 46,364 149,225
LargeCap S&P 500 Index Account 384,732 83,706 79,090 373,000
MidCap S&P 400 Index Fund 75,768 5,879 12,231 73,313
Principal Government Money Market Fund - Class R-6 4.04% 2 488,622 488,621 3
SmallCap S&P 600 Index Fund 74,920 10,372 14,852 73,278
$ 1,242,133 $ 656,176 $ 745,536 $ 1,187,826
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 21,677 $ (3) $ — $ 9,858
International Equity Index Fund — 1,928 — 32,883
LargeCap S&P 500 Index Account 5,611 10,654 60,529 (27,002)
MidCap S&P 400 Index Fund — 21 — 3,876
Principal Government Money Market Fund - Class R-6 4.04% 2,352 — — —
SmallCap S&P 600 Index Fund — 55 — 2,783
$ 29,640 $ 12,655 $ 60,529 $ 22,398
Amounts in thousands.

Schedule of Investments
Diversified Growth Strategic Allocation Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .99%
International Equity Index Fund
(a)
1,547,583 $ 21,387
MidCap S&P 400 Index Fund
(a)
457,372 10,593
SmallCap S&P 600 Index Fund
(a)
395,771 10,591
$ 42,571
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .04%
Bond Market Index Account
(a)
7,938,828 74,387
LargeCap S&P 500 Managed Volatility Index
Account
(a)
6,315,361 96,120
$ 170,507
TOTAL INVESTMENT COMPANIES $ 213,078
Total Investments $ 213,078
Other Assets and Liabilities -  (0.03)% (60)
TOTAL NET ASSETS - 100.00% $ 213,018
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 86,573 $ 11,618 $ 25,416 $ 74,387
International Equity Index Fund 24,299 929 9,097 21,387
LargeCap S&P 500 Managed Volatility Index Account 108,896 28,460 32,238 96,120
MidCap S&P 400 Index Fund 11,893 1,392 3,263 10,593
SmallCap S&P 600 Index Fund 11,758 2,044 3,608 10,591
$ 243,419 $ 44,443 $ 73,622 $ 213,078
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 3,130 $ (1,394) $ — $ 3,006
International Equity Index Fund — 1,637 — 3,619
LargeCap S&P 500 Managed Volatility Index Account 1,514 8,916 20,832 (17,914)
MidCap S&P 400 Index Fund — 33 — 538
SmallCap S&P 600 Index Fund — 2 — 395
$ 4,644 $ 9,194 $ 20,832 $ (10,356)
Amounts in thousands.

Schedule of Investments
Diversified Income Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 9 .99%
International Equity Index Fund
(a)
549,680 $ 7,596
MidCap S&P 400 Index Fund
(a)
243,682 5,644
SmallCap S&P 600 Index Fund
(a)
210,860 5,643
$ 18,883
Principal Variable Contracts Funds, Inc.  Class 1 - 90 .04%
Bond Market Index Account
(a)
13,092,302 122,675
LargeCap S&P 500 Index Account
(a)
2,004,747 47,472
$ 170,147
TOTAL INVESTMENT COMPANIES $ 189,030
Total Investments $ 189,030
Other Assets and Liabilities -  (0.03)% (54)
TOTAL NET ASSETS - 100.00% $ 188,976
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 140,681 $ 17,750 $ 38,274 $ 122,675
International Equity Index Fund 8,504 544 3,317 7,596
LargeCap S&P 500 Index Account 52,851 15,210 18,712 47,472
MidCap S&P 400 Index Fund 6,243 1,060 1,972 5,644
SmallCap S&P 600 Index Fund 6,173 1,381 2,131 5,643
$ 214,452 $ 35,945 $ 64,406 $ 189,030
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 5,180 $ (2,026) $ — $ 4,544
International Equity Index Fund — 575 — 1,290
LargeCap S&P 500 Index Account 722 5,625 7,789 (7,502)
MidCap S&P 400 Index Fund — 50 — 263
SmallCap S&P 600 Index Fund — 54 — 166
$ 5,902 $ 4,278 $ 7,789 $ (1,239)
Amounts in thousands.

Schedule of Investments
Diversified International Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .99 % Shares Held Value (000's)
Money Market Funds - 1 .99%
BlackRock Liquidity FedFund - Institutional Class
4.02%
(a),(b)
662 $ 1
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(c)
5,864,916 5,865
$ 5,866
TOTAL INVESTMENT COMPANIES $ 5,866
COMMON STOCKS - 96 .61 % Shares Held Value (000's)
Aerospace & Defense - 4 .21%
Airbus SE 26,130 $ 6,102
BAE Systems PLC 208,579 5,806
Thales SA 1,674 529
$ 12,437
Airlines - 0 .62%
Ryanair Holdings PLC 62,681 1,832
Apparel - 0 .97%
Hermes International SCA 106 261
PRADA SpA 128,500 773
Samsonite Group SA
(d)
847,200 1,816
$ 2,850
Automobile Manufacturers - 1 .84%
Daimler Truck Holding AG 63,501 2,626
Toyota Motor Corp 146,100 2,806
$ 5,432
Banks - 12 .82%
AIB Group PLC 460,750 4,200
Credicorp Ltd 9,324 2,483
DBS Group Holdings Ltd 88,400 3,506
Erste Group Bank AG 38,028 3,738
FinecoBank Banca Fineco SpA 57,827 1,255
Grupo Financiero Banorte SAB de CV 127,859 1,284
ICICI Bank Ltd ADR 84,766 2,562
National Bank of Greece SA 280,453 4,084
NatWest Group PLC 355,845 2,513
Nordea Bank Abp 101,088 1,662
Piraeus Financial Holdings SA
(e)
213,534 1,814
PT Bank Central Asia Tbk 2,146,200 983
Societe Generale SA 40,268 2,681
Swedbank AB 43,157 1,303
UniCredit SpA 49,669 3,780
$ 37,848
Beverages - 0 .84%
Arca Continental SAB de CV 109,400 1,149
Kweichow Moutai Co Ltd 6,498 1,319
$ 2,468
Biotechnology - 1 .06%
Argenx SE
(e)
4,016 2,967
Zai Lab Ltd ADR
(e)
4,476 152
$ 3,119
Building Materials - 2 .13%
CRH PLC 52,113 6,287
Commercial Services - 1 .60%
Ashtead Group PLC 15,999 1,073
Elis SA 22,034 636
Localiza Rent a Car SA 208,634 1,546
TOPPAN Holdings Inc 57,600 1,476
$ 4,731
Computers - 1 .56%
Fujitsu Ltd 196,200 4,602
Cosmetics & Personal Care - 3 .35%
Haleon PLC 774,059 3,484
L'Oreal SA 5,135 2,231
Unilever PLC 70,583 4,172
$ 9,887
Distribution & Wholesale - 0 .76%
Rexel SA 68,524 2,256
Electric - 0 .55%
Iberdrola SA 85,630 1,621
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .65%
Halma PLC 22,680 $ 1,056
Hoya Corp 27,596 3,815
$ 4,871
Engineering & Construction - 2 .01%
Kajima Corp 63,700 1,857
Obayashi Corp 97,200 1,595
Stantec Inc 6,400 690
Technip Energies NV 38,135 1,800
$ 5,942
Entertainment - 1 .80%
Entain PLC 239,463 2,830
Universal Music Group NV 86,144 2,489
$ 5,319
Food - 0 .55%
Danone SA 18,635 1,624
Food Service - 0 .50%
Compass Group PLC 43,051 1,467
Forest Products & Paper - 0 .43%
Suzano SA 134,100 1,256
Healthcare - Products - 1 .88%
Alcon AG 21,925 1,649
Smith & Nephew PLC 215,709 3,912
$ 5,561
Healthcare - Services - 1 .14%
ICON PLC
(e)
19,279 3,374
Home Furnishings - 0 .31%
Howden Joinery Group PLC 79,611 906
Insurance - 7 .42%
AIA Group Ltd 849,000 8,137
ASR Nederland NV 21,753 1,480
AXA SA 61,905 2,969
Fairfax Financial Holdings Ltd 1,300 2,274
Hannover Rueck SE 10,827 3,267
Sompo Holdings Inc 104,400 3,228
Tryg A/S 21,400 543
$ 21,898
Internet - 7 .07%
MercadoLibre Inc
(e)
720 1,682
Scout24 SE
(d)
11,954 1,500
Spotify Technology SA
(e)
4,123 2,878
Tencent Holdings Ltd 127,600 10,873
Trip.com Group Ltd 52,100 3,951
$ 20,884
Machinery - Construction & Mining - 2 .50%
Komatsu Ltd 50,600 1,763
Mitsubishi Electric Corp 138,900 3,567
Weir Group PLC/The 55,890 2,062
$ 7,392
Machinery - Diversified - 1 .65%
Atlas Copco AB - A Shares 154,876 2,627
Keyence Corp 6,000 2,235
$ 4,862
Media - 0 .80%
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
22,718 2,373
Metal Fabrication & Hardware - 0 .31%
APL Apollo Tubes Ltd 47,760 907
Mining - 2 .50%
Impala Platinum Holdings Ltd 103,850 1,324
Sandfire Resources Ltd
(e)
212,338 2,003
Teck Resources Ltd 92,500 4,058
$ 7,385
Oil & Gas - 3 .83%
ARC Resources Ltd 73,300 1,337
Canadian Natural Resources Ltd 45,100 1,442
Shell PLC 87,269 3,110
Suncor Energy Inc 125,500 5,252

Schedule of Investments
Diversified International Account
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Tourmaline Oil Corp 4,100 $ 177
$ 11,318
Packaging & Containers - 0 .33%
Toyo Seikan Group Holdings Ltd 42,600 972
Pharmaceuticals - 4 .93%
Ascendis Pharma A/S ADR
(e)
7,018 1,395
AstraZeneca PLC 49,018 7,510
Novo Nordisk A/S 14,356 799
Roche Holding AG 376 125
Sanofi SA 49,948 4,730
$ 14,559
Pipelines - 0 .36%
Gaztransport Et Technigaz SA 5,795 1,076
Private Equity - 2 .51%
3i Group PLC 62,667 3,454
Brookfield Corp 36,269 2,489
CVC Capital Partners PLC
(d)
42,763 747
ICG PLC 24,346 731
$ 7,421
Retail - 3 .97%
Cie Financiere Richemont SA 10,094 1,938
CP ALL PCL 617,400 900
Dollarama Inc 15,700 2,071
Industria de Diseno Textil SA 25,865 1,431
Jumbo SA 24,776 850
Yum China Holdings Inc 103,176 4,515
$ 11,705
Semiconductors - 9 .68%
ASML Holding NV 8,440 8,231
Samsung Electronics Co Ltd 121,221 7,267
Taiwan Semiconductor Manufacturing Co Ltd 301,140 13,081
$ 28,579
Software - 1 .74%
Dassault Systemes SE 39,918 1,343
Nemetschek SE 20,560 2,683
Sage Group PLC/The 74,290 1,102
$ 5,128
Telecommunications - 2 .76%
Deutsche Telekom AG 239,559 8,162
Toys, Games & Hobbies - 1 .67%
Nintendo Co Ltd 56,900 4,923
TOTAL COMMON STOCKS $ 285,234
Total Investments $ 291,100
Other Assets and Liabilities -  1.40% 4,123
TOTAL NET ASSETS - 100.00% $ 295,223
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,063 or 1.38% of net assets.
(e) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 2,079 $ 55,167 $ 51,381 $ 5,865
$ 2,079 $ 55,167 $ 51,381 $ 5,865
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 82 $ — $ — $ —
$ 82 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .52 % Shares Held Value (000's)
Money Market Funds - 1 .52%
BlackRock Liquidity FedFund - Institutional Class
4.02%
(a),(b)
295,290 $ 295
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b),(c)
10,788,021 10,788
$ 11,083
TOTAL INVESTMENT COMPANIES $ 11,083
COMMON STOCKS - 99 .03 % Shares Held Value (000's)
Advertising - 1 .58%
Omnicom Group Inc 119,323 $ 9,729
Publicis Groupe SA ADR 75,222 1,814
$ 11,543
Automobile Manufacturers - 4 .51%
Cummins Inc 43,608 18,419
PACCAR Inc 146,704 14,424
$ 32,843
Banks - 12 .91%
Bank of America Corp 366,019 18,883
Citigroup Inc 87,656 8,897
JPMorgan Chase & Co 76,913 24,261
Morgan Stanley 149,215 23,719
PNC Financial Services Group Inc/The 91,125 18,310
$ 94,070
Beverages - 1 .93%
Coca-Cola Co/The 212,093 14,066
Biotechnology - 1 .80%
Corteva Inc 194,324 13,142
Building Materials - 3 .20%
Carrier Global Corp 96,971 5,789
Trane Technologies PLC 41,463 17,496
$ 23,285
Chemicals - 0 .81%
Air Products and Chemicals Inc 21,755 5,933
Computers - 2 .09%
Apple Inc 59,782 15,222
Cosmetics & Personal Care - 1 .83%
Procter & Gamble Co/The 86,731 13,326
Diversified Financial Services - 3 .15%
Blackrock Inc 14,273 16,640
Nasdaq Inc 71,538 6,328
$ 22,968
Electric - 5 .00%
NextEra Energy Inc 168,124 12,692
Sempra 69,326 6,238
WEC Energy Group Inc 68,630 7,864
Xcel Energy Inc 119,170 9,611
$ 36,405
Food - 0 .93%
Hershey Co/The 36,154 6,763
Healthcare - Products - 3 .12%
Abbott Laboratories 98,551 13,200
STERIS PLC 38,515 9,530
$ 22,730
Healthcare - Services - 3 .05%
HCA Healthcare Inc 30,443 12,975
UnitedHealth Group Inc 26,871 9,278
$ 22,253
Home Builders - 2 .72%
DR Horton Inc 116,853 19,803
Insurance - 3 .53%
Chubb Ltd 58,143 16,411
Fidelity National Financial Inc 154,451 9,343
$ 25,754
Internet - 2 .52%
Alphabet Inc - A Shares 75,487 18,351
Iron & Steel - 1 .34%
Reliance Inc 34,724 9,752
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 2 .29%
Hilton Worldwide Holdings Inc 64,347 $ 16,694
Machinery - Diversified - 1 .87%
Deere & Co 29,757 13,607
Media - 1 .10%
Comcast Corp - Class A 255,355 8,023
Miscellaneous Manufacturers - 2 .42%
Parker-Hannifin Corp 23,263 17,637
Oil & Gas - 4 .38%
Chevron Corp 46,995 7,298
EOG Resources Inc 88,088 9,876
Marathon Petroleum Corp 76,541 14,753
$ 31,927
Pharmaceuticals - 5 .77%
AstraZeneca PLC ADR 84,908 6,514
Eli Lilly & Co 7,416 5,658
Merck & Co Inc 144,967 12,167
Novartis AG ADR 107,126 13,738
Roche Holding AG ADR
(d)
95,782 4,005
$ 42,082
Pipelines - 1 .52%
Enterprise Products Partners LP 354,511 11,086
Private Equity - 2 .78%
KKR & Co Inc 155,670 20,229
REITs - 3 .76%
Alexandria Real Estate Equities Inc 109,419 9,119
Equity LifeStyle Properties Inc 128,953 7,828
Prologis Inc 52,124 5,969
Realty Income Corp 74,012 4,499
$ 27,415
Retail - 4 .86%
Costco Wholesale Corp 19,926 18,444
Starbucks Corp 128,426 10,865
Williams-Sonoma Inc 31,230 6,104
$ 35,413
Semiconductors - 4 .76%
Broadcom Inc 31,517 10,398
Monolithic Power Systems Inc 7,906 7,278
Taiwan Semiconductor Manufacturing Co Ltd ADR 60,926 17,016
$ 34,692
Software - 3 .99%
Fidelity National Information Services Inc 44,149 2,911
Microsoft Corp 23,366 12,103
Salesforce Inc 28,634 6,786
SAP SE ADR 27,317 7,299
$ 29,099
Telecommunications - 2 .27%
T-Mobile US Inc 69,122 16,546
Transportation - 1 .24%
Expeditors International of Washington Inc 73,426 9,001
TOTAL COMMON STOCKS $ 721,660
Total Investments $ 732,743
Other Assets and Liabilities -  (0.55)% (3,988)
TOTAL NET ASSETS - 100.00% $ 728,755
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,885 or
0.53% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,965 or 0.54% of net assets.

Schedule of Investments
Equity Income Account
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 11,384 $ 157,855 $ 158,451 $ 10,788
$ 11,384 $ 157,855 $ 158,451 $ 10,788
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 308 $ — $ — $ —
$ 308 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .97 % Shares Held Value (000's)
Money Market Funds - 0 .97%
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b)
785,991 $ 786
TOTAL INVESTMENT COMPANIES $ 786
COMMON STOCKS - 98 .60 % Shares Held Value (000's)
Aerospace & Defense - 1 .48%
Korea Aerospace Industries Ltd 11,055 $ 854
LIG Nex1 Co Ltd 934 343
$ 1,197
Automobile Manufacturers - 2 .49%
BYD Co Ltd 55,500 784
Geely Automobile Holdings Ltd 298,000 747
Mahindra & Mahindra Ltd 12,718 491
$ 2,022
Automobile Parts & Equipment - 0 .87%
Hyundai Mobis Co Ltd 2,719 579
Weichai Power Co Ltd 69,000 123
$ 702
Banks - 14 .47%
Banco del Bajio SA
(c)
129,276 326
Bank Rakyat Indonesia Persero Tbk PT 2,421,676 568
Credicorp Ltd 1,689 450
Grupo Financiero Banorte SAB de CV 55,700 559
HDFC Bank Ltd 111,286 1,193
ICICI Bank Ltd 85,684 1,299
IDFC First Bank Ltd 948,798 745
Kotak Mahindra Bank Ltd 36,741 824
National Bank of Greece SA 96,447 1,404
Piraeus Financial Holdings SA
(d)
114,172 970
Powszechna Kasa Oszczednosci Bank Polski SA 48,887 950
PT Bank Central Asia Tbk 1,802,400 825
Saudi National Bank/The 96,978 1,013
Vietnam Technological & Commercial Joint Stock
Bank
426,900 611
$ 11,737
Beverages - 0 .77%
Arca Continental SAB de CV 23,800 250
Varun Beverages Ltd 74,603 373
$ 623
Biotechnology - 1 .24%
BeOne Medicines Ltd
(d)
20,500 547
Zai Lab Ltd
(d)
133,450 457
$ 1,004
Building Materials - 1 .88%
Cemex SAB de CV 655,214 589
JSW Cement Ltd
(c),(d)
114,140 177
UltraTech Cement Ltd 2,173 299
Voltas Ltd 30,322 463
$ 1,528
Chemicals - 0 .32%
Orbia Advance Corp SAB de CV 265,000 257
Commercial Services - 1 .69%
GPS Participacoes e Empreendimentos SA
(c)
72,630 258
Humansoft Holding Co KSC 13,552 110
JSW Infrastructure Ltd 281,705 1,001
$ 1,369
Computers - 1 .02%
Elm Co 1,551 371
Globant SA
(d)
3,312 190
WNS Holdings Ltd
(d)
3,517 268
$ 829
Diversified Financial Services - 2 .22%
Bajaj Finance Ltd 48,320 544
Banco BTG Pactual SA 37,512 340
Intercorp Financial Services Inc 9,031 364
KB Financial Group Inc 6,646 549
$ 1,797
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0 .91%
Adani Energy Solutions Ltd
(d)
67,504 $ 664
Emirates Central Cooling Systems Corp 172,406 76
$ 740
Electrical Components & Equipment - 2 .29%
Delta Electronics Inc 66,000 1,859
Electronics - 1 .44%
Avalon Technologies Ltd
(c),(d)
19,532 222
E Ink Holdings Inc 85,000 675
Voltronic Power Technology Corp 9,000 275
$ 1,172
Engineering & Construction - 1 .26%
Cury Construtora e Incorporadora SA 84,800 551
L&T Technology Services Ltd
(c)
4,247 197
Samsung E&A Co Ltd 14,419 275
$ 1,023
Food - 2 .68%
Bid Corp Ltd 19,399 485
Gruma SAB de CV 13,304 248
Indofood Sukses Makmur Tbk PT 498,600 216
LT Foods Ltd 57,806 264
SM Investments Corp 5,155 65
WH Group Ltd
(c)
828,000 897
$ 2,175
Forest Products & Paper - 1 .03%
Suzano SA 89,000 834
Healthcare - Products - 0 .56%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd 55,500 304
Pegavision Corp 8,000 85
Universal Vision Biotechnology Co Ltd 13,000 68
$ 457
Healthcare - Services - 0 .45%
Bangkok Dusit Medical Services PCL 305,000 192
Hygeia Healthcare Holdings Co Ltd
(c),(d)
92,600 170
$ 362
Home Furnishings - 0 .46%
Anker Innovations Technology Co Ltd 21,696 372
Insurance - 3 .59%
AIA Group Ltd 151,200 1,449
China Pacific Insurance Group Co Ltd 179,000 711
Max Financial Services Ltd
(d)
24,673 438
PICC Property & Casualty Co Ltd 140,000 316
$ 2,914
Internet - 17 .46%
Alibaba Group Holding Ltd 204,092 4,564
Grab Holdings Ltd
(d)
149,466 900
JD.com Inc 37,750 661
Meituan
(c),(d)
43,820 585
MercadoLibre Inc
(d)
494 1,155
Tencent Holdings Ltd 68,400 5,828
Trip.com Group Ltd 6,113 464
$ 14,157
Iron & Steel - 0 .12%
Severstal PAO
(d)
9,865 —
Ternium SA ADR 2,835 98
$ 98
Leisure Products & Services - 0 .84%
Bajaj Auto Ltd 4,627 452
Yadea Group Holdings Ltd
(c)
128,000 228
$ 680
Lodging - 1 .07%
Atour Lifestyle Holdings Ltd ADR 23,115 869
Machinery - Diversified - 0 .41%
WEG SA 48,600 333
Metal Fabrication & Hardware - 0 .50%
APL Apollo Tubes Ltd 21,340 405

Schedule of Investments
Global Emerging Markets Account
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 3 .44%
Anglogold Ashanti Plc 7,720 $ 539
Capstone Copper Corp
(d)
54,200 460
Impala Platinum Holdings Ltd 95,455 1,217
Ivanhoe Mines Ltd
(d)
29,100 309
Polyus PJSC
(d)
1,080 —
Shandong Gold Mining Co Ltd
(c)
56,000 265
$ 2,790
Miscellaneous Manufacturers - 0 .65%
Escorts Kubota Ltd 8,817 342
Zhuzhou CRRC Times Electric Co Ltd 33,600 185
$ 527
Oil & Gas - 1 .43%
ADNOC Drilling Co PJSC 133,824 205
HD Hyundai Co Ltd 2,021 224
PRIO SA/Brazil
(d)
12,800 92
Reliance Industries Ltd 32,854 505
Saudi Arabian Oil Co
(c)
19,800 130
$ 1,156
Pharmaceuticals - 1 .33%
Caplin Point Laboratories Ltd 14,728 327
Hansoh Pharmaceutical Group Co Ltd
(c)
104,000 482
Richter Gedeon Nyrt 3,919 119
Simcere Pharmaceutical Group Ltd
(c)
91,000 148
$ 1,076
Pipelines - 0 .25%
Gaztransport Et Technigaz SA 1,101 204
Real Estate - 0 .62%
China Resources Land Ltd 87,500 341
Sun Hung Kai Properties Ltd 13,500 162
$ 503
Retail - 1 .22%
CP ALL PCL 268,700 391
El Puerto de Liverpool SAB de CV 22,011 111
Jumbo SA 6,026 207
Yum China Holdings Inc 6,350 278
$ 987
Semiconductors - 21 .36%
Alchip Technologies Ltd 3,000 345
ASE Technology Holding Co Ltd 49,000 268
ASML Holding NV - NY Reg Shares 247 239
ASPEED Technology Inc 1,000 166
MediaTek Inc 22,000 954
Samsung Electronics Co Ltd 51,090 3,063
SK Hynix Inc 6,604 1,637
Taiwan Semiconductor Manufacturing Co Ltd 245,164 10,649
$ 17,321
Software - 1 .42%
NetEase Inc 37,900 1,151
Telecommunications - 2 .55%
Accton Technology Corp 26,000 899
Xiaomi Corp
(c),(d)
168,200 1,169
$ 2,068
Textiles - 0 .14%
SLC Agricola SA 37,556 116
Transportation - 0 .33%
Blue Dart Express Ltd 836 54
JD Logistics Inc
(c),(d)
127,400 214
$ 268
Water - 0 .34%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
11,100 276
TOTAL COMMON STOCKS $ 79,958
PREFERRED STOCKS - 0 .82 % Shares Held Value (000's)
Automobile Manufacturers - 0 .31%
Hyundai Motor Co 13,100.00% 2,130 $ 253
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 0 .51%
Petroleo Brasileiro SA - Petrobras 0.80% 70,100 $ 413
TOTAL PREFERRED STOCKS $ 666
Total Investments $ 81,410
Other Assets and Liabilities -  (0.39)% (316)
TOTAL NET ASSETS - 100.00% $ 81,094
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,468 or 6.74% of net assets.
(d) Non-income producing security

Schedule of Investments
Global Emerging Markets Account
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 854 $ 14,166 $ 14,234 $ 786
$ 854 $ 14,166 $ 14,234 $ 786
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 36 $ — $ — $ —
$ 36 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .53 % Shares Held Value (000's)
Money Market Funds - 0 .53%
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b)
584,809 $ 585
TOTAL INVESTMENT COMPANIES $ 585
BONDS - 22 .47%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 6 .32%
AmeriCredit Automobile Receivables Trust 2024-1
4.99%, 02/18/2028 $ 270 $ 270
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 92 92
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 237 237
BofA Auto Trust 2024-1
5.57%, 12/15/2026
(c)
37 36
BofA Auto Trust 2025-1
4.94%, 11/22/2027
(c)
350 350
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 368 369
Drive Auto Receivables Trust 2025-1
4.87%, 08/15/2028 726 728
GM Financial Automobile Leasing Trust 2024-3
4.86%, 01/20/2027 643 644
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 290 291
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 343 344
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 35 35
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 299 299
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 739 740
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 1,195 1,199
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(c)
33 33
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
85 85
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(c)
1,215 1,218
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 6,970
Credit Card Asset Backed Securities - 4 .00%
BA Credit Card Trust
5.00%, 04/15/2028 1,050 1,051
Citibank Credit Card Issuance Trust
5.23%, 12/08/2027 750 751
Discover Card Execution Note Trust
4.31%, 03/15/2028 1,365 1,367
5.03%, 10/15/2027 1,250 1,250
$ 4,419
Mortgage Backed Securities - 12 .15%
Chase Home Lending Mortgage Trust 2025-8
5.50%, 06/25/2056
(c),(d)
1,431 1,436
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(d)
80 72
Fannie Mae Grantor Trust 2005-T1
4.62%, 05/25/2035 92 88
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
441 59
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
1.53%, 10/25/2049
(e)
$ 1,866 $ 246
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.53%, 05/25/2050
(e)
1,986 239
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.58%, 08/25/2049
(e)
2,910 333
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 09/25/2049
(e)
829 110
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 11/25/2049
(e)
1,388 166
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.60%, 06/25/2050
(e)
1,325 163
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.68%, 09/25/2047
(e)
2,613 323
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.70%, 06/25/2045
(e)
797 56
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.23%, 12/25/2042
(e)
996 141
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
3.00%, 10/25/2040
(e)
118 2
3.00%, 04/25/2042 45 44
3.00%, 05/25/2048 65 58
3.00%, 01/25/2051
(e)
1,557 268
7.00%, 04/25/2032 27 28
Freddie Mac REMICS
1.50%, 04/15/2028 90 88
1.58%, 09/25/2049
(e)
2,482 293
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 10/25/2049
(e)
2,137 259
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 11/25/2049
(e)
891 105
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.63%, 05/15/2038
(e)
624 33
1.00 x 12 Month Treasury Average Index +
0.00%
3.00%, 04/15/2046 81 75
Ginnie Mae
1.85%, 06/20/2046
(e)
247 32
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.85%, 08/20/2047
(e)
1,644 215
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.86%, 09/20/2050
(e)
1,119 173
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.89%, 12/20/2043
(e)
550 64
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
1.95%, 10/20/2045
(e)
669 84
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%

Schedule of Investments
Government & High Quality Bond Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.95%, 11/20/2047
(e)
$ 489 $ 70
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.05%, 08/20/2050
(e)
1,781 261
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.05%, 11/20/2050
(e)
1,111 169
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.05%, 07/20/2051
(e)
1,170 170
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.05%, 08/20/2051
(e)
1,445 210
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(e)
889 145
3.00%, 11/20/2050
(e)
1,630 277
3.00%, 11/20/2050
(e)
2,487 421
3.00%, 12/20/2050
(e)
1,027 174
3.50%, 10/20/2049
(e)
1,471 301
4.00%, 02/20/2044
(e)
358 14
4.00%, 04/20/2044
(e)
297 16
4.00%, 01/20/2046
(e)
134 5
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
98 89
JP Morgan Mortgage Trust 2017-3
3.79%, 08/25/2047
(c),(d)
401 374
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(c),(d)
789 792
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(c),(d)
1,246 1,259
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(c),(d)
387 388
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(d)
591 589
New Residential Mortgage Loan Trust 2015-2
5.28%, 08/25/2055
(c),(d)
439 438
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
60 59
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
328 310
Sequoia Mortgage Trust 2023-4
6.00%, 11/25/2053
(c),(d)
732 734
Sequoia Mortgage Trust 2024-1
5.88%, 01/25/2054
(c),(d)
417 418
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
472 474
$ 13,410
TOTAL BONDS $ 24,799
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 83 .84%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2 .32%
3.00%, 05/01/2043 $ 262 $ 242
3.00%, 10/01/2046 325 297
3.50%, 02/01/2044 255 241
4.00%, 01/01/2043 302 294
4.00%, 06/01/2043 340 330
4.00%, 10/01/2045 409 398
4.50%, 11/01/2043 268 268
5.00%, 02/01/2033 31 31
5.00%, 06/01/2033 58 59
5.00%, 01/01/2034 118 120
5.00%, 07/01/2035 2 2
5.00%, 07/01/2035 29 29
5.00%, 07/01/2035 6 6
5.00%, 10/01/2035 10 10
5.50%, 03/01/2033 28 28
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 04/01/2038 $ 2 $ 2
5.50%, 05/01/2038 9 9
6.00%, 05/01/2031 3 3
6.00%, 12/01/2031 3 3
6.00%, 11/01/2033 15 16
6.00%, 09/01/2034 13 14
6.00%, 02/01/2035 7 8
6.00%, 10/01/2036 15 16
6.00%, 03/01/2037 18 19
6.00%, 01/01/2038 27 28
6.00%, 04/01/2038 7 7
6.35%, 09/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
6.50%, 10/01/2028 2 2
6.50%, 11/01/2028 1 1
6.50%, 12/01/2028 1 1
6.50%, 07/01/2031 11 11
6.50%, 08/01/2031 1 1
6.50%, 10/01/2031 2 2
6.50%, 10/01/2031 5 5
6.50%, 12/01/2031 3 3
6.50%, 02/01/2032 3 3
6.50%, 05/01/2032 8 9
7.00%, 01/01/2028 1 1
7.00%, 04/01/2028 2 2
7.00%, 10/01/2031 2 2
7.00%, 10/01/2031 1 2
7.00%, 04/01/2032 13 14
7.50%, 10/01/2030 2 2
7.50%, 02/01/2031 1 1
8.00%, 10/01/2030 2 3
8.50%, 07/01/2029 8 8
$ 2,556
Federal National Mortgage Association (FNMA) - 0 .11%
5.50%, 05/01/2033 5 6
6.00%, 05/01/2037 89 91
6.30%, 12/01/2033 15 15
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.70%
6.50%, 11/01/2032 4 4
6.52%, 12/01/2032 5 5
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
7.00%, 08/01/2028 2 2
7.00%, 12/01/2028 2 2
$ 125
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 56 .95%
2.00%, 10/01/2050 676 552
2.00%, 11/01/2051 1,510 1,237
2.00%, 11/01/2051 1,187 962
2.00%, 12/01/2051 2,315 1,898
2.00%, 12/01/2051 2,315 1,892
2.00%, 01/01/2052 1,874 1,539
2.00%, 01/01/2052 1,529 1,249
2.00%, 03/01/2052 1,587 1,290
2.50%, 02/01/2051 2,169 1,867
2.50%, 07/01/2051 2,824 2,420
2.50%, 12/01/2051 1,895 1,644
2.50%, 04/01/2052 3,972 3,436
3.00%, 10/01/2042 598 550
3.00%, 10/01/2046 410 371
3.00%, 11/01/2046 784 708
3.00%, 01/01/2050 776 689
3.00%, 08/01/2050 558 495
3.00%, 09/01/2050 916 814
3.00%, 06/01/2052 1,562 1,387

Schedule of Investments
Government & High Quality Bond Account
September 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2042 $ 430 $ 409
3.50%, 02/01/2043 196 186
3.50%, 03/01/2045 206 194
3.50%, 11/01/2048 874 822
3.50%, 08/01/2050 731 682
3.50%, 04/01/2052 1,132 1,041
4.00%, 02/01/2041 434 422
4.00%, 08/01/2044 200 195
4.00%, 10/01/2044 574 557
4.00%, 11/01/2044 201 195
4.00%, 08/01/2045 286 278
4.00%, 08/01/2046 503 484
4.00%, 07/01/2047 397 384
4.00%, 07/01/2052 343 324
4.50%, 08/01/2039 520 523
4.50%, 10/01/2043 336 333
4.50%, 09/01/2045 227 226
4.50%, 10/01/2045 331 330
4.50%, 11/01/2045 549 547
4.50%, 08/01/2052 793 775
4.50%, 10/01/2052 713 695
4.50%, 01/01/2054 756 740
5.00%, 05/01/2033 309 314
5.00%, 04/01/2035 35 36
5.00%, 04/01/2035 31 32
5.00%, 07/01/2035 1 2
5.00%, 02/01/2038 134 138
5.00%, 02/01/2040 421 435
5.00%, 07/01/2041 307 314
5.00%, 09/01/2052 737 740
5.00%, 04/01/2053 1,630 1,626
5.00%, 04/01/2053 1,809 1,802
5.00%, 06/01/2053 1,940 1,932
5.00%, 11/01/2054 925 925
5.00%, 11/01/2054 791 785
5.00%, 01/01/2055 675 674
5.00%, 02/01/2055 483 482
5.50%, 06/01/2033 16 16
5.50%, 03/01/2038 35 37
5.50%, 07/01/2053 875 891
5.50%, 11/01/2053 863 881
5.50%, 11/01/2053 1,037 1,055
5.50%, 03/01/2054 691 701
5.50%, 05/01/2054 791 804
5.50%, 10/01/2054 1,243 1,266
5.50%, 02/01/2055 1,677 1,705
5.50%, 04/01/2055 735 746
5.50%, 06/01/2055 442 450
5.50%, 08/01/2055 806 816
5.50%, 10/01/2055
(f)
1,000 1,008
6.00%, 11/01/2028 5 5
6.00%, 12/01/2031 1 1
6.00%, 01/01/2033 14 15
6.00%, 07/01/2037 42 44
6.00%, 11/01/2037 2 3
6.00%, 12/01/2037 1 1
6.00%, 03/01/2038 27 29
6.00%, 04/01/2054 822 852
6.00%, 05/01/2054 788 814
6.00%, 06/01/2054 581 601
6.00%, 09/01/2054 570 590
6.00%, 09/01/2054 973 1,003
6.00%, 11/01/2054 963 994
6.50%, 03/01/2029 1 1
6.50%, 06/01/2031 6 6
6.50%, 08/01/2032 3 3
6.50%, 02/01/2033 4 4
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 12/01/2036 $ 8 $ 8
6.50%, 07/01/2037 9 9
6.50%, 02/01/2038 11 12
6.50%, 10/01/2053 752 783
6.50%, 05/01/2054 585 612
6.50%, 04/01/2055 488 512
7.00%, 10/01/2029 2 2
7.00%, 05/01/2031 2 2
7.00%, 11/01/2031 4 4
$ 62,865
Government National Mortgage Association (GNMA) - 20 .27%
2.00%, 01/20/2051 1,263 1,045
2.00%, 02/20/2051 435 360
2.50%, 06/20/2050 1,969 1,697
3.00%, 02/20/2047 336 304
3.50%, 06/20/2043 259 238
3.50%, 06/20/2046 34 32
4.00%, 07/20/2047 259 252
4.00%, 04/20/2052 713 676
4.50%, 07/15/2040 137 136
4.50%, 08/20/2048 816 807
4.50%, 05/20/2052 946 925
4.50%, 06/20/2053 523 510
4.50%, 10/20/2055
(f)
1,500 1,454
5.00%, 12/20/2052 2,066 2,070
5.00%, 05/20/2053 977 975
5.00%, 09/20/2053 821 818
5.00%, 10/20/2053 830 830
5.00%, 02/20/2054 366 365
5.50%, 11/15/2033 15 16
5.50%, 05/20/2035 35 36
5.50%, 08/20/2053 710 719
5.50%, 04/20/2054 1,488 1,503
5.50%, 10/20/2055
(f)
5,450 5,491
6.00%, 06/20/2028 2 2
6.00%, 07/20/2028 1 1
6.00%, 02/20/2029 1 1
6.00%, 03/20/2029 2 2
6.00%, 07/20/2029 2 2
6.00%, 07/20/2033 31 32
6.00%, 04/20/2054 986 1,006
6.50%, 03/20/2031 2 2
6.50%, 04/20/2031 3 3
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 19 21
7.00%, 01/15/2029 3 3
7.00%, 03/15/2029 2 2
7.00%, 05/15/2031 2 2
7.00%, 09/15/2031 11 11
7.00%, 06/15/2032 18 20
$ 22,370
U.S. Treasury - 1 .79%
3.50%, 04/30/2030 2,000 1,981
U.S. Treasury Bill - 2 .40%
4.22%, 10/16/2025
(g)
2,650 2,646
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 92,543
Total Investments $ 117,927
Other Assets and Liabilities -  (6.84)% (7,550)
TOTAL NET ASSETS - 100.00% $ 110,377

Schedule of Investments
Government & High Quality Bond Account
September 30, 2025 (unaudited)

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,095 or 8.24% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 2,761 $ 40,921 $ 43,097 $ 585
$ 2,761 $ 40,921 $ 43,097 $ 585
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 61 $ — $ — $ —
$ 61 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; December 2025 Long 16 $ 1,800 $ (16)
US 2 Year Treasury Note; December 2025 Short 27 5,627 (3)
US 5 Year Treasury  Note; December 2025 Short 32 3,494 —
US Long Bond; December 2025 Long 18 2,099 37
Total $ 18
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 2 .58 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
iShares Russell 1000 Growth ETF 1,600 $ 749
Money Market Funds - 2 .46%
BlackRock Liquidity FedFund - Institutional Class
4.02%
(a),(b)
56,717 57
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(c)
15,482,205 15,482
$ 15,539
TOTAL INVESTMENT COMPANIES $ 16,288
CONVERTIBLE PREFERRED STOCKS
- 0 .10 % Shares Held Value (000's)
Automobile Manufacturers - 0 .04%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 264
Chemicals - 0 .01%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 90
Software - 0 .05%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 223
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 75
$ 298
TOTAL CONVERTIBLE PREFERRED STOCKS $ 652
COMMON STOCKS - 97 .29 % Shares Held Value (000's)
Advertising - 0 .64%
Trade Desk Inc/The
(d)
82,884 $ 4,062
Aerospace & Defense - 2 .08%
Boeing Co/The
(d)
12,301 2,654
FTAI Aviation Ltd 255 43
General Electric Co 2,633 792
HEICO Corp 106 34
HEICO Corp - Class A 187 47
Howmet Aerospace Inc 22,192 4,355
Karman Holdings Inc
(d)
77 6
Leonardo DRS Inc 86 4
Loar Holdings Inc
(d)
94 8
Lockheed Martin Corp 145 72
Rocket Lab Corp
(d)
1,035 50
Spirit AeroSystems Holdings Inc
(d)
35 1
StandardAero Inc
(d)
37 1
TransDigm Group Inc 3,863 5,092
$ 13,159
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
50 2
Airlines - 0 .00%
Alaska Air Group Inc
(d)
61 3
American Airlines Group Inc
(d)
108 1
Southwest Airlines Co 130 4
$ 8
Apparel - 0 .02%
Birkenstock Holding Plc
(d)
46 2
Deckers Outdoor Corp
(d)
370 37
On Holding AG
(d)
551 23
Ralph Lauren Corp 8 3
Tapestry Inc 474 54
$ 119
Automobile Manufacturers - 0 .49%
Tesla Inc
(d)
6,904 3,070
Automobile Parts & Equipment - 0 .00%
Allison Transmission Holdings Inc 41 3
Banks - 0 .05%
Bank of America Corp 1,342 69
Bank of New York Mellon Corp/The 124 14
Citigroup Inc 816 83
Goldman Sachs Group Inc/The 41 33
NU Holdings Ltd/Cayman Islands
(d)
8,383 134
Pinnacle Financial Partners Inc 15 1
Popular Inc 18 2
Western Alliance Bancorp 55 5
$ 341
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .08%
Celsius Holdings Inc
(d)
394 $ 23
Coca-Cola Co/The 4,759 316
Coca-Cola Consolidated Inc 20 2
Monster Beverage Corp
(d)
1,746 117
PepsiCo Inc 469 66
$ 524
Biotechnology - 0 .49%
Alnylam Pharmaceuticals Inc
(d)
313 143
Amgen Inc 993 280
Apellis Pharmaceuticals Inc
(d)
259 6
Argenx SE ADR
(d)
2,898 2,137
Exelixis Inc
(d)
515 21
Gilead Sciences Inc 839 93
Halozyme Therapeutics Inc
(d)
294 22
Incyte Corp
(d)
98 8
Insmed Inc
(d)
436 63
Ionis Pharmaceuticals Inc
(d)
347 23
Sarepta Therapeutics Inc
(d)
202 4
Summit Therapeutics Inc
(d),(g)
281 6
Ultragenyx Pharmaceutical Inc
(d)
229 7
Vertex Pharmaceuticals Inc
(d)
644 252
Viking Therapeutics Inc
(d)
31 1
$ 3,066
Building Materials - 0 .97%
AAON Inc
(g)
167 16
Armstrong World Industries Inc 31 6
Carlisle Cos Inc 15 5
Eagle Materials Inc 6 1
James Hardie Industries PLC
(d)
224 4
Lennox International Inc 79 42
Simpson Manufacturing Co Inc 10 2
Trane Technologies PLC 14,321 6,043
$ 6,119
Chemicals - 0 .04%
Ecolab Inc 153 42
Sherwin-Williams Co/The 528 183
$ 225
Commercial Services - 3 .64%
Adyen NV ADR
(d)
48,020 768
Affirm Holdings Inc
(d)
400 29
Automatic Data Processing Inc 945 277
Avis Budget Group Inc
(d),(g)
17 3
Block Inc
(d)
112,845 8,155
Booz Allen Hamilton Holding Corp 296 30
Bright Horizons Family Solutions Inc
(d)
22 2
Cintas Corp 34,819 7,147
Corpay Inc
(d)
170 49
Equifax Inc 8,488 2,177
Grand Canyon Education Inc
(d)
19 4
H&R Block Inc 66 3
Moody's Corp 388 185
Morningstar Inc 38 9
NIQ Global Intelligence Plc
(d)
60 1
Paylocity Holding Corp
(d)
100 16
Quanta Services Inc 285 118
Rollins Inc 702 41
S&P Global Inc 7,992 3,890
Shift4 Payments Inc
(d)
159 12
Toast Inc
(d)
1,130 41
U-Haul Holding Co
(d)
11 1
U-Haul Holding Co 101 5
Valvoline Inc
(d)
270 10
Verisk Analytics Inc 210 53
WEX Inc
(d)
10 2
WillScot Holdings Corp 132 3
$ 23,031

Schedule of Investments
LargeCap Growth Account I
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 6 .10%
Apple Inc 148,595 $ 37,837
Crowdstrike Holdings Inc
(d)
611 300
Dell Technologies Inc 107 15
ExlService Holdings Inc
(d)
380 17
Fortinet Inc
(d)
1,593 134
Gartner Inc
(d)
187 49
Globant SA
(d)
13 1
KBR Inc 29 1
Kyndryl Holdings Inc
(d)
43 1
Lumentum Holdings Inc
(d)
15 3
NetApp Inc 192 23
Okta Inc
(d)
156 14
Pure Storage Inc
(d)
666 56
Rubrik Inc
(d)
173 14
Super Micro Computer Inc
(d)
588 28
Zscaler Inc
(d)
244 73
$ 38,566
Consumer Products - 0 .01%
Kimberly-Clark Corp 299 37
Cosmetics & Personal Care - 0 .01%
Colgate-Palmolive Co 953 76
Distribution & Wholesale - 0 .05%
Copart Inc
(d)
2,063 93
Core & Main Inc
(d)
264 14
Fastenal Co 2,361 116
Pool Corp 17 5
RB Global Inc 32 3
SiteOne Landscape Supply Inc
(d)
35 5
WW Grainger Inc 95 91
$ 327
Diversified Financial Services - 5 .06%
Ally Financial Inc 79 3
American Express Co 451 150
Ameriprise Financial Inc 217 107
Apollo Global Management Inc 719 96
Ares Management Corp 8,581 1,372
Blue Owl Capital Inc 1,529 26
Brookfield Asset Management Ltd 316 18
Charles Schwab Corp/The 373 36
Circle Internet Group Inc
(d),(g)
19 2
Coinbase Global Inc
(d)
52 18
Credit Acceptance Corp
(d),(g)
3 1
Freedom Holding Corp/NV
(d),(g)
37 6
Hamilton Lane Inc 63 8
Houlihan Lokey Inc 49 10
Interactive Brokers Group Inc - A Shares 65 4
Jefferies Financial Group Inc 90 6
Lazard Inc 62 3
LPL Financial Holdings Inc 199 66
Mastercard Inc 33,993 19,336
SLM Corp 83 2
SoFi Technologies Inc
(d)
384 10
TPG Inc 310 18
Tradeweb Markets Inc 17,091 1,897
UWM Holdings Corp 108 1
Visa Inc 25,742 8,788
XP Inc 105 2
$ 31,986
Electric - 0 .04%
NRG Energy Inc 473 77
Vistra Corp 847 166
$ 243
Electrical Components & Equipment - 0 .82%
Generac Holdings Inc
(d)
30,848 5,164
Electronics - 1 .41%
Amphenol Corp 71,610 8,862
Jabil Inc 172 37
$ 8,899
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0 .00%
Enphase Energy Inc
(d)
305 $ 11
Engineering & Construction - 0 .02%
Comfort Systems USA Inc 88 72
EMCOR Group Inc 39 25
MasTec Inc
(d)
32 7
TopBuild Corp
(d)
7 3
$ 107
Entertainment - 0 .77%
Churchill Downs Inc 132 13
DraftKings Inc
(d)
125,161 4,681
Flutter Entertainment PLC
(d)
363 92
Light & Wonder Inc
(d)
198 17
Live Nation Entertainment Inc
(d)
395 64
TKO Group Holdings Inc 73 15
Vail Resorts Inc 74 11
$ 4,893
Environmental Control - 0 .74%
Tetra Tech Inc 120 4
Veralto Corp 42,126 4,491
Waste Management Inc 926 205
$ 4,700
Food - 0 .01%
Hershey Co/The 46 9
Performance Food Group Co
(d)
46 5
Sprouts Farmers Market Inc
(d)
244 26
Sysco Corp 650 53
$ 93
Healthcare - Products - 4 .46%
Boston Scientific Corp
(d)
637 62
Caris Life Sciences Inc
(d),(g)
30 1
Danaher Corp 7,382 1,464
Exact Sciences Corp
(d)
30 2
IDEXX Laboratories Inc
(d)
202 129
Inspire Medical Systems Inc
(d)
69 5
Insulet Corp
(d)
175 54
Intuitive Surgical Inc
(d)
29,973 13,404
Masimo Corp
(d)
108 16
Natera Inc
(d)
14,319 2,305
Penumbra Inc
(d)
90 23
Repligen Corp
(d)
20 3
ResMed Inc 83 23
Sonova Holding AG ADR 24,996 1,361
Stryker Corp 10,271 3,797
Tempus AI Inc
(d),(g)
198 16
Waters Corp
(d)
77 23
West Pharmaceutical Services Inc 20,922 5,488
$ 28,176
Healthcare - Services - 1 .16%
Chemed Corp 5 2
Cigna Group/The 9,525 2,745
DaVita Inc
(d)
91 12
HCA Healthcare Inc 89 38
Medpace Holdings Inc
(d)
55 28
Molina Healthcare Inc
(d)
70 14
Sotera Health Co
(d)
43 1
UnitedHealth Group Inc 13,041 4,503
$ 7,343
Home Furnishings - 0 .01%
SharkNinja Inc
(d)
35 4
Somnigroup International Inc 505 42
$ 46
Insurance - 1 .11%
Aon PLC 486 173
Arthur J Gallagher & Co 37 12
Brown & Brown Inc 71 7
Equitable Holdings Inc 753 38
Everest Group Ltd 15 5
Kinsale Capital Group Inc 53 23

Schedule of Investments
LargeCap Growth Account I
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Group Inc
(d)
6 $ 12
Marsh & McLennan Cos Inc 146 29
Progressive Corp/The 27,120 6,697
RLI Corp 14 1
Ryan Specialty Holdings Inc 252 14
$ 7,011
Internet - 21 .01%
Airbnb Inc
(d)
1,064 129
Alphabet Inc - A Shares 84,248 20,481
Alphabet Inc - C Shares 42,351 10,314
Amazon.com Inc
(d)
136,218 29,910
AppLovin Corp
(d)
5,847 4,201
Booking Holdings Inc 799 4,314
CDW Corp/DE 23 4
Chewy Inc
(d)
533 21
Coupang Inc
(d)
97,745 3,147
DoorDash Inc - Class A
(d)
898 244
Etsy Inc
(d)
142 9
Expedia Group Inc 303 65
Gen Digital Inc 144 4
GoDaddy Inc
(d)
343 47
Lyft Inc
(d)
186 4
MercadoLibre Inc
(d)
1,043 2,437
Meta Platforms Inc 36,953 27,138
Netflix Inc
(d)
14,358 17,214
Palo Alto Networks Inc
(d)
1,644 335
Pinterest Inc
(d)
734 24
Reddit Inc
(d)
291 67
Robinhood Markets Inc
(d)
247 35
Roku Inc
(d)
41 4
Shopify Inc
(d)
14,655 2,178
Spotify Technology SA
(d)
385 269
Trump Media & Technology Group Corp
(d),(g)
218 4
Uber Technologies Inc
(d)
103,906 10,180
Wayfair Inc
(d)
48 4
$ 132,783
Iron & Steel - 0 .00%
Carpenter Technology Corp 24 6
Steel Dynamics Inc 33 4
$ 10
Leisure Products & Services - 0 .05%
Carnival Corp
(d)
834 24
Norwegian Cruise Line Holdings Ltd
(d)
1,000 25
Planet Fitness Inc
(d)
202 21
Royal Caribbean Cruises Ltd 634 205
Viking Holdings Ltd
(d)
437 27
$ 302
Lodging - 1 .51%
Choice Hotels International Inc
(g)
24 3
Hilton Worldwide Holdings Inc 36,109 9,368
Las Vegas Sands Corp 767 41
Marriott International Inc/MD 436 114
Travel + Leisure Co 59 3
Wyndham Hotels & Resorts Inc 163 13
$ 9,542
Machinery - Construction & Mining - 0 .10%
BWX Technologies Inc 39 7
Caterpillar Inc 143 68
GE Vernova Inc 684 421
Vertiv Holdings Co 952 144
$ 640
Machinery - Diversified - 0 .24%
Ingersoll Rand Inc 18,321 1,514
Rockwell Automation Inc 24 8
$ 1,522
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .00%
FactSet Research Systems Inc 8 $ 2
Liberty Broadband Corp - A Shares
(d)
12 1
Liberty Broadband Corp - C Shares
(d)
57 4
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
21 2
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
157 16
Nexstar Media Group Inc 5 1
$ 26
Metal Fabrication & Hardware - 0 .00%
RBC Bearings Inc
(d)
18 7
Mining - 0 .00%
Anglogold Ashanti Plc 146 10
Miscellaneous Manufacturers - 0 .04%
3M Co 215 34
Axon Enterprise Inc
(d)
187 134
Illinois Tool Works Inc 239 62
$ 230
Oil & Gas - 0 .01%
HF Sinclair Corp 46 2
Phillips 66 70 10
Texas Pacific Land Corp 48 45
$ 57
Oil & Gas Services - 0 .00%
Schlumberger NV 298 10
Pharmaceuticals - 2 .26%
AbbVie Inc 4,433 1,027
Bristol-Myers Squibb Co 981 44
Cardinal Health Inc 300 47
Cencora Inc 458 143
Corcept Therapeutics Inc
(d)
225 19
Dexcom Inc
(d)
978 66
Eli Lilly & Co 8,722 6,655
McKesson Corp 289 223
Neurocrine Biosciences Inc
(d)
207 29
Zoetis Inc 41,359 6,051
$ 14,304
Pipelines - 0 .03%
Cheniere Energy Inc 249 58
Targa Resources Corp 537 90
Williams Cos Inc/The 155 10
$ 158
Private Equity - 0 .06%
Blackstone Inc 1,832 313
KKR & Co Inc 422 55
$ 368
Real Estate - 0 .97%
CBRE Group Inc
(d)
78 12
CoStar Group Inc
(d)
72,310 6,101
Jones Lang LaSalle Inc
(d)
31 9
$ 6,122
REITs - 0 .05%
American Tower Corp 1,170 225
Lamar Advertising Co 219 27
Public Storage 52 15
Simon Property Group Inc 179 33
Sun Communities Inc 59 8
UDR Inc 52 2
$ 310
Retail - 2 .26%
AutoZone Inc
(d)
7 30
BJ's Wholesale Club Holdings Inc
(d)
47 4
Burlington Stores Inc
(d)
158 40
Carvana Co
(d)
331 125
Casey's General Stores Inc 15 8
Cava Group Inc
(d)
239 14
Chipotle Mexican Grill Inc
(d)
49,338 1,934
Costco Wholesale Corp 11,198 10,365

Schedule of Investments
LargeCap Growth Account I
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Darden Restaurants Inc 278 $ 53
Domino's Pizza Inc 23 10
Dutch Bros Inc
(d)
278 15
Ferguson Enterprises Inc 30 7
Floor & Decor Holdings Inc
(d)
81 6
Freshpet Inc
(d)
39 2
Home Depot Inc/The 1,900 770
Lithia Motors Inc 8 2
Lululemon Athletica Inc
(d)
151 27
McDonald's Corp 101 31
Murphy USA Inc 43 17
O'Reilly Automotive Inc
(d)
1,962 211
Restaurant Brands International Inc 515 33
RH
(d)
8 2
Ross Stores Inc 155 24
Starbucks Corp 376 32
Texas Roadhouse Inc 165 27
TJX Cos Inc/The 1,400 202
Tractor Supply Co 1,331 76
Ulta Beauty Inc
(d)
27 15
Walmart Inc 1,088 112
Wendy's Co/The 208 2
Williams-Sonoma Inc 43 8
Wingstop Inc 67 17
Yum! Brands Inc 234 36
$ 14,257
Semiconductors - 15 .46%
Advanced Micro Devices Inc
(d)
13,429 2,173
Applied Materials Inc 570 117
Astera Labs Inc
(d)
317 62
Broadcom Inc 49,484 16,325
Entegris Inc 34,162 3,158
KLA Corp 333 359
Lam Research Corp 3,203 429
Lattice Semiconductor Corp
(d)
31,787 2,330
MACOM Technology Solutions Holdings Inc
(d)
38 5
Marvell Technology Inc 82,266 6,916
Monolithic Power Systems Inc 116 107
NVIDIA Corp 324,317 60,511
NXP Semiconductors NV 21,774 4,959
Onto Innovation Inc
(d)
32 4
QUALCOMM Inc 617 103
Texas Instruments Inc 931 171
$ 97,729
Software - 21 .76%
Adobe Inc
(d)
1,065 376
Appfolio Inc
(d)
55 15
Atlassian Corp
(d)
405 65
Autodesk Inc
(d)
23,693 7,526
Bentley Systems Inc 378 20
Broadridge Financial Solutions Inc 265 63
Cadence Design Systems Inc
(d)
17,706 6,220
Cloudflare Inc
(d)
772 166
Confluent Inc
(d)
677 13
Datadog Inc
(d)
57,375 8,170
Dayforce Inc
(d)
29,963 2,064
Docusign Inc
(d)
380 27
DoubleVerify Holdings Inc
(d)
191 2
Doximity Inc
(d)
334 24
Dropbox Inc - A Shares
(d)
129 4
Duolingo Inc
(d)
94 30
Dynatrace Inc
(d)
26,535 1,286
Elastic NV
(d)
217 18
Fair Isaac Corp
(d)
3,690 5,522
Fiserv Inc
(d)
374 48
Gitlab Inc
(d)
315 14
Guidewire Software Inc
(d)
209 48
HubSpot Inc
(d)
5,795 2,711
Intuit Inc 25,264 17,252
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Magic Leap Inc
(d),(e),(f)
371 $ —
Manhattan Associates Inc
(d)
149 31
Microsoft Corp 111,079 57,534
MongoDB Inc
(d)
5,590 1,735
MSCI Inc 92 52
nCino Inc
(d)
44 1
Nutanix Inc
(d)
150 11
Oracle Corp 4,144 1,166
Palantir Technologies Inc
(d)
5,465 997
Paychex Inc 252 32
Paycom Software Inc 67 14
Pegasystems Inc 70 4
Procore Technologies Inc
(d)
275 20
PTC Inc
(d)
36 7
RingCentral Inc
(d)
210 6
ROBLOX Corp
(d)
1,530 212
Salesforce Inc 261 62
Samsara Inc
(d)
140,196 5,222
SentinelOne Inc
(d)
493 9
ServiceNow Inc
(d)
14,632 13,466
Snowflake Inc - Class A
(d)
782 176
Strategy Inc
(d)
36 12
Stripe Inc - Class B
(d),(e),(f)
5,754 204
Synopsys Inc
(d)
338 167
Take-Two Interactive Software Inc
(d)
154 40
Teradata Corp
(d)
64 1
Twilio Inc
(d)
58 6
Tyler Technologies Inc
(d)
89 47
Unity Software Inc
(d)
54 2
Veeva Systems Inc
(d)
15,053 4,484
Workday Inc
(d)
538 130
$ 137,534
Telecommunications - 1 .19%
Arista Networks Inc
(d)
45,074 6,568
AST SpaceMobile Inc
(d)
445 22
Ciena Corp
(d)
5,620 819
GCI Liberty Inc - Class A
(d)
2 —
GCI Liberty Inc - Class C
(d)
13 —
Iridium Communications Inc 28 1
Motorola Solutions Inc 175 80
Ubiquiti Inc 11 7
$ 7,497
Transportation - 0 .01%
Old Dominion Freight Line Inc 31 4
Union Pacific Corp 118 28
XPO Inc
(d)
57 8
$ 40
TOTAL COMMON STOCKS $ 614,865
Total Investments $ 631,805
Other Assets and Liabilities -  0.03% 162
TOTAL NET ASSETS - 100.00% $ 631,967
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $57 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Schedule of Investments
LargeCap Growth Account I
September 30, 2025 (unaudited)

(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $56 or 0.01% of net assets.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 12,206 $ 141,028 $ 137,752 $ 15,482
$ 12,206 $ 141,028 $ 137,752 $ 15,482
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 406 $ — $ — $ —
$ 406 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 228 223 0.04%
Rappi Inc - Series E   0.00% 09/08/2020 306 75 0.01%
Sila Nano Series F   0.00% 01/07/2021 203 90 0.01%
Stripe Inc - Class B 12/17/2019 90 204 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 214 264 0.04%
Total $ 856 0.13%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2025 Long 14 $ 4,717 $ 64
Total $ 64
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .74 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .30%
iShares Core S&P 500 ETF 11,216 $ 7,507
Money Market Funds - 1 .44%
BlackRock Liquidity FedFund - Institutional Class
4.02%
(a),(b)
539,447 539
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(c)
36,265,481 36,265
$ 36,804
TOTAL INVESTMENT COMPANIES $ 44,311
COMMON STOCKS - 98 .53 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 16,131 $ 450
Omnicom Group Inc 8,532 696
Trade Desk Inc/The
(d)
19,627 962
$ 2,108
Aerospace & Defense - 2 .05%
Boeing Co/The
(d)
33,300 7,187
General Dynamics Corp 11,119 3,792
General Electric Co 46,702 14,049
Howmet Aerospace Inc 17,754 3,484
L3Harris Technologies Inc 8,240 2,516
Lockheed Martin Corp 9,048 4,517
Northrop Grumman Corp 5,928 3,612
RTX Corp 58,948 9,864
TransDigm Group Inc 2,482 3,271
$ 52,292
Agriculture - 0 .70%
Altria Group Inc 73,981 4,887
Archer-Daniels-Midland Co 21,159 1,264
Bunge Global SA 6,166 501
Philip Morris International Inc 68,551 11,119
$ 17,771
Airlines - 0 .15%
Delta Air Lines Inc 28,566 1,621
Southwest Airlines Co 23,130 738
United Airlines Holdings Inc
(d)
14,257 1,376
$ 3,735
Apparel - 0 .23%
Deckers Outdoor Corp
(d)
6,533 662
NIKE Inc 52,318 3,648
Ralph Lauren Corp 1,705 535
Tapestry Inc 9,166 1,038
$ 5,883
Automobile Manufacturers - 2 .53%
Cummins Inc 6,069 2,563
Ford Motor Co 172,148 2,059
General Motors Co 41,930 2,556
PACCAR Inc 23,126 2,274
Tesla Inc
(d)
123,580 54,959
$ 64,411
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
9,590 827
Banks - 4 .50%
Bank of America Corp 300,096 15,482
Bank of New York Mellon Corp/The 31,058 3,384
Citigroup Inc 81,072 8,229
Citizens Financial Group Inc 18,997 1,010
Fifth Third Bancorp 29,150 1,299
Goldman Sachs Group Inc/The 13,332 10,617
Huntington Bancshares Inc/OH 64,554 1,115
JPMorgan Chase & Co 121,096 38,197
KeyCorp 41,047 767
M&T Bank Corp 6,883 1,360
Morgan Stanley 53,429 8,493
Northern Trust Corp 8,422 1,134
PNC Financial Services Group Inc/The 17,344 3,485
Regions Financial Corp 39,297 1,036
State Street Corp 12,494 1,450
Truist Financial Corp 56,786 2,596
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 68,533 $ 3,312
Wells Fargo & Co 141,076 11,825
$ 114,791
Beverages - 0 .97%
Brown-Forman Corp - B Shares 7,755 210
Coca-Cola Co/The 170,576 11,313
Constellation Brands Inc 6,288 847
Keurig Dr Pepper Inc 59,824 1,526
Molson Coors Beverage Co 7,460 337
Monster Beverage Corp
(d)
31,390 2,113
PepsiCo Inc 60,293 8,467
$ 24,813
Biotechnology - 0 .93%
Amgen Inc 23,709 6,691
Biogen Inc
(d)
6,456 904
Corteva Inc 29,908 2,023
Gilead Sciences Inc 54,644 6,065
Incyte Corp
(d)
7,222 613
Moderna Inc
(d)
15,249 394
Regeneron Pharmaceuticals Inc 4,487 2,523
Vertex Pharmaceuticals Inc
(d)
11,292 4,422
$ 23,635
Building Materials - 0 .59%
Builders FirstSource Inc
(d)
4,868 590
Carrier Global Corp 35,229 2,103
Johnson Controls International plc 28,819 3,169
Lennox International Inc 1,408 746
Martin Marietta Materials Inc 2,656 1,674
Masco Corp 9,221 649
Mohawk Industries Inc
(d)
2,298 296
Trane Technologies PLC 9,800 4,135
Vulcan Materials Co 5,819 1,790
$ 15,152
Chemicals - 1 .00%
Air Products and Chemicals Inc 9,801 2,673
Albemarle Corp 5,182 420
CF Industries Holdings Inc 7,134 640
Dow Inc 31,218 716
DuPont de Nemours Inc 18,441 1,436
Eastman Chemical Co 5,058 319
Ecolab Inc 11,240 3,078
International Flavors & Fragrances Inc 11,287 695
Linde PLC 20,651 9,809
LyondellBasell Industries NV 11,333 556
Mosaic Co/The 13,978 485
PPG Industries Inc 9,940 1,045
Sherwin-Williams Co/The 10,212 3,536
$ 25,408
Commercial Services - 1 .32%
Automatic Data Processing Inc 17,837 5,235
Block Inc
(d)
24,202 1,749
Cintas Corp 15,085 3,096
Corpay Inc
(d)
3,110 896
Equifax Inc 5,452 1,399
Global Payments Inc 10,685 888
Moody's Corp 6,795 3,238
PayPal Holdings Inc
(d)
42,075 2,822
Quanta Services Inc 6,563 2,720
Rollins Inc 12,380 727
S&P Global Inc 13,763 6,699
United Rentals Inc 2,834 2,705
Verisk Analytics Inc 6,153 1,547
$ 33,721
Computers - 8 .11%
Accenture PLC - Class A 27,430 6,764
Apple Inc 653,552 166,414
Cognizant Technology Solutions Corp 21,509 1,443
Crowdstrike Holdings Inc
(d)
10,977 5,383

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Dell Technologies Inc 13,351 $ 1,893
EPAM Systems Inc
(d)
2,453 370
Fortinet Inc
(d)
28,683 2,412
Gartner Inc
(d)
3,336 877
Hewlett Packard Enterprise Co 57,789 1,419
HP Inc 41,366 1,126
International Business Machines Corp 41,024 11,575
Leidos Holdings Inc 5,651 1,068
NetApp Inc 8,813 1,044
Seagate Technology Holdings PLC 9,367 2,211
Super Micro Computer Inc
(d)
22,079 1,059
Western Digital Corp 15,279 1,834
$ 206,892
Consumer Products - 0 .16%
Avery Dennison Corp 3,434 557
Church & Dwight Co Inc 10,729 940
Clorox Co/The 5,387 664
Kimberly-Clark Corp 14,612 1,817
$ 3,978
Cosmetics & Personal Care - 0 .82%
Colgate-Palmolive Co 35,594 2,845
Estee Lauder Cos Inc/The 10,315 909
Kenvue Inc 84,514 1,372
Procter & Gamble Co/The
(e)
103,156 15,850
$ 20,976
Distribution & Wholesale - 0 .27%
Copart Inc
(d)
39,175 1,762
Fastenal Co 50,542 2,478
LKQ Corp 11,332 346
Pool Corp 1,447 449
WW Grainger Inc 1,937 1,846
$ 6,881
Diversified Financial Services - 3 .92%
American Express Co 23,904 7,940
Ameriprise Financial Inc 4,151 2,039
Apollo Global Management Inc 20,263 2,701
Blackrock Inc 6,342 7,394
Capital One Financial Corp 28,163 5,987
Cboe Global Markets Inc 4,607 1,130
Charles Schwab Corp/The 75,144 7,174
CME Group Inc 15,871 4,288
Coinbase Global Inc
(d)
9,958 3,361
Franklin Resources Inc 13,491 312
Interactive Brokers Group Inc - A Shares 19,607 1,349
Intercontinental Exchange Inc 25,210 4,247
Invesco Ltd 19,641 451
Mastercard Inc 36,353 20,678
Nasdaq Inc 19,962 1,766
Raymond James Financial Inc 7,815 1,349
Synchrony Financial 16,386 1,164
T Rowe Price Group Inc 9,677 993
Visa Inc 74,809 25,538
$ 99,861
Electric - 2 .18%
AES Corp/The 31,358 413
Alliant Energy Corp 11,316 763
Ameren Corp 11,908 1,243
American Electric Power Co Inc 23,552 2,650
CenterPoint Energy Inc 28,752 1,116
CMS Energy Corp 13,183 966
Consolidated Edison Inc 15,883 1,596
Constellation Energy Corp 13,759 4,528
Dominion Energy Inc 37,585 2,299
DTE Energy Co 9,143 1,293
Duke Energy Corp 34,247 4,238
Edison International 16,948 937
Entergy Corp 19,660 1,832
Evergy Inc 10,136 770
Eversource Energy 16,342 1,163
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 44,480 $ 2,002
FirstEnergy Corp 22,884 1,048
NextEra Energy Inc 90,690 6,846
NRG Energy Inc 8,519 1,380
PG&E Corp 96,791 1,460
Pinnacle West Capital Corp 5,260 472
PPL Corp 32,568 1,210
Public Service Enterprise Group Inc 21,980 1,834
Sempra 28,735 2,586
Southern Co/The 48,446 4,591
Vistra Corp 14,027 2,748
WEC Energy Group Inc 14,173 1,624
Xcel Energy Inc 26,045 2,100
$ 55,708
Electrical Components & Equipment - 0 .47%
AMETEK Inc 10,171 1,912
Eaton Corp PLC 17,145 6,417
Emerson Electric Co 24,786 3,251
Generac Holdings Inc
(d)
2,585 433
$ 12,013
Electronics - 0 .94%
Allegion plc 3,780 670
Amphenol Corp 53,766 6,653
Fortive Corp 14,901 730
Garmin Ltd 7,204 1,774
Honeywell International Inc 27,961 5,886
Hubbell Inc 2,341 1,007
Jabil Inc 4,727 1,026
Keysight Technologies Inc
(d)
7,580 1,326
Mettler-Toledo International Inc
(d)
908 1,115
TE Connectivity PLC 13,013 2,857
Trimble Inc
(d)
10,481 856
$ 23,900
Energy - Alternate Sources - 0 .04%
First Solar Inc
(d)
4,724 1,042
Engineering & Construction - 0 .08%
EMCOR Group Inc 1,970 1,280
Jacobs Solutions Inc 5,265 789
$ 2,069
Entertainment - 0 .07%
Live Nation Entertainment Inc
(d)
6,947 1,135
TKO Group Holdings Inc 3,037 613
$ 1,748
Environmental Control - 0 .30%
Pentair PLC 7,220 800
Republic Services Inc 8,938 2,051
Veralto Corp 10,929 1,165
Waste Management Inc 16,320 3,604
$ 7,620
Food - 0 .58%
Campbell's Company/The
(f)
8,665 274
Conagra Brands Inc 21,098 386
General Mills Inc 23,548 1,187
Hershey Co/The 6,523 1,220
Hormel Foods Corp 12,836 318
J M Smucker Co/The 4,699 510
Kellanova 11,841 971
Kraft Heinz Co/The 37,531 977
Kroger Co/The 26,788 1,806
Lamb Weston Holdings Inc 6,138 356
McCormick & Co Inc/MD 11,144 746
Mondelez International Inc 56,984 3,560
Sysco Corp 21,029 1,732
Tyson Foods Inc 12,585 683
$ 14,726
Forest Products & Paper - 0 .04%
International Paper Co 23,253 1,079

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 7,068 $ 1,207
NiSource Inc 20,737 898
$ 2,105
Hand & Machine Tools - 0 .05%
Snap-on Inc 2,298 796
Stanley Black & Decker Inc 6,817 507
$ 1,303
Healthcare - Products - 2 .57%
Abbott Laboratories 76,648 10,266
Agilent Technologies Inc 12,510 1,606
Align Technology Inc
(d)
2,968 372
Baxter International Inc 22,619 515
Bio-Techne Corp 6,903 384
Boston Scientific Corp
(d)
65,255 6,371
Cooper Cos Inc/The
(d)
8,787 602
Danaher Corp 28,066 5,564
Edwards Lifesciences Corp
(d)
25,856 2,011
GE HealthCare Technologies Inc 20,107 1,510
Hologic Inc
(d)
9,796 661
IDEXX Laboratories Inc
(d)
3,524 2,252
Insulet Corp
(d)
3,101 957
Intuitive Surgical Inc
(d)
15,788 7,061
Medtronic PLC 56,426 5,374
ResMed Inc 6,449 1,765
Revvity Inc 5,112 448
Solventum Corp
(d)
6,491 474
STERIS PLC 4,338 1,073
Stryker Corp 15,153 5,602
Thermo Fisher Scientific Inc 16,630 8,066
Waters Corp
(d)
2,622 786
West Pharmaceutical Services Inc 3,167 831
Zimmer Biomet Holdings Inc 8,725 859
$ 65,410
Healthcare - Services - 1 .19%
Centene Corp
(d)
20,547 733
Charles River Laboratories International Inc
(d)
2,168 339
Cigna Group/The 11,756 3,389
DaVita Inc
(d)
1,575 209
Elevance Health Inc 9,917 3,204
HCA Healthcare Inc 7,214 3,074
Humana Inc 5,297 1,378
IQVIA Holdings Inc
(d)
7,485 1,422
Labcorp Holdings Inc 3,660 1,051
Molina Healthcare Inc
(d)
2,387 457
Quest Diagnostics Inc 4,925 938
UnitedHealth Group Inc 39,886 13,773
Universal Health Services Inc 2,484 508
$ 30,475
Home Builders - 0 .22%
DR Horton Inc 12,211 2,069
Lennar Corp - A Shares 10,024 1,264
NVR Inc
(d)
127 1,020
PulteGroup Inc 8,689 1,148
$ 5,501
Insurance - 3 .43%
Aflac Inc 21,198 2,368
Allstate Corp/The 11,604 2,491
American International Group Inc 24,398 1,916
Aon PLC 9,496 3,386
Arch Capital Group Ltd 16,369 1,485
Arthur J Gallagher & Co 11,290 3,497
Assurant Inc 2,222 481
Berkshire Hathaway Inc - Class B
(d)
80,756 40,599
Brown & Brown Inc 12,902 1,210
Chubb Ltd 16,330 4,609
Cincinnati Financial Corp 6,887 1,089
Erie Indemnity Co 1,117 355
Everest Group Ltd 1,848 647
Globe Life Inc 3,568 510
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 12,383 $ 1,652
Loews Corp 7,491 752
Marsh & McLennan Cos Inc 21,651 4,363
MetLife Inc 24,602 2,027
Principal Financial Group Inc 8,928 740
Progressive Corp/The 25,817 6,376
Prudential Financial Inc 15,502 1,608
Travelers Cos Inc/The 9,915 2,769
W R Berkley Corp 13,197 1,011
Willis Towers Watson PLC 4,296 1,484
$ 87,425
Internet - 13 .70%
Airbnb Inc
(d)
18,896 2,294
Alphabet Inc - A Shares 256,174 62,276
Alphabet Inc - C Shares 205,653 50,087
Amazon.com Inc
(d)
427,397 93,843
AppLovin Corp
(d)
11,921 8,566
Booking Holdings Inc 1,428 7,710
CDW Corp/DE 5,772 919
DoorDash Inc - Class A
(d)
16,301 4,434
eBay Inc 20,127 1,830
Expedia Group Inc 5,206 1,113
F5 Inc
(d)
2,530 818
Gen Digital Inc 24,680 701
GoDaddy Inc
(d)
6,098 834
Match Group Inc 10,597 374
Meta Platforms Inc 95,520 70,148
Netflix Inc
(d)
18,714 22,437
Palo Alto Networks Inc
(d)
29,414 5,989
Robinhood Markets Inc
(d)
34,083 4,880
Uber Technologies Inc
(d)
91,840 8,998
VeriSign Inc 3,703 1,035
$ 349,286
Iron & Steel - 0 .09%
Nucor Corp 10,109 1,369
Steel Dynamics Inc 6,094 850
$ 2,219
Leisure Products & Services - 0 .21%
Carnival Corp
(d)
47,812 1,383
Norwegian Cruise Line Holdings Ltd
(d)
19,902 490
Royal Caribbean Cruises Ltd 11,123 3,599
$ 5,472
Lodging - 0 .27%
Hilton Worldwide Holdings Inc 10,358 2,687
Las Vegas Sands Corp 13,604 732
Marriott International Inc/MD 9,923 2,584
MGM Resorts International
(d)
8,991 312
Wynn Resorts Ltd 3,719 477
$ 6,792
Machinery - Construction & Mining - 0 .67%
Caterpillar Inc 20,632 9,845
GE Vernova Inc 11,989 7,372
$ 17,217
Machinery - Diversified - 0 .58%
Deere & Co 11,093 5,072
Dover Corp 6,040 1,008
IDEX Corp 3,316 540
Ingersoll Rand Inc 15,929 1,316
Nordson Corp 2,365 537
Otis Worldwide Corp 17,285 1,580
Rockwell Automation Inc 4,952 1,731
Westinghouse Air Brake Technologies Corp 7,529 1,509
Xylem Inc/NY 10,720 1,581
$ 14,874
Media - 0 .77%
Charter Communications Inc
(d)
4,091 1,126
Comcast Corp - Class A 162,185 5,096
FactSet Research Systems Inc 1,666 477

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - A Shares 9,247 $ 583
Fox Corp - B Shares 5,810 333
News Corp - A Shares 16,579 509
News Corp - B Shares 4,899 169
Paramount Skydance Corp
(f)
13,598 257
Walt Disney Co/The 79,180 9,066
Warner Bros Discovery Inc
(d)
109,028 2,130
$ 19,746
Mining - 0 .26%
Freeport-McMoRan Inc 63,230 2,480
Newmont Corp 48,376 4,078
$ 6,558
Miscellaneous Manufacturers - 0 .61%
3M Co 23,456 3,640
A O Smith Corp 5,031 369
Axon Enterprise Inc
(d)
3,456 2,480
Illinois Tool Works Inc 11,683 3,047
Parker-Hannifin Corp 5,628 4,267
Teledyne Technologies Inc
(d)
2,065 1,210
Textron Inc 7,849 663
$ 15,676
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(d)
2,240 666
Oil & Gas - 2 .27%
APA Corp 15,756 382
Chevron Corp 84,756 13,162
ConocoPhillips 55,002 5,203
Coterra Energy Inc 33,609 795
Devon Energy Corp 27,957 980
Diamondback Energy Inc 8,285 1,185
EOG Resources Inc 24,046 2,696
EQT Corp 27,482 1,496
Expand Energy Corp 10,486 1,114
Exxon Mobil Corp 187,749 21,169
Marathon Petroleum Corp 13,389 2,581
Occidental Petroleum Corp 31,647 1,495
Phillips 66 17,798 2,421
Texas Pacific Land Corp 849 793
Valero Energy Corp 13,681 2,329
$ 57,801
Oil & Gas Services - 0 .21%
Baker Hughes Co 43,417 2,115
Halliburton Co 37,549 924
Schlumberger NV 65,704 2,258
$ 5,297
Packaging & Containers - 0 .13%
Amcor PLC 101,524 830
Ball Corp 11,985 604
Packaging Corp of America 3,936 858
Smurfit WestRock PLC 22,993 979
$ 3,271
Pharmaceuticals - 4 .08%
AbbVie Inc 77,798 18,013
Becton Dickinson & Co 12,622 2,363
Bristol-Myers Squibb Co 89,639 4,043
Cardinal Health Inc 10,516 1,651
Cencora Inc 8,537 2,668
CVS Health Corp 55,856 4,211
Dexcom Inc
(d)
17,271 1,162
Eli Lilly & Co 35,011 26,713
Henry Schein Inc
(d)
4,540 301
Johnson & Johnson 106,062 19,666
McKesson Corp 5,478 4,232
Merck & Co Inc 110,000 9,232
Pfizer Inc 250,385 6,380
Viatris Inc 51,345 508
Zoetis Inc 19,518 2,856
$ 103,999
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .37%
Kinder Morgan Inc 86,114 $ 2,438
ONEOK Inc 27,733 2,023
Targa Resources Corp 9,477 1,588
Williams Cos Inc/The 53,780 3,407
$ 9,456
Private Equity - 0 .37%
Blackstone Inc 32,460 5,546
KKR & Co Inc 30,211 3,926
$ 9,472
Real Estate - 0 .14%
CBRE Group Inc
(d)
12,907 2,034
CoStar Group Inc
(d)
18,658 1,574
$ 3,608
REITs - 1 .77%
Alexandria Real Estate Equities Inc 6,854 571
American Tower Corp 20,621 3,966
AvalonBay Communities Inc 6,262 1,210
BXP Inc 6,485 482
Camden Property Trust 4,705 502
Crown Castle Inc 19,178 1,850
Digital Realty Trust Inc 14,117 2,441
Equinix Inc 4,310 3,376
Equity Residential 15,303 991
Essex Property Trust Inc 2,837 759
Extra Space Storage Inc 9,348 1,317
Federal Realty Investment Trust 3,456 350
Healthpeak Properties Inc 30,605 586
Host Hotels & Resorts Inc 28,160 479
Invitation Homes Inc 24,837 728
Iron Mountain Inc 13,007 1,326
Kimco Realty Corp 29,824 652
Mid-America Apartment Communities Inc 5,156 720
Prologis Inc 40,872 4,681
Public Storage 6,955 2,009
Realty Income Corp 40,264 2,448
Regency Centers Corp 7,196 525
SBA Communications Corp 4,729 914
Simon Property Group Inc 14,377 2,698
UDR Inc 13,280 495
Ventas Inc 20,013 1,401
VICI Properties Inc 46,961 1,531
Welltower Inc 29,453 5,247
Weyerhaeuser Co 31,775 788
$ 45,043
Retail - 4 .22%
AutoZone Inc
(d)
737 3,162
Best Buy Co Inc 8,655 654
CarMax Inc
(d)
6,609 297
Chipotle Mexican Grill Inc
(d)
59,051 2,314
Costco Wholesale Corp 19,531 18,078
Darden Restaurants Inc 5,155 981
Dollar General Corp 9,692 1,002
Dollar Tree Inc
(d)
8,548 807
Domino's Pizza Inc 1,376 594
Genuine Parts Co 6,126 849
Home Depot Inc/The 43,817 17,754
Lowe's Cos Inc 24,682 6,203
Lululemon Athletica Inc
(d)
4,803 855
McDonald's Corp 31,427 9,550
O'Reilly Automotive Inc
(d)
37,368 4,029
Ross Stores Inc 14,405 2,195
Starbucks Corp 50,060 4,235
Target Corp 20,011 1,795
TJX Cos Inc/The 49,132 7,101
Tractor Supply Co 23,339 1,327
Ulta Beauty Inc
(d)
1,980 1,083
Walmart Inc 193,295 19,921
Williams-Sonoma Inc 5,417 1,059

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 12,223 $ 1,858
$ 107,703
Semiconductors - 13 .53%
Advanced Micro Devices Inc
(d)
71,469 11,563
Analog Devices Inc 21,854 5,370
Applied Materials Inc 35,341 7,236
Broadcom Inc 207,136 68,336
Intel Corp
(d)
192,758 6,467
KLA Corp 5,812 6,269
Lam Research Corp 55,737 7,463
Microchip Technology Inc 23,768 1,526
Micron Technology Inc 49,286 8,247
Monolithic Power Systems Inc 2,110 1,943
NVIDIA Corp 1,074,544 200,488
NXP Semiconductors NV 11,104 2,529
ON Semiconductor Corp
(d)
18,012 888
QUALCOMM Inc 47,498 7,902
Skyworks Solutions Inc 6,537 503
Teradyne Inc 7,006 964
Texas Instruments Inc 40,038 7,356
$ 345,050
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 1,729 498
Software - 10 .93%
Adobe Inc
(d)
18,681 6,590
Akamai Technologies Inc
(d)
6,314 478
Autodesk Inc
(d)
9,424 2,994
Broadridge Financial Solutions Inc 5,158 1,228
Cadence Design Systems Inc
(d)
12,000 4,215
Datadog Inc
(d)
14,235 2,027
Dayforce Inc
(d)
7,033 484
Electronic Arts Inc 9,918 2,000
Fair Isaac Corp
(d)
1,058 1,583
Fidelity National Information Services Inc 23,006 1,517
Fiserv Inc
(d)
23,940 3,087
Intuit Inc 12,285 8,390
Jack Henry & Associates Inc 3,207 478
Microsoft Corp 327,347 169,549
MSCI Inc 3,408 1,934
Oracle Corp 72,980 20,525
Palantir Technologies Inc
(d)
100,155 18,270
Paychex Inc 14,277 1,810
Paycom Software Inc 2,204 459
PTC Inc
(d)
5,276 1,071
Roper Technologies Inc 4,740 2,364
Salesforce Inc 42,102 9,978
ServiceNow Inc
(d)
9,161 8,431
Synopsys Inc
(d)
8,150 4,021
Take-Two Interactive Software Inc
(d)
7,635 1,973
Tyler Technologies Inc
(d)
1,906 997
Workday Inc
(d)
9,513 2,290
$ 278,743
Telecommunications - 1 .84%
Arista Networks Inc
(d)
45,388 6,613
AT&T Inc 314,895 8,893
Cisco Systems Inc 174,394 11,932
Corning Inc 34,328 2,816
Motorola Solutions Inc 7,338 3,356
T-Mobile US Inc 21,311 5,101
Verizon Communications Inc 185,682 8,161
$ 46,872
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 5,866 445
Transportation - 0 .79%
CH Robinson Worldwide Inc 5,201 689
CSX Corp 82,101 2,915
Expeditors International of Washington Inc 5,977 733
FedEx Corp 9,558 2,254
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 3,368 $ 452
Norfolk Southern Corp 9,881 2,968
Old Dominion Freight Line Inc 8,146 1,147
Union Pacific Corp 26,118 6,173
United Parcel Service Inc 32,415 2,708
$ 20,039
Water - 0 .05%
American Water Works Co Inc 8,592 1,196
TOTAL COMMON STOCKS $ 2,512,258
Total Investments $ 2,556,569
Other Assets and Liabilities -  (0.27)% (6,987)
TOTAL NET ASSETS - 100.00% $ 2,549,582
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $539 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$9,503 or 0.37% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $526 or 0.02% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 85,468 $ 424,867 $ 474,070 $ 36,265
$ 85,468 $ 424,867 $ 474,070 $ 36,265
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 1,582 $ — $ — $ —
$ 1,582 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2025 Long 108 $ 36,389 $ 503
Total $ 503
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 7 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .34%
iShares Core S&P 500 ETF 4,516 $ 3,023
Money Market Funds - 4 .67%
BlackRock Liquidity FedFund - Institutional Class
4.02%
(a),(b)
12,789 13
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(c)
6,010,245 6,010
$ 6,023
TOTAL INVESTMENT COMPANIES $ 9,046
COMMON STOCKS - 92 .18 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 764 $ 21
Omnicom Group Inc 404 33
Trade Desk Inc/The
(d)
929 46
$ 100
Aerospace & Defense - 1 .92%
Boeing Co/The
(d)
1,577 340
General Dynamics Corp 527 180
General Electric Co 2,211 665
Howmet Aerospace Inc 841 165
L3Harris Technologies Inc 390 119
Lockheed Martin Corp 429 214
Northrop Grumman Corp 282 172
RTX Corp 2,791 467
TransDigm Group Inc 118 156
$ 2,478
Agriculture - 0 .65%
Altria Group Inc 3,502 231
Archer-Daniels-Midland Co 1,002 60
Bunge Global SA 290 24
Philip Morris International Inc 3,245 526
$ 841
Airlines - 0 .14%
Delta Air Lines Inc 1,352 77
Southwest Airlines Co 1,095 35
United Airlines Holdings Inc
(d)
675 65
$ 177
Apparel - 0 .22%
Deckers Outdoor Corp
(d)
310 31
NIKE Inc 2,475 173
Ralph Lauren Corp 81 25
Tapestry Inc 433 49
$ 278
Automobile Manufacturers - 2 .36%
Cummins Inc 288 122
Ford Motor Co 8,149 97
General Motors Co 1,985 121
PACCAR Inc 1,094 108
Tesla Inc
(d)
5,851 2,602
$ 3,050
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
453 39
Banks - 4 .21%
Bank of America Corp 14,204 733
Bank of New York Mellon Corp/The 1,471 160
Citigroup Inc 3,837 389
Citizens Financial Group Inc 899 48
Fifth Third Bancorp 1,380 62
Goldman Sachs Group Inc/The 633 504
Huntington Bancshares Inc/OH 3,053 53
JPMorgan Chase & Co 5,733 1,808
KeyCorp 1,943 36
M&T Bank Corp 326 64
Morgan Stanley 2,530 402
Northern Trust Corp 399 54
PNC Financial Services Group Inc/The 821 165
Regions Financial Corp 1,861 49
State Street Corp 592 69
Truist Financial Corp 2,688 123
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 3,244 $ 157
Wells Fargo & Co 6,679 560
$ 5,436
Beverages - 0 .91%
Brown-Forman Corp - B Shares 367 10
Coca-Cola Co/The 8,074 535
Constellation Brands Inc 298 40
Keurig Dr Pepper Inc 2,832 72
Molson Coors Beverage Co 353 16
Monster Beverage Corp
(d)
1,484 100
PepsiCo Inc 2,854 401
$ 1,174
Biotechnology - 0 .87%
Amgen Inc 1,122 317
Biogen Inc
(d)
305 43
Corteva Inc 1,416 96
Gilead Sciences Inc 2,587 287
Incyte Corp
(d)
340 29
Moderna Inc
(d)
720 18
Regeneron Pharmaceuticals Inc 213 120
Vertex Pharmaceuticals Inc
(d)
534 209
$ 1,119
Building Materials - 0 .56%
Builders FirstSource Inc
(d)
230 28
Carrier Global Corp 1,668 99
Johnson Controls International plc 1,365 150
Lennox International Inc 68 36
Martin Marietta Materials Inc 127 80
Masco Corp 436 31
Mohawk Industries Inc
(d)
106 14
Trane Technologies PLC 465 196
Vulcan Materials Co 276 85
$ 719
Chemicals - 0 .93%
Air Products and Chemicals Inc 463 126
Albemarle Corp 246 20
CF Industries Holdings Inc 338 30
Dow Inc 1,480 34
DuPont de Nemours Inc 873 68
Eastman Chemical Co 241 15
Ecolab Inc 530 145
International Flavors & Fragrances Inc 535 33
Linde PLC 979 465
LyondellBasell Industries NV 538 27
Mosaic Co/The 664 23
PPG Industries Inc 470 50
Sherwin-Williams Co/The 483 167
$ 1,203
Commercial Services - 1 .24%
Automatic Data Processing Inc 845 248
Block Inc
(d)
1,146 83
Cintas Corp 714 147
Corpay Inc
(d)
147 42
Equifax Inc 258 66
Global Payments Inc 506 42
Moody's Corp 322 153
PayPal Holdings Inc
(d)
1,992 134
Quanta Services Inc 311 129
Rollins Inc 586 34
S&P Global Inc 653 318
United Rentals Inc 135 129
Verisk Analytics Inc 291 73
$ 1,598
Computers - 7 .59%
Accenture PLC - Class A 1,298 320
Apple Inc 30,936 7,877
Cognizant Technology Solutions Corp 1,019 68
Crowdstrike Holdings Inc
(d)
521 255

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Dell Technologies Inc 631 $ 89
EPAM Systems Inc
(d)
116 18
Fortinet Inc
(d)
1,356 114
Gartner Inc
(d)
158 42
Hewlett Packard Enterprise Co 2,736 67
HP Inc 1,959 53
International Business Machines Corp 1,942 548
Leidos Holdings Inc 268 51
NetApp Inc 418 50
Seagate Technology Holdings PLC 443 105
Super Micro Computer Inc
(d)
1,046 50
Western Digital Corp 723 87
$ 9,794
Consumer Products - 0 .15%
Avery Dennison Corp 163 26
Church & Dwight Co Inc 508 45
Clorox Co/The 255 31
Kimberly-Clark Corp 692 86
$ 188
Cosmetics & Personal Care - 0 .77%
Colgate-Palmolive Co 1,686 135
Estee Lauder Cos Inc/The 490 43
Kenvue Inc 4,001 65
Procter & Gamble Co/The 4,883 750
$ 993
Distribution & Wholesale - 0 .25%
Copart Inc
(d)
1,853 83
Fastenal Co 2,393 117
LKQ Corp 539 17
Pool Corp 69 21
WW Grainger Inc 93 89
$ 327
Diversified Financial Services - 3 .66%
American Express Co 1,130 375
Ameriprise Financial Inc 197 97
Apollo Global Management Inc 957 128
Blackrock Inc 301 351
Capital One Financial Corp 1,334 284
Cboe Global Markets Inc 217 53
Charles Schwab Corp/The 3,557 340
CME Group Inc 751 203
Coinbase Global Inc
(d)
469 158
Franklin Resources Inc 638 15
Interactive Brokers Group Inc - A Shares 926 64
Intercontinental Exchange Inc 1,194 201
Invesco Ltd 930 21
Mastercard Inc 1,721 979
Nasdaq Inc 944 83
Raymond James Financial Inc 370 64
Synchrony Financial 775 55
T Rowe Price Group Inc 458 47
Visa Inc 3,542 1,209
$ 4,727
Electric - 2 .04%
AES Corp/The 1,490 20
Alliant Energy Corp 535 36
Ameren Corp 563 59
American Electric Power Co Inc 1,114 125
CenterPoint Energy Inc 1,361 53
CMS Energy Corp 625 46
Consolidated Edison Inc 753 76
Constellation Energy Corp 651 214
Dominion Energy Inc 1,780 109
DTE Energy Co 433 61
Duke Energy Corp 1,621 201
Edison International 803 44
Entergy Corp 931 87
Evergy Inc 481 37
Eversource Energy 772 55
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 2,106 $ 95
FirstEnergy Corp 1,082 50
NextEra Energy Inc 4,293 324
NRG Energy Inc 403 65
PG&E Corp 4,581 69
Pinnacle West Capital Corp 249 22
PPL Corp 1,542 57
Public Service Enterprise Group Inc 1,041 87
Sempra 1,361 122
Southern Co/The 2,293 217
Vistra Corp 664 130
WEC Energy Group Inc 669 77
Xcel Energy Inc 1,232 99
$ 2,637
Electrical Components & Equipment - 0 .44%
AMETEK Inc 481 90
Eaton Corp PLC 811 304
Emerson Electric Co 1,173 154
Generac Holdings Inc
(d)
122 20
$ 568
Electronics - 0 .88%
Allegion plc 177 31
Amphenol Corp 2,544 315
Fortive Corp 705 35
Garmin Ltd 339 83
Honeywell International Inc 1,324 279
Hubbell Inc 111 48
Jabil Inc 223 48
Keysight Technologies Inc
(d)
359 63
Mettler-Toledo International Inc
(d)
44 54
TE Connectivity PLC 616 135
Trimble Inc
(d)
496 41
$ 1,132
Energy - Alternate Sources - 0 .04%
First Solar Inc
(d)
223 49
Engineering & Construction - 0 .08%
EMCOR Group Inc 92 60
Jacobs Solutions Inc 249 37
$ 97
Entertainment - 0 .06%
Live Nation Entertainment Inc
(d)
328 54
TKO Group Holdings Inc 141 28
$ 82
Environmental Control - 0 .28%
Pentair PLC 342 38
Republic Services Inc 423 97
Veralto Corp 518 55
Waste Management Inc 771 170
$ 360
Food - 0 .54%
Campbell's Company/The
(e)
411 13
Conagra Brands Inc 999 18
General Mills Inc 1,115 56
Hershey Co/The 309 58
Hormel Foods Corp 610 15
J M Smucker Co/The 221 24
Kellanova 562 46
Kraft Heinz Co/The 1,777 46
Kroger Co/The 1,268 86
Lamb Weston Holdings Inc 290 17
McCormick & Co Inc/MD 528 35
Mondelez International Inc 2,698 169
Sysco Corp 995 82
Tyson Foods Inc 596 32
$ 697
Forest Products & Paper - 0 .04%
International Paper Co 1,101 51

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 333 $ 57
NiSource Inc 983 42
$ 99
Hand & Machine Tools - 0 .05%
Snap-on Inc 109 38
Stanley Black & Decker Inc 322 24
$ 62
Healthcare - Products - 2 .40%
Abbott Laboratories 3,628 486
Agilent Technologies Inc 592 76
Align Technology Inc
(d)
140 18
Baxter International Inc 1,070 24
Bio-Techne Corp 327 18
Boston Scientific Corp
(d)
3,090 302
Cooper Cos Inc/The
(d)
416 29
Danaher Corp 1,329 263
Edwards Lifesciences Corp
(d)
1,224 95
GE HealthCare Technologies Inc 952 72
Hologic Inc
(d)
463 31
IDEXX Laboratories Inc
(d)
168 107
Insulet Corp
(d)
146 45
Intuitive Surgical Inc
(d)
748 335
Medtronic PLC 2,672 254
ResMed Inc 305 84
Revvity Inc 242 21
Solventum Corp
(d)
306 22
STERIS PLC 205 51
Stryker Corp 717 265
Thermo Fisher Scientific Inc 788 382
Waters Corp
(d)
124 37
West Pharmaceutical Services Inc 149 39
Zimmer Biomet Holdings Inc 414 41
$ 3,097
Healthcare - Services - 1 .12%
Centene Corp
(d)
973 35
Charles River Laboratories International Inc
(d)
102 16
Cigna Group/The 557 161
DaVita Inc
(d)
74 10
Elevance Health Inc 469 152
HCA Healthcare Inc 343 146
Humana Inc 250 65
IQVIA Holdings Inc
(d)
352 67
Labcorp Holdings Inc 174 50
Molina Healthcare Inc
(d)
111 21
Quest Diagnostics Inc 233 44
UnitedHealth Group Inc 1,889 652
Universal Health Services Inc 117 24
$ 1,443
Home Builders - 0 .20%
DR Horton Inc 577 98
Lennar Corp - A Shares 475 60
NVR Inc
(d)
6 48
PulteGroup Inc 412 54
$ 260
Insurance - 3 .21%
Aflac Inc 1,003 112
Allstate Corp/The 549 118
American International Group Inc 1,154 91
Aon PLC 449 160
Arch Capital Group Ltd 775 70
Arthur J Gallagher & Co 534 165
Assurant Inc 105 23
Berkshire Hathaway Inc - Class B
(d)
3,824 1,923
Brown & Brown Inc 609 57
Chubb Ltd 774 218
Cincinnati Financial Corp 325 51
Erie Indemnity Co 54 17
Everest Group Ltd 88 31
Globe Life Inc 169 24
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 586 $ 78
Loews Corp 354 36
Marsh & McLennan Cos Inc 1,025 207
MetLife Inc 1,164 96
Principal Financial Group Inc 422 35
Progressive Corp/The 1,223 302
Prudential Financial Inc 734 76
Travelers Cos Inc/The 469 131
W R Berkley Corp 625 48
Willis Towers Watson PLC 204 70
$ 4,139
Internet - 12 .81%
Airbnb Inc
(d)
894 108
Alphabet Inc - A Shares 12,126 2,948
Alphabet Inc - C Shares 9,735 2,371
Amazon.com Inc
(d)
20,229 4,442
AppLovin Corp
(d)
564 405
Booking Holdings Inc 68 367
CDW Corp/DE 274 44
DoorDash Inc - Class A
(d)
770 209
eBay Inc 952 87
Expedia Group Inc 246 53
F5 Inc
(d)
119 38
Gen Digital Inc 1,166 33
GoDaddy Inc
(d)
288 39
Match Group Inc 501 18
Meta Platforms Inc 4,522 3,321
Netflix Inc
(d)
887 1,063
Palo Alto Networks Inc
(d)
1,391 283
Robinhood Markets Inc
(d)
1,612 231
Uber Technologies Inc
(d)
4,347 426
VeriSign Inc 174 49
$ 16,535
Iron & Steel - 0 .08%
Nucor Corp 479 65
Steel Dynamics Inc 287 40
$ 105
Leisure Products & Services - 0 .20%
Carnival Corp
(d)
2,262 65
Norwegian Cruise Line Holdings Ltd
(d)
941 23
Royal Caribbean Cruises Ltd 525 170
$ 258
Lodging - 0 .25%
Hilton Worldwide Holdings Inc 491 127
Las Vegas Sands Corp 644 35
Marriott International Inc/MD 470 122
MGM Resorts International
(d)
425 15
Wynn Resorts Ltd 176 23
$ 322
Machinery - Construction & Mining - 0 .63%
Caterpillar Inc 978 467
GE Vernova Inc 568 349
$ 816
Machinery - Diversified - 0 .55%
Deere & Co 527 241
Dover Corp 286 48
IDEX Corp 156 26
Ingersoll Rand Inc 754 62
Nordson Corp 111 25
Otis Worldwide Corp 818 75
Rockwell
Automation
Inc 235 82
Westinghouse Air Brake Technologies Corp 356 71
Xylem Inc/NY 507 75
$ 705
Media - 0 .72%
Charter Communications Inc
(d)
194 53
Comcast Corp - Class A 7,676 241
FactSet Research Systems Inc 79 23

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - A Shares 438 $ 28
Fox Corp - B Shares 276 16
News Corp - A Shares 785 24
News Corp - B Shares 232 8
Paramount Skydance Corp 649 12
Walt Disney Co/The 3,748 429
Warner Bros Discovery Inc
(d)
5,159 101
$ 935
Mining - 0 .24%
Freeport-McMoRan Inc 2,993 117
Newmont Corp 2,290 193
$ 310
Miscellaneous Manufacturers - 0 .58%
3M Co 1,110 172
A O Smith Corp 238 18
Axon Enterprise Inc
(d)
163 117
Illinois Tool Works Inc 553 144
Parker-Hannifin Corp 267 202
Teledyne Technologies Inc
(d)
99 58
Textron Inc 372 32
$ 743
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
106 32
Oil & Gas - 2 .12%
APA Corp 745 18
Chevron Corp 4,012 623
ConocoPhillips 2,605 246
Coterra Energy Inc 1,591 38
Devon Energy Corp 1,324 46
Diamondback Energy Inc 390 56
EOG Resources Inc 1,138 128
EQT Corp 1,300 71
Expand Energy Corp 494 52
Exxon Mobil Corp 8,887 1,002
Marathon Petroleum Corp 633 122
Occidental Petroleum Corp 1,496 71
Phillips 66 843 115
Texas Pacific Land Corp 41 38
Valero Energy Corp 648 110
$ 2,736
Oil & Gas Services - 0 .19%
Baker Hughes Co 2,056 100
Halliburton Co 1,778 44
Schlumberger NV 3,111 107
$ 251
Packaging & Containers - 0 .12%
Amcor PLC 4,803 39
Ball Corp 567 29
Packaging Corp of America 185 40
Smurfit WestRock PLC 1,087 46
$ 154
Pharmaceuticals - 3 .81%
AbbVie Inc 3,683 853
Becton Dickinson & Co 598 112
Bristol-Myers Squibb Co 4,243 191
Cardinal Health Inc 498 78
Cencora Inc 402 126
CVS Health Corp 2,644 199
Dexcom Inc
(d)
817 55
Eli Lilly & Co 1,656 1,264
Henry Schein Inc
(d)
215 14
Johnson & Johnson 5,021 931
McKesson Corp 260 201
Merck & Co Inc 5,208 437
Pfizer Inc 11,852 302
Viatris Inc 2,430 24
Zoetis Inc 924 135
$ 4,922
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .35%
Kinder Morgan Inc 4,075 $ 116
ONEOK Inc 1,311 96
Targa Resources Corp 449 75
Williams Cos Inc/The 2,546 161
$ 448
Private Equity - 0 .35%
Blackstone Inc 1,535 262
KKR & Co Inc 1,429 186
$ 448
Real Estate - 0 .13%
CBRE Group Inc
(d)
611 96
CoStar Group Inc
(d)
882 75
$ 171
REITs - 1 .65%
Alexandria Real Estate Equities Inc 321 27
American Tower Corp 976 188
AvalonBay Communities Inc 296 57
BXP Inc 305 23
Camden Property Trust 222 24
Crown Castle Inc 908 88
Digital Realty Trust Inc 667 115
Equinix Inc 205 161
Equity Residential 723 47
Essex Property Trust Inc 134 36
Extra Space Storage Inc 443 62
Federal Realty Investment Trust 161 16
Healthpeak Properties Inc 1,449 28
Host Hotels & Resorts Inc 1,334 23
Invitation Homes Inc 1,176 34
Iron Mountain Inc 617 63
Kimco Realty Corp 1,412 31
Mid-America Apartment Communities Inc 244 34
Prologis Inc 1,936 222
Public Storage 329 95
Realty Income Corp 1,904 116
Regency Centers Corp 341 25
SBA Communications Corp 223 43
Simon Property Group Inc 679 127
UDR Inc 631 23
Ventas Inc 946 66
VICI Properties Inc 2,221 72
Welltower Inc 1,393 248
Weyerhaeuser Co 1,505 37
$ 2,131
Retail - 3 .95%
AutoZone Inc
(d)
35 150
Best Buy Co Inc 408 31
CarMax Inc
(d)
313 14
Chipotle Mexican Grill Inc
(d)
2,796 110
Costco Wholesale Corp 925 856
Darden Restaurants Inc 244 46
Dollar General Corp 459 47
Dollar Tree Inc
(d)
405 38
Domino's Pizza Inc 66 29
Genuine Parts Co 289 40
Home Depot Inc/The 2,076 841
Lowe's Cos Inc 1,168 294
Lululemon Athletica Inc
(d)
227 40
McDonald's Corp 1,488 452
O'Reilly Automotive Inc
(d)
1,769 191
Ross Stores Inc 682 104
Starbucks Corp 2,370 201
Target Corp 948 85
TJX Cos Inc/The 2,326 336
Tractor Supply Co 1,105 63
Ulta Beauty Inc
(d)
95 52
Walmart Inc 9,148 943
Williams-Sonoma Inc 255 50

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 579 $ 88
$ 5,101
Semiconductors - 12 .66%
Advanced Micro Devices Inc
(d)
3,382 547
Analog Devices Inc 1,034 254
Applied Materials Inc 1,672 342
Broadcom Inc 9,805 3,235
Intel Corp
(d)
9,124 306
KLA Corp 276 298
Lam Research Corp 2,639 354
Microchip Technology Inc 1,126 72
Micron Technology Inc 2,333 390
Monolithic Power Systems Inc 101 93
NVIDIA Corp 50,864 9,490
NXP Semiconductors NV 526 120
ON Semiconductor Corp
(d)
852 42
QUALCOMM Inc 2,249 374
Skyworks Solutions Inc 310 24
Teradyne Inc 332 46
Texas Instruments Inc 1,896 348
$ 16,335
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 80 23
Software - 10 .23%
Adobe Inc
(d)
883 311
Akamai Technologies Inc
(d)
298 23
Autodesk Inc
(d)
446 142
Broadridge Financial Solutions Inc 245 58
Cadence Design Systems Inc
(d)
568 200
Datadog Inc
(d)
672 96
Dayforce Inc
(d)
333 23
Electronic Arts Inc 469 95
Fair Isaac Corp
(d)
51 76
Fidelity National Information Services Inc 1,090 72
Fiserv Inc
(d)
1,133 146
Intuit Inc 583 398
Jack Henry & Associates Inc 150 22
Microsoft Corp
(f)
15,496 8,026
MSCI Inc 162 92
Oracle Corp 3,453 971
Palantir Technologies Inc
(d)
4,739 864
Paychex Inc 674 85
Paycom Software Inc 103 21
PTC Inc
(d)
249 51
Roper Technologies Inc 225 112
Salesforce Inc 1,993 472
ServiceNow Inc
(d)
435 400
Synopsys Inc
(d)
387 191
Take-Two Interactive Software Inc
(d)
359 93
Tyler Technologies Inc
(d)
91 48
Workday Inc
(d)
451 109
$ 13,197
Telecommunications - 1 .72%
Arista Networks Inc
(d)
2,148 313
AT&T Inc 14,905 421
Cisco Systems Inc 8,255 565
Corning Inc 1,623 133
Motorola Solutions Inc 349 160
T-Mobile US Inc 1,007 241
Verizon Communications Inc 8,790 386
$ 2,219
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 275 21
Transportation - 0 .74%
CH Robinson Worldwide Inc 246 33
CSX Corp 3,886 138
Expeditors International of Washington Inc 283 35
FedEx Corp 453 107
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 159 $ 21
Norfolk Southern Corp 468 141
Old Dominion Freight Line Inc 386 54
Union Pacific Corp 1,236 292
United Parcel Service Inc 1,535 128
$ 949
Water - 0 .04%
American Water Works Co Inc 406 57
TOTAL COMMON STOCKS $ 118,938
TOTAL PURCHASED OPTIONS - 0.14% $ 178
Total Investments $ 128,162
Other Assets and Liabilities -  0.67% 870
TOTAL NET ASSETS - 100.00% $ 129,032
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13 or 0.01% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,473 or 1.92% of net assets.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 10,999 $ 36,465 $ 41,454 $ 6,010
$ 10,999 $ 36,465 $ 41,454 $ 6,010
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 228 $ — $ — $ —
$ 228 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 100 $ 10 $ 6,450 .00 10/17/2025 $ 347 $ 178 $ (169)
Total $ 347 $ 178 $ (169)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 100 $ 10 $ 6,350 .00 10/17/2025 $ (239) $ (115) $ 124
Total $ (239) $ (115) $ 124
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2025 Long 4 $ 1,348 $ 14
Total $ 14
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .63 % Shares Held Value (000's)
Money Market Funds - 0 .63%
BlackRock Liquidity FedFund - Institutional Class
4.02%
(a),(b)
1,842,734 $ 1,843
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(c)
2,200,579 2,201
$ 4,044
TOTAL INVESTMENT COMPANIES $ 4,044
COMMON STOCKS - 99 .73 % Shares Held Value (000's)
Aerospace & Defense - 10 .40%
HEICO Corp - Class A 134,587 $ 34,197
TransDigm Group Inc 24,747 32,617
$ 66,814
Building Materials - 8 .02%
Eagle Materials Inc 4,380 1,021
Martin Marietta Materials Inc 31,354 19,762
Vulcan Materials Co 100,037 30,773
$ 51,556
Chemicals - 1 .65%
Air Products and Chemicals Inc 18,288 4,988
Perimeter Solutions Inc
(d)
156,314 3,500
Sherwin-Williams Co/The 6,028 2,087
$ 10,575
Commercial Services - 1 .74%
Ashtead Group PLC ADR 8,586 2,305
Moody's Corp 3,776 1,799
Toast Inc
(d)
87,614 3,199
Verisk Analytics Inc 15,301 3,849
$ 11,152
Distribution & Wholesale - 4 .81%
Copart Inc
(d)
510,787 22,970
Fastenal Co 161,666 7,928
$ 30,898
Diversified Financial Services - 3 .70%
Ares Management Corp 51,805 8,283
Brookfield Asset Management Ltd 96,821 5,513
Brookfield Wealth Solutions Ltd
(d)
3,667 251
LPL Financial Holdings Inc 29,193 9,712
$ 23,759
Electric - 3 .71%
Brookfield Infrastructure Partners LP 537,482 17,678
Brookfield Renewable Corp
(e)
48,263 1,661
Brookfield Renewable Partners LP 174,312 4,496
$ 23,835
Electrical Components & Equipment - 0 .76%
AMETEK Inc 26,135 4,913
Electronics - 0 .87%
Mettler-Toledo International Inc
(d)
4,546 5,581
Entertainment - 4 .01%
Liberty Media Corp-Liberty Live - A Shares
(d)
6,374 601
Liberty Media Corp-Liberty Live - C Shares
(d),(e)
23,664 2,295
Live Nation Entertainment Inc
(d)
140,153 22,901
$ 25,797
Environmental Control - 0 .96%
Veralto Corp 12,040 1,284
Waste Connections Inc 27,631 4,857
$ 6,141
Healthcare - Products - 1 .92%
IDEXX Laboratories Inc
(d)
14,038 8,969
Waters Corp
(d)
11,324 3,395
$ 12,364
Home Builders - 2 .05%
Lennar Corp - A Shares 43,538 5,487
Lennar Corp - B Shares 966 116
NVR Inc
(d)
942 7,569
$ 13,172
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 9 .68%
Arch Capital Group Ltd 69,932 $ 6,345
Arthur J Gallagher & Co 31,525 9,764
Brown & Brown Inc 229,938 21,566
Markel Group Inc
(d)
7,987 15,266
Progressive Corp/The 1,328 328
Ryan Specialty Holdings Inc 60,467 3,408
W R Berkley Corp 71,824 5,503
$ 62,180
Internet - 0 .38%
Wix.com Ltd
(d)
13,921 2,473
Lodging - 5 .64%
Hilton Worldwide Holdings Inc 112,926 29,297
Hyatt Hotels Corp 49,186 6,981
$ 36,278
Machinery - Diversified - 0 .40%
Graco Inc 30,105 2,558
Media - 1 .95%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
11,007 1,048
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
109,772 11,466
$ 12,514
Private Equity - 8 .80%
Brookfield Corp 459,089 31,484
KKR & Co Inc 192,834 25,059
$ 56,543
Real Estate - 6 .09%
CBRE Group Inc
(d)
134,399 21,176
CoStar Group Inc
(d)
212,639 17,940
$ 39,116
REITs - 0 .10%
Millrose Properties Inc 19,973 671
Retail - 7 .98%
Domino's Pizza Inc 23,522 10,155
Floor & Decor Holdings Inc
(d)
89,424 6,590
O'Reilly Automotive Inc
(d)
283,337 30,547
Ross Stores Inc 26,403 4,023
$ 51,315
Semiconductors - 1 .08%
Entegris Inc 75,195 6,953
Software - 13 .03%
Appfolio Inc
(d)
15,883 4,378
CCC Intelligent Solutions Holdings Inc
(d)
552,856 5,037
Constellation Software Inc/Canada 3,678 9,993
Constellation Software Inc/Canada - Warrants
(d),(f)
4,165 —
Fair Isaac Corp
(d)
4,935 7,385
Jack Henry & Associates Inc 3,747 558
Lumine Group Inc
(d)
7,913 230
MSCI Inc 22,219 12,607
Procore Technologies Inc
(d)
48,080 3,506
Roper Technologies Inc 25,187 12,561
Synopsys Inc
(d)
2,336 1,153
Topicus.com Inc
(d)
13,175 1,416
Tyler Technologies Inc
(d)
19,380 10,139
Veeva Systems Inc
(d)
49,522 14,753
$ 83,716
TOTAL COMMON STOCKS $ 640,874
Total Investments $ 644,918
Other Assets and Liabilities -  (0.36)% (2,289)
TOTAL NET ASSETS - 100.00% $ 642,629

Schedule of Investments
MidCap Account
September 30, 2025 (unaudited)

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,843 or
0.29% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,788 or 0.28% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 1,386 $ 81,495 $ 80,680 $ 2,201
$ 1,386 $ 81,495 $ 80,680 $ 2,201
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 67 $ — $ — $ —
$ 67 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .52 % Shares Held Value (000's)
Money Market Funds - 0 .52%
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b)
1,289,190 $ 1,289
TOTAL INVESTMENT COMPANIES $ 1,289
COMMON STOCKS - 99 .75 % Shares Held Value (000's)
Aerospace & Defense - 1 .10%
Boeing Co/The
(c)
5,365 $ 1,158
RTX Corp 9,405 1,574
$ 2,732
Apparel - 0 .82%
Birkenstock Holding Plc
(c)
29,020 1,313
Deckers Outdoor Corp
(c)
7,012 711
$ 2,024
Automobile Manufacturers - 2 .51%
Cummins Inc 3,246 1,371
PACCAR Inc 8,474 833
Tesla Inc
(c)
9,075 4,036
$ 6,240
Banks - 5 .34%
East West Bancorp Inc 12,987 1,382
JPMorgan Chase & Co 27,064 8,537
Morgan Stanley 10,824 1,721
PNC Financial Services Group Inc/The 3,735 750
Wintrust Financial Corp 6,611 876
$ 13,266
Biotechnology - 1 .45%
Corteva Inc 27,507 1,860
Vertex Pharmaceuticals Inc
(c)
4,449 1,743
$ 3,603
Building Materials - 1 .73%
CRH PLC 18,860 2,261
Modine Manufacturing Co
(c)
3,516 500
Trane Technologies PLC 3,650 1,540
$ 4,301
Chemicals - 0 .84%
Linde PLC 4,402 2,091
Commercial Services - 0 .39%
Service Corp International/US 11,744 977
Computers - 5 .83%
Apple Inc 54,843 13,964
Western Digital Corp 4,254 511
$ 14,475
Cosmetics & Personal Care - 0 .87%
Procter & Gamble Co/The 14,012 2,153
Diversified Financial Services - 4 .40%
Ameriprise Financial Inc 4,562 2,241
Nasdaq Inc 27,030 2,391
Visa Inc 18,409 6,284
$ 10,916
Electric - 1 .79%
Constellation Energy Corp 9,485 3,121
NRG Energy Inc 8,215 1,331
$ 4,452
Electrical Components & Equipment - 0 .75%
Eaton Corp PLC 4,947 1,852
Energy - Alternate Sources - 0 .40%
NEXTracker Inc
(c)
13,534 1,001
Environmental Control - 1 .30%
Republic Services Inc 14,011 3,215
Gas - 0 .46%
Atmos Energy Corp 6,641 1,134
Healthcare - Products - 1 .51%
Abbott Laboratories 13,129 1,758
Thermo Fisher Scientific Inc 4,115 1,996
$ 3,754
Healthcare - Services - 0 .61%
HCA Healthcare Inc 3,540 1,509
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .87%
DR Horton Inc 12,699 $ 2,152
Insurance - 2 .49%
Berkshire Hathaway Inc - Class B
(c)
6,405 3,220
Marsh & McLennan Cos Inc 7,135 1,438
Progressive Corp/The 6,170 1,524
$ 6,182
Internet - 16 .10%
Alphabet Inc - A Shares 49,189 11,958
Amazon.com Inc
(c)
38,865 8,534
AppLovin Corp
(c)
1,459 1,048
Meta Platforms Inc 9,926 7,289
Netflix Inc
(c)
949 1,138
Palo Alto Networks Inc
(c)
13,718 2,793
Reddit Inc
(c)
7,530 1,732
Shopify Inc
(c)
14,015 2,083
Spotify Technology SA
(c)
1,728 1,206
Uber Technologies Inc
(c)
22,333 2,188
$ 39,969
Investment Companies - 0 .24%
Riot Platforms Inc
(c)
31,373 597
Machinery - Construction & Mining - 1 .61%
BWX Technologies Inc 4,106 757
Caterpillar Inc 1,223 583
GE Vernova Inc 4,322 2,658
$ 3,998
Machinery - Diversified - 0 .38%
Deere & Co 2,052 938
Media - 0 .55%
Nexstar Media Group Inc 6,891 1,363
Mining - 0 .54%
Cameco Corp 15,817 1,326
Miscellaneous Manufacturers - 0 .92%
Parker-Hannifin Corp 3,012 2,284
Oil & Gas - 2 .43%
Expand Energy Corp 9,349 993
Exxon Mobil Corp 17,305 1,951
Marathon Petroleum Corp 14,861 2,865
Permian Resources Corp 18,071 231
$ 6,040
Pharmaceuticals - 4 .82%
AbbVie Inc 11,530 2,670
BellRing Brands Inc
(c)
9,220 335
Eli Lilly & Co 2,945 2,247
McKesson Corp 4,837 3,737
Novartis AG ADR 23,127 2,966
$ 11,955
Pipelines - 0 .92%
Kinder Morgan Inc 80,885 2,290
Private Equity - 0 .92%
KKR & Co Inc 17,541 2,280
REITs - 1 .71%
Equinix Inc 1,860 1,457
Extra Space Storage Inc 5,049 711
Regency Centers Corp 28,598 2,085
$ 4,253
Retail - 6 .16%
Casey's General Stores Inc 6,978 3,945
Costco Wholesale Corp 3,387 3,135
Domino's Pizza Inc 2,350 1,014
O'Reilly Automotive Inc
(c)
24,840 2,678
TJX Cos Inc/The 25,817 3,732
Tractor Supply Co 13,785 784
$ 15,288
Semiconductors - 13 .65%
Broadcom Inc 24,186 7,979
KLA Corp 2,193 2,365
Lam Research Corp 22,318 2,989

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
NVIDIA Corp 95,416 $ 17,803
Taiwan Semiconductor Manufacturing Co Ltd ADR 9,847 2,750
$ 33,886
Software - 10 .38%
Adobe Inc
(c)
1,076 379
Broadridge Financial Solutions Inc 9,254 2,204
Cloudflare Inc
(c)
7,630 1,637
Datadog Inc
(c)
5,238 746
Fair Isaac Corp
(c)
636 952
Microsoft Corp 31,592 16,363
Salesforce Inc 3,615 857
ServiceNow Inc
(c)
1,302 1,198
Twilio Inc
(c)
4,762 477
Workday Inc
(c)
3,951 951
$ 25,764
Telecommunications - 2 .96%
Arista Networks Inc
(c)
16,148 2,353
Motorola Solutions Inc 4,527 2,070
T-Mobile US Inc 12,241 2,930
$ 7,353
TOTAL COMMON STOCKS $ 247,613
Total Investments $ 248,902
Other Assets and Liabilities -  (0.27)% (659)
TOTAL NET ASSETS - 100.00% $ 248,243
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 4,286 $ 43,276 $ 46,273 $ 1,289
$ 4,286 $ 43,276 $ 46,273 $ 1,289
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 90 $ — $ — $ —
$ 90 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .27%
Blue Chip Fund
(a)
132,196 $ 6,776
Core Fixed Income Fund
(a)
5,322,383 46,464
Diversified Real Asset Fund
(a)
48,128 582
Global Emerging Markets Fund
(a)
82,715 2,815
High Yield Fund
(a)
1,216,298 8,222
International Equity Fund
(a)
986,621 15,944
International Small Company Fund
(a)
62,854 798
LargeCap Growth Fund I
(a)
386,599 7,172
MidCap Fund
(a)
29,869 1,413
Real Estate Securities Fund
(a)
83,013 2,372
SmallCap Fund
(a)
71,946 2,268
SmallCap S&P 600 Index Fund
(a)
24,553 657
Small-MidCap Dividend Income Fund
(a)
76,981 1,524
$ 97,007
Principal Funds, Inc. Institutional Class - 32 .73%
Equity Income Fund
(a)
154,657 6,661
Inflation Protection Fund
(a)
911,387 7,327
LargeCap S&P 500 Index Fund
(a)
235,831 7,660
LargeCap Value Fund III
(a)
314,573 6,471
Short-Term Income Fund
(a)
1,569,855 19,074
$ 47,193
TOTAL INVESTMENT COMPANIES $ 144,200
Total Investments $ 144,200
Other Assets and Liabilities -  0.00% (6)
TOTAL NET ASSETS - 100.00% $ 144,194
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
September 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 7,740 $ 497 $ 2,189 $ 6,776
Core Fixed Income Fund 46,291 7,366 8,693 46,464
Diversified International Fund 13,650 585 15,157 —
Diversified Real Asset Fund 590 73 131 582
Equity Income Fund 6,793 734 1,523 6,661
Global Emerging Markets Fund 1,504 1,137 328 2,815
High Income Fund 1,045 12 1,249 —
High Yield Fund 8,635 2,602 2,878 8,222
High Yield Fund - Institutional Class — 1,208 1,208 —
Inflation Protection Fund 7,483 904 1,549 7,327
International Equity Fund — 16,356 2,980 15,944
International Small Company Fund 997 264 650 798
LargeCap Growth Fund I 7,746 497 1,854 7,172
LargeCap S&P 500 Index Fund 7,917 492 1,760 7,660
LargeCap Value Fund III 6,831 635 1,517 6,471
MidCap Fund 1,844 151 670 1,413
Real Estate Securities Fund 2,576 275 519 2,372
Short-Term Income Fund 19,247 3,142 3,587 19,074
SmallCap Fund 2,623 245 810 2,268
SmallCap S&P 600 Index Fund 326 345 35 657
Small-MidCap Dividend Income Fund 1,599 267 436 1,524
$ 145,437 $ 37,787 $ 49,723 $ 144,200
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 704 $ — $ 24
Core Fixed Income Fund 1,310 3 — 1,497
Diversified International Fund — (1,564) 202 2,486
Diversified Real Asset Fund 17 (7) — 57
Equity Income Fund 92 1 — 656
Global Emerging Markets Fund — 4 — 498
High Income Fund 12 (5) — 197
High Yield Fund 433 (16) — (121)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund — (24) — 513
International Equity Fund — 167 — 2,401
International Small Company Fund — (23) — 210
LargeCap Growth Fund I — (9) — 792
LargeCap S&P 500 Index Fund — 387 — 624
LargeCap Value Fund III — 41 — 481
MidCap Fund — 12 — 76
Real Estate Securities Fund 50 (14) — 54
Short-Term Income Fund 563 1 — 271
SmallCap Fund — (4) — 214
SmallCap S&P 600 Index Fund — (2) — 23
Small-MidCap Dividend Income Fund 18 (3) — 97
$ 2,495 $ (351) $ 202 $ 11,050
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 71 .94%
Blue Chip Fund
(a)
417,193 $ 21,385
Core Fixed Income Fund
(a)
10,462,772 91,340
Diversified Real Asset Fund
(a)
129,359 1,565
Global Emerging Markets Fund
(a)
258,007 8,780
High Yield Fund
(a)
2,167,857 14,655
International Equity Fund
(a)
3,077,820 49,738
International Small Company Fund
(a)
201,060 2,554
LargeCap Growth Fund I
(a)
1,217,748 22,589
MidCap Fund
(a)
95,777 4,531
Real Estate Securities Fund
(a)
194,286 5,551
SmallCap Fund
(a)
237,383 7,482
SmallCap S&P 600 Index Fund
(a)
66,108 1,769
Small-MidCap Dividend Income Fund
(a)
246,330 4,877
$ 236,816
Principal Funds, Inc. Institutional Class - 28 .06%
Equity Income Fund
(a)
489,254 21,072
Inflation Protection Fund
(a)
1,521,067 12,230
LargeCap S&P 500 Index Fund
(a)
711,727 23,117
LargeCap Value Fund III
(a)
996,216 20,492
Short-Term Income Fund
(a)
1,273,406 15,472
$ 92,383
TOTAL INVESTMENT COMPANIES $ 329,199
Total Investments $ 329,199
Other Assets and Liabilities -  0.00% (7)
TOTAL NET ASSETS - 100.00% $ 329,192
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
September 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 22,069 $ 1,735 $ 4,641 $ 21,385
Core Fixed Income Fund 81,727 15,375 8,568 91,340
Diversified International Fund 39,067 1,116 42,853 —
Diversified Real Asset Fund 1,404 182 145 1,565
Equity Income Fund 19,480 2,403 2,829 21,072
Global Emerging Markets Fund 4,215 3,547 494 8,780
High Income Fund 1,653 19 1,977 —
High Yield Fund 13,646 4,508 3,294 14,655
High Yield Fund - Institutional Class — 1,911 1,911 —
Inflation Protection Fund 10,989 1,792 1,309 12,230
International Equity Fund — 48,300 6,319 49,738
International Small Company Fund 2,721 670 1,398 2,554
LargeCap Growth Fund I 22,111 1,735 3,695 22,589
LargeCap S&P 500 Index Fund 21,793 1,693 3,375 23,117
LargeCap Value Fund III 19,579 2,118 2,815 20,492
MidCap Fund 5,269 535 1,536 4,531
Real Estate Securities Fund 5,378 666 582 5,551
Short-Term Income Fund 12,955 3,733 1,414 15,472
SmallCap Fund 7,202 854 1,305 7,482
SmallCap S&P 600 Index Fund 872 923 83 1,769
Small-MidCap Dividend Income Fund 4,591 774 785 4,877
$ 296,721 $ 94,589 $ 91,328 $ 329,199
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 173 $ — $ 2,049
Core Fixed Income Fund 2,428 — — 2,806
Diversified International Fund — 2,265 582 405
Diversified Real Asset Fund 44 — — 124
Equity Income Fund 277 3 — 2,015
Global Emerging Markets Fund — 5 — 1,507
High Income Fund 19 (7) — 312
High Yield Fund 725 (18) — (187)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund — — — 758
International Equity Fund — 271 — 7,486
International Small Company Fund — (6) — 567
LargeCap Growth Fund I — (25) — 2,463
LargeCap S&P 500 Index Fund — 80 — 2,926
LargeCap Value Fund III — 5 — 1,605
MidCap Fund — 9 — 254
Real Estate Securities Fund 110 (1) — 90
Short-Term Income Fund 419 — — 198
SmallCap Fund — 3 — 728
SmallCap S&P 600 Index Fund — (5) — 62
Small-MidCap Dividend Income Fund 53 (3) — 300
$ 4,075 $ 2,749 $ 582 $ 26,468
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 73 .49%
Blue Chip Fund
(a)
375,135 $ 19,229
Core Fixed Income Fund
(a)
4,452,736 38,872
Global Emerging Markets Fund
(a)
232,578 7,915
High Yield Fund
(a)
998,789 6,752
International Equity Fund
(a)
2,774,836 44,841
International Small Company Fund
(a)
181,404 2,304
LargeCap Growth Fund I
(a)
1,093,210 20,279
MidCap Fund
(a)
88,665 4,195
Real Estate Securities Fund
(a)
161,094 4,603
SmallCap Fund
(a)
219,897 6,931
SmallCap S&P 600 Index Fund
(a)
56,691 1,517
Small-MidCap Dividend Income Fund
(a)
227,477 4,504
$ 161,942
Principal Funds, Inc. Institutional Class - 26 .51%
Equity Income Fund
(a)
441,364 19,010
LargeCap S&P 500 Index Fund
(a)
643,827 20,911
LargeCap Value Fund III
(a)
899,642 18,506
$ 58,427
TOTAL INVESTMENT COMPANIES $ 220,369
Total Investments $ 220,369
Other Assets and Liabilities -  0.00% (7)
TOTAL NET ASSETS - 100.00% $ 220,362
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
September 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 17,589 $ 2,792 $ 3,065 $ 19,229
Core Fixed Income Fund 29,668 10,473 2,402 38,872
Diversified International Fund 31,392 1,388 34,955 —
Equity Income Fund 15,623 3,377 1,748 19,010
Global Emerging Markets Fund 3,320 3,549 263 7,915
High Income Fund 611 7 787 —
High Yield Fund 5,278 2,528 935 6,752
High Yield Fund - Institutional Class — 762 762 —
International Equity Fund — 42,325 4,241 44,841
International Small Company Fund 2,312 853 1,372 2,304
LargeCap Growth Fund I 17,629 2,792 2,286 20,279
LargeCap S&P 500 Index Fund 17,588 2,753 2,099 20,911
LargeCap Value Fund III 15,700 3,130 1,738 18,506
MidCap Fund 4,403 851 1,280 4,195
Real Estate Securities Fund 3,957 894 312 4,603
SmallCap Fund 5,916 1,328 980 6,931
SmallCap S&P 600 Index Fund 739 782 53 1,517
Small-MidCap Dividend Income Fund 3,788 936 485 4,504
$ 175,513 $ 81,520 $ 59,763 $ 220,369
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 4 $ — $ 1,909
Core Fixed Income Fund 967 — — 1,133
Diversified International Fund — 795 478 1,380
Equity Income Fund 240 — — 1,758
Global Emerging Markets Fund — 1 — 1,308
High Income Fund 7 (3) — 172
High Yield Fund 312 (4) — (115)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 144 — 6,613
International Small Company Fund — (5) — 516
LargeCap Growth Fund I — 6 — 2,138
LargeCap S&P 500 Index Fund — 2 — 2,667
LargeCap Value Fund III — — — 1,414
MidCap Fund — 4 — 217
Real Estate Securities Fund 88 — — 64
SmallCap Fund — (7) — 674
SmallCap S&P 600 Index Fund — (4) — 53
Small-MidCap Dividend Income Fund 47 — — 265
$ 1,661 $ 933 $ 478 $ 22,166
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68 .02%
Blue Chip Fund
(a)
199,492 $ 10,226
Core Fixed Income Fund
(a)
408,094 3,563
Global Emerging Markets Fund
(a)
124,171 4,226
High Yield Fund
(a)
155,832 1,053
International Equity Fund
(a)
1,475,706 23,847
International Small Company Fund
(a)
94,651 1,202
LargeCap Growth Fund I
(a)
582,150 10,799
MidCap Fund
(a)
46,123 2,182
Real Estate Securities Fund
(a)
68,118 1,946
SmallCap Fund
(a)
112,836 3,557
SmallCap S&P 600 Index Fund
(a)
33,258 890
Small-MidCap Dividend Income Fund
(a)
118,675 2,350
$ 65,841
Principal Funds, Inc. Institutional Class - 31 .99%
Equity Income Fund
(a)
234,241 10,089
LargeCap S&P 500 Index Fund
(a)
340,687 11,065
LargeCap Value Fund III
(a)
477,101 9,814
$ 30,968
TOTAL INVESTMENT COMPANIES $ 96,809
Total Investments $ 96,809
Other Assets and Liabilities -  (0.01)% (6)
TOTAL NET ASSETS - 100.00% $ 96,803
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
September 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 9,954 $ 1,171 $ 1,957 $ 10,226
Core Fixed Income Fund 2,736 1,138 413 3,563
Diversified International Fund 17,701 639 19,560 —
Equity Income Fund 8,836 1,580 1,293 10,089
Global Emerging Markets Fund 1,874 1,875 236 4,226
High Income Fund 93 1 121 —
High Yield Fund 832 419 180 1,053
High Yield Fund - Institutional Class — 118 118 —
International Equity Fund — 23,038 2,872 23,847
International Small Company Fund 1,280 386 733 1,202
LargeCap Growth Fund I 9,982 1,171 1,528 10,799
LargeCap S&P 500 Index Fund 9,879 1,165 1,424 11,065
LargeCap Value Fund III 8,875 1,451 1,289 9,814
MidCap Fund 2,531 359 833 2,182
Real Estate Securities Fund 1,833 316 233 1,946
SmallCap Fund 3,338 573 704 3,557
SmallCap S&P 600 Index Fund 430 457 27 890
Small-MidCap Dividend Income Fund 2,189 390 370 2,350
$ 82,363 $ 36,247 $ 33,891 $ 96,809
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 29 $ — $ 1,029
Core Fixed Income Fund 89 — — 102
Diversified International Fund — 221 264 999
Equity Income Fund 131 2 — 964
Global Emerging Markets Fund — 3 — 710
High Income Fund 1 (1) — 28
High Yield Fund 50 — — (18)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 112 — 3,569
International Small Company Fund — 11 — 258
LargeCap Growth Fund I — 3 — 1,171
LargeCap S&P 500 Index Fund — 23 — 1,422
LargeCap Value Fund III — 5 — 772
MidCap Fund — 10 — 115
Real Estate Securities Fund 39 — — 30
SmallCap Fund — 3 — 347
SmallCap S&P 600 Index Fund — (2) — 32
Small-MidCap Dividend Income Fund 25 — — 141
$ 335 $ 419 $ 264 $ 11,671
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .50%
Blue Chip Fund
(a)
77,426 $ 3,969
Core Fixed Income Fund
(a)
109,744 958
Global Emerging Markets Fund
(a)
48,029 1,635
High Yield Fund
(a)
46,229 313
International Equity Fund
(a)
574,058 9,277
International Small Company Fund
(a)
37,893 481
LargeCap Growth Fund I
(a)
225,612 4,185
MidCap Fund
(a)
18,345 868
Real Estate Securities Fund
(a)
26,292 751
SmallCap Fund
(a)
44,961 1,417
SmallCap S&P 600 Index Fund
(a)
12,419 332
Small-MidCap Dividend Income Fund
(a)
47,028 931
$ 25,117
Principal Funds, Inc. Institutional Class - 32 .52%
Equity Income Fund
(a)
91,111 3,924
LargeCap S&P 500 Index Fund
(a)
134,107 4,356
LargeCap Value Fund III
(a)
185,759 3,821
$ 12,101
TOTAL INVESTMENT COMPANIES $ 37,218
Total Investments $ 37,218
Other Assets and Liabilities -  (0.02)% (6)
TOTAL NET ASSETS - 100.00% $ 37,212
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
September 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 3,552 $ 886 $ 861 $ 3,969
Core Fixed Income Fund 822 304 197 958
Diversified International Fund 6,429 336 7,210 —
Equity Income Fund 3,198 992 628 3,924
Global Emerging Markets Fund 694 822 150 1,635
High Income Fund 24 — 31 —
High Yield Fund 264 131 78 313
High Yield Fund - Institutional Class — 30 30 —
International Equity Fund — 9,131 1,233 9,277
International Small Company Fund 494 264 377 481
LargeCap Growth Fund I 3,565 886 710 4,185
LargeCap S&P 500 Index Fund 3,547 916 661 4,356
LargeCap Value Fund III 3,209 945 625 3,821
MidCap Fund 895 251 325 868
Real Estate Securities Fund 668 208 135 751
SmallCap Fund 1,256 410 394 1,417
SmallCap S&P 600 Index Fund 142 190 8 332
Small-MidCap Dividend Income Fund 789 308 226 931
$ 29,548 $ 17,010 $ 13,879 $ 37,218
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1 $ — $ 391
Core Fixed Income Fund 24 — — 29
Diversified International Fund — 139 94 306
Equity Income Fund 49 — — 362
Global Emerging Markets Fund — — — 269
High Income Fund — — — 7
High Yield Fund 15 — — (4)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 15 — 1,364
International Small Company Fund — (3) — 103
LargeCap Growth Fund I — 1 — 443
LargeCap S&P 500 Index Fund — 1 — 553
LargeCap Value Fund III — — — 292
MidCap Fund — — — 47
Real Estate Securities Fund 14 — — 10
SmallCap Fund — (2) — 147
SmallCap S&P 600 Index Fund — (1) — 9
Small-MidCap Dividend Income Fund 10 (1) — 61
$ 112 $ 150 $ 94 $ 4,389
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .78%
Blue Chip Fund
(a)
42,298 $ 2,168
Core Fixed Income Fund
(a)
2,153,707 18,802
Diversified Real Asset Fund
(a)
19,024 230
Global Emerging Markets Fund
(a)
26,473 901
High Yield Fund
(a)
513,944 3,474
International Equity Fund
(a)
314,048 5,075
International Small Company Fund
(a)
19,578 249
LargeCap Growth Fund I
(a)
123,492 2,291
MidCap Fund
(a)
9,741 461
Real Estate Securities Fund
(a)
32,095 917
SmallCap Fund
(a)
23,844 751
SmallCap S&P 600 Index Fund
(a)
7,261 194
Small-MidCap Dividend Income Fund
(a)
25,092 497
$ 36,010
Principal Funds, Inc. Institutional Class - 34 .23%
Equity Income Fund
(a)
49,653 2,139
Inflation Protection Fund
(a)
386,554 3,108
LargeCap S&P 500 Index Fund
(a)
73,262 2,380
LargeCap Value Fund III
(a)
101,076 2,079
Short-Term Income Fund
(a)
743,481 9,033
$ 18,739
TOTAL INVESTMENT COMPANIES $ 54,749
Total Investments $ 54,749
Other Assets and Liabilities -  (0.01)% (4)
TOTAL NET ASSETS - 100.00% $ 54,745
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
September 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 2,327 $ 228 $ 614 $ 2,168
Core Fixed Income Fund 18,193 3,448 3,446 18,802
Diversified International Fund 4,150 148 4,582 —
Diversified Real Asset Fund 222 38 49 230
Equity Income Fund 2,054 345 470 2,139
Global Emerging Markets Fund 445 394 95 901
High Income Fund 444 5 531 —
High Yield Fund 3,557 1,165 1,188 3,474
High Yield Fund - Institutional Class — 514 514 —
Inflation Protection Fund 3,101 450 649 3,108
International Equity Fund — 5,209 933 5,075
International Small Company Fund 303 89 202 249
LargeCap Growth Fund I 2,329 228 512 2,291
LargeCap S&P 500 Index Fund 2,317 229 478 2,380
LargeCap Value Fund III 2,064 316 469 2,079
MidCap Fund 589 69 224 461
Real Estate Securities Fund 952 143 194 917
Short-Term Income Fund 9,059 1,626 1,780 9,033
SmallCap Fund 807 100 227 751
SmallCap S&P 600 Index Fund 96 102 10 194
Small-MidCap Dividend Income Fund 514 87 133 497
$ 53,523 $ 14,933 $ 17,300 $ 54,749
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 90 $ — $ 137
Core Fixed Income Fund 518 9 — 598
Diversified International Fund — (316) 61 600
Diversified Real Asset Fund 6 1 — 18
Equity Income Fund 28 — — 210
Global Emerging Markets Fund — 1 — 156
High Income Fund 5 (2) — 84
High Yield Fund 179 (8) — (52)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund — — — 206
International Equity Fund — 37 — 762
International Small Company Fund — 10 — 49
LargeCap Growth Fund I — (4) — 250
LargeCap S&P 500 Index Fund — 12 — 300
LargeCap Value Fund III — — — 168
MidCap Fund — 1 — 26
Real Estate Securities Fund 19 (1) — 17
Short-Term Income Fund 263 (1) — 129
SmallCap Fund — (2) — 73
SmallCap S&P 600 Index Fund — (1) — 7
Small-MidCap Dividend Income Fund 6 (2) — 31
$ 1,024 $ (176) $ 61 $ 3,769
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Real Estate Securities Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 2 .68 % Shares Held Value (000's)
Money Market Funds - 2 .68%
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b)
6,883,620 $ 6,884
TOTAL INVESTMENT COMPANIES $ 6,884
COMMON STOCKS - 97 .03 % Shares Held Value (000's)
Lodging - 0 .88%
Hyatt Hotels Corp 16,092 $ 2,284
REITs - 96 .15%
American Healthcare REIT Inc 95,558 4,014
American Homes 4 Rent 189,524 6,302
American Tower Corp 120,929 23,257
Americold Realty Trust Inc 126,872 1,553
AvalonBay Communities Inc 58,245 11,251
Cousins Properties Inc 148,115 4,287
Digital Realty Trust Inc 50,731 8,770
EastGroup Properties Inc 24,209 4,098
Equinix Inc 25,514 19,984
Equity LifeStyle Properties Inc 67,532 4,099
Equity Residential 88,407 5,723
Essex Property Trust Inc 17,212 4,607
Extra Space Storage Inc 88,759 12,510
Gaming and Leisure Properties Inc 93,688 4,367
Healthpeak Properties Inc 403,107 7,720
Hudson Pacific Properties Inc
(c)
259,458 716
InvenTrust Properties Corp 85,196 2,438
Invitation Homes Inc 239,559 7,026
Iron Mountain Inc 29,816 3,039
Kilroy Realty Corp 64,280 2,716
National Health Investors Inc 33,690 2,678
NETSTREIT Corp 177,982 3,214
Prologis Inc 125,526 14,375
Regency Centers Corp 121,573 8,863
Rexford Industrial Realty Inc 128,921 5,300
Ryman Hospitality Properties Inc 38,769 3,473
Sabra Health Care REIT Inc 283,031 5,276
Saul Centers Inc 6,246 199
SBA Communications Corp 35,484 6,861
Simon Property Group Inc 36,308 6,814
Ventas Inc 214,578 15,018
VICI Properties Inc 282,132 9,200
Vornado Realty Trust 78,816 3,194
Welltower Inc 127,270 22,672
Weyerhaeuser Co 69,909 1,733
$ 247,347
TOTAL COMMON STOCKS $ 249,631
Total Investments $ 256,515
Other Assets and Liabilities -  0.29% 739
TOTAL NET ASSETS - 100.00% $ 257,254
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 6,031 $ 27,763 $ 26,910 $ 6,884
$ 6,031 $ 27,763 $ 26,910 $ 6,884
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 100 $ — $ — $ —
$ 100 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .72%
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b)
4,134,272 $ 4,134
Principal Exchange-Traded Funds - 21 .36%
Principal International Equity ETF
(a)
712,853 22,562
Principal U.S. Mega-Cap ETF
(a)
1,333,807 90,930
Principal U.S. Small-Cap ETF
(a)
166,600 9,491
$ 122,983
Principal Funds, Inc. Class R-6 - 34 .77%
Blue Chip Fund
(a)
381,309 19,546
Core Fixed Income Fund
(a)
8,355,327 72,942
Diversified Real Asset Fund
(a)
1,143,984 13,842
Global Emerging Markets Fund
(a)
383,000 13,034
High Yield Fund
(a)
3,761,294 25,426
International Equity Index Fund
(a)
194,584 2,689
International Small Company Fund
(a)
381,885 4,850
LargeCap Growth Fund I
(a)
1,474,899 27,359
Small-MidCap Dividend Income Fund
(a)
300,573 5,951
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,547,816 14,565
$ 200,204
Principal Funds, Inc. Institutional Class - 32 .10%
Bond Market Index Fund
(a)
4,001,864 35,176
Finisterre Emerging Markets Total Return Bond
Fund
(a)
956,861 9,109
Global Listed Infrastructure Fund
(a)
228,832 2,725
Inflation Protection Fund
(a)
1,799,131 14,465
LargeCap S&P 500 Index Fund
(a)
380,310 12,353
LargeCap Value Fund III
(a)
1,191,077 24,501
Overseas Fund
(a)
463,289 5,573
Principal Capital Appreciation Fund
(a)
704,310 65,121
Short-Term Income Fund
(a)
1,300,241 15,798
$ 184,821
Principal Variable Contracts Funds, Inc.  Class 1 - 11 .07%
Equity Income Account
(a)
1,655,428 50,904
Government & High Quality Bond Account
(a)
771,212 6,525
MidCap Account
(a)
40,266 2,604
Real Estate Securities Account
(a)
208,543 3,733
$ 63,766
TOTAL INVESTMENT COMPANIES $ 575,908
Total Investments $ 575,908
Other Assets and Liabilities -  (0.02)% (133)
TOTAL NET ASSETS - 100.00% $ 575,775
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 30,669 $ 96 $ 13,623 $ 19,546
Bond Market Index Fund 29,595 6,518 2,920 35,176
Core Fixed Income Fund 95,295 2,862 27,737 72,942
Diversified International Fund 19,951 460 21,870 —
Diversified Real Asset Fund 16,308 494 4,228 13,842
Equity Income Account 41,295 20,905 11,641 50,904
Finisterre Emerging Markets Total Return Bond Fund 11,079 527 3,202 9,109
Global Emerging Markets Fund 12,289 140 2,872 13,034
Global Listed Infrastructure Fund — 2,807 170 2,725
Government & High Quality Bond Account 7,468 335 1,484 6,525
High Yield Fund 15,304 12,212 2,325 25,426
Inflation Protection Fund 11,514 4,005 1,969 14,465
International Equity Index Fund 2,598 39 576 2,689
International Small Company Fund 5,236 48 1,793 4,850
LargeCap Growth Fund I 20,291 9,197 5,030 27,359
LargeCap S&P 500 Index Fund 12,449 100 1,836 12,353
LargeCap Value Fund III 32,339 265 10,176 24,501
MidCap Account 22,905 476 21,322 2,604
Overseas Fund 19,033 188 17,792 5,573
Principal Capital Appreciation Fund 53,194 15,754 11,212 65,121
Principal Government Money Market Fund - Class R-6 4.04% 4,522 9,735 10,123 4,134
Principal International Equity ETF — 21,510 2,360 22,562
Principal U.S. Mega-Cap ETF 66,922 16,821 3,649 90,930
Principal U.S. Small-Cap ETF 16,591 — 8,182 9,491
Principal Value ETF — 7,462 7,304 —
Real Estate Securities Account 3,947 247 417 3,733
Short-Term Income Fund 10,561 6,992 1,933 15,798
Small-MidCap Dividend Income Fund 8,809 123 3,330 5,951
Spectrum Preferred and Capital Securities Income Fund 14,984 781 1,566 14,565
$ 585,148 $ 141,099 $ 202,642 $ 575,908
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 9,063 $ — $ (6,659)
Bond Market Index Fund — (111) — 2,094
Core Fixed Income Fund 2,293 (3,292) — 5,814
Diversified International Fund — 4,271 295 (2,812)
Diversified Real Asset Fund 420 (135) — 1,403
Equity Income Account 1,011 4,900 4,591 (4,555)
Finisterre Emerging Markets Total Return Bond Fund 431 (494) — 1,199
Global Emerging Markets Fund — 135 — 3,342
Global Listed Infrastructure Fund — 1 — 87
Government & High Quality Bond Account 229 (61) — 267
High Yield Fund 1,071 (28) — 263
Inflation Protection Fund — (238) — 1,153
International Equity Index Fund — 73 — 555
International Small Company Fund — 228 — 1,131
LargeCap Growth Fund I — (163) — 3,064
LargeCap S&P 500 Index Fund — 432 — 1,208
LargeCap Value Fund III — 219 — 1,854
MidCap Account 9 1,840 316 (1,295)
Overseas Fund — 446 — 3,698
Principal Capital Appreciation Fund — 651 — 6,734
Principal Government Money Market Fund - Class R-6 4.04% 125 — — —
Principal International Equity ETF — 64 — 3,348
Principal U.S. Mega-Cap ETF 308 1,282 — 9,554
Principal U.S. Small-Cap ETF 49 1,531 — (449)
Principal Value ETF 47 (158) — —
Real Estate Securities Account 64 10 125 (54)
Short-Term Income Fund 330 (13) — 191
Small-MidCap Dividend Income Fund 75 290 — 59
Spectrum Preferred and Capital Securities Income Fund 576 (160) — 526
$ 7,038 $ 20,583 $ 5,327 $ 31,720
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .88%
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b)
1,420,034 $ 1,420
Principal Exchange-Traded Funds - 13 .91%
Principal International Equity ETF
(a)
136,241 4,312
Principal U.S. Mega-Cap ETF
(a)
247,030 16,841
Principal U.S. Small-Cap ETF
(a)
23,200 1,322
$ 22,475
Principal Funds, Inc. Class R-6 - 40 .66%
Blue Chip Fund
(a)
77,799 3,988
Core Fixed Income Fund
(a)
4,219,505 36,836
Diversified Real Asset Fund
(a)
252,898 3,060
Global Emerging Markets Fund
(a)
64,543 2,197
High Yield Fund
(a)
1,284,722 8,685
International Equity Index Fund
(a)
62,322 861
International Small Company Fund
(a)
73,417 932
LargeCap Growth Fund I
(a)
92,868 1,723
Small-MidCap Dividend Income Fund
(a)
89,505 1,772
Spectrum Preferred and Capital Securities Income
Fund
(a)
597,153 5,619
$ 65,673
Principal Funds, Inc. Institutional Class - 34 .61%
Bond Market Index Fund
(a)
1,910,401 16,792
Finisterre Emerging Markets Total Return Bond
Fund
(a)
797,568 7,593
Global Listed Infrastructure Fund
(a)
62,762 748
Inflation Protection Fund
(a)
814,896 6,552
LargeCap S&P 500 Index Fund
(a)
71,709 2,329
LargeCap Value Fund III
(a)
94,504 1,944
Overseas Fund
(a)
214,344 2,579
Principal Capital Appreciation Fund
(a)
123,599 11,428
Short-Term Income Fund
(a)
487,929 5,928
$ 55,893
Principal Variable Contracts Funds, Inc.  Class 1 - 9 .96%
Equity Income Account
(a)
347,445 10,684
Government & High Quality Bond Account
(a)
435,418 3,684
MidCap Account
(a)
9,346 604
Real Estate Securities Account
(a)
62,534 1,119
$ 16,091
TOTAL INVESTMENT COMPANIES $ 161,552
Total Investments $ 161,552
Other Assets and Liabilities -  (0.02)% (39)
TOTAL NET ASSETS - 100.00% $ 161,513
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 6,845 $ 121 $ 3,473 $ 3,988
Bond Market Index Fund 14,986 2,846 1,973 16,792
Core Fixed Income Fund 45,030 3,111 12,526 36,836
Diversified International Fund 3,846 75 4,195 —
Diversified Real Asset Fund 3,633 414 1,270 3,060
Equity Income Account 9,991 3,631 3,155 10,684
Finisterre Emerging Markets Total Return Bond Fund 7,515 787 1,243 7,593
Global Emerging Markets Fund 2,402 71 910 2,197
Global Listed Infrastructure Fund — 814 90 748
Government & High Quality Bond Account 3,968 392 783 3,684
High Yield Fund 4,654 4,937 1,001 8,685
Inflation Protection Fund 6,104 948 914 6,552
International Equity Index Fund 709 94 120 861
International Small Company Fund 861 56 226 932
LargeCap Growth Fund I 2,057 64 606 1,723
LargeCap S&P 500 Index Fund 2,422 398 823 2,329
LargeCap Value Fund III 2,866 90 1,172 1,944
MidCap Account 2,904 193 2,527 604
Overseas Fund 2,478 82 659 2,579
Principal Capital Appreciation Fund 9,654 3,761 3,259 11,428
Principal Government Money Market Fund - Class R-6 4.04% 1,525 2,418 2,523 1,420
Principal International Equity ETF — 4,023 361 4,312
Principal U.S. Mega-Cap ETF 12,488 3,338 1,007 16,841
Principal U.S. Small-Cap ETF 2,728 — 1,561 1,322
Principal Value ETF — 1,561 1,537 —
Real Estate Securities Account 1,127 159 153 1,119
Short-Term Income Fund 4,417 2,153 710 5,928
Small-MidCap Dividend Income Fund 2,787 172 1,314 1,772
Spectrum Preferred and Capital Securities Income Fund 5,408 1,030 962 5,619
$ 163,405 $ 37,739 $ 51,053 $ 161,552
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 2,307 $ — $ (1,812)
Bond Market Index Fund — (82) — 1,015
Core Fixed Income Fund 1,121 (1,503) — 2,724
Diversified International Fund — 833 55 (559)
Diversified Real Asset Fund 93 62 — 221
Equity Income Account 208 1,361 944 (1,144)
Finisterre Emerging Markets Total Return Bond Fund 313 (195) — 729
Global Emerging Markets Fund — 50 — 584
Global Listed Infrastructure Fund — — — 24
Government & High Quality Bond Account 126 (34) — 141
High Yield Fund 338 3 — 92
Inflation Protection Fund — (110) — 524
International Equity Index Fund — 6 — 172
International Small Company Fund — 23 — 218
LargeCap Growth Fund I — 23 — 185
LargeCap S&P 500 Index Fund — 130 — 202
LargeCap Value Fund III — 59 — 101
MidCap Account 2 45 74 (11)
Overseas Fund — (16) — 694
Principal Capital Appreciation Fund — 223 — 1,049
Principal Government Money Market Fund - Class R-6 4.04% 43 — — —
Principal International Equity ETF — 10 — 640
Principal U.S. Mega-Cap ETF 57 330 — 1,692
Principal U.S. Small-Cap ETF 7 482 — (327)
Principal Value ETF 11 (24) — —
Real Estate Securities Account 19 1 36 (15)
Short-Term Income Fund 132 (3) — 71
Small-MidCap Dividend Income Fund 26 56 — 71
Spectrum Preferred and Capital Securities Income Fund 215 (85) — 228
$ 2,711 $ 3,952 $ 1,109 $ 7,509
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .51%
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b)
2,185,410 $ 2,185
Principal Exchange-Traded Funds - 23 .74%
Principal International Equity ETF
(a)
600,356 19,001
Principal U.S. Mega-Cap ETF
(a)
1,062,311 72,421
Principal U.S. Small-Cap ETF
(a)
173,400 9,879
$ 101,301
Principal Funds, Inc. Class R-6 - 28 .21%
Blue Chip Fund
(a)
467,387 23,958
Core Fixed Income Fund
(a)
2,951,196 25,764
Diversified Real Asset Fund
(a)
798,170 9,658
Global Emerging Markets Fund
(a)
394,096 13,411
High Yield Fund
(a)
1,181,915 7,990
International Equity Index Fund
(a)
278,110 3,844
International Small Company Fund
(a)
458,737 5,826
LargeCap Growth Fund I
(a)
1,119,573 20,768
Small-MidCap Dividend Income Fund
(a)
215,089 4,259
Spectrum Preferred and Capital Securities Income
Fund
(a)
525,100 4,941
$ 120,419
Principal Funds, Inc. Institutional Class - 35 .08%
Bond Market Index Fund
(a)
1,701,884 14,960
Finisterre Emerging Markets Total Return Bond
Fund
(a)
447,988 4,265
Global Listed Infrastructure Fund
(a)
345,714 4,117
Inflation Protection Fund
(a)
736,585 5,922
LargeCap S&P 500 Index Fund
(a)
306,193 9,945
LargeCap Value Fund III
(a)
1,494,498 30,742
Overseas Fund
(a)
1,442,531 17,354
Principal Capital Appreciation Fund
(a)
675,136 62,423
$ 149,728
Principal Variable Contracts Funds, Inc.  Class 1 - 12 .49%
Equity Income Account
(a)
1,431,961 44,033
Government & High Quality Bond Account
(a)
231,059 1,955
MidCap Account
(a)
39,903 2,580
Real Estate Securities Account
(a)
264,257 4,730
$ 53,298
TOTAL INVESTMENT COMPANIES $ 426,931
Total Investments $ 426,931
Other Assets and Liabilities -  (0.03)% (122)
TOTAL NET ASSETS - 100.00% $ 426,809
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 30,657 $ 106 $ 9,490 $ 23,958
Bond Market Index Fund 10,493 4,750 1,009 14,960
Core Fixed Income Fund 31,692 1,043 7,847 25,764
Diversified International Fund 16,144 256 17,576 —
Diversified Real Asset Fund 12,805 417 4,530 9,658
Equity Income Account 41,986 8,924 6,868 44,033
Finisterre Emerging Markets Total Return Bond Fund 4,280 220 538 4,265
Global Emerging Markets Fund 11,139 1,534 2,754 13,411
Global Listed Infrastructure Fund — 4,052 67 4,117
Government & High Quality Bond Account 2,086 132 323 1,955
High Yield Fund 4,118 4,111 311 7,990
Inflation Protection Fund 2,705 3,348 474 5,922
International Equity Index Fund 3,652 36 722 3,844
International Small Company Fund 5,649 50 1,399 5,826
LargeCap Growth Fund I 17,855 2,721 2,011 20,768
LargeCap S&P 500 Index Fund 9,872 119 1,367 9,945
LargeCap Value Fund III 29,404 423 1,436 30,742
MidCap Account 18,790 781 17,374 2,580
Overseas Fund 15,967 93 3,176 17,354
Principal Capital Appreciation Fund 51,280 8,646 4,438 62,423
Principal Government Money Market Fund - Class R-6 4.04% 4,573 5,484 7,872 2,185
Principal International Equity ETF — 17,371 1,221 19,001
Principal U.S. Mega-Cap ETF 52,665 13,635 2,517 72,421
Principal U.S. Small-Cap ETF 15,350 — 6,556 9,879
Principal Value ETF — 6,280 6,129 —
Real Estate Securities Account 4,723 346 269 4,730
Small-MidCap Dividend Income Fund 5,683 111 1,771 4,259
Spectrum Preferred and Capital Securities Income Fund 4,954 263 400 4,941
$ 408,522 $ 85,252 $ 110,445 $ 426,931
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 5,974 $ — $ (3,289)
Bond Market Index Fund — (26) — 752
Core Fixed Income Fund 795 (1,074) — 1,950
Diversified International Fund — 3,670 238 (2,494)
Diversified Real Asset Fund 314 (15) — 981
Equity Income Account 867 1,231 3,941 (1,240)
Finisterre Emerging Markets Total Return Bond Fund 182 (87) — 390
Global Emerging Markets Fund — 154 — 3,338
Global Listed Infrastructure Fund — — — 132
Government & High Quality Bond Account 69 (10) — 70
High Yield Fund 321 (5) — 77
Inflation Protection Fund — (38) — 381
International Equity Index Fund — 90 — 788
International Small Company Fund — 154 — 1,372
LargeCap Growth Fund I — (349) — 2,552
LargeCap S&P 500 Index Fund — 283 — 1,038
LargeCap Value Fund III — (22) — 2,373
MidCap Account 9 1,222 309 (839)
Overseas Fund — (185) — 4,655
Principal Capital Appreciation Fund — 148 — 6,787
Principal Government Money Market Fund - Class R-6 4.04% 83 — — —
Principal International Equity ETF — 33 — 2,818
Principal U.S. Mega-Cap ETF 245 905 — 7,733
Principal U.S. Small-Cap ETF 48 1,128 — (43)
Principal Value ETF 41 (151) — —
Real Estate Securities Account 81 1 158 (71)
Small-MidCap Dividend Income Fund 52 (20) — 256
Spectrum Preferred and Capital Securities Income Fund 194 (41) — 165
$ 3,301 $ 12,970 $ 4,646 $ 30,632
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .91%
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b)
1,076,584 $ 1,077
Principal Exchange-Traded Funds - 13 .37%
Principal Active High Yield ETF
(a)
121,116 2,355
Principal International Equity ETF
(a)
100,630 3,185
Principal U.S. Mega-Cap ETF
(a)
140,407 9,572
Principal U.S. Small-Cap ETF
(a)
12,000 684
$ 15,796
Principal Funds, Inc. Class R-6 - 40 .62%
Core Fixed Income Fund
(a)
4,047,029 35,331
Diversified Real Asset Fund
(a)
92,596 1,120
Global Emerging Markets Fund
(a)
17,922 610
High Yield Fund
(a)
710,640 4,804
LargeCap Growth Fund I
(a)
29,088 540
Small-MidCap Dividend Income Fund
(a)
56,556 1,120
Spectrum Preferred and Capital Securities Income
Fund
(a)
476,673 4,485
$ 48,010
Principal Funds, Inc. Institutional Class - 35 .60%
Bond Market Index Fund
(a)
1,654,654 14,544
Finisterre Emerging Markets Total Return Bond
Fund
(a)
720,689 6,861
Inflation Protection Fund
(a)
858,429 6,902
LargeCap S&P 500 Index Fund
(a)
22,130 719
LargeCap Value Fund III
(a)
99,617 2,049
Overseas Fund
(a)
84,484 1,016
Principal Capital Appreciation Fund
(a)
49,238 4,552
Short-Term Income Fund
(a)
446,644 5,427
$ 42,070
Principal Variable Contracts Funds, Inc.  Class 1 - 9 .53%
Equity Income Account
(a)
143,534 4,414
Government & High Quality Bond Account
(a)
608,477 5,148
MidCap Account
(a)
16,755 1,083
Real Estate Securities Account
(a)
34,211 612
$ 11,257
TOTAL INVESTMENT COMPANIES $ 118,210
Total Investments $ 118,210
Other Assets and Liabilities -  (0.03)% (31)
TOTAL NET ASSETS - 100.00% $ 118,179
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 15,939 $ 411 $ 2,680 $ 14,544
Core Fixed Income Fund 43,753 1,612 11,228 35,331
Diversified International Fund 3,041 51 3,308 —
Diversified Real Asset Fund 1,220 134 325 1,120
Equity Income Account 3,952 2,021 1,675 4,414
Finisterre Emerging Markets Total Return Bond Fund 7,245 426 1,315 6,861
Global Emerging Markets Fund — 630 145 610
Government & High Quality Bond Account 5,623 387 1,018 5,148
High Yield Fund 1,376 4,051 678 4,804
Inflation Protection Fund 7,498 139 1,200 6,902
LargeCap Growth Fund I 1,268 22 840 540
LargeCap S&P 500 Index Fund 1,322 41 786 719
LargeCap Value Fund III 2,761 41 919 2,049
MidCap Account 1,297 167 318 1,083
Overseas Fund 1,147 23 446 1,016
Principal Active High Yield ETF 2,323 — 1 2,355
Principal Capital Appreciation Fund 5,034 859 1,883 4,552
Principal Government Money Market Fund - Class R-6 4.04% 1,222 1,033 1,178 1,077
Principal International Equity ETF — 3,171 472 3,185
Principal U.S. Mega-Cap ETF 8,789 724 1,132 9,572
Principal U.S. Small-Cap ETF 769 — 161 684
Principal Value ETF — 618 604 —
Real Estate Securities Account 658 60 99 612
Short-Term Income Fund 4,638 1,587 865 5,427
Small-MidCap Dividend Income Fund 2,218 63 1,227 1,120
Spectrum Preferred and Capital Securities Income Fund 4,178 1,023 832 4,485
$ 127,271 $ 19,294 $ 35,335 $ 118,210
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ — $ (94) $ — $ 968
Core Fixed Income Fund 1,083 (1,340) — 2,534
Diversified International Fund — 360 44 (144)
Diversified Real Asset Fund 31 28 — 63
Equity Income Account 87 601 397 (485)
Finisterre Emerging Markets Total Return Bond Fund 297 (175) — 680
Global Emerging Markets Fund — 8 — 117
Government & High Quality Bond Account 182 (43) — 199
High Yield Fund 169 14 — 41
Inflation Protection Fund — (148) — 613
LargeCap Growth Fund I — 85 — 5
LargeCap S&P 500 Index Fund — 233 — (91)
LargeCap Value Fund III — (10) — 176
MidCap Account 4 2 130 (65)
Overseas Fund — (18) — 310
Principal Active High Yield ETF 110 — — 33
Principal Capital Appreciation Fund — 254 — 288
Principal Government Money Market Fund - Class R-6 4.04% 32 — — —
Principal International Equity ETF — 13 — 473
Principal U.S. Mega-Cap ETF 35 371 — 820
Principal U.S. Small-Cap ETF 3 19 — 57
Principal Value ETF 6 (14) — —
Real Estate Securities Account 10 — 20 (7)
Short-Term Income Fund 132 (5) — 72
Small-MidCap Dividend Income Fund 16 153 — (87)
Spectrum Preferred and Capital Securities Income Fund 169 (51) — 167
$ 2,366 $ 243 $ 591 $ 6,737
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .49%
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(b)
2,366,593 $ 2,367
Principal Exchange-Traded Funds - 26 .60%
Principal International Equity ETF
(a)
1,007,722 31,895
Principal U.S. Mega-Cap ETF
(a)
1,127,000 76,831
Principal U.S. Small-Cap ETF
(a)
219,100 12,482
Principal Value ETF
(a)
152,000 7,978
$ 129,186
Principal Funds, Inc. Class R-6 - 23 .12%
Blue Chip Fund
(a)
498,635 25,560
Diversified Real Asset Fund
(a)
960,326 11,620
Global Emerging Markets Fund
(a)
599,189 20,390
International Equity Index Fund
(a)
376,131 5,198
International Small Company Fund
(a)
859,894 10,921
LargeCap Growth Fund I
(a)
1,759,756 32,643
Small-MidCap Dividend Income Fund
(a)
299,727 5,935
$ 112,267
Principal Funds, Inc. Institutional Class - 34 .09%
Global Listed Infrastructure Fund
(a)
390,331 4,649
Inflation Protection Fund
(a)
773,055 6,215
LargeCap S&P 500 Index Fund
(a)
438,484 14,242
LargeCap Value Fund III
(a)
2,091,839 43,029
Overseas Fund
(a)
2,012,890 24,215
Principal Capital Appreciation Fund
(a)
792,117 73,239
$ 165,589
Principal Variable Contracts Funds, Inc.  Class 1 - 15 .73%
Equity Income Account
(a)
1,693,691 52,081
MidCap Account
(a)
311,194 20,125
Real Estate Securities Account
(a)
234,808 4,203
$ 76,409
TOTAL INVESTMENT COMPANIES $ 485,818
Total Investments $ 485,818
Other Assets and Liabilities -  (0.03)% (140)
TOTAL NET ASSETS - 100.00% $ 485,678
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2025 (unaudited)

Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 38,705 $ 505 $ 16,505 $ 25,560
Bond Market Index Fund — 3,397 3,435 —
Diversified International Fund 24,772 792 27,379 —
Diversified Real Asset Fund 14,910 695 5,120 11,620
Equity Income Account 55,040 7,429 10,549 52,081
Global Emerging Markets Fund 15,789 2,813 3,299 20,390
Global Listed Infrastructure Fund — 4,567 66 4,649
Inflation Protection Fund — 6,387 358 6,215
International Equity Index Fund 5,379 160 1,546 5,198
International Small Company Fund 10,321 398 2,580 10,921
LargeCap Growth Fund I 23,707 7,928 2,317 32,643
LargeCap S&P 500 Index Fund 13,668 258 1,537 14,242
LargeCap Value Fund III 40,715 1,459 2,399 43,029
MidCap Account 23,354 3,001 5,056 20,125
Overseas Fund 22,763 422 5,226 24,215
Principal Capital Appreciation Fund 67,368 3,809 6,079 73,239
Principal Government Money Market Fund - Class R-6 4.04% 3,194 9,186 10,013 2,367
Principal International Equity ETF — 27,168 (1) 31,895
Principal U.S. Mega-Cap ETF 62,852 6,099 1,345 76,831
Principal U.S. Small-Cap ETF 18,667 — 7,507 12,482
Principal Value ETF — 12,013 4,326 7,978
Real Estate Securities Account 3,892 679 305 4,203
Small-MidCap Dividend Income Fund 5,696 367 459 5,935
$ 450,792 $ 99,532 $ 117,405 $ 485,818
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 7,846 $ — $ (4,991)
Bond Market Index Fund — 38 — —
Diversified International Fund — 4,732 373 (2,917)
Diversified Real Asset Fund 369 (399) — 1,534
Equity Income Account 1,019 1,489 4,629 (1,328)
Global Emerging Markets Fund — 81 — 5,006
Global Listed Infrastructure Fund — — — 148
Inflation Protection Fund — 5 — 181
International Equity Index Fund — 135 — 1,070
International Small Company Fund — (95) — 2,877
LargeCap Growth Fund I — 20 — 3,305
LargeCap S&P 500 Index Fund — 255 — 1,598
LargeCap Value Fund III — (64) — 3,318
MidCap Account 67 43 2,393 (1,217)
Overseas Fund — (393) — 6,649
Principal Capital Appreciation Fund — 82 — 8,059
Principal Government Money Market Fund - Class R-6 4.04% 79 — — —
Principal International Equity ETF — — — 4,726
Principal U.S. Mega-Cap ETF 280 62 — 9,163
Principal U.S. Small-Cap ETF 62 1,257 — 65
Principal Value ETF 124 (100) — 391
Real Estate Securities Account 72 (6) 139 (57)
Small-MidCap Dividend Income Fund 63 (36) — 367
$ 2,135 $ 14,952 $ 7,534 $ 37,947
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 4 .53 % Shares Held Value (000's)
Money Market Funds - 4 .53%
BlackRock Liquidity FedFund - Institutional Class
4.02%
(a),(b)
1,095,280 $ 1,095
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(c)
4,517,508 4,518
$ 5,613
TOTAL INVESTMENT COMPANIES $ 5,613
BONDS - 86 .98%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .66%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 400 $ 412
General Electric Co
4.30%, 07/29/2030 100 101
Lockheed Martin Corp
4.50%, 02/15/2029 650 659
Northrop Grumman Corp
4.60%, 02/01/2029 500 508
RTX Corp
5.75%, 11/08/2026 375 381
$ 2,061
Agriculture - 0 .60%
Bunge Ltd Finance Corp
4.10%, 01/07/2028 250 251
4.20%, 09/17/2029 500 498
$ 749
Airlines - 0 .70%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
426 426
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
400 400
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
44 44
$ 870
Automobile Asset Backed Securities - 4 .03%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 34 34
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 39 40
BofA Auto Trust 2025-1
4.52%, 11/22/2027
(d)
232 232
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
142 142
Chase Auto Owner Trust 2025-1
4.40%, 07/25/2028
(d)
250 251
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
198 199
Consumer Portfolio Services Auto Trust 2025-B
4.74%, 02/15/2029
(d)
148 148
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
78 79
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
68 68
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
112 112
CPS Auto Receivables Trust 2025-C
4.71%, 03/15/2029
(d)
88 89
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 474
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 139 140
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 187 187
GM Financial Consumer Automobile Receivables
Trust 2025-1
4.44%, 01/18/2028 426 426
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Gm Financial Consumer Automobile Receivables
Trust 2025-3
4.32%, 06/16/2028 $ 200 $ 201
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 246 247
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
73 73
Onemain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
112 112
Santander Drive Auto Receivables Trust 2024-5
4.88%, 09/15/2027 44 44
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
400 409
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 106 106
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
159 159
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
299 300
Westlake Automobile Receivables Trust 2025-2
4.66%, 09/15/2028
(d)
100 100
Westlake Automobile Receivables Trust 2025-P1
4.65%, 02/15/2028
(d)
100 100
World Omni Auto Receivables Trust 2025-C
4.19%, 10/16/2028 200 200
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 131 132
World Omni Select Auto Trust 2025-A
4.14%, 05/15/2030 200 200
$ 5,004
Banks - 18 .73%
Bank of America Corp
1.20%, 10/24/2026
(e)
400 399
Secured Overnight Financing Rate + 1.01%
4.98%, 01/24/2029
(e)
350 356
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(e)
350 361
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
500 519
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
600 593
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
4.44%, 06/09/2028
(e)
300 302
Secured Overnight Financing Rate + 0.68%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 299
4.40%, 09/08/2028
(e)
400 402
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
500 489
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BNP Paribas SA
5.09%, 05/09/2031
(d),(e)
400 408
Secured Overnight Financing Rate + 1.68%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 300 306
5.99%, 10/03/2028 160 168
Citibank NA
4.88%, 11/19/2027
(e)
250 252
Secured Overnight Financing Rate + 0.71%

Schedule of Investments
Short-Term Income Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
1.12%, 01/28/2027
(e)
$ 900 $ 891
Secured Overnight Financing Rate + 0.77%
4.54%, 09/19/2030
(e)
400 402
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
400 410
Secured Overnight Financing Rate + 1.36%
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 200 208
6.82%, 11/20/2029
(e)
400 428
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
100 102
Secured Overnight Financing Rate + 1.49%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
500 489
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 503
Secured Overnight Financing Rate + 1.73%
4.96%, 12/09/2026 320 320
Secured Overnight Financing Rate + 0.79%
5.21%, 01/28/2031
(e)
500 516
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(e)
250 259
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
400 418
Secured Overnight Financing Rate + 1.27%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
700 692
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
700 697
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(e)
350 353
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
200 202
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(e)
250 255
Secured Overnight Financing Rate + 0.80%
5.57%, 04/22/2028
(e)
300 307
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
300 313
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 600 619
Mizuho Financial Group Inc
4.71%, 07/08/2031
(e)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Morgan Stanley
1.59%, 05/04/2027
(e)
550 541
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 294
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
300 303
Secured Overnight Financing Rate + 1.10%
5.05%, 01/28/2027
(e)
250 251
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
450 462
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(e)
300 310
Secured Overnight Financing Rate + 1.11%
5.65%, 04/13/2028
(e)
125 128
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 313
Secured Overnight Financing Rate + 1.26%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley Bank NA
5.02%, 01/12/2029
(e)
$ 400 $ 407
Secured Overnight Financing Rate + 0.91%
NatWest Group PLC
4.96%, 08/15/2030
(e)
400 407
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
5.43%, 11/15/2028 400 404
Secured Overnight Financing Rate + 1.30%
PNC Bank NA
4.54%, 05/13/2027
(e)
250 250
Secured Overnight Financing Rate + 0.63%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(e),(f)
250 255
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
250 258
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
0.88%, 01/20/2026 600 594
4.70%, 08/06/2031
(e)
200 203
Secured Overnight Financing Rate + 1.06%
Societe Generale SA
5.50%, 04/13/2029
(d),(e)
500 511
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
5.51%, 05/22/2031
(d),(e)
200 206
Secured Overnight Financing Rate + 1.65%
Swedbank AB
5.00%, 11/20/2029
(d),(f)
400 413
Toronto-Dominion Bank/The
0.75%, 01/06/2026 600 595
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 344
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
300 325
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
750 744
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(e)
150 154
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
175 181
Secured Overnight Financing Rate + 1.56%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
250 252
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
5.15%, 04/23/2031
(e)
200 206
Secured Overnight Financing Rate + 1.50%
5.24%, 01/24/2031
(e)
175 181
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(e)
300 307
Secured Overnight Financing Rate + 1.07%
$ 23,239
Biotechnology - 0 .50%
Amgen Inc
5.15%, 03/02/2028 400 410
Gilead Sciences Inc
4.80%, 11/15/2029 200 205
$ 615
Building Materials - 0 .25%
Vulcan Materials Co
4.95%, 12/01/2029 300 307
Chemicals - 0 .21%
Westlake Corp
3.60%, 08/15/2026 268 266

Schedule of Investments
Short-Term Income Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 9 .50%
1301 Trust 2025-AOA
5.23%, 08/11/2042
(d),(g)
$ 100 $ 101
ALA Trust 2025-OANA
5.89%, 06/15/2040
(d)
200 201
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
441 436
ARES Trust 2025-IND3
5.65%, 04/15/2042
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BFLD Commercial Mortgage Trust 2024-UNIV
5.64%, 11/15/2041
(d)
300 301
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(d),(g)
100 100
BX 2024-PALM
5.69%, 06/15/2037
(d)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
5.11%, 11/15/2038
(d)
312 312
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-VOLT
4.96%, 09/15/2036
(d)
969 966
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2024-AIRC
5.84%, 08/15/2039
(d)
468 469
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.44%, 12/15/2039
(d)
175 175
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Trust 2021-BXMF
4.90%, 10/15/2026
(d)
303 303
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
4.77%, 10/15/2036
(d)
300 299
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
BX Trust 2025-DIME
5.30%, 02/15/2035
(d)
350 349
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
BX Trust 2025-TAIL
5.55%, 06/15/2035
(d)
300 299
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
ELP Commercial Mortgage Trust 2021-ELP
4.97%, 11/15/2038
(d)
744 743
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp Trust 2023-SHIP
4.47%, 09/10/2038
(d),(g)
460 459
GSAT Trust 2025-BMF
5.65%, 07/15/2040
(d)
200 200
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
5.32%, 04/15/2038
(d)
$ 658 $ 658
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
KRE Commercial Mortgage Trust 2025-AIP4
5.45%, 03/15/2042
(d)
400 399
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
LBA Trust 2024-7IND
5.59%, 10/15/2041
(d)
278 279
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LBA Trust 2024-BOLT
5.74%, 06/15/2039
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2022-BMR Mortgage Trust
5.45%, 05/15/2039
(d)
800 778
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.74%, 05/15/2041
(d)
500 499
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
5.07%, 04/15/2038
(d)
123 123
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHP 2021-STOR
4.97%, 07/15/2038
(d)
650 650
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
4.96%, 01/15/2039
(d)
25 25
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
PENN Commercial Mortgage Trust 2025-P11
5.52%, 08/10/2042
(d),(g)
200 204
PRM5 Trust 2025-PRM5
4.62%, 03/10/2033
(d),(g)
200 199
SREIT Trust 2021-MFP
5.00%, 11/15/2038
(d)
503 503
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
TEXAS Commercial Mortgage Trust 2025-TWR
5.44%, 04/15/2042
(d)
200 199
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
WB Commercial Mortgage Trust 2024-HQ
6.13%, 03/15/2040
(d),(g)
500 501
$ 11,791
Computers - 1 .26%
Apple Inc
4.00%, 05/12/2028
(f)
300 302
Dell International LLC / EMC Corp
4.75%, 04/01/2028 100 101
5.00%, 04/01/2030 150 154
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 600 603
4.55%, 10/15/2029 400 402
$ 1,562
Diversified Financial Services - 0 .45%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.38%, 11/15/2030
(h)
200 199
6.45%, 04/15/2027 350 361
$ 560

Schedule of Investments
Short-Term Income Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 6 .17%
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
$ 150 $ 148
5.95%, 03/30/2029
(d)
500 523
Black Hills Corp
4.55%, 01/31/2031
(h)
200 200
Consumers Energy Co
4.90%, 02/15/2029 375 384
Dominion Energy Inc
4.60%, 05/15/2028 350 354
DTE Energy Co
3.40%, 06/15/2029 200 193
Evergy Kansas Central Inc
4.70%, 03/13/2028 100 101
Exelon Corp
5.15%, 03/15/2029 320 329
Fortis Inc/Canada
3.06%, 10/04/2026 656 648
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 167 170
4.90%, 03/15/2029
(f)
300 307
NRG Energy Inc
4.73%, 10/15/2030
(d),(h)
150 150
OGE Energy Corp
5.45%, 05/15/2029 400 416
PacifiCorp
5.10%, 02/15/2029 450 461
Public Service Enterprise Group Inc
4.90%, 03/15/2030 100 102
5.20%, 04/01/2029 300 310
5.88%, 10/15/2028 350 367
Southern Co/The
5.50%, 03/15/2029 500 520
Southern Power Co
4.25%, 10/01/2030 100 99
Southwestern Electric Power Co
1.65%, 03/15/2026 600 593
Tampa Electric Co
4.90%, 03/01/2029 110 112
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
800 793
Wisconsin Public Service Corp
4.55%, 12/01/2029 125 127
Xcel Energy Inc
1.75%, 03/15/2027 250 242
$ 7,649
Environmental Control - 0 .25%
Republic Services Inc
4.75%, 07/15/2030 300 307
Food - 0 .41%
Mars Inc
4.60%, 03/01/2028
(d)
200 202
4.80%, 03/01/2030
(d)
300 306
$ 508
Gas - 0 .12%
NiSource Inc
5.25%, 03/30/2028 150 154
Healthcare - Products - 0 .16%
Solventum Corp
5.40%, 03/01/2029 194 200
Healthcare - Services - 0 .86%
Cigna Group/The
1.25%, 03/15/2026 208 205
HCA Inc
5.25%, 06/15/2026 700 702
5.88%, 02/01/2029 150 156
$ 1,063
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 1 .17%
JP Morgan Mortgage Trust 2023-HE1
6.14%, 11/25/2053
(d)
$ 54 $ 54
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
6.09%, 03/20/2054
(d)
286 287
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
5.99%, 05/20/2054
(d)
176 177
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust Series 2024-HE3
5.59%, 02/25/2055
(d)
365 365
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055
(d),(g)
253 255
JP Morgan Mortgage Trust Series 2025-HE1
5.54%, 07/20/2055
(d)
308 308
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
$ 1,446
Insurance - 2 .70%
Aon North America Inc
5.15%, 03/01/2029 700 720
Arthur J Gallagher & Co
4.85%, 12/15/2029 150 153
Brown & Brown Inc
4.90%, 06/23/2030 100 101
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
300 298
Markel Group Inc
3.50%, 11/01/2027 209 206
New York Life Global Funding
4.60%, 12/05/2029
(d)
200 203
4.60%, 06/03/2030
(d)
350 356
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 495
4.96%, 01/13/2030
(d)
300 308
5.07%, 03/25/2027
(d)
500 508
$ 3,348
Internet - 0 .40%
eBay Inc
1.40%, 05/10/2026 500 492
Machinery - Diversified - 0 .25%
Ingersoll Rand Inc
5.20%, 06/15/2027 200 203
Westinghouse Air Brake Technologies Corp
4.90%, 05/29/2030 100 102
$ 305
Media - 0 .42%
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.10%, 06/01/2029 500 525
Mining - 0 .08%
Glencore Funding LLC
5.19%, 04/01/2030
(d)
100 103
Mortgage Backed Securities - 4 .67%
Chase Home Lending Mortgage Trust 2025-3
5.50%, 02/25/2056
(d),(g)
222 223
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
280 283
CHL Mortgage Pass-Through Trust 2003-46
6.26%, 01/19/2034
(g)
7 7

Schedule of Investments
Short-Term Income Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
$ 91 $ 82
JP Morgan Mortgage Trust 2004-A3
6.51%, 07/25/2034
(g)
3 3
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 9
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
233 215
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
197 198
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
767 775
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
386 389
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(g)
245 247
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
118 107
Morgan Stanley Residential Mortgage Loan Trust
2025-1
5.50%, 03/25/2055
(d),(g)
187 187
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
337 301
PHH Mortgage Trust Series 2008-CIM1
6.64%, 06/25/2038 27 24
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
616 556
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
118 110
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
327 293
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
458 406
Sequoia Mortgage Trust 2024-1
5.88%, 01/25/2054
(d),(g)
278 279
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(g)
104 105
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
699 707
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
3 3
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
196 169
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
73 68
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
55 50
$ 5,796
Oil & Gas - 1 .12%
Canadian Natural Resources Ltd
5.00%, 12/15/2029
(d)
165 169
Diamondback Energy Inc
5.15%, 01/30/2030 350 361
5.20%, 04/18/2027 400 406
EOG Resources Inc
4.40%, 07/15/2028 150 151
Occidental Petroleum Corp
5.20%, 08/01/2029 300 304
$ 1,391
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0 .33%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
$ 200 $ 203
5.00%, 11/15/2029
(d)
200 206
$ 409
Other Asset Backed Securities - 11 .21%
1988 CLO 2 Ltd
5.52%, 04/15/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
37 Capital CLO II
5.61%, 07/15/2034
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
5.86%, 07/20/2037
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AB BSL CLO 4 Ltd
5.63%, 04/20/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Bardot CLO Ltd
5.31%, 10/22/2032
(d)
417 417
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
151 152
Cerberus Loan Funding XXIV LP
5.67%, 07/15/2030
(d)
290 290
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,313 1,093
1.69%, 07/15/2060
(d)
448 385
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 57 57
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
50 50
Dewolf Park CLO Ltd
5.50%, 10/15/2030
(d)
346 346
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
280 281
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
158 159
DLLAD 2025-1 LLC
4.46%, 11/20/2028
(d)
200 201
Empower CLO 2025-1 Ltd
5.64%, 07/20/2038
(d)
400 401
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
147 147
Lake Shore MM CLO II Ltd
5.72%, 10/17/2031
(d)
398 398
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XL-R Ltd
5.25%, 10/16/2038
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Magnetite XLVII Ltd
5.65%, 01/25/2038
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%

Schedule of Investments
Short-Term Income Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Maranon Loan Funding 2021-3 Ltd
6.07%, 10/15/2036
(d)
$ 300 $ 301
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Marathon CLO XIII Ltd
5.52%, 04/15/2032
(d)
704 704
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
18 18
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
257 263
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
382 382
New Mountain CLO 6 Ltd
5.72%, 10/15/2037
(d)
300 301
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
New Mountain CLO 7 Ltd
5.48%, 03/31/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Oaktree CLO 2019-4 Ltd
5.84%, 07/20/2037
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
5.88%, 04/20/2037
(d)
500 502
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
PFS Financing Corp
4.85%, 02/15/2030
(d)
450 457
4.95%, 02/15/2029
(d)
650 658
5.52%, 10/15/2028
(d)
200 203
Signal Peak CLO 11 Ltd
5.78%, 07/18/2037
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.45%
T-Mobile US Trust 2025-2
4.34%, 04/22/2030
(d)
200 201
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
750 761
Verizon Master Trust
4.17%, 08/20/2030 250 251
4.35%, 08/20/2032
(d)
250 252
4.49%, 01/22/2029 700 701
4.62%, 11/20/2030 300 304
5.16%, 06/20/2029 600 605
Voya 2012-4 Ltd
5.58%, 10/15/2030
(d)
109 109
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
$ 13,905
Packaging & Containers - 0 .69%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
450 443
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 400 411
$ 854
Pharmaceuticals - 1 .85%
AbbVie Inc
4.80%, 03/15/2029
(f)
500 511
Astrazeneca Finance LLC
4.85%, 02/26/2029 400 410
Bristol-Myers Squibb Co
4.90%, 02/22/2029 500 513
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co
4.50%, 02/09/2029 $ 500 $ 508
4.55%, 02/12/2028 250 254
4.75%, 02/12/2030 100 103
$ 2,299
Pipelines - 3 .48%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
525 548
6.06%, 08/15/2026
(d)
150 152
Enbridge Inc
5.30%, 04/05/2029 150 155
5.90%, 11/15/2026 525 534
Energy Transfer LP
4.40%, 03/15/2027 250 251
5.55%, 02/15/2028 300 309
Kinder Morgan Inc
5.00%, 02/01/2029 500 511
5.10%, 08/01/2029 200 205
ONEOK Inc
4.25%, 09/24/2027 500 501
4.40%, 10/15/2029 300 300
5.55%, 11/01/2026 300 304
Williams Cos Inc/The
4.63%, 06/30/2030 250 252
5.40%, 03/02/2026 300 301
$ 4,323
REITs - 2 .96%
American Homes 4 Rent LP
4.95%, 06/15/2030 192 196
American Tower Corp
5.00%, 01/31/2030 200 205
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 265
5.49%, 03/15/2053
(d)
500 509
CubeSmart LP
4.00%, 11/15/2025 65 65
Omega Healthcare Investors Inc
5.20%, 07/01/2030 200 203
Public Storage Operating Co
4.38%, 07/01/2030 250 251
4.87%, 04/16/2027 450 451
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 485
1.88%, 07/15/2050
(d)
125 124
2.33%, 07/15/2052
(d)
653 621
Welltower OP LLC
4.50%, 07/01/2030 300 303
$ 3,678
Semiconductors - 1 .70%
Advanced Micro Devices Inc
4.21%, 09/24/2026
(f)
200 201
4.32%, 03/24/2028 200 202
Broadcom Inc
4.60%, 07/15/2030 200 203
5.05%, 07/12/2029 350 360
Marvell Technology Inc
4.75%, 07/15/2030 200 203
Micron Technology Inc
6.75%, 11/01/2029 400 435
Texas Instruments Inc
4.60%, 02/08/2029
(f)
500 510
$ 2,114
Software - 1 .43%
Oracle Corp
4.20%, 09/27/2029 400 399
4.80%, 08/03/2028 350 356

Schedule of Investments
Short-Term Income Account
September 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Roper Technologies Inc
4.50%, 10/15/2029 $ 300 $ 303
Take-Two Interactive Software Inc
4.95%, 03/28/2028 500 509
5.40%, 06/12/2029 200 207
$ 1,774
Student Loan Asset Backed Securities - 4 .56%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
44 42
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
46 45
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
94 86
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
180 162
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
181 155
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
226 196
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
100 93
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
452 461
Navient Education Loan Trust 2025-A
5.02%, 07/15/2055
(d)
95 96
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
5 5
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
39 37
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
69 65
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
72 68
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
82 76
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
47 44
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
61 56
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
476 435
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
84 77
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
226 204
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
249 222
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
147 134
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
169 173
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
277 285
Navient Refinance Loan Trust 2025-B
4.72%, 09/15/2055
(d)
300 299
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
315 297
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
101 95
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
198 188
SLM Private Credit Student Loan Trust 2004-A
4.70%, 06/15/2033 12 12
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2006-A
4.59%, 06/15/2039 $ 241 $ 232
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.50%, 12/15/2039 95 92
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
216 197
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
201 188
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
360 339
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
256 242
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
266 265
$ 5,663
Telecommunications - 1 .78%
AT&T Inc
1.70%, 03/25/2026 400 395
4.70%, 08/15/2030 200 203
Cisco Systems Inc
4.75%, 02/24/2030 350 359
4.85%, 02/26/2029 500 513
Crown Castle Towers LLC
4.24%, 07/15/2048
(d)
290 287
NTT Finance Corp
4.62%, 07/16/2028
(d)
200 202
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(d)
250 251
$ 2,210
Transportation - 0 .32%
Ryder System Inc
1.75%, 09/01/2026 400 391
TOTAL BONDS $ 107,931
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8 .71%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.45%, 09/01/2035 $ 3 $ 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .01%
6.14%, 07/01/2034 3 4
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
6.18%, 04/01/2033 5 5
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.51%
6.22%, 02/01/2037 4 4
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.01%
6.37%, 08/01/2034 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
6.52%, 12/01/2032 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.75%, 01/01/2035 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
$ 17

Schedule of Investments
Short-Term Income Account
September 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 8 .70%
3.25%, 06/30/2029 $ 3,000 $ 2,955
4.00%, 01/15/2027 5,800 5,822
4.50%, 07/15/2026 2,000 2,011
$ 10,788
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 10,808
Total Investments $ 124,352
Other Assets and Liabilities -  (0.22)% (269)
TOTAL NET ASSETS - 100.00% $ 124,083
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,095 or
0.88% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $52,292 or 42.14% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,058 or 0.85% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 8,662 $ 58,952 $ 63,096 $ 4,518
$ 8,662 $ 58,952 $ 63,096 $ 4,518
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 119 $ — $ — $ —
$ 119 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Treasury  Note; December 2025 Long 46 $ 5,023 $ (7)
Total $ (7)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .93 % Shares Held Value (000's)
Money Market Funds - 0 .93%
BlackRock Liquidity FedFund - Institutional Class
4.02%
(a),(b)
1,154,016 $ 1,154
Principal Government Money Market Fund - Class
R-6 4.04%
(a),(c)
455,069 455
$ 1,609
TOTAL INVESTMENT COMPANIES $ 1,609
COMMON STOCKS - 100 .01 % Shares Held Value (000's)
Aerospace & Defense - 1 .99%
AAR Corp
(d)
18,000 $ 1,614
Curtiss-Wright Corp 3,400 1,846
$ 3,460
Agriculture - 1 .73%
Darling Ingredients Inc
(d)
32,200 994
Vital Farms Inc
(d)
48,700 2,004
$ 2,998
Apparel - 0 .75%
PVH Corp 15,500 1,298
Automobile Parts & Equipment - 0 .72%
Visteon Corp 10,500 1,259
Banks - 10 .40%
Ameris Bancorp 26,200 1,921
First Horizon Corp 73,800 1,668
First Merchants Corp 26,900 1,014
FNB Corp/PA 124,058 1,998
Independent Bank Corp/MI 12,000 372
National Bank Holdings Corp 16,100 622
Pinnacle Financial Partners Inc 16,300 1,529
Popular Inc 25,200 3,201
UMB Financial Corp 24,300 2,876
Webster Financial Corp 14,607 868
Wintrust Financial Corp 15,100 2,000
$ 18,069
Biotechnology - 8 .36%
Akero Therapeutics Inc
(d)
14,456 686
Axsome Therapeutics Inc
(d)
13,200 1,603
Bicycle Therapeutics PLC ADR
(d)
45,500 352
Bridgebio Pharma Inc
(d)
40,400 2,098
Cytokinetics Inc
(d)
34,100 1,874
Denali Therapeutics Inc
(d)
50,000 726
Immunocore Holdings PLC ADR
(d)
16,300 592
Immunome Inc
(d)
44,200 518
Insmed Inc
(d)
30,600 4,407
Iovance Biotherapeutics Inc
(d)
123,500 268
MoonLake Immunotherapeutics
(d),(e)
2,200 16
Structure Therapeutics Inc ADR
(d)
31,500 882
Viking Therapeutics Inc
(d)
19,400 510
$ 14,532
Building Materials - 4 .64%
Eagle Materials Inc 3,657 852
Louisiana-Pacific Corp 8,700 773
Modine Manufacturing Co
(d)
23,500 3,341
SPX Technologies Inc
(d)
10,380 1,939
Trex Co Inc
(d)
22,400 1,157
$ 8,062
Commercial Services - 3 .53%
ABM Industries Inc 35,400 1,633
Huron Consulting Group Inc
(d)
10,800 1,585
Remitly Global Inc
(d)
20,200 329
Stride Inc
(d)
17,400 2,592
$ 6,139
Computers - 3 .57%
Netskope Inc
(d)
44,000 1,000
Parsons Corp
(d)
22,100 1,833
SailPoint Inc
(d),(e)
18,500 408
Varonis Systems Inc
(d)
51,500 2,960
$ 6,201
Distribution & Wholesale - 1 .31%
WESCO International Inc 10,800 2,284
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 5 .09%
Janus Henderson Group PLC 45,400 $ 2,021
Jefferson Capital Inc 28,117 485
Lazard Inc 46,600 2,460
Marex Group PLC 20,292 682
OneMain Holdings Inc 19,700 1,112
Stifel Financial Corp 18,400 2,088
$ 8,848
Electrical Components & Equipment - 0 .89%
EnerSys 13,709 1,549
Electronics - 2 .62%
Advanced Energy Industries Inc 15,500 2,637
TD SYNNEX Corp 11,732 1,921
$ 4,558
Engineering & Construction - 4 .91%
Dycom Industries Inc
(d)
11,200 3,268
MYR Group Inc
(d)
10,600 2,205
Sterling Infrastructure Inc
(d)
9,000 3,057
$ 8,530
Entertainment - 1 .40%
Caesars Entertainment Inc
(d)
25,600 692
TKO Group Holdings Inc 8,600 1,737
$ 2,429
Food - 1 .04%
Performance Food Group Co
(d)
17,300 1,800
Gas - 1 .65%
Southwest Gas Holdings Inc 36,700 2,875
Healthcare - Products - 3 .34%
Castle Biosciences Inc
(d)
66,400 1,512
Exact Sciences Corp
(d)
31,500 1,723
Natera Inc
(d)
15,900 2,560
$ 5,795
Healthcare - Services - 3 .66%
Addus HomeCare Corp
(d)
12,500 1,475
LifeStance Health Group Inc
(d)
108,500 597
Privia Health Group Inc
(d)
77,600 1,932
RadNet Inc
(d)
30,800 2,347
$ 6,351
Home Builders - 1 .51%
Taylor Morrison Home Corp
(d)
39,800 2,627
Insurance - 3 .49%
Axis Capital Holdings Ltd 7,900 757
CNO Financial Group Inc 40,871 1,616
Essent Group Ltd 21,900 1,392
Lincoln National Corp 56,800 2,291
$ 6,056
Internet - 0 .55%
Stubhub Holdings Inc
(d),(e)
56,300 948
Iron & Steel - 1 .24%
Commercial Metals Co 37,600 2,154
Leisure Products & Services - 1 .59%
Life Time Group Holdings Inc
(d)
77,100 2,128
Lindblad Expeditions Holdings Inc
(d)
49,200 630
$ 2,758
Machinery - Diversified - 4 .31%
Chart Industries Inc
(d)
5,700 1,141
Mueller Water Products Inc - Class A 86,000 2,194
Regal Rexnord Corp 13,000 1,865
Zurn Elkay Water Solutions Corp 48,800 2,295
$ 7,495
Miscellaneous Manufacturers - 0 .64%
Fabrinet
(d)
3,040 1,108
Oil & Gas - 2 .15%
Chord Energy Corp 9,700 964
Gulfport Energy Corp
(d)
12,300 2,226
Patterson-UTI Energy Inc 107,000 554
$ 3,744

Schedule of Investments
SmallCap Account
September 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 0 .57%
Helix Energy Solutions Group Inc
(d)
150,700 $ 989
Packaging & Containers - 0 .81%
Graphic Packaging Holding Co 71,900 1,407
Pharmaceuticals - 1 .49%
AdaptHealth Corp
(d)
60,500 541
BellRing Brands Inc
(d)
13,500 491
Collegium Pharmaceutical Inc
(d)
44,400 1,554
$ 2,586
Real Estate - 0 .96%
Newmark Group Inc 89,600 1,671
REITs - 4 .75%
Agree Realty Corp 34,500 2,451
American Healthcare REIT Inc 26,400 1,109
Cousins Properties Inc 47,400 1,371
First Industrial Realty Trust Inc 33,900 1,745
Ladder Capital Corp 55,800 609
Rexford Industrial Realty Inc 23,500 966
$ 8,251
Retail - 2 .01%
American Eagle Outfitters Inc 38,500 659
BJ's Wholesale Club Holdings Inc
(d)
17,100 1,594
Boot Barn Holdings Inc
(d)
7,500 1,243
$ 3,496
Semiconductors - 3 .06%
Allegro MicroSystems Inc
(d)
54,600 1,594
Entegris Inc 10,300 953
SiTime Corp
(d)
9,200 2,772
$ 5,319
Software - 5 .33%
Agilysys Inc
(d)
13,200 1,389
Clearwater Analytics Holdings Inc
(d)
80,500 1,450
JFrog Ltd
(d)
48,000 2,272
Progress Software Corp
(d)
21,600 949
ServiceTitan Inc
(d)
15,200 1,533
Sophia Genetics SA
(d)
58,400 278
Vertex Inc
(d)
34,454 854
Via Transportation Inc
(d)
11,000 529
$ 9,254
Telecommunications - 1 .87%
Credo Technology Group Holding Ltd
(d)
22,375 3,258
Transportation - 1 .19%
Teekay Tankers Ltd 25,900 1,309
World Kinect Corp 29,500 766
$ 2,075
Water - 0 .89%
American States Water Co 21,000 1,540
TOTAL COMMON STOCKS $ 173,773
Total Investments $ 175,382
Other Assets and Liabilities -  (0.94)% (1,633)
TOTAL NET ASSETS - 100.00% $ 173,749
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,154 or
0.66% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,101 or 0.63% of net assets.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 494 $ 35,902 $ 35,941 $ 455
$ 494 $ 35,902 $ 35,941 $ 455
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 43 $ — $ — $ —
$ 43 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer April Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 93 .16 % Shares Held Value (000's)
Exchange-Traded Funds - 93 .14%
iShares Core S&P 500 ETF
(a)
28,484 $ 19,065
SPDR Portfolio S&P 500 ETF
(a)
63,318 4,960
SPDR S&P 500 ETF Trust 5,704 3,800
Vanguard S&P 500 ETF 9,326 5,711
$ 33,536
Money Market Funds - 0 .02%
Principal Government Money Market Fund - Class
R-6 4.04%
(b),(c)
8,452 8
TOTAL INVESTMENT COMPANIES $ 33,544
TOTAL PURCHASED OPTIONS - 16.96% $ 6,107
Total Investments $ 39,651
Other Assets and Liabilities -  (10.12)% (3,645)
TOTAL NET ASSETS - 100.00% $ 36,006
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$12,734 or 35.36% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 124 $ 11,195 $ 11,311 $ 8
$ 124 $ 11,195 $ 11,311 $ 8
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 86 $ 9 $ 5 .61 03/31/2026 $ 4,775 $ 5,692 $ 917
Put - S&P 500 Mini Index
(a)
N/A 594 59 $ 561 .19 03/31/2026 1,909 415 (1,494)
Total $ 6,684 $ 6,107 $ (577)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 186 $ 19 $ 617 .31 03/31/2026 $ (375) $ (1,396) $ (1,021)
Put - S&P 500 Mini Index
(a)
N/A 594 59 $ 505 .07 03/31/2026 (1,019) (227) 792
Total $ (1,394) $ (1,623) $ (229)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer January Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 98 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 98 .04%
iShares Core S&P 500 ETF
(a)
22,845 $ 15,290
SPDR Portfolio S&P 500 ETF
(a)
50,791 3,979
SPDR S&P 500 ETF Trust
(a)
4,566 3,042
Vanguard S&P 500 ETF
(a)
7,462 4,569
$ 26,880
Money Market Funds - 0 .01%
Principal Government Money Market Fund - Class
R-6 4.04%
(b),(c)
2,642 3
TOTAL INVESTMENT COMPANIES $ 26,883
TOTAL PURCHASED OPTIONS - 14.95% $ 4,100
Total Investments $ 30,983
Other Assets and Liabilities -  (13.00)% (3,565)
TOTAL NET ASSETS - 100.00% $ 27,418
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$11,426 or 41.67% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ — $ 43,720 $ 43,717 $ 3
$ — $ 43,720 $ 43,717 $ 3
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 8 $ — $ — $ —
$ 8 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 59 $ 6 $ 5 .88 12/31/2025 $ 3,408 $ 3,905 $ 497
Put - S&P 500 Mini Index
(a)
N/A 463 46 $ 588 .16 12/31/2025 1,263 195 (1,068)
Total $ 4,671 $ 4,100 $ (571)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 168 $ 17 $ 646 .98 12/31/2025 $ (304) $ (643) $ (339)
Put - S&P 500 Mini Index
(a)
N/A 463 46 $ 529 .34 12/31/2025 (684) (86) 598
Total $ (988) $ (729) $ 259
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer July Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 162 .57 % Shares Held Value (000's)
Exchange-Traded Funds - 162 .44%
iShares Core S&P 500 ETF
(a)
85,667 $ 57,337
SPDR Portfolio S&P 500 ETF
(a)
190,270 14,906
SPDR S&P 500 ETF Trust
(a)
17,199 11,457
Vanguard S&P 500 ETF
(a)
28,080 17,196
$ 100,896
Money Market Funds - 0 .13%
Principal Government Money Market Fund - Class
R-6 4.04%
(b),(c)
81,922 82
TOTAL INVESTMENT COMPANIES $ 100,978
TOTAL PURCHASED OPTIONS - 27.80% $ 17,270
Total Investments $ 118,248
Other Assets and Liabilities -  (90.37)% (56,133)
TOTAL NET ASSETS - 100.00% $ 62,115
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$34,336 or 55.28% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 871 $ 43,827 $ 44,616 $ 82
$ 871 $ 43,827 $ 44,616 $ 82
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 8 $ — $ — $ —
$ 8 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 211 $ 21 $ 6 .21 06/30/2026 $ 12,996 $ 13,931 $ 935
Put - S&P 500 Mini Index
(a)
N/A 1,741 174 $ 620 .50 06/30/2026 5,432 3,339 (2,093)
Total $ 18,428 $ 17,270 $ (1,158)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 510 $ 51 $ 682 .55 06/30/2026 $ (1,024) $ (1,932) $ (908)
Put - S&P 500 Mini Index
(a)
N/A 1,741 174 $ 558 .45 06/30/2026 (3,034) (1,833) 1,201
Total $ (4,058) $ (3,765) $ 293
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer October Account
September 30, 2025 (unaudited)

INVESTMENT COMPANIES - 37 .14 % Shares Held Value (000's)
Exchange-Traded Funds - 37 .07%
iShares Core S&P 500 ETF
(a)
31,154 $ 20,851
SPDR Portfolio S&P 500 ETF
(a)
69,198 5,421
SPDR S&P 500 ETF Trust
(a)
6,261 4,171
Vanguard S&P 500 ETF
(a)
10,215 6,256
$ 36,699
Money Market Funds - 0 .07%
Principal Government Money Market Fund - Class
R-6 4.04%
(b),(c)
68,847 69
TOTAL INVESTMENT COMPANIES $ 36,768
TOTAL PURCHASED OPTIONS - 7.33% $ 7,262
Total Investments $ 44,030
Other Assets and Liabilities -  55.53% 54,983
TOTAL NET ASSETS - 100.00% $ 99,013
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$16,922 or 17.09% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales September 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.04% $ 7,529 $ 4,303 $ 11,763 $ 69
$ 7,529 $ 4,303 $ 11,763 $ 69
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.04% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 76 $ 8 $ 6 .69 09/30/2026 $ 4,961 $ 5,014 $ 53
Put - S&P 500 Mini Index
(a)
N/A 633 63 $ 668 .85 09/30/2026 2,257 2,248 (9)
Total $ 7,218 $ 7,262 $ 44
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 198 $ 20 $ 735 .74 09/30/2026 $ (404) $ (406) $ (2)
Put - S&P 500 Mini Index
(a)
N/A 633 63 $ 601 .97 09/30/2026 (1,286) (1,288) (2)
Total $ (1,690) $ (1,694) $ (4)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
September 30, 2025 (unaudited)

Currency Abbreviations
USD/$ United States Dollar